As filed with the Securities and Exchange Commission on April 15, 2009


                                File No.333-32531

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-6

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                    [ ] Pre-Effective Amendment No.

                    [X] Post-Effective Amendment No. 16


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                    [X] Amendment No. 18

                        (Check appropriate box or boxes)


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
                           (Exact Name of Registrant)

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              (Name of Depositor)

                              One American Square
                          Indianapolis, Indiana 46282
         (Address of Depositor's Principal Executive Office)(Zip Code)

                                 (317)285-1588
              (Depositor's Telephone Number, including Area Code)

                                 Richard M. Ellery
                            Associate General Counsel
                               One American Square
                          Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

                                   Copies to:
                             Frederick H. Sherley, Esq.
        Dechert, Bank of America Corporate Center, 100 North Tryon Street
                               Charlotte, NC 28202
It is proposed that this filing will become effective (Check appropriate Space)



_____     immediately upon filing pursuant to paragraph (b) of Rule 485

  X       on  May 1, 2009     pursuant to paragraph (b) of Rule 485
_____        ----------------

_____     60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____     on (date) pursuant to paragraph (a)(1) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                             PROSPECTUS FOR

                             FPVUL -

                             FLEXIBLE PREMIUM
                             ADJUSTABLE VARIABLE LIFE

================================================================================

     [LOGO OF ONEAMERICA]
         ONEAMERICA(R)
================================================================================

                             Products and financial services provided by:
                             AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                             a ONEAMERICA(R) company
                             P.O. Box 368, Indianapolis, Indiana 46206-0368
                             Telephone: (800) 537-6442

                                                                     MAY 1, 2009

                                   PROSPECTUS
                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST
           FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE INSURANCE POLICY
                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
       ONE AMERICAN SQUARE, P.O. BOX 7127 INDIANAPOLIS, INDIANA 46206-7127
                       (800) 537-6442 - www.oneamerica.com

This Prospectus describes a flexible premium adjustable variable life insurance policy (the "Policy") offered by American United Life Insurance Company(R) ("AUL") subject to approval in individual states. AUL designed the Policy to provide insurance protection on the Insured (or Insureds if the Owner chooses the Last Survivor Rider) named in the Policy. The Policy also provides the Owner with the flexibility to vary the amount and timing of premium payments and to change the amount of death benefits payable under the Policy. This flexibility allows the Owner to provide for the Owner's changing insurance needs under a single insurance Policy.

The Owner also has the opportunity to allocate Net Premiums and Account Value to one (1) or more Investment Accounts of the AUL American Individual Variable Life Unit Trust (the "Separate Account") and to AUL's general account (the "Fixed Account"), within limits. This Prospectus generally describes only that portion of the Account Value allocated to the Separate Account. For a brief summary of the Fixed Account, see "Fixed Account." AUL invests the assets of each Investment Account in a corresponding mutual Portfolio (each, a "Portfolio"). Each Investment Account invests exclusively in shares of one (1) of the following Fund Portfolios:

AIM Variable Insurance Funds                                         Franklin Templeton Variable Insurance Products Trust
Alger American Fund                                                  Janus Aspen Series
AllianceBernstein Variable Products Series Fund, Inc.                Neuberger Berman Advisers Management Trust
American Century(R) Variable Portfolios, Inc.                        OneAmerica Funds, Inc.
Calvert Variable Series, Inc.                                        Pioneer Variable Contracts Trust
Columbia Funds Variable Insurance Trust                              Royce Capital Fund
Dreyfus Investment Portfolios                                        T. Rowe Price Equity Series, Inc.
Dreyfus Variable Investment Fund                                     T. Rowe Price Fixed Income Series, Inc.
Fidelity(R) Variable Insurance Products Freedom Funds                Timothy Plan(R) Portfolio Variable Series
Fidelity(R) Variable Insurance Products Funds                        Vanguard(R) Variable Insurance Fund

The prospectuses for the Funds describe their respective Portfolios, including the risks of investing in the Portfolios, and provide other information on the Funds. Not all Funds are available with all contracts.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense.

This prospectus should be accompanied by the current prospectuses for the Fund or Funds being considered. Each of these prospectuses should be read carefully and retained for future reference.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 2009.

                                TABLE OF CONTENTS

Description                                                                                     Page
SUMMARY OF THE POLICY .........................................................................    3
FEE TABLE .....................................................................................    4
DEFINITIONS OF TERMS ..........................................................................    6
DIAGRAM OF CONTRACT ...........................................................................    7
GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS .............................   10
  American United Life Insurance Company(R) ...................................................   10
  Separate Account ............................................................................   10
  The Funds ...................................................................................   10
  Revenue AUL Receives ........................................................................   10
  Funds and Objectives ........................................................................   11
  Voting Rights ...............................................................................   15
PREMIUM PAYMENTS AND ALLOCATIONS ..............................................................   15
  Applying for a Policy .......................................................................   15
  Right to Examine Period .....................................................................   15
  Premiums ....................................................................................   16
  Premium Payments to Prevent Lapse ...........................................................   16
  Premium Allocations and Crediting ...........................................................   17
  Transfer Privilege ..........................................................................   17
  Abusive Trading Practices ...................................................................   18
  Dollar Cost Averaging Program ...............................................................   18
  Portfolio Rebalancing Program ...............................................................   18
  Portfolio Optimization Program ..............................................................   19
    The Program ...............................................................................   19
    The Portfolio Optimization Models .........................................................   19
    Periodic Updates of the Portfolio Optimization Model and Notices of Updates ...............   19
    Selecting a Portfolio Optimization Model ..................................................   20
    Quarterly Reports .........................................................................   20
    Risks .....................................................................................   20
FIXED ACCOUNT .................................................................................   21
  Summary of the Fixed Account ................................................................   21
  Minimum Guaranteed and Current Interest Rates ...............................................   21
  Calculation of the Fixed Account Value ......................................................   21
  Transfers from the Fixed Account ............................................................   21
  Payment Deferral ............................................................................   21
CHARGES AND DEDUCTIONS ........................................................................   21
  Premium Expense Charges .....................................................................   21
  Monthly Deduction ...........................................................................   21
  Mortality and Expense Risk Charge ...........................................................   22
  Surrender Charge ............................................................................   22
  Taxes .......................................................................................   23
  Special Uses ................................................................................   23
  Fund Expenses ...............................................................................   23
HOW THE OWNER'S ACCOUNT VALUES VARY ...........................................................   23
  Determining the Account Value ...............................................................   23
  Cash Value and Net Cash Value ...............................................................   24
DEATH BENEFIT AND CHANGES IN FACE AMOUNT ......................................................   24
  Amount of Death Benefit Proceeds ............................................................   24
  Death Benefit Options .......................................................................   25
  Initial Face Amount and Death Benefit Option ................................................   25
  Changes in Death Benefit Option .............................................................   25
  Changes in Face Amount ......................................................................   25
  Selecting and Changing the Beneficiary ......................................................   26
CASH BENEFITS .................................................................................   26
  Policy Loans ................................................................................   26
  Surrendering the Policy for Net Cash Value ..................................................   27
  Partial Surrenders ..........................................................................   27
  Settlement Options ..........................................................................   27
  Specialized Uses of the Policy ..............................................................   28
  Life Insurance Retirement Plans .............................................................   28
  Risks of Life Insurance Retirement Plans ....................................................   28
OTHER POLICY BENEFITS AND PROVISIONS ..........................................................   29
  Limits on Rights to Contest the Policy ......................................................   29
  Changes in the Policy or Benefits ...........................................................   29
  Change of Insured ...........................................................................   29
  Exchange for Paid-Up Policy .................................................................   29
  When Proceeds Are Paid ......................................................................   29
  Dividends ...................................................................................   30
  Reports to Policy Owners ....................................................................   30
  Assignment ..................................................................................   30
  Reinstatement ...............................................................................   30
  Rider Benefits ..............................................................................   30
TAX CONSIDERATIONS ............................................................................   32
  Tax Status of the Policy ....................................................................   32
  Tax Treatment of Policy Benefits ............................................................   32
  Estate and Generation Skipping Taxes ........................................................   34
  Life Insurance Purchased for Use in Split Dollar Arrangements ...............................   34
  Taxation Under Section 403(b) Plans .........................................................   34
  Non-Individual Ownership of Contracts .......................................................   34
  Possible Charge for AUL's Taxes .............................................................   34
OTHER INFORMATION ABOUT THE POLICIES AND AUL ..................................................   34
  Policy Termination ..........................................................................   34
  Resolving Material Conflicts ................................................................   34
  Addition, Deletion or Substitution of Investments ...........................................   35
  Sale of the Policies ........................................................................   35
  State Regulation ............................................................................   35
  Additional Information ......................................................................   35
  Litigation ..................................................................................   35
  Legal Matters ...............................................................................   35
  Financial Statements ........................................................................   35
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS .........................................   36
PROSPECTUS EXHIBIT 1 - FORM ADV PART II .......................................................   36

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION, THE PROSPECTUSES OF THE FUNDS, OR THE STATEMENTS OF ADDITIONAL INFORMATION OF THE FUNDS.

                              SUMMARY OF THE POLICY

The investor should read the following summary of Prospectus information and diagram of the policy in conjunction with the detailed information appearing elsewhere in this Prospectus. Unless otherwise indicated, the description of the Policy in this Prospectus assumes that the Policy is in force, that the Last Survivor Rider is not in force, and that there are no outstanding loans and loan interest.

The Policy is similar in many ways to fixed-benefit life insurance. As with fixed-benefit life insurance, typically the Owner of a Policy pays premium payments for insurance coverage on the Insured. Also, like fixed-benefit life insurance, the Policy provides for accumulation of Net Premiums and a Net Cash Value that is payable if the Owner surrenders the Policy during the Insured's lifetime. As with fixed-benefit life insurance, the Net Cash Value during the early Policy Years is likely to be lower than the premium payments paid.

However, the Policy differs from fixed-benefit life insurance in several important respects. Unlike fixed-benefit life insurance, the Death Benefit may and the Account Value will increase or decrease to reflect the investment performance of the Investment Accounts to which Account Value is allocated. Also, there is no guaranteed minimum Net Cash Value. Nonetheless, AUL guarantees to keep the Policy in force during the Guarantee Period shown on the Policy Data Page of the Owner's Policy if, on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period (shown on the Policy Data Page of the Owner's Policy) multiplied by the number of Policy Months since the Policy Date. Otherwise, if the Net Cash Value is insufficient to pay the Monthly Deduction, the Policy will lapse without value after a grace period. See "Premium Payments to Prevent Lapse." If a Policy lapses while loans are outstanding, adverse tax consequences may result. See "Tax Considerations."

CONTRACT BENEFITS. Cash benefits available under a Contract include loans for up to 90 percent of the Account Value; partial surrenders, provided there is sufficient Net Cash Value; the ability to surrender the contract in full at any time for its Net Cash Value less loan interest due on the next Policy Anniversary and any surrender charges.

Death benefits include benefit payable to the beneficiary income tax free, available as a lump sum or under a variety of settlement options, either equal to the Face Amount, or equal to the Face Amount plus Account Value; flexibility to change the death benefit option and face amount.

CONTRACT RISKS. AUL intends for the Policy to satisfy the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). Under certain circumstances, the Internal Revenue Code will treat a Policy as a Modified Endowment. AUL will monitor the Policies and will attempt to notify the Owner on a timely basis if the Owner's Policy ceases to satisfy the federal tax definition of life insurance or becomes a Modified Endowment. However, AUL does not assume the duty to undertake to give the Owner such notice or to take corrective action. AUL reserves the right to refund any premiums that may cause the Policy to become a Modified Endowment. For further discussion of the tax status of a Policy and the tax consequences of being treated as a life insurance contract or a Modified Endowment, see "Tax Considerations."

Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause the Owner's policy to lapse, endangering insurance coverage. There is no guarantee that the Owner's policy will not lapse even if the Owner pays the Owner's planned premium. The Owner should review the Owner's coverage with the Owner's registered representative on a regular basis.

Withdrawal charges on full surrenders may inhibit the Owner's ability to access the Owner's Cash Value. Furthermore, making a withdrawal or taking a loan may change the Owner's policy's Face Amount and/or death benefit, reducing the death benefit proceeds payable to the Owner's beneficiary. Withdrawals and loans may make the Owner's policy more susceptible to lapse.

PORTFOLIO COMPANY RISKS. Each Investment Option invests in a corresponding Fund Portfolio. The value of each Portfolio fluctuates with the value of the investments that it holds. Returns are not guaranteed. The Owner bears the investment risk of any Investment Option that the Owner chooses. A comprehensive discussion of the risks of each Fund Portfolio may be found in the Fund's prospectus.

PURPOSE OF THE POLICY. AUL designed the Policy to provide long-term insurance benefits; and, it may also provide long-term accumulation of Cash Value. The Owner should evaluate the Policy in conjunction with other insurance policies that the Owner owns, as well as the need for insurance and the Policy's long-term potential for growth. It may not be advantageous to replace existing insurance coverage with this Policy.

RIGHT TO EXAMINE PERIOD AND POLICY EXCHANGE. For a limited time, the Owner has the right to cancel the Owner's Policy and receive a refund. See "Right to Examine Period." AUL generally allocates Net Premiums to the Fixed Account and Investment Accounts on the later of the day the "right to examine" period expires, or the date AUL receives the premium at the Corporate Office. See "Premium Allocations and Crediting."

The Owner may exchange the Policy for a paid-up whole life policy with a level face amount, not greater than the Policy's Face Amount, that can be purchased by the Policy's Net Cash Value. See "Exchange for Paid-Up Policy."

PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM"). Portfolio Optimization is the diversification among asset classes to help reduce volatility over the long-term. If the Owner selects a Portfolio Optimization model, the Owner's initial premium payment will be allocated to the investment options according to the model the Owner selects. Subsequent premium payments will also be allocated accordingly. The Program automatically rebalances the Owner's Contract annually, to maintain the asset allocation given in the Owner's Portfolio Optimization model (which may be updated annually; see below).

Generally on an annual basis all the Portfolio Optimization models are evaluated. Each model may change and investment options may be added to or deleted from a model as a result of the annual analysis. After the annual analysis, AUL will automatically update the Owner's model to the new version. This means the Owner's allocations, and potentially the underlying investment options, will automatically change and the Owner's Account Value will be automatically rebalanced among the investment options in the Owner's model each year.

The Program must be chosen if the Owner elects certain riders. If the Owner elects one (1) of these riders and later terminate the Program, the rider will automatically terminate.

OWNER INQUIRIES. If the Owner has any questions, the Owner may write or call the Corporate Office.

                                    FEE TABLE

The following tables describe the fees and expenses that the Owner will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that the Owner will pay at the time that the Owner buys the Policy, surrenders the Policy, or transfers cash value between investment options.

                                TRANSACTION FEES

--------------------------------------------------------------------------------------------------------------------
CHARGE                          WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
Maximum Surrender Charge        Upon Full Surrender              Maximum of 100% of base coverage target premium (1)
Premium Taxes (2)               Upon receipt of premium          Maximum of 2.5% of premium
Sales Charge                    Upon receipt of premium          Prior to 5/1/2000: Maximum of 3.5% of premium
                                                                 After 5/1/2000: Maximum of 2.5% of premium
Transfer Fees                   Upon transfer of accumulated     Maximum $25.00 per transfer in
                                value between investment         excess of 12 in a policy year (3)
                                Options

(1) 100 percent of base coverage target premium is a maximum of $50.00 per $1,000 of face amount.

(2) AUL does not expect to change the premium tax charge unless the rates AUL pays change or a change in law requires AUL to do so.

(3) There is no charge currently imposed on transfers.

The next table describes the fees and expenses that the Owner will pay periodically during the time that the Owner owns the Policy, not including Fund company fees and expenses.

           PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES

--------------------------------------------------------------------------------------------------------------------
CHARGE                             WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
Cost of Insurance (COI) (1)(2)(7)  Monthly beginning on             $0.01 - $83.33 per 1,000 of
                                   contract date                    net amount at risk
Representative COI (3)             Monthly beginning on             $0.11 per 1,000 of
                                   contract date                    net amount at risk
Monthly Administrative Charge (4)  Monthly beginning on             $17.50 year 1
                                   contract date                    $10.00 year 2 and thereafter
                                                                    For contracts issued prior to May 1, 2000:
                                                                    $30.00 year 1
                                                                    $10.00 year 2 and thereafter
Mortality and Expense              Monthly beginning on             0.75% years 1-10
Risk Charge (4)                    contract date                    0.25% year 11 and thereafter
Loan Interest (4)                  Monthly beginning on             6% annual percentage rate
                                   loan date
Optional Benefits (5)
Waiver of Monthly Deduction        Monthly beginning on             19.48% of all contract charges
Disability (WMDD) (7)              contract date                    based on insured's attained age
Representative WMDD (3)            Monthly beginning on             7.04%
                                   contract date
Last Survivor Rider (6)            No Charge
Portfolio Optimization             No Charge
Accounting Benefit Rider           No Charge

(1) Cost of insurance varies based on a number variables and therefore will vary between Policies, and may vary from Monthiversary to Monthiversary. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured.

(2) When the younger person insured by the policy reaches age 100, this charge is reduced to zero.

(3) The representative charges are that of a male, age 35, preferred non-tobacco, policy year one (1).

(4) The charge does not vary based on an individual's characteristics.

(5) Subject to state availability.

(6) This rider has no specific charge, but it modifies the cost of insurance charge to reflect the mortality of the two insureds under the contract.

(7) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

           PERIODIC CHARGES OTHER THAN FUND COMPANY OPERATING EXPENSES

--------------------------------------------------------------------------------------------------------------------
CHARGE                             WHEN CHARGE IS DEDUCTED          AMOUNT DEDUCTED
--------------------------------------------------------------------------------------------------------------------
Guaranteed Insurability            Monthly beginning on             $0 - $0.19 per 1,000 of chosen
Option (GIO) (7)                   contract date                    increase in face amount
Representative GIO (3)             Monthly beginning on             $0.17 per 1,000 of chosen
                                   contract date                    increase in face amount
Children's Insurance Benefit       Monthly beginning on             $0.83 per unit of coverage
Rider (CIBR) (4)                   contract date
Representative CIBR (3)            Monthly beginning on             $0.83 per unit of coverage
                                   contract date
Other Insured Term Rider (OIR) (7) Monthly beginning on             $0.01 - $83.33 per 1,000 of
                                   contract date                    rider face amount
Representative OIR (3)             Monthly beginning on             $0.12 per 1,000 of
                                   contract date                    rider face amount
Same Insured Rider (SIR) (7)       Monthly beginning on             $0.01 - $83.33 per 1,000 of
                                   contract date                    rider face amount
Representative SIR (3)             Monthly beginning on             $0.12 per 1,000 of
                                   contract date                    rider face amount
Waiver of Premium Disability       Monthly beginning on             $0.01 - $6.55 per 100 of
Benefit Rider WPD (7)              contract date                    monthly chosen benefit
Representative WPD (3)             Monthly beginning on             $2.78 per 100 of
                                   contract date                    monthly chosen benefit
Automatic Increase Rider           No Charge
Guaranteed Death                   No Charge
Benefit Rider
Accelerated Death                  No Charge
Benefit Rider

(3) The representative charges are that of a male, age 35, preferred non-tobacco.

(4) The charge does not vary based on an individual's characteristics.

(7) The charge varies based on an individual's characteristics. Consult the Owner's Policy for details regarding the actual charges the Owner will pay.

The next table shows the minimum and maximum total operating expenses charged by the Portfolio companies that the Owner may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund company's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND COMPANY OPERATING EXPENSES              MINIMUM              MAXIMUM
--------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution and/or
service (12b-1) fees, and other expenses)                 0.10%                1.97%
--------------------------------------------------------------------------------------

                              DEFINITIONS OF TERMS

ACCOUNT VALUE - The Account Value is the sum of the balances in the Variable Account, the Fixed Account(s), and the Loan Account.

ATTAINED AGE - The Issue Age increased by one for each complete Policy Year.

BUSINESS DAY - A day on which both the Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, the Corporate Office is not open for business on the day after Thanksgiving; but the Corporate Office may not be open for business on other days.

CASH VALUE - The Cash Value is the Account Value less the Surrender Charge.

CONTRACT DATE - The date from which Monthiversaries, Policy Years, and Policy Anniversaries are measured. Suicide and incontestability periods are also measured from the Contract Date.

CORPORATE OFFICE - The Variable Products Service office at AUL's principal business office, One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127, (800) 537-6442. www.oneamerica.com.

DEATH BENEFIT AND DEATH BENEFIT PROCEEDS - This Policy has two (2) death benefit options. The Death Benefit Proceeds are the Death Benefit less any outstanding loan and loan interest, plus any benefits provided by rider.

FACE AMOUNT - The Face Amount shown on the Policy Data Page of the Policy, or as subsequently changed.

FIXED ACCOUNT - An account which is part of AUL's general account, and is not part of or dependent upon the investment performance of the Variable Account.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a Portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

GUARANTEE PERIOD - The period shown on the Policy Data Page during which the Policy will remain in force if cumulative premiums less any outstanding loan and loan interest and Partial Surrenders equal or exceed the Required Premium for the Guarantee Period. The Guarantee Period terminates on any Monthiversary that this test fails.

INSURED - The insured named on the Policy Data Page of the Policy. The Insured may or may not be the Owner. An available rider provides for coverage on the lives of two Insureds.

INVESTMENT ACCOUNTS/INVESTMENT OPTIONS - One (1) or more of the subdivisions of the Separate Account. Each Investment Account is invested in a corresponding Portfolio of a particular fund.

ISSUE AGE -The Insured's age as of the Contract Date.

ISSUE DATE - The date the Policy is issued.

LOAN ACCOUNT - A portion of the Account Value which is collateral for loan amounts.

MINIMUM INSURANCE PERCENTAGE - The minimum percentage of insurance required to qualify the Policy as life insurance under the Internal Revenue Code. A table of these amounts is on the Policy Data Page of the Owner's Policy.

MODIFIED ENDOWMENT - A classification of policies determined under the Internal Revenue Code to be modified endowment contracts which affects the tax status of distributions from the Policy.

MONTHIVERSARY - The same date of each month as the Contract Date. If a Monthiversary falls on a day which is not a Valuation Date, the processing of the Monthiversary will be the next Valuation Date.

NET CASH VALUE - Cash Value less outstanding loans and loan interest.

NET PREMIUM - The total premium paid reduced by premium expense charges.

OWNER - The owner named in the application for a Policy, unless changed.

PARTIAL SURRENDER - A withdrawal of a portion of the Account Value.

POLICY ANNIVERSARY - The same date each year as the Contract Date.

POLICY DATA PAGE - The Policy Data Page in the Owner's Policy, or the supplemental Policy Data Page most recently sent to the Owner by AUL.

POLICY YEAR - One (1) year from the Contract Date and from each Policy Anniversary.

PORTFOLIO - A separate investment fund in which the Separate Account invests.

PROPER NOTICE - Notice that is received at the Corporate Office in a form acceptable to AUL.

REQUIRED PREMIUM FOR THE GUARANTEE PERIOD - The amount that must be paid on a cumulative basis to keep this Policy in force during the Guarantee Period.

RISK AMOUNT - The Death Benefit discounted at a guaranteed interest rate of 3 percent for one (1) month, less the Account Value; in other words, the Death Benefit divided by 1.00246627 less the account value.

SEPARATE ACCOUNT - AUL American Individual Variable Life Unit Trust. The Separate Account is segregated into several Investment Accounts each of which invests in a corresponding fund Portfolio.

VALUATION DATE - Each date on which the Investment Accounts are valued, which currently includes each Business Day.

VALUATION PERIOD - A Valuation Period begins at the close of a Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The Separate Account.

VARIABLE ACCOUNT VALUE - The Account Value of this Contract that is invested in one (1) or more Investment Accounts.

                               DIAGRAM OF CONTRACT

The diagram on the following pages summarizes the most important features of the Policy, such as charges, cash surrender benefits, Death Benefits, and calculation of Cash Value.

--------------------------------------------------------------------------------
                                PREMIUM PAYMENTS
--------------------------------------------------------------------------------

o The Owner selects a payment plan but is not required to pay premium payments according to the plan. The Owner can vary the amount and frequency.

o The Policy's minimum initial premium payment depends on the Insured's age, sex and risk class, Initial Face Amount selected, any supplemental and/or rider benefits, and any planned periodic premiums.

o Unplanned premium payments may be made, within limits.

o Extra premium payments may be necessary to prevent lapse.

--------------------------------------------------------------------------------
                                       ||
--------------------------------------------------------------------------------
                        DEDUCTIONS FROM PREMIUM PAYMENTS
--------------------------------------------------------------------------------

o For state and local premium taxes (2.5 percent of premium payments).

o For contracts issued prior to May 1, 2000: For sales charges (3.5 percent of each premium paid during the first ten (10) Policy years; 1.5 percent of each premium paid thereafter).

o For contracts issued after May 1, 2000: For sales charges (2.5 percent of each premium paid).

--------------------------------------------------------------------------------
                                       ||
--------------------------------------------------------------------------------
                              NET PREMIUM PAYMENTS
--------------------------------------------------------------------------------

o The Owner directs the allocation of Net Premium payments among the Investment Accounts of the Separate Account and the Fixed Account (effective May 1, 1999, the American Century(R) VP Capital Appreciation Portfolio is not available for new money deposits or transfers; effective May 1, 2004 the T. Rowe Price Mid-Cap Growth Portfolio is not available for new contracts). (See rules and limits on Net Premium payment allocations.)

o Each Investment Account invests in a corresponding Portfolio of a Fund:

--------------------------------------------------------------------------------

FUND                                                      PORTFOLIO
----                                                      ---------
AIM Variable Insurance Funds                              AIM V.I. Core Equity Fund
                                                          AIM V.I. Dynamics Fund
                                                          AIM VI. Financial Services Fund
                                                          AIM V.I. Global Health Care Fund
                                                          AIM V.I. Global Real Estate Fund
                                                          AIM V.I. High Yield Fund
                                                          AIM V.I. International Growth Fund
                                                          AIM V.I. Utilities Fund
Alger American Fund                                       Alger American LargeCap Growth Portfolio
                                                          Alger American SmallCap Growth Portfolio
AllianceBernstein Variable Products Series Fund, Inc      AllianceBernstein VPS International Growth Portfolio
                                                          AllianceBernstein VPS International Value Portfolio
                                                          AllianceBernstein VPS Small/Mid Cap Value Portfolio
American Century(R) Variable Portfolios, Inc.             American Century(R) VP Capital Appreciation Portfolio
                                                          American Century(R) VP Income & Growth Portfolio
                                                          American Century(R) VP International Portfolio
                                                          American Century(R) VP Mid Cap Value Fund
                                                          American Century(R) VP Ultra(R)
                                                          American Century(R) VP Vista (SM)
Calvert Variable Series, Inc.                             Calvert Social Mid Cap Growth Portfolio
Columbia Funds Variable Insurance Trust                   Columbia Federal Securities Fund, Variable Series
                                                          Columbia Small Cap Value Fund, Variable Series
Dreyfus Investment Portfolios                             Dreyfus Investment Portfolios, Technology Growth Portfolio
                                                          Dreyfus Investment Portfolio, Small Cap Stock Index Portfolio
Dreyfus Variable Investment Fund                          Dreyfus Variable Investment Fund, Appreciation Portfolio

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                        NET PREMIUM PAYMENTS (CONTINUED)
--------------------------------------------------------------------------------
o Each Investment Account invests in a corresponding portfolio of a fund (continued):

FUND                                                      PORTFOLIO
----                                                      ---------
Fidelity(R) Variable Insurance Products Freedom Funds     Fidelity(R) VIP Freedom Income Portfolio
                                                          Fidelity(R) VIP Freedom 2005 Portfolio
                                                          Fidelity(R) VIP Freedom 2010 Portfolio
                                                          Fidelity(R) VIP Freedom 2015 Portfolio
                                                          Fidelity(R) VIP Freedom 2020 Portfolio
                                                          Fidelity(R) VIP Freedom 2025 Portfolio
                                                          Fidelity(R) VIP Freedom 2030 Portfolio
Fidelity(R) Variable Insurance Products Fund              Fidelity(R) VIP Asset Manager(SM) Portfolio
                                                          Fidelity(R) VIP Contrafund(R) Portfolio
                                                          Fidelity(R) VIP Equity-Income Portfolio
                                                          Fidelity(R) VIP Growth Portfolio
                                                          Fidelity(R) VIP High Income Portfolio
                                                          Fidelity(R) VIP Index 500 Portfolio
                                                          Fidelity(R) VIP Mid Cap Portfolio
                                                          Fidelity(R) VIP Money Market Portfolio
                                                          Fidelity(R) VIP Overseas Portfolio
Franklin Templeton Variable Insurance Products Trust      Franklin Small Cap Value Securities Fund
                                                          Franklin Templeton VIP Founding Funds Allocation Fund
                                                          Templeton Global Income Securities Fund
                                                          Templeton Foreign Securities Fund
Janus Aspen Series                                        Janus Aspen Flexible Bond Portfolio
                                                          Janus Aspen Forty Portfolio
                                                          Janus Aspen Overseas Portfolio
                                                            (formerly Janus Aspen International Growth Portfolio)
                                                          Janus Aspen Perkins Mid Cap Value Portfolio
                                                          Janus Aspen Worldwide Portfolio
Neuberger Berman Advisers Management Trust                Neuberger Berman AMT Mid-Cap Growth Portfolio
                                                          Neuberger Berman AMT Short Duration Bond Portfolio
                                                          Neuberger Berman AMT Regency Portfolio
                                                          Neuberger Berman AMT Small Cap Growth Portfolio
OneAmerica Funds, Inc.                                    OneAmerica Asset Director Portfolio
                                                          OneAmerica Investment Grade Bond Portfolio
                                                          OneAmerica Money Market Portfolio
                                                          OneAmerica Value Portfolio
Pioneer Variable Contracts Trust                          Pioneer Emerging Markets VCT Portfolio
                                                          Pioneer Equity Income VCT Portfolio
                                                          Pioneer Fund VCT Portfolio
                                                          Pioneer Growth Opportunities VCT Portfolio
Royce Capital Fund                                        Royce Small-Cap Portfolio
T. Rowe Price Equity Series, Inc.                         T. Rowe Price Blue Chip Growth Portfolio
                                                          T. Rowe Price Equity Income Portfolio
                                                          T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Fixed Income Series, Inc.                   T. Rowe Price Limited-Term Bond Portfolio
Timothy Plan(R) Portfolio Variable Series                 Timothy Plan(R) Conservative Growth Variable
                                                          Timothy Plan(R) Strategic Growth Variable
Vanguard(R) Variable Insurance Fund                       Vanguard(R) Diversified Value Portfolio
                                                          Vanguard(R) VIF Mid-Cap Index Portfolio
                                                          Vanguard(R) VIF Small Company Growth Portfolio
                                                          Vanguard(R) VIF Total Bond Market Index Portfolio

o Not all funds are available with all contracts.

AUL credits interest on amounts allocated to the Fixed Account at a minimum guaranteed rate of 3 percent. (See rules and limits on transfers from the Fixed Account allocations).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   DEDUCTIONS
--------------------------------------------------------------------------------

                              FROM FUND PORTFOLIOS

o The Investment Advisors of the underlying Fund Portfolios deduct Management or Advisory fees and other operating expenses from the assets of each of the individual Fund Portfolios. These fees and expenses range from 0.10 percent to
  1.97 percent of the Portfolios' net assets. These fees are not deducted under the contract. They are reflected in the Portfolios' net asset values.

                               FROM ACCOUNT VALUE

o For contracts issued prior to May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $30.00 per month for the first Policy Year and $5.00 per month thereafter.

o For contracts issued after May 1, 2000: Monthly deduction for cost of insurance, administration fees and charges for any supplemental and/or rider benefits. Administration fees are currently $17.50 per month for the first Policy Year and $6.00 per month thereafter.

                            FROM INVESTMENT ACCOUNTS

o Monthly charge at a guaranteed annual rate of 0.75 percent from the Variable Account Value during the first ten (10) Policy Years and 0.25 percent thereafter. This charge is not deducted from the Fixed Account value.

--------------------------------------------------------------------------------
                                       ||
--------------------------------------------------------------------------------
                                  ACCOUNT VALUE
--------------------------------------------------------------------------------

o Account Value is equal to Net Premiums, as adjusted each Valuation Date to reflect Investment Account investment experience, interest credited on Fixed Account value, charges deducted and other Policy transactions (such as transfers, loans and surrenders).

o Varies from day to day. There is no minimum guaranteed Account Value. The Policy may lapse if the Net Cash Value is insufficient to cover a Monthly Deduction due.

o Can be transferred among the Investment Account and Fixed Account. A transfer fee of $25.00 may apply if more than twelve (12) transfers are made in a Policy Year.

o Is the starting point for calculating certain values under a Policy, such as the Cash Value, Net Cash Value and the Death Benefit used to determine Death Benefit Proceeds.

--------------------------------------------------------------------------------
                                       ||
--------------------------------------------------------------------------------
                                  CASH BENEFITS
--------------------------------------------------------------------------------

o Loans may be taken for amounts up to 90 percent of the Account Value, less loan interest due on the next Policy Anniversary and any surrender charges.

o Partial Surrenders generally can be made provided there is sufficient remaining Net Cash Value.

o The policy may be surrendered in full at any time for its Net Cash Value. A surrender charge will apply during the first fifteen (15) Policy Years.

o Settlement options are available.

o Loans, Partial Surrenders, and Full Surrenders may have adverse tax consequences.

--------------------------------------------------------------------------------
                                       ||
--------------------------------------------------------------------------------
                                 DEATH BENEFITS
--------------------------------------------------------------------------------

o May be Income Tax free to beneficiary.

o Available as lump sum or under variety of settlement options.

o For all policies, the minimum Face Amount of $50,000.

o Two (2) death benefit options available: Option 1, equal to the Face Amount, and Option 2, equal to the Face Amount plus Account Value.

o Flexibility to change the death benefit option and Face Amount.

o Any outstanding loan and loan interest is deducted from the amount payable.

o Supplemental and/or rider benefits may be available.

--------------------------------------------------------------------------------

        GENERAL INFORMATION ABOUT AUL, THE SEPARATE ACCOUNT AND THE FUNDS

AMERICAN UNITED LIFE INSURANCE COMPANY(R)

American United Life Insurance Company(R) ("AUL") has its principal offices at One American Square, Indianapolis, Indiana, 46282. AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the MHC issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. The Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033 in 2003.

AUL conducts a conventional life insurance and annuity business. At December 31, 2008, the OneAmerica Financial Partners, Inc. enterprise, in which AUL is a subsidiary, had assets of $18,493.7 million and had equity of $1,042.3 million.

The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.

SEPARATE ACCOUNT

The Separate Account was established as a segregated investment account under Indiana law on July 10, 1997. It is used to support the Policies and may be used to support other variable life insurance contracts, and for other purposes permitted by law. The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). AUL has established other segregated investment accounts, some of which also are registered with the SEC.

The Separate Account is divided into Investment Accounts. The Investment Accounts available under the Policies invest in shares of Portfolios of the Funds. The Separate Account may include other Investment Accounts that are not available under the Policies and are not otherwise discussed in this Prospectus. The assets in the Separate Account are owned by AUL.

Income, gains and losses, realized or unrealized, of an Investment Account are credited to or charged against the Investment Account without regard to any other income, gains or losses of AUL. Applicable insurance law provides that assets equal to the reserves and other contract liabilities of the Separate Account are not chargeable with liabilities arising out of any other business of AUL. AUL is obligated to pay all benefits provided under the Policies.

THE FUNDS

AUL has entered into agreements with the Distributors/Advisors of AIM Variable Insurance Funds, Alger American Fund, AllianceBernstein Variable Products Series Fund, Inc., American Century(R) Variable Portfolios, Inc., Calvert Variable Series, Inc., Columbia Funds Variable Insurance Trust, Dreyfus Investment Portfolios, Dreyfus Variable Investment Fund, Fidelity(R) Variable Insurance Products Freedom Funds, Fidelity(R) Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Neuberger Berman, Pioneer Investment Management, Inc., Royce Capital Fund, T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., The Timothy Plan(R) and The Vanguard Group, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to Owners who invest in these Funds. Under these agreements and for providing these services, AUL receives compensation from the Distributor/Advisor of these Funds, (or from the Funds if a 12b-1 plan has been approved) ranging from zero basis points until a certain level of Fund assets have been purchased to 60 basis points on the net average aggregate deposits made.

REVENUE AUL RECEIVES

Under the agreements listed in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying fund portfolios, their advisers, subadvisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the funds and AUL, AUL receives compensation from the Distributor/Advisor of the funds, ranging from zero basis points until a certain level of fund assets have been purchased to 60 basis points based on an annual service fee of average daily market value of shares owned by the Separate Account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying fund portfolio assets. Contract Owners and/or Participants, through their indirect investment in the underlying fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying fund portfolios attributable to the policy and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which you allocate the money that makes up your Account Value.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors to certain of the Funds may advise and distribute other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner should consult his or her registered representative who may provide advice on the Funds, as not all of them may be suitable for an Owner's investment needs. The Owner can lose money by investing in a Contract, and the underlying funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, subadvisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise their management or investment practices and policies. Each of the Funds comprises one or more of the Portfolios and other series that may not be available under the Policies. The investment objectives of each of the Portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

FUND                                 INVESTMENT ADVISOR                                     OBJECTIVE
----                                 ------------------                                     ---------
AIM V.I. Core Equity Fund            (1)AIM Funds Management Inc. (AIM                      Seeks growth of capital.
                                         Funds Management Inc. anticipates
                                         changing its name to Invesco Trimark
                                         Investment Management Inc. on or
                                         prior to December 31, 2008); Invesco
                                         Global Asset Management (N.A.), Inc.;
                                         Invesco Institutional (N.A.), Inc.; Invesco
                                         Senior Secured Management, Inc.; Invesco
                                         Hong Kong Limited; Invesco Asset
                                         Management Limited; Invesco Asset
                                         Management (Japan) Limited; Invesco
                                         Asset Management Deutschland, GmbH;
                                         and Invesco Australia Limited
AIM V.I. Dynamics Fund               (1)AIM Funds Management Inc. (AIM Funds                Seeks long-term capital growth.
                                         Management Inc. anticipates changing
                                         its name to Invesco Trimark Investment
                                         Management Inc. on or prior to December
                                         31, 2008); Invesco Global Asset Management
                                         (N.A.), Inc.; Invesco Institutional (N.A.),
                                         Inc.; Invesco Senior Secured Management,
                                         Inc.; Invesco Hong Kong Limited; Invesco
                                         Asset Management Limited; Invesco Asset
                                         Management (Japan) Limited; Invesco
                                         Asset Management Deutschland, GmbH;
                                         and Invesco Australia Limited

FUND                                 INVESTMENT ADVISOR                                     OBJECTIVE
----                                 ------------------                                     ---------
AIM V.I. Financial Services Fund     (1)AIM Funds Management Inc. (AIM Funds                Seeks capital growth.
                                         Management Inc. anticipates changing
                                         its name to Invesco Trimark Investment
                                         Management Inc. on or prior to December
                                         31, 2008); Invesco Global Asset Management
                                         (N.A.), Inc.; Invesco Institutional
                                         (N.A.), Inc.; Invesco Senior Secured
                                         Management, Inc.; Invesco Hong Kong
                                         Limited; Invesco Asset Management
                                         Limited; Invesco Asset Management (Japan)
                                         Limited; Invesco Asset Management
                                         Deutschland, GmbH; and Invesco Australia
                                         Limited
AIM V.I. Global Health Care Fund     (1)AIM Funds Management Inc. (AIM Funds                Seeks capital growth.
                                         Management Inc. anticipates changing
                                         its name to Invesco Trimark Investment
                                         Management Inc. on or prior to December
                                         31, 2008); Invesco Global Asset
                                         Management (N.A.), Inc.; Invesco
                                         Institutional (N.A.), Inc.; Invesco
                                         Senior Secured Management, Inc.; Invesco
                                         Hong Kong Limited; Invesco Asset
                                         Management Limited; Invesco Asset
                                         Management (Japan) Limited; Invesco Asset
                                         Management Deutschland, GmbH; and Invesco
                                         Australia Limited
AIM V.I. Global Real Estate Fund     (1)AIM Funds Management Inc. (AIM Funds                Seeks high total return.
                                         Management Inc. anticipates changing
                                         its name to Invesco Trimark Investment
                                         Management Inc. on or prior to December
                                         31, 2008); Invesco Global Asset Management
                                         (N.A.), Inc.; Invesco Institutional
                                         (N.A.), Inc.; Invesco Senior Secured
                                         Management, Inc.; Invesco Hong Kong
                                         Limited; Invesco Asset Management
                                         Limited; Invesco Asset Management (Japan)
                                         Limited; Invesco Asset Management
                                         Deutschland, GmbH; and Invesco Australia
                                         Limited
AIM V.I. High Yield Fund             (1)AIM Funds Management Inc. (AIM Funds                Seeks a high level of current income.
                                         Management Inc. anticipates changing its
                                         name to Invesco Trimark Investment
                                         Management Inc. on or prior to December
                                         31, 2008); Invesco Global Asset Management
                                         (N.A.), Inc.; Invesco Institutional
                                         (N.A.), Inc.; Invesco Senior Secured
                                         Management, Inc.; Invesco Hong Kong
                                         Limited; Invesco Asset Management
                                         Limited; Invesco Asset Management (Japan)
                                         Limited; Invesco Asset Management
                                         Deutschland, GmbH; and Invesco Australia
                                         Limited
AIM V.I. International Fund          (1)AIM Funds Management Inc. (AIM Funds                Seeks long-term growth of capital.
                                         Management Inc. anticipates changing
                                         its name to Invesco Trimark Investment
                                         Management Inc. on or prior to December
                                         31, 2008); Invesco Global Asset Management
                                         (N.A.), Inc.; Invesco Institutional
                                         (N.A.), Inc.; Invesco Senior Secured
                                         Management, Inc.; Invesco Hong Kong
                                         Limited; Invesco Asset Management
                                         Limited; Invesco Asset Management (Japan)
                                         Limited; Invesco Asset Management
                                         Deutschland, GmbH; and Invesco Australia
                                         Limited

FUND                                         INVESTMENT ADVISOR                             OBJECTIVE
----                                         ------------------                             ---------
AIM V.I. Utilities Fund                      (1)AIM Funds Management Inc. (AIM Funds        Seeks capital growth and current
                                                 Management Inc. anticipates changing         income.
                                                 its name to Invesco Trimark
                                                 Investment Management Inc. on or
                                                 prior to December 31, 2008); Invesco
                                                 Global Asset Management (N.A.), Inc.;
                                                 Invesco Institutional (N.A.), Inc.;
                                                 Invesco Senior Secured Management,
                                                 Inc.; Invesco Hong Kong Limited;
                                                 Invesco Asset Management Limited;
                                                 Invesco Asset Management (Japan)
                                                 Limited; Invesco Asset Management
                                                 Deutschland, GmbH; and Invesco
                                                 Australia Limited

(1) Please note that on or about the end of the fourth quarter of 2009, the Investment Advisor for AIM Variable Insurance Funds
will be Invesco Institutional (N.A.), Inc.

Alger American LargeCap                      Alger Management, Inc.                         Seeks long-term capital appreciation.
  Growth Portfolio
Alger American SmallCap                      Alger Management, Inc.                         Seeks long-term capital appreciation.
  Growth Portfolio
AllianceBernstein VPS International          AllianceBernstein L.P.                         Seeks to provide current income while
  Growth Portfolio                                                                            seeking capital growth.
AllianceBernstein VPS International          AllianceBernstein L.P.                         Seeks long-term growth of capital.
  Value Portfolio
AllianceBernstein VPS Small/                 AllianceBernstein L.P.                         Seeks long-term growth of capital.
  Mid Cap Value Portfolio
American Century(R) VP                       American Century(R) Investment                 Seeks capital growth and seeks
  Capital Appreciation                         Management, Inc.                               income as a secondary objective.
American Century(R) VP Income &              American Century(R) Investment                 Seeks capital growth.
  Growth Portfolio                             Management, Inc.
American Century(R) VP                       American Century(R) Global Investment          Seeks long-term capital growth.
  International Portfolio                      Management, Inc.
American Century(R) VP Mid Cap               American Century(R) Investment                 Seeks long-term growth of capital and
  Value Fund                                   Management, Inc.                               seeks income as a secondary
                                                                                              objective.
American Century(R) VP Ultra(R)              American Century(R) Investment                 Seeks long-term capital growth.
                                               Management, Inc.
American Century(R) VP Vista(SM)             American Century(R) Investment                 Seeks long-term capital growth.
                                               Management, Inc.
Calvert Social Mid Cap Growth Portfolio      Calvert Asset Management Company, Inc.         Seeks long-term capital.
Columbia Federal Securities                  Columbia Management Advisors, Inc.             Seeks high level of current income
  Fund, Variable Series                                                                       and total return.
Columbia Small Cap Value Fund,               Columbia Management Advisors, Inc.             Seeks long-term capital appreciation.
  Variable Series
Dreyfus Investment Portfolio,                The Dreyfus Corporation                        Seeks capital appreciation.
  Technology Growth Portfolio
Dreyfus Investment Portfolio,                The Dreyfus Corporation                        Seeks to match the performance of the
  Small Cap Stock Index Portfolio                                                             S&P Small Cap 600(R) Index
Dreyfus Variable Investment Portfolio,       The Dreyfus Corporation                        Seeks long-term capital.
  Appreciation Portfolio
Fidelity(R) VIP Freedom Income Portfolio     Strategic Advisers, Inc.                       Seeks high total return with a
                                                                                              secondary objective of principal
                                                                                              preservation.
Fidelity(R) VIP Freedom 2005 Portfolio       Strategic Advisers, Inc                        Seeks high total return with a
                                                                                              secondary objective of principal
                                                                                              preservation.
Fidelity(R) VIP Freedom 2010 Portfolio       Strategic Advisers, Inc.                       Seeks high total return with a
                                                                                              secondary objective of principal
                                                                                              preservation.
Fidelity(R) VIP Freedom 2015 Portfolio       Strategic Advisers, Inc                        Seeks high total return with a
                                                                                              secondary objective of principal
                                                                                              preservation.
Fidelity(R) VIP Freedom 2020 Portfolio       Strategic Advisers, Inc.                       Seeks high total return with a
                                                                                              secondary objective of principal
                                                                                              preservation.
Fidelity(R) VIP Freedom 2025 Portfolio       Strategic Advisers, Inc                        Seeks high total return with a
                                                                                              secondary objective of principal
                                                                                              preservation.
Fidelity(R) VIP Freedom 2030 Portfolio       Strategic Advisers, Inc.                       Seeks high total return with a
                                                                                              secondary objective of principal
                                                                                              preservation.
Fidelity(R) VIP Asset Manager(SM) Portfolio  Fidelity(R) Management & Research Company      Seeks to obtain high total return.
Fidelity(R) VIP Contrafund(R) Portfolio      Fidelity(R) Management & Research Company      Seeks long-term capital appreciation.

FUND                                         INVESTMENT ADVISOR                             OBJECTIVE
----                                         ------------------                             ---------
Fidelity(R) VIP Equity-Income Portfolio      Fidelity(R) Management & Research Company      Seeks reasonable income.
Fidelity(R) VIP Growth Portfolio             Fidelity(R) Management & Research Company      Seeks to achieve capital appreciation.
Fidelity(R) VIP High Income Portfolio        Fidelity(R) Management & Research Company      Seeks a high level of current income,
                                                                                              while also considering growth of
                                                                                              capital.
Fidelity(R) VIP Index 500 Portfolio          Fidelity(R) Management & Research Company      Seeks investment results that
                                                                                              correspond to the total return of
                                                                                              common stocks publicly traded in the
                                                                                              United States, as represented by the
                                                                                              S&P 500(R).
Fidelity(R) VIP Mid Cap Portfolio            Fidelity(R) Management & Research Company      Seeks long-term growth of capital.
Fidelity(R) VIP Money Market Portfolio       Fidelity(R) Management & Research Company      Seeks as high a level of current
                                                                                              income.
Fidelity(R) VIP Overseas Portfolio           Fidelity(R) Management & Research Company      Seeks long-term growth of capital.
Franklin Small Cap Value Securities Fund     Franklin Advisory Services, LLC                Seeks long-term total return.
Franklin Templeton VIP Founding              Franklin Advisory Services, LLC                Seeks long-term growth of capital and
  Funds Allocation Fund                                                                       income.
Janus Aspen Flexible Bond Portfolio          Janus Capital Management LLC                   Seeks to obtain maximum total return.
Janus Aspen Forty Portfolio                  Janus Capital Management LLC                   Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio               Janus Capital Management LLC                   Seeks long-term capital growth.
  (formerly Janus Aspen International
  Growth Portfolio)
Janus Aspen Perkins Mid Cap                  Janus Capital Management LLC                   Seeks capital appreciation.
  Value Portfolio
Janus Aspen Worldwide Growth Portfolio       Janus Capital Management LLC                   Seeking long-term growth.
Neuberger Berman AMT Mid-Cap                 Neuberger Berman Management Inc.               Seeks growth of capital.
  Growth Portfolio
Neuberger Berman AMT Short Duration          Neuberger Berman Management Inc.               Seeks highest available income with a
  Bond Portfolio                                                                              secondary objective of return.
Neuberger Berman AMT Regency Portfolio       Neuberger Berman Management Inc.               Seeks growth of capital.
Neuberger Berman AMT Small Cap               Neuberger Berman Management Inc.               Seeks long-term capital growth.
  Growth Portfolio
OneAmerica Asset Director Portfolio          American United Life Insurance Company(R)      Seeks to provide high total return.
OneAmerica Investment Grade                  American United Life Insurance Company(R)      Seeks a high level of income and seeks
  Bond Portfolio                                                                              capital appreciation as a secondary
                                                                                              objective.
OneAmerica Money Market Portfolio            American United Life Insurance Company(R)      Seeks to provide a level of current
                                                                                              income.
OneAmerica Value Portfolio                   American United Life Insurance Company(R)      Seeks long-term capital appreciation
                                                                                              and seeks current investment income
                                                                                              as a secondary objective.
Pioneer Emerging Markets VCT Portfolio       Pioneer Investment Management, Inc.            Seeks long-term growth of capital.
Pioneer Equity Income VCT Portfolio          Pioneer Investment Management, Inc.            Seeks current income and long-term
                                                                                              growth of capital.
Pioneer Fund VCT Portfolio                   Pioneer Investment Management, Inc.            Seeks reasonable income and capital
                                                                                              growth.
Pioneer Growth Opportunities                 Pioneer Investment Management, Inc.            Seeks growth of capital.
  VCT Portfolio
Royce Small-Cap Fund                         Royce & Associates, LLC                        Seeks long-term growth of capital.
Templeton Global Income Securities Fund      Franklin Advisory Services, LLC                Seeks current income with a secondary
                                                                                              objective of capital appreciation.
Templeton Foreign Securities Fund            Franklin Advisory Services, LLC                Seeks long-term capital growth.
T. Rowe Price Blue Chip Growth Portfolio     T. Rowe Price Equity Series, Inc.              Seeks to provide long-term growth.
T. Rowe Price Equity Income Portfolio        T. Rowe Price Equity Series, Inc.              Seeks substantial dividend income and
                                                                                              long-term capital growth.
T. Rowe Price Limited-Term Bond Portfolio    T. Rowe Price Fixed Income Series, Inc.        Seeks high level of income.
T. Rowe Price Mid Cap Growth Portfolio       T. Rowe Price Equity Series, Inc.              Seeks long-term capital appreciation.
Timothy Plan(R) Conservative                 Timothy Plan(R) Portfolio Variable Series      Seeks long-term growth of capital.
  Growth Variable
Timothy Plan(R) Strategic Growth Variable    Timothy Plan(R) Portfolio Variable Series      Seeks to provide high long-term growth
                                                                                              of capital.
Vanguard(R) Diversified Value Portfolio      Vanguard(R) Variable Insurance Fund            Seeks long-term capital appreciation
                                                                                              and income.
Vanguard(R) VIF Mid-Cap Index Portfolio      Vanguard(R) Variable Insurance Fund            Seeks to track the performance of a
                                                                                              benchmark index that measures the
                                                                                              investment return of
                                                                                              mid-capitalization stocks.
Vanguard(R) VIF Small Company                Vanguard(R) Variable Insurance Fund            Seeks to track the performance of a
  Growth Portfolio                                                                            benchmark index that measures the
                                                                                              investment return of
                                                                                              mid-capitalization stocks.
Vanguard(R) VIF Total Bond Market            Vanguard(R) Variable Insurance Fund            Seeks to track the performance of a
  Index Portfolio                                                                             broad, market-weighted bond index.

VOTING RIGHTS

AUL is the legal owner of the shares of the Portfolios held by the Investment Accounts of the Separate Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of each Portfolio held in the Investment Accounts at regular and special meetings of the shareholders of the Funds or Portfolios on matters requiring shareholder voting under the 1940 Act. AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Separate Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the Investment Company Act of 1940 or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Portfolios in its own right, it may elect to do so.

The person having the voting interest under a Policy is the Owner. AUL or the pertinent Fund shall send to each Owner a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Portfolio's shares.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Portfolios, the number of Portfolio shares as to which voting instructions may be given to AUL is determined by dividing the value of all of the Accumulation Units of the corresponding Investment Account attributable to a Policy on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coincident with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund or Portfolio. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Portfolio. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Policies for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Policies participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that Funds variable annuity contracts or if otherwise required by applicable law or contract, AUL will vote its own shares in the same proportion as the voting instructions that are received in timely manner for Policies participating in the Investment Account.

Neither the Separate Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Portfolios.

If required by state insurance officials, AUL may disregard Owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the Portfolios, or to approve or disapprove an investment advisory agreement. In addition, AUL may under certain circumstances disregard voting instructions that would require changes in the investment advisory contract or investment advisor of one or more of the Portfolios, provided that AUL reasonably disapproves of such changes in accordance with applicable federal regulations. If AUL ever disregards voting instructions, Owners will be advised of that action and of the reasons for such action in the next semiannual report. Finally, AUL reserves the right to modify the manner in which the weight to be given to pass-through voting instructions is calculated when such a change is necessary to comply with current federal regulations or the current interpretation thereof.

                        PREMIUM PAYMENTS AND ALLOCATIONS

APPLYING FOR A POLICY

AUL requires satisfactory evidence of the proposed Insured's insurability, which may include a medical examination of the proposed Insured. The available Issue Ages are 0 through 85 on a standard basis, and 20 through 85 on a preferred non-tobacco user and tobacco user basis. Issue Age is determined based on the Insured's age as of the Contract Date. Acceptance of an application depends on AUL's underwriting rules, and AUL reserves the right to reject an application. Coverage under the Policy is effective as of the later of the date the initial premium is paid or the Issue Date.

As the Owner of the Policy, the Owner may exercise all rights provided under the Policy while the Insured is living, subject to the interests of any assignee or irrevocable beneficiary. The Insured is the Owner, unless a different Owner is named in the application. In accordance with the terms of the Policy, the Owner may in the application or by Proper Notice name a contingent Owner or a new Owner while the Insured is living. The Policy may be jointly owned by more than one Owner. The consent of all joint Owners is required for all transactions except when proper forms have been executed to allow one Owner to make changes. Unless a contingent Owner has been named, on the death of the last surviving Owner, ownership of the Policy passes to the estate of the last surviving Owner, which then will become the Owner. A change in Owner may have tax consequences. See "Tax Considerations."

RIGHT TO EXAMINE PERIOD

The Owner may cancel the Owner's Policy for a refund during the Owner's "right to examine" period. This period expires ten (10) calendar days after the Owner receives the Owner's Policy (or a longer period if required by law). If the Owner decides to cancel the Policy, The Owner must return it by mail or other delivery method to the Corporate Office or to the authorized AUL representative who sold it. Immediately after mailing or delivery of the Policy to AUL, the Policy will be deemed void from the beginning. Within seven (7) calendar days after AUL receives the returned Policy, AUL will refund the greater of premiums paid or the Account Value.

PREMIUMS

The minimum initial premium payment required depends on a number of factors, such as the Issue Age, sex and risk class of the proposed Insured, the initial Face Amount, any supplemental and/or rider benefits and the planned premium payments the Owner proposes to make. Consult an AUL representative for information about the initial premium required for the coverage the Owner desires.

The initial premium is due on or before delivery of the Policy. There will be no coverage until this premium is paid or until the Issue Date, whichever is later.

The Owner may make other premium payments at any time and in any amount, subject to the limits described in this section. The actual amount of premium payments will affect the Account Value and the period of time the Policy remains in force.

Premium payments after the initial payment must be made to the Corporate Office. Each payment must be at least equal to the minimum payment shown on the Policy Data Page in the Owner's Policy. All premiums combined may not be more than $1,000,000, unless a higher amount is agreed to by AUL.

The planned premium is the amount for which AUL will bill the Owner or, in the case of AUL's automatic premium plan (which deducts the planned premium from the Owner's checking account), the amount for which AUL will charge the Owner's account. The amount and frequency of the planned premium are shown on the Policy Data Page in the Owner's Policy. The Owner may change the amount and the frequency of the planned premium by Proper Notice. AUL reserves the right to change the planned premium to comply with AUL's rules for billing amount and frequency.

Unless otherwise indicated, premiums received in excess of planned premium will be applied as additional premium.

If the payment of any premium would cause an increase in Risk Amount because of the Minimum Insurance Percentage, AUL may require satisfactory evidence of insurability before accepting it. If AUL accepts the premium, AUL will allocate the Net Premium to the Owner's Account Value on the date of AUL's acceptance. If AUL does not accept the premium, AUL will refund it to the Owner.

If the payment of any premium would cause this Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code, AUL reserves the right to refund the amount to the Owner with interest no later than sixty (60) days after the end of the Policy Year when AUL receives the premium, but AUL assumes no obligation to do so.

If the payment of any premium would cause the Policy to become a Modified Endowment, AUL will attempt to so notify the Owner upon allocating the premium, but AUL assumes no obligation to do so. In the event that AUL notifies the Owner, consistent with the terms of the notice the Owner may choose whether the Owner wants the premium refunded to him or her. AUL reserves the right to refund any premiums that cause the Policy to become a Modified Endowment. Upon request, AUL will refund the premium, with interest, to the Owner no later than sixty
(60) days after the end of the Policy Year in which AUL receives the premium.

PLANNED PREMIUMS. When applying for a Policy, the Owner may select a plan for paying level premium payments semiannually or annually. If the Owner elects, AUL will also arrange for payment of planned premiums on a monthly basis under a pre-authorized payment arrangement. The Owner is not required to pay premium payments in accordance with these plans; rather, the Owner can pay more or less than planned, or skip a planned premium entirely. (See, however, "Premium Payments to Prevent Lapse" and "Guarantee Period and Required Premium for the Guarantee Period." Each premium after the initial premium must be at least $50. AUL may increase this minimum ninety (90) days after AUL sends the Owner a written notice of such increase. Subject to the limits described above, the Owner can change the amount and frequency of planned premiums whenever the Owner wants by sending Proper Notice to the Corporate Office. However, AUL reserves the right to limit the amount of a premium payment or the total premium payments paid.

PREMIUM PAYMENTS TO PREVENT LAPSE

Failure to pay planned premiums will not necessarily cause a Policy to lapse. Conversely, paying all planned premiums will not guarantee that a Policy will not lapse. The conditions that will result in the Owner's Policy lapsing will vary depending on whether a Guarantee Period is in effect, as follows:

GRACE PERIOD. The Policy goes into default at the start of the grace period, which is a period to make a premium payment sufficient to prevent lapse. A Grace Period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. AUL will send notice of the grace period and the amount required to be paid during the grace period to the Owner's last known address. The grace period shall terminate as of the date indicated in the notice, which shall comply with any applicable state law. The Owner's Policy will remain in force during the grace period. If the Insured should die during the grace period, the Death Benefit proceeds will still be payable to the beneficiary, although the amount paid will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. See "Amount of Death Benefit Proceeds." If the grace period premium payment has not been paid before the grace period ends, the Owner's Policy will lapse. It will have no value, and no benefits will be payable. See "Reinstatement."

A grace period also may begin if any outstanding loan and loan interest becomes excessive. See "Policy Loans."

GUARANTEE PERIOD AND REQUIRED PREMIUM FOR THE GUARANTEE PERIOD. The Guarantee Period is the period shown in the Policy during which the Policy will remain in force and will not begin the grace period, if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, loans and loan interest, equals or exceeds the Required Premium for the Guarantee Period multiplied by the number of Policy Months since the Contract Date. If this test fails on any Monthiversary, the continuation of insurance guarantee terminates. The guarantee will not be reinstated.

The Required Premium for the Guarantee Period is shown on the Policy Data Page. If the Owner makes changes to the Policy after issue, the Required Premium for subsequent months may change. AUL will send the Owner notice of the new Required Premium. The Required Premium per $1,000 factors for the Face Amount vary by risk class, Issue Age, and sex. Additional premiums for substandard ratings and rider benefits are included in the Required Premium.

AFTER THE GUARANTEE PERIOD. A grace period starts if the Net Cash Value on a Monthiversary will not cover the Monthly Deduction. A premium sufficient to keep the Contract in force must be submitted during the grace period.

PREMIUM ALLOCATIONS AND CREDITING

On the Investment Option Election Form, the Owner specifies the percentage of a Net Premium to be allocated to the Investment Accounts and to the Fixed Account. The sum of the Owner's allocations must equal 100 percent, with at least 1 percent of the Net Premium payment allocated to each account selected by the Owner. All Net Premium allocations must be in whole percentages. AUL reserves the right to limit the number of Investment Accounts to which premiums may be allocated. The Owner can change the allocation percentages at any time, subject to these rules, by sending Proper Notice to the Corporate Office, by telephone if written authorization is on file with AUL or by using the Internet. The change will apply to the premium payments received with or after receipt of the Owner's notice.

The initial Net Premium generally is allocated to the Fixed Account and the Investment Accounts in accordance with AUL's allocation instructions on the later of the day the "right to examine" period expires, or the date AUL receives the premium at AUL's Corporate Office. Subsequent Net Premiums are allocated as of the end of the Valuation Period during which AUL receives the premium at AUL's Corporate Office.

AUL generally allocates all Net Premiums received prior to the Issue Date to AUL's General Account prior to the end of the "right to examine" period. AUL will credit interest daily on Net Premiums so allocated. However, AUL reserves the right to allocate Net Premiums to the Fixed Account and the Investment Accounts of the Separate Account in accordance with the Owner's allocation instructions prior to the expiration of the "right to examine" period. If the Owner exercises the Owner's right to examine the Policy and cancel it by returning it to AUL, AUL will refund to the Owner the greater of any premiums paid or the Account Value. At the end of the "right to examine" period, AUL transfers the Net Premium and interest to the Fixed Account and the Investment Accounts of the Separate Account based on the percentages the Owner has selected in the application. For purposes of determining the end of the "right to examine" period, solely as it applies to this transfer, AUL assumes that receipt of this Policy occurs five (5) calendar days after the Issue Date.

Premium payments requiring satisfactory evidence of insurability will not be credited to the Policy until underwriting has been completed and the premium payment has been accepted. If the additional premium payment is rejected, AUL will return the premium payment immediately, without any adjustment for investment experience.

TRANSFER PRIVILEGE

The Owner may transfer amounts between the Fixed Account and Investment Accounts or among Investment Accounts at any time after the "right to examine" period.

There currently is no minimum transfer amount, although AUL reserves the right to require a $100 minimum transfer. AUL must transfer the minimum amount, or, if less, the entire amount in the account from which the Owner is transferring each time a transfer is made. If after the transfer the amount remaining in any account is less than $25, AUL has the right to transfer the entire amount. Any applicable transfer charge will be assessed. The charge will be deducted from the account(s) from which the transfer is made on a pro rata basis.

Transfers are made such that the Account Value on the date of transfer will not be affected by the transfer, except for the deduction of any transfer charge. AUL reserves the right to limit the number of transfers to twelve (12) per year, or to restrict transfers from being made on consecutive Valuation Dates.

If AUL determines that the transfers made by or on behalf of one or more Owners are to the disadvantage of other Owners, AUL may restrict the rights of certain Owners. AUL also reserves the right to limit the size of transfers and remaining balances, to limit the number and frequency of transfers, and to discontinue telephone transfers.

The first twelve (12) transfers during each Policy Year are free. Any unused free transfers do not carry over to the next Policy Year. AUL reserves the right to assess a $25 charge for the thirteenth (13th) and each subsequent transfer during a Policy Year. For the purpose of assessing the charge, each request (internet or telephone request described below) is considered to be one (1) transfer, regardless of the number of Investment Accounts or the Fixed Account affected by the transfer. The charge will be deducted from the Investment Account(s) from which the transfers are made.

Unless AUL restricts the right of an Owner to transfer Funds as stated above, there is no limit on the number of transfers that can be made between Investment Accounts or to the Fixed Account. There is a limit on the amount transferred from the Fixed Account each Policy Year. See "Transfers from Fixed Account" for restrictions.

TELEPHONE AND INTERNET TRANSFERS. Telephone transfers will be based upon instructions given by telephone, provided the appropriate election has been made at the time of application or proper authorization has been provided to AUL. Transfers initiated via AUL's Internet site Account Services, AUL.com, will be processed as a result of authorization given by the user accessing the site. AUL reserves the right to suspend telephone or internet transfer privileges at any time, for any reason, if AUL deems such suspension to be in the best interests of Owners. AUL will employ reasonable procedures to confirm that instructions communicated by telephone or via the Internet are genuine, and if AUL follows those procedures, AUL will not be liable for any losses due to unauthorized or fraudulent instructions. AUL may be liable for such losses if AUL does not follow those reasonable procedures. The procedures AUL will follow for telephone transfers include requiring some form of personal identification prior to acting on instructions received by telephone, providing written confirmation of the transaction, and making a tape recording of the instructions given by telephone.

ABUSIVE TRADING PRACTICES

LATE TRADING. Some investors attempt to profit from trading in funds after the close of the market, but before the fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

The Fund prohibits late trading in its Portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's share value. All trades received after this point will receive the next day's calculated share value.

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying fund performance and drive underlying fund expenses higher. These costs are borne by all owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If you intend to engage in such practices, do not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related contract owners or a financial advisor with discretionary trading authority for multiple accounts).

AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. Once a possible abuse is flagged, AUL will restrict trading to the extent permitted under applicable laws and the Contract.

Generally, policyholder trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all policyholders consistently.

If it is determined that the trading activity violates either AUL's or the Fund's policy, then the policyholder is notified of restrictions on their account. Among the actions that can be taken are the limitation or elimination of the policyholder's access to internet and interactive voice response trades as well as limiting the policyholder to a specific number of trades per month, as determined by AUL or the Fund. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other owners.

AUL will cooperate and may share Participant-level trading information with the Fund to the extent necessary to assist in the enforcement of these policies.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging, ("DCA") Program, if elected, enables the Owner to transfer systematically and automatically, on a monthly basis, specified dollar amounts from the OneAmerica Money Market Investment Account ("MMIA") to other Investment Accounts. By allocating on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, the Owner may be less susceptible to the impact of market fluctuations. However, participation in DCA Program does not assure a Contract Owner of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

The Owner specifies the fixed dollar amount to be transferred automatically from the MMIA. At the time that the Owner elects the DCA Program, the Account Value in the MMIA from which transfers will be made must be at least $2,000.

The Owner may elect this DCA Program at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing and returning the election form. Transfers made under the DCA Program will commence on the Monthiversary on or next following the election.

Once elected, transfers from the MMIA will be processed until the value of the Investment Account is completely depleted, or the Owner sends AUL Proper Notice instructing AUL to cancel the transfers.

Currently, transfers made under the DCA Program will not be subject to any transfer charge and will not count against the number of free transfers permitted in a Policy Year. AUL reserves the right to impose a $25 transfer charge for each transfer effected under a DCA Program. AUL also reserves the right to alter the terms or suspend or eliminate the availability of the Ongoing Dollar Cost Averaging Program at any time.

PORTFOLIO REBALANCING PROGRAM

The Owner may elect to have the accumulated balance of each Investment Account redistributed to equal a specified percentage of the Variable Account. This will be done on a quarterly or annual basis from the Monthiversary on which the Portfolio Rebalancing Program commences. If elected, this plan automatically adjusts the Owner's Portfolio mix to be consistent with the allocation most recently requested. The redistribution will not count toward the free transfers permitted each Policy Year. If the DCA Program has been elected, the Portfolio Rebalancing Program will not commence until the Monthiversary following the termination of the DCA Program.

The Owner may elect this plan at the time of application by completing the authorization on the application or at any time after the Policy is issued by properly completing the election form and returning it to AUL. Modification of new money allocations will not, by itself, modify the Portfolio Rebalancing allocations.

Portfolio rebalancing will terminate when the Owner requests any transfer (which includes a loan transaction) or the day AUL receives Proper Notice instructing AUL to cancel the Portfolio Rebalancing Program. Portfolio Rebalancing is not available if the Owner chooses the Program, as annual rebalancing is independently a part of that Program.

AUL does not currently charge for this program. AUL reserves the right to alter the terms or suspend or eliminate the availability of Portfolio rebalancing at any time.

PORTFOLIO OPTIMIZATION PROGRAM

THE PROGRAM

Portfolio Optimization is an asset allocation service that AUL offers at no additional charge for use within this variable life policy. Asset allocation refers to the manner that investments are distributed among asset classes to help attain an investment goal. For the Owner's variable life policy, Portfolio Optimization can help with decisions about how the Owner should allocate the Owner's Account Value among available Investment Options. The theory behind Portfolio Optimization is that diversification among asset classes can help reduce volatility over the long term.

As part of AUL's Program, AUL has developed several asset allocation models ("Portfolio Optimization Models" or "Models"), each based on different profiles of an investor's willingness to accept investment risk. If the Owner decides to subscribe to the Program and select one (1) of the Portfolio Optimization Models, the Owner's initial premium payment (in the case of a new application) or Account Value, as applicable, will be allocated to the Investment Options according to the Model the Owner selects. Subsequent premium payments, if allowed under the Owner's Contract, will also be allocated accordingly.

If the Owner subscribes to Portfolio Optimization, AUL will serve as the Owner's investment Advisor for the Program, with all associated fiduciary responsibilities, solely for purposes of development of the Portfolio Optimization Models and periodic updates of the Models.

On a periodic basis (typically annually) or when AUL believes appropriate, the Portfolio Optimization Models are evaluated and the Models are updated. If the Owner subscribes to Portfolio Optimization, AUL will automatically reallocate the Owner's Account Value in accordance with the Model the Owner selects as it is updated from time to time based on discretionary authority that the Owner grants to AUL, unless the Owner instructs AUL otherwise. For more information on AUL's role as investment advisor for the Program, please see AUL's brochure from AUL's Form ADV, the SEC investment adviser registration form, which is included as an exhibit and delivered with this prospectus. In developing and periodically updating the Portfolio Optimization Models, AUL currently relies on the recommendations of an independent third-party analytical firm. AUL may change the firm that AUL uses from time to time, or, to the extent permissible under applicable law, use no independent firm at all.

THE PORTFOLIO OPTIMIZATION MODELS

AUL offers five (5) asset allocation models, each comprised of a carefully selected combination of AUL-offered Funds. Development of the Portfolio Optimization models is a two-step process. First, an optimization analysis is performed to determine the breakdown of asset classes. Optimization analysis requires forecasting returns, standard deviations and correlation coefficients of asset classes over the desired investing horizon and an analysis using a state-of-the art program and a statistical analytical technique known as "mean-variance optimization." Next, after the asset class exposures are known, a determination is made of how available Investment Options (underlying Portfolios) can be used to implement the asset class level allocations. The Investment Options are selected by evaluating the asset classes represented by the underlying Portfolios and combining Investment Options to arrive at the desired asset class exposures. The Portfolio-specific analysis uses historical returns-based style analysis and asset performance and regression and attribution analyses. It may also include portfolio manager interviews. Based on this analysis, Investment Options are selected in a way intended to optimize potential returns for each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of an Investment Option in a Model based on its specific asset class exposure or other specific optimization factors, even where another Investment Option may have better historical performance.

PERIODIC UPDATES OF THE PORTFOLIO OPTIMIZATION MODEL AND NOTICES OF UPDATES

Each of the Portfolio Optimization Models are evaluated periodically (generally, annually) to assess whether the combination of Investment Options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of the periodic analysis, each Model may change and Investment Options may be added to a Model (including Investment Options not currently available), or Investment Options may be deleted from a Model.

When the Owner's Portfolio Optimization Model is updated, AUL will automatically reallocate the Owner's Account Value (and subsequent premiums, if applicable) in accordance with any changes to the Model the Owner has selected. This means the allocation of the Owner's Account Value, and potentially the Investment Options in which the Owner is invested, will automatically change and the Owner's Account Value (and subsequent premiums, if applicable) will be automatically reallocated among the Investment Options in the Owner's updated Model. AUL requires that the Owner grant AUL discretionary investment authority to periodically reallocate the Owner's Account Value (and subsequent premiums, if applicable) in accordance with the updated version of the Portfolio Optimization Model the Owner has selected, if the Owner wishes to participate in Portfolio Optimization.

When AUL updates the Portfolio Optimization Models, AUL will send the Owner written notice of the updated Models at least thirty (30) days in advance of the date AUL intends the updated version of the Model to be effective. The Owner should carefully review these notices. If the Owner wishes to accept the changes in the Owner selected Model, the Owner will not need to take any action, as the Owner's Account Value (or subsequent premiums, if applicable) will be reallocated in accordance with the updated Model automatically. If the Owner does not wish to accept the changes to the Owner's selected Model, the Owner can change to a different Model or withdraw from the Program. Some of the riders available under the Contract require the Owner to participate in a specific asset allocation service. If the Owner purchased any of these riders, such riders will terminate if the Owner withdraws from Portfolio Optimization or allocates any portion of the Owner's subsequent premiums or Account Value to an Investment Option that is not currently allowed with the rider (as more fully described in each rider).

SELECTING A PORTFOLIO OPTIMIZATION MODEL

If the Owner chooses to subscribe to the Program, the Owner needs to determine which Portfolio Optimization Model is best for the Owner. AUL will not make this decision. The Owner should consult with the Owner's registered representative on this decision. The Owner's registered representative can help the Owner determine which Model is best suited to the Owner's financial needs, investment time horizon, and willingness to accept investment risk. The Owner should periodically review these factors with the Owner's registered representative to determine if the Owner should change Models to keep up with changes in the Owner's personal circumstances. The Owner's registered representative can assist the Owner in completing the proper forms to subscribe to the Program or to change to a different Model. The Owner may, in consultation with the Owner's registered representative, utilize analytical tools made available by AUL, including an investor profile questionnaire, which asks questions intended to help the Owner or the Owner's registered representative assess the Owner's financial needs, investment time horizon, and willingness to accept investment risk. It is the Owner's decision, in consultation with the Owner's registered representative, to select a Model or to change to a different Model, and AUL bears no responsibility for this decision. The Owner may change to a different Model at any time with a proper written request or by telephone or electronic instructions provided a valid telephone/electronic authorization is on file with AUL.

QUARTERLY REPORTS

If the Owner selects a Portfolio Optimization Model, the Owner will be sent a quarterly report that provides information about the Investment Options within the Owner's selected Model, in addition to or as part of the Owner's usual quarterly statement.

RISKS

Although the Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of the Owner's Account Value could be better or worse by participating in a Portfolio Optimization Model than if the Owner had not participated. A Model may perform better or worse than any single Investment Option or asset class or other combinations of Investment Options or asset classes. Model performance is dependent upon the performance of the component Investment Options (and their underlying Portfolios). The timing of the Owner's investment and the rebalancing may affect performance. The Owner's Account Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

A Portfolio Optimization Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Portfolio Optimization Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the pertinent Portfolios and the Models.

AUL may be subject to competing interests that have the potential to influence its decision making with regard to Portfolio Optimization. For example, one Portfolio may provide a higher fee to AUL than another Portfolio, and provide AUL with incentive to use the Portfolio with the higher fee as part of a Portfolio Optimization Model. In addition, AUL may believe that certain Portfolios may benefit from additional assets or could be harmed by redemptions.

As advisor to OneAmerica Funds, Inc., AUL monitors performance of the Portfolios, and may, from time to time, recommend to the Fund's Board of Directors a change in portfolio management firm or strategy or the closure or merger of a Portfolio, all of which could impact a Model. All Fund Portfolios are analyzed by the independent third party analytical firm. AUL does not dictate to the third party analytical firm the number of Portfolios in a Model, the percent that any Portfolio represents in a Model, or which Portfolios may be selected (other than to require exclusion of any Portfolio that is expected to be liquidated, merged into another Portfolio, or otherwise closed). AUL believes AUL's reliance on the recommendations of an independent third-party analytical firm to develop and update the Models (as described above) reduces or eliminates the potential for AUL to be influenced by these competing interests, but there can be no assurance of this.

The Owner may change the Owner's model selection at any time with Proper Notice. The Owner should consult with the Owner's registered representative to assist the Owner in determining which model is best suited to the Owner's financial needs, investment time horizon, and is consistent with the Owner's risk comfort level. The Owner should periodically review those factors to determine if the Owner needs to change models to reflect such changes. The Owner's registered representative can assist the Owner in completing the proper forms to enroll in Portfolio Optimization. Newly issued Contracts may require participation in the Program.

AUL is under no contractual obligation to continue this service and has the right to terminate or change the Program at any time.

                                  FIXED ACCOUNT

SUMMARY OF THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, nor has the Fixed Account been registered as an investment company under the Investment Company Act of 1940 Act. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts and, as a result, the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the Fixed Account. The disclosure regarding the Fixed Account, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

The Owner may allocate some or all of the Net Premiums and transfer some or all of the Variable Account Value to the Fixed Account, which is part of AUL's general account and pays interest at declared rates (subject to a minimum interest rate AUL guarantees to be 3 percent). AUL's general account supports AUL's insurance and annuity obligations.

The portion of the Account Value allocated to the Fixed Account will be credited with rates of interest, as described below. Since the Fixed Account is part of AUL's general account, AUL benefits from investment gain and assume the risk of investment loss on this amount. All assets in the general account are subject to AUL's general liabilities from business operations.

MINIMUM GUARANTEED AND CURRENT INTEREST RATES

The Account Value in the Fixed Account earns interest at one or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed by AUL to be at least equal to a minimum effective annual rate of 3 percent ("Guaranteed Rate"). AUL will determine a Current Rate from time to time and, generally, any Current Rate that exceeds the Guaranteed Rate will be effective for the Policies for a period of at least one year. AUL reserves the right to change the method of crediting from time to time, provided that such changes do not have the effect of reducing the guaranteed rate of interest. AUL bears the investment risk for Owner's Fixed Account values and for paying interest at the Current Rate on amounts allocated to the Fixed Account.

CALCULATION OF THE FIXED ACCOUNT VALUE

Fixed Account value at any time is equal to amounts allocated or transferred to the Fixed Account, plus interest credited minus amounts deducted, transferred, or surrendered from the Fixed Account.

TRANSFERS FROM THE FIXED ACCOUNT

The amount transferred from the Fixed Account in any Policy Year may not exceed 20 percent of the amount in the Fixed Account at the beginning of the Policy Year, less any Partial Surrenders made from the Fixed Account since that date, unless the balance after the transfer is less than $25, in which case AUL reserves the right to transfer the entire amount.

PAYMENT DEFERRAL

We reserve the right to defer payment of any surrender, Partial Surrender, or transfer from the Fixed Account for up to six months from the date of receipt of the Proper Notice for the partial or full surrender or transfer. In this case, interest on Fixed Account assets will continue to accrue at the then-current rates of interest.

                             CHARGES AND DEDUCTIONS

PREMIUM EXPENSE CHARGES

PREMIUM TAX CHARGE. A 2.5 percent charge for state and local premium taxes and related administrative expenses is deducted from each premium payment. The state and local premium tax charge reimburses AUL for premium taxes and related administrative expenses associated with the Policies. AUL expects to pay an average state and local premium tax rate (including related administrative expenses) of approximately 2.5 percent of premium payments for all states, although such tax rates range from 0 percent to 3.5 percent. This charge may be more or less than the amount actually assessed by the state in which a particular Owner lives.

SALES CHARGE. AUL deducts a sales charge from each premium payment. The sales charge for contracts issued after May 1, 2000 is currently 2.5 percent of each premium paid.

MONTHLY DEDUCTION

AUL will deduct Monthly Deductions on the Contract Date and on each Monthiversary. Monthly Deductions due on the Contract Date and any Monthiversaries prior to the Issue Date are deducted on the Issue Date. The Owner's Contract Date is the date used to determine the Owner's Monthiversary. The Monthly Deduction consists of (1) cost of insurance charge, (2) monthly administrative charge, and (3) any charges for rider benefits, as described below. The Monthly Deduction is deducted from the Variable Account (and each Investment Account) and Fixed Account pro rata on the basis of the portion of Account Value in each account.

COST OF INSURANCE CHARGE. This charge compensates AUL for the expense of providing insurance coverage. The charge depends on a number of variables and therefore will vary between Policies and from Monthiversary to Monthiversary. The Policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are no greater than the 1980 Commissioners Standard Ordinary Non-Smoker and Smoker Mortality Tables (the "1980 CSO Tables") (and where unisex cost of insurance rates apply, the 1980 CSO-C Tables). The guaranteed rates for substandard classes are based on multiples of or additives to the 1980 CSO Tables. These rates are based on the Attained Age and underwriting class of the Insured. They are also based on the sex of the Insured, except that unisex rates are used where appropriate under applicable law, including in the state of Montana, and in Policies purchased by employers and employee organizations in connection with employment-related insurance or benefit programs. The cost of insurance rate generally increases with the Attained Age of the Insured. As of the date of this Prospectus, AUL charges "current rates" that are generally lower (i.e., less expensive) than the guaranteed rates, and AUL may also charge current rates in the future. The current rates may also vary with the Attained Age, gender, where permissible, duration of each Face Amount segment, Policy size and underwriting class of the Insured. For any Policy, the cost of insurance on a Monthiversary is calculated by multiplying the current cost of insurance rate for the Insured by the Risk Amount for that Monthiversary. The Risk Amount on a Monthiversary is the difference between the Death Benefit divided by 1.00246627 and the Account Value.

The cost of insurance charge for each Face Amount segment will be determined on each Monthiversary. AUL currently places Insureds in the following classes, based on underwriting: Standard Tobacco User, Standard Non-Tobacco User, Preferred Tobacco User, Preferred Non-Tobacco User. An Insured may be placed in a substandard risk class, which involves a higher mortality risk than the Standard Tobacco User or Standard Non-Tobacco User classes. Standard Non-Tobacco User rates are available for Issue Ages 0-85. Preferred Non-Tobacco and Preferred Tobacco User rates are available for Issue Ages 20-85. The guaranteed maximum cost of insurance rate is set forth on the Policy Data Page of the Owner's Policy.

AUL places the Insured in a risk class when the Policy is given underwriting approval, based on AUL's underwriting of the application. When an increase in Face Amount is requested, AUL conducts underwriting before approving the increase (except as noted below), and a separate risk class may apply to the increase. If the risk class for the increase has higher guaranteed cost of insurance rates than the existing class, the higher guaranteed rates will apply only to the increase in Face Amount, and the existing risk class will continue to apply to the existing Face Amount. If the risk class for the increase has lower guaranteed cost of insurance rates than the existing class, the lower guaranteed rates will apply to both the increase and the existing Face Amount.

MONTHLY ADMINISTRATIVE CHARGE. The monthly administrative charge is a level monthly charge. For Contracts issued after May 1, 2000, the charge is currently $17.50 during the first Policy Year, and $6 thereafter, which applies in all years. It is guaranteed not to exceed $10 after the first Policy Year. This charge reimburses AUL for expenses incurred in the administration of the Policies and the Separate Account. Such expenses include, but are not limited to: underwriting and issuing the Policy, confirmations, annual reports and account statements, maintenance of Policy records, maintenance of Separate Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Owner servicing and all accounting, valuation, regulatory and updating requirements.

COST OF ADDITIONAL BENEFITS PROVIDED BY RIDERS. The cost of additional benefits provided by riders is charged to the Account Value on the Monthiversary.

MORTALITY AND EXPENSE RISK CHARGE

AUL deducts this monthly charge from the Variable Account Value pro rata based on the amounts in each account. The current charge is at an annual rate of 0.75 percent of Variable Account Value during the first ten (10) Policy Years, and
0.25 percent thereafter, and is guaranteed not to increase for the duration of a Policy. AUL may realize a profit from this charge.

The mortality risk assumed is that Insureds, as a group, may live for a shorter period of time than estimated and, therefore, the cost of insurance charges specified in the Policy will be insufficient to meet actual claims. AUL also assumes the mortality risk associated with guaranteeing the Death Benefit during the Guarantee Period. The expense risk AUL assumes is that expenses incurred in issuing and administering the Policies and the Separate Account will exceed the amounts realized from the monthly administrative charges assessed against the Policies.

SURRENDER CHARGE

During the first fifteen Policy Years, a surrender charge will be deducted from the Account Value if the Policy is completely surrendered for cash. The total surrender charge will not exceed the maximum surrender charge set forth in the Policy. The surrender charge is equivalent to 100 percent of the base coverage target premium for Policy Years one (1) through five (5), reducing thereafter by 10 percent annually through Policy Year fifteen (15). The "base coverage target premium" is the target premium associated with the base coverage of the Policy only, not including any riders or benefits.

Partial Surrenders are limited to the Cash Value of the Policy; therefore, there is no surrender charge assessed on Partial

Surrenders. Any surrender in excess of Cash Value will constitute a complete surrender and the above surrender charge will apply.

Increases in face amount will begin a new surrender charge period for that coverage amount. Decreases in face amount will not reduce the surrender charge.

The surrender charge for a reinstated Policy will be based on the number of Policy Years from the original Contract Date. For purposes of determining the surrender charge on any date after reinstatement, the period the Policy was lapsed will be credited to the total Policy period.

The table below shows the surrender charge (which is a percentage of target premium) deducted if the Policy is completely surrendered during the first fifteen (15) Policy Years.

                           TABLE OF SURRENDER CHARGES

POLICY YEAR          PERCENTAGE OF PREMIUM
-----------          ---------------------
    1                        100%
    2                        100%
    3                        100%
    4                        100%
    5                        100%
    6                         90%
    7                         80%
    8                         70%
    9                         60%
    10                        50%
    11                        40%
    12                        30%
    13                        20%
    14                        10%
    15                         0%

TAXES

AUL does not currently assess a charge for any taxes other than state premium taxes incurred as a result of the establishment, maintenance, or operation of the Investment Accounts of the Separate Account. AUL reserves the right, however, to assess a charge for such taxes against the Investment Accounts if AUL determines that such taxes will be incurred.

SPECIAL USES

AUL may agree to reduce or waive the surrender charge or the Monthly Deduction, or credit additional amounts under the Policies in situations where selling and/or maintenance costs associated with the Policies are reduced, such as the sale of several Policies to the same Owner(s), sales of large Policies, sales of Policies in connection with a group or sponsored arrangement or mass transactions over multiple Policies.

In addition, AUL may agree to reduce or waive some or all of these charges and/or credit additional amounts under the Policies for those Policies sold to persons who meet criteria established by AUL, who may include current and retired officers, directors and employees of AUL and AUL's affiliates. AUL may also agree to waive minimum premium requirements for such persons.

AUL will only reduce or waive such charges or credit additional amounts on any Policies where expenses associated with the sale of the Policy and/or costs associated with administering and maintaining the Policy are reduced. AUL reserves the right to terminate waiver/reduced charge and crediting programs at any time, including those for previously issued Policies.

FUND EXPENSES

Each Investment Account of the Separate Account purchases shares at the net asset value of the corresponding Portfolio. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and are described in the Funds' prospectuses.

                       HOW THE OWNER'S ACCOUNT VALUES VARY

There is no minimum guaranteed Account Value, Cash Value or Net Cash Value. These values will vary with the investment performance of the Investment Accounts and/or the crediting of interest in the Fixed Account, and will depend on the allocation of Account Value. If the Net Cash Value on a Monthiversary is less than the amount of the Monthly Deduction to be deducted on that date and the Guarantee Period is not then in effect, the Policy will be in default and a grace period will begin. See "Premium Payments to Prevent Lapse."

DETERMINING THE ACCOUNT VALUE

On the Contract Date, the Account Value is equal to the initial Net Premium less the Monthly Deductions deducted as of the Contract Date. On each Valuation Day thereafter, the Account Value is the aggregate of the Variable Account value, the Fixed Account value, and the Loan Account value. Account Value may be significantly affected on days when the New York Stock Exchange is open for trading but AUL is closed for business, and the Owner will not have access to Cash Value on those days. The Account Value will vary to reflect the performance of the Investment Accounts to which amounts have been allocated, interest credited on amounts allocated to the Fixed Account, interest credited on amounts in the Loan Account, charges, transfers, Partial Surrenders, loans and loan repayments.

VARIABLE ACCOUNT VALUE. When the Owner allocates an amount to an Investment Account, either by Net Premium payment allocation or by transfer, the Owner's Policy is credited with accumulation units in that Investment Account. The number of accumulation units credited is determined by dividing the amount allocated to the Investment Account by the Investment Account's accumulation unit value at the end of the Valuation Period during which the allocation is effected. The Variable Account value of the Policy equals the sum, for all Investment Accounts, of the accumulation units credited to an Investment Account multiplied by that Investment Account's accumulation unit value.

The number of Investment Account accumulation units credited to the Owner's Policy will increase when Net Premium payments are allocated to the Investment Account and when amounts are transferred to the Investment Account. The number of Investment Account accumulation units credited to a Policy will decrease when the allocated portion of the Monthly Deduction and mortality and expense charge are taken from the Investment Account, a loan is made, an amount is transferred from the Investment Account, or a Partial Surrender is taken from the Investment Account.

ACCUMULATION UNIT VALUES. An Investment Account's accumulation unit value is determined on each Valuation Date and varies to reflect the investment experience of the underlying Portfolio. It may increase, decrease, or remain the same from Valuation Period to Valuation Period. The accumulation unit value for the money market Investment Accounts were initially set at one dollar ($1), and the accumulation unit value for each of the other Investment Accounts was arbitrarily set at five dollars ($5) when each Investment Account was established. For each Valuation Period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for an Investment Account for the prior Valuation Period by the net investment factor for the Investment Account for the current Valuation Period.

NET INVESTMENT FACTOR. The net investment factor is used to measure the investment performance of an Investment Account from one (1) Valuation Period to the next. For any Investment Account, the net investment factor for a Valuation Period is determined by dividing (a) by (b), where:

(a) is equal to:

    1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the current Valuation Period; plus

    2. the per share amount of any dividend or capital gain distribution paid by the Portfolio during the Valuation Period; plus

    3. the per share credit or charge with respect to taxes, if any, paid or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account; and

(b) is equal to:

    1. the net asset value per share of the Portfolio held in the Investment Account determined at the end of the preceding Valuation Period; plus

    2. the per share credit or charge for any taxes reserved for the immediately preceding Valuation Period.

FIXED ACCOUNT VALUE. On any Valuation Date, the Fixed Account value of a Policy is the total of all Net Premium payments allocated to the Fixed Account, plus any amounts transferred to the Fixed Account, plus interest credited on such Net Premium payments and amounts transferred, less the amount of any transfers from the Fixed Account, less the amount of any Partial Surrenders taken from the Fixed Account, and less the pro rata portion of the Monthly Deduction charged against the Fixed Account.

LOAN ACCOUNT VALUE. On any Valuation Date, if there have been any Policy loans, the Loan Account value is equal to amounts transferred to the Loan Account from the Investment Accounts and from the Fixed Account as collateral for Policy loans and for due and unpaid loan interest, less amounts transferred from the Loan Account to the Investment Accounts and the Fixed Account as outstanding loans and loan interest are repaid, and plus interest credited to the Loan Account.

CASH VALUE AND NET CASH VALUE

The Cash Value on a Valuation Date is the Account Value less any applicable surrender charges. The Net Cash Value on a Valuation Date is the Cash Value reduced by any outstanding loans and loan interest. Net Cash Value is used to determine whether a grace period starts. See "Premium Payments to Prevent Lapse." It is also the amount that is available upon full surrender of the Policy. See "Surrendering the Policy for Net Cash Value."

                    DEATH BENEFIT AND CHANGES IN FACE AMOUNT

As long as the Policy remains in force, AUL will pay the Death Benefit Proceeds upon receipt at the Corporate Office of satisfactory proof of the Insured's death. AUL may require return of the Policy. The Death Benefit Proceeds may be paid in a lump sum, generally within seven (7) calendar days of receipt of satisfactory proof (see "When Proceeds Are Paid"), or in any other way agreeable to the Owner and AUL. Before the Insured dies, the Owner may choose how the proceeds are to be paid. If the Owner has not made a choice before the Insured dies, the beneficiary may choose how the proceeds are paid. The Death Benefit Proceeds will be paid to the beneficiary. See "Selecting and Changing the Beneficiary." Coverage is effective on the later of the date the initial premium is paid or the Issue Date.

AMOUNT OF DEATH BENEFIT PROCEEDS

The Death Benefit Proceeds are equal to the sum of the Death Benefit in force as of the end of the Valuation Period during which death occurs, plus any rider benefits, minus any outstanding loan and loan interest on that date. If the date of death occurs during a grace period, the Death Benefit will still be payable to the beneficiary, although the amount will be equal to the Death Benefit immediately prior to the start of the grace period, plus any benefits provided by rider, and less any outstanding loan and loan interest and overdue Monthly Deductions and mortality and expense risk charges as of the date of death. Under certain circumstances, the amount of the Death Benefit may be further adjusted. See "Limits on

Rights to Contest the Policy "and "Changes in the Policy or Benefits."

If part or all of the Death Benefit Proceeds is paid in one sum, AUL will pay interest on this sum if required by applicable state law from the date of the Insured's death to the date of payment.

DEATH BENEFIT OPTIONS

The Owner may choose one of two Death Benefit options. Under Option 1, the Death Benefit is the greater of the Face Amount or the Applicable Percentage (as described below) of Account Value on the date of the Insured's death. Under Option 2, the Death Benefit is the greater of the Face Amount plus the Account Value on the date of death, or the Applicable Percentage of the Account Value on the date of the Insured's death.

If investment performance is favorable, the amount of the Death Benefit may increase. However, under Option 1, the Death Benefit ordinarily will not change for several years to reflect any favorable investment performance and may not change at all. Under Option 2, the Death Benefit will vary directly with the investment performance of the Account Value. To see how and when investment performance may begin to affect the Death Benefit, see "Illustrations of Account Values, Cash Values, Death Benefits and Accumulated Premium Payments."

                     APPLICABLE PERCENTAGES OF ACCOUNT VALUE

ATTAINED AGE    PERCENTAGE    ATTAINED AGE    PERCENTAGE    ATTAINED AGE    PERCENTAGE    ATTAINED AGE    PERCENTAGE
   0-40            250%           50             185%            60             130%         70               115%
    41             243%           51             178%            61             128%         71               113%
    42             236%           52             171%            62             126%         72               111%
    43             229%           53             164%            63             124%         73               109%
    44             222%           54             157%            64             122%         74               107%
    45             215%           55             150%            65             120%        75-90             105%
    46             209%           56             146%            66             119%         91               104%
    47             203%           57             142%            67             118%         92               103%
    48             197%           58             138%            68             117%         93               102%
    49             191%           59             134%            69             116%         94               101%
                                                                                             95+              100%

INITIAL FACE AMOUNT AND DEATH BENEFIT OPTION

The initial Face Amount is set at the time the Policy is issued. The Owner may change the Face Amount from time to time, as discussed below. The Owner selects the Death Benefit option when the Owner applies for the Policy. The Owner also may change the Death Benefit option, as discussed below. AUL reserves the right, however, to decline any change which might disqualify the Policy as life insurance under federal tax law.

CHANGES IN DEATH BENEFIT OPTION

Beginning one (1) year after the Contract Date, as long as the Policy is not in the grace period, the Owner may change the Death Benefit option on the Owner's Policy subject to the following rules. If the Owner requests a change from Death Benefit Option Two (2) to Death Benefit Option One (1), the Face Amount will be increased by the amount of the Account Value on the date of change. The change will be effective on the Monthiversary following AUL's receipt of Proper Notice.

If the Owner requests a change from Death Benefit Option One (1) to Death Benefit Option Two (2), the Face Amount will be decreased by the amount of the Account Value on the date of change. AUL may require satisfactory evidence of insurability. The change will be effective on the Monthiversary following AUL's approval of the change. AUL will not permit a change which would decrease the Face Amount below $50,000.

CHANGES IN FACE AMOUNT

Beginning one (1) year after the Contract Date, as long as the Policy is not in the grace period, the Owner may request a change in the Face Amount. If a change in the Face Amount would result in total premiums paid exceeding the premium limitations prescribed under current tax law to qualify the Owner's Policy as a life insurance contract, AUL will refund, after the next Monthiversary, the amount of such excess above the premium limitations. Changes in Face Amount may cause the Policy to be treated as a Modified Endowment for federal tax purposes.

AUL reserves the right to decline a requested decrease in the Face Amount if compliance with the guideline premium limitations under current tax law would result in immediate termination of the Policy, payments would have to be made from the Cash Value for compliance with the guideline premium limitations, and the amount of such payments would exceed the Net Cash Value under the Policy.

Increases in face amount will begin a new surrender charge period for that coverage amount. Decreases in face amount will not reduce the surrender charge.

The Face Amount after any decrease must be at least $50,000. A decrease in Face Amount will become effective on the Monthiversary that next follows receipt of Proper Notice of a request.

Decreasing the Face Amount of the Policy may have the effect of decreasing monthly cost of insurance charges. If the Owner has made any increases to the Face Amount, the decrease will first be applied to reduce those increases, starting with the most recent increase. The decrease will not cause a decrease in either the Required Premium for the Guarantee Period or the surrender charge.

Any increase in the Face Amount must be at least $5,000 (unless otherwise provided by rider), and an application must be submitted. AUL reserves the right to require satisfactory evidence of insurability. In addition, the Insured's Attained Age must be less than the current maximum Issue Age for the Policies, as determined by AUL from time to time. A change in planned premiums may be advisable. If the Policy is within the Guarantee Period on the effective date of the increase, Required Premiums will be increased accordingly. See "Premiums." The increase in Face Amount will become effective on the Monthiversary on or next following AUL's approval of the increase.

For purposes of calculating cost of insurance charges, any Face Amount decrease will be used to reduce any previous Face Amount increase then in effect, starting with the latest increase and continuing in the reverse order in which the increases were made. If any portion of the decrease is left after all Face Amount increases have been reduced, it will be used to reduce the initial Face Amount.

SELECTING AND CHANGING THE BENEFICIARY

The Owner selects the beneficiary in the Owner's application. The Owner may select more than one beneficiary. The Owner may later change the beneficiary in accordance with the terms of the Policy. The primary beneficiary, or, if the primary beneficiary is not living, the contingent beneficiary, is the person entitled to receive the Death Benefit Proceeds under the Policy. If the Insured dies and there is no surviving beneficiary, the Owner (or the Owner's estate if the Owner is the Insured) will be the beneficiary. If a beneficiary is designated as irrevocable, then the beneficiary's written consent must be obtained to change the beneficiary.

                                  CASH BENEFITS

POLICY LOANS

Prior to the death of the Insured, the Owner may borrow against the Owner's Policy by submitting Proper Notice to the Corporate Office at any time after the end of the "right to examine" period while the Policy is not in the grace period. The Policy is assigned to AUL as the sole security for the loan. The minimum amount of a new loan is $500. The maximum amount of a new loan is:

  1. 90 percent of the Account Value; less

  2. any loan interest due on the next Policy Anniversary; less

  3. any applicable surrender charges; less

  4. any existing loans and accrued loan interest.

Outstanding loans reduce the amount available for new loans. Policy loans will be processed as of the date the Owner's written request is received. Loan proceeds generally will be sent to the Owner within seven (7) calendar days. See "When Proceeds Are Paid."

INTEREST. AUL will charge interest on any outstanding loan at an annual rate of 6 percent. Interest is due and payable on each Policy Anniversary while a loan is outstanding. If interest is not paid when due, the amount of the interest is added to the loan and becomes part of the loan.

LOAN COLLATERAL. When a Policy loan is made, an amount sufficient to secure the loan is transferred out of the Investment Accounts and the Fixed Account and into the Policy's Loan Account. Thus, a loan will have no immediate effect on the Account Value, but the Net Cash Value will be reduced immediately by the amount transferred to the Loan Account. The Owner can specify the Investment Accounts from which collateral will be transferred. If no allocation is specified, collateral will be transferred from each Investment Account and from the Fixed Account in the same proportion that the Account Value in each Investment Account and the Fixed Account bears to the total Account Value in those accounts on the date that the loan is made. Due and unpaid interest will be transferred each Policy Anniversary from each Investment Account and the Fixed Account to the Loan Account in the same proportion that each Investment Account value and the Fixed Account bears to the total unloaned Account Value. The amount AUL transfers will be the amount by which the interest due exceeds the interest which has been credited on the Loan Account.

The Loan Account will be credited with interest daily at an effective annual rate of not less than 4 percent. Any interest credited in excess of the minimum guaranteed rate is not guaranteed.

LOAN REPAYMENT; EFFECT IF NOT REPAID. The Owner may repay all or part of the Owner's loan at any time while the Insured is living and the Policy is in force. Loan repayments must be sent to the Corporate Office and will be credited as of the date received. A loan repayment must be clearly marked as "loan repayment" or it will be credited as a premium, unless the premium would cause the Policy to fail to meet the federal tax definition of a life insurance contract in accordance with the Internal Revenue Code. Loan repayments, unlike premium payments, are not subject to premium expense charges. When a loan repayment is made, Account Value in the Loan Account in an amount equivalent to the repayment is transferred from the Loan Account to the Investment Accounts and the Fixed Account. Thus, a loan repayment will have no immediate effect on the Account Value, but the Net Cash Value will be increased immediately by the amount of the loan repayment. Loan repayment amounts will be transferred to the Investment Accounts and the Fixed Account according to the premium allocation instructions in effect at that time.

If the Death Benefit becomes payable while a loan is outstanding, any outstanding loan and loan interest will be deducted in calculating the Death Benefit Proceeds. See "Amount of Death Benefit Proceeds."

If the Monthly Deduction exceeds the Net Cash Value on any Monthiversary when the Guarantee Period is not in force, the

Policy will be in default. The Owner will be sent notice of the default. The Owner will have a grace period within which the Owner may submit a sufficient payment to avoid termination of coverage under the Policy. The notice will specify the amount that must be repaid to prevent termination. See "Premium Payments to Prevent Lapse."

EFFECT OF POLICY LOAN. A loan, whether or not repaid, will have a permanent effect on the Death Benefit and Policy values because the investment results of the Investment Accounts of the Separate Account and current interest rates credited on Account Value in the Fixed Account will apply only to the non-loaned portion of the Account Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Investment Accounts while the loan is outstanding, the effect could be favorable or unfavorable. Policy loans may increase the potential for lapse if investment results of the Investment Accounts are less than anticipated. Also, loans could, particularly if not repaid, make it more likely than otherwise for a Policy to terminate. See "Tax Considerations" for a discussion of the tax treatment of Policy loans, and the adverse tax consequences if a Policy lapses with loans outstanding. In particular, if the Owner's Policy is a Modified Endowment, loans may be currently taxable and subject to a 10 percent penalty tax.

SURRENDERING THE POLICY FOR NET CASH VALUE

The Owner may surrender the Owner's Policy at any time for its Net Cash Value by submitting Proper Notice to AUL. AUL may require return of the Policy. A surrender charge may apply. See "Surrender Charge." A surrender request will be processed as of the date the Owner's written request and all required documents are received. Payment will generally be made within seven (7) calendar days. See "When Proceeds are Paid." The Net Cash Value may be taken in one lump sum or it may be applied to a settlement option. See "Settlement Options." The Policy will terminate and cease to be in force if it is surrendered for one lump sum or applied to a settlement option. It cannot later be reinstated. Surrenders may have adverse tax consequences. See "Tax Considerations."

PARTIAL SURRENDERS

The Owner may make Partial Surrenders under the Owner's Policy of at least $500 at any time after the end of the "right to examine" period by submitting Proper Notice to AUL. As of the date AUL receives Proper Notice for a Partial Surrender, the Account Value and, therefore, the Cash Value will be reduced by the Partial Surrender.

When the Owner requests a Partial Surrender, the Owner can direct how the Partial Surrender will be deducted from the Investment Accounts and/or the Fixed Account. If the Owner provides no directions, the Partial Surrender will be deducted from the Owner's Account Value in the Investment Accounts and Fixed Account on a pro rata basis. Partial Surrenders may have adverse tax consequences. See "Tax Considerations."

AUL will reduce the Face Amount by an amount equal to the Partial Surrender. AUL will reject a Partial Surrender request if the Partial Surrender would reduce the Face Amount below $50,000, or if the Partial Surrender would cause the Policy to fail to qualify as a life insurance contract under applicable tax laws, as interpreted by AUL.

Partial Surrender requests will be processed as of the date the Owner's written request is received, and generally will be paid within seven (7) calendar days. See "When Proceeds Are Paid."

SETTLEMENT OPTIONS

At the time of surrender or death, the Policy offers various options of receiving proceeds payable under the Policy. These settlement options are summarized below. All of these options are forms of fixed-benefit annuities which do not vary with the investment performance of a separate account. Any representative authorized to sell this Policy can further explain these options upon request.

The Owner may apply proceeds of $2,000 or more which are payable under this Policy to any of the following options:

OPTION 1 - INCOME FOR A FIXED PERIOD. Proceeds are payable in equal monthly installments for a specified number of years, not to exceed twenty (20.)

OPTION 2 - LIFE ANNUITY. Proceeds are paid in equal monthly installments for as long as the payee lives. A number of payments can be guaranteed, such as one hundred-twenty (120), or the number of payments required to refund the proceeds applied.

OPTION 3 - SURVIVORSHIP ANNUITY. Proceeds are paid in monthly installments for as long as either the first (1st) payee or surviving payee lives. A number of payments equal to the initial payment can be guaranteed, such as one hundred-twenty (120.) A different monthly installment payable to the surviving payee can be specified.

Any other method or frequency of payment AUL agrees to may be used to pay the proceeds of this Policy.

Policy proceeds payable in one sum will accumulate at interest from the date of death or surrender to the payment date at the rate of interest then paid by AUL or at the rate specified by statute, whichever is greater. Based on the settlement option selected, AUL will determine the amount payable. The minimum interest rate used in computing payments under all options will be 3 percent per year.

The Owner may select or change an option by giving Proper Notice prior to the settlement date. If no option is in effect on the settlement date, the payee may select an option. If this Policy is assigned or if the payee is a corporation, association, partnership, trustee or estate, a settlement option will be available only with AUL's consent.

If a payee dies while a settlement option is in effect, and there is no surviving payee, AUL will pay a single sum to such payee's estate. The final payment will be the commuted value of any remaining guaranteed payments.

Settlement option payments will be exempt from the claims of creditors to the maximum extent permitted by law.

MINIMUM AMOUNTS. AUL reserves the right to pay the total amount of the Policy in one lump sum, if less than $2,000. If monthly payments are less than $100, payments may be made less frequently at AUL's option.

The proceeds of this Policy may be paid in any other method or frequency of payment acceptable to AUL.

SPECIALIZED USES OF THE POLICY

Because the Policy provides for an accumulation of Cash Value as well as a Death Benefit, the Policy can be used for various individual and business financial planning purposes.

Purchasing the Policy in part for such purposes entails certain risks. For example, if the investment performance of Investment Accounts to which Variable Account value is allocated is poorer than expected or if sufficient premiums are not paid, the Policy may lapse or may not accumulate sufficient Variable Account value to Fund the purpose for which the Policy was purchased. Partial Surrenders and Policy loans may significantly affect current and future Account Value, Net Cash Value, or Death Benefit Proceeds. Depending upon Investment Account investment performance and the amount of a Policy loan, the loan may cause a Policy to lapse. Because the Policy is designed to provide benefits on a long-term basis, before purchasing a Policy for a specialized purpose a purchaser should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered. Using a Policy for a specialized purpose may have tax consequences. See "Tax Considerations."

LIFE INSURANCE RETIREMENT PLANS

Any Owners or applicants who wish to consider using the Policy as a funding vehicle for non-qualified retirement purposes may obtain additional information from AUL. An Owner could pay premiums under a Policy for a number of years, and upon retirement, could utilize a Policy's loan and partial withdrawal features to access Account Value as a source of retirement income for a period of time. This use of a Policy does not alter an Owner's rights or AUL's obligations under a Policy; the Policy would remain a life insurance contract that, so long as it remains in force, provides for a Death Benefit payable when the Insured dies.

Illustrations are available upon request that portray how the Policy can be used as a funding vehicle for non-qualified retirement plans, referred to herein as "life insurance retirement plans," for individuals. Illustrations provided upon request show the effect on Account Value, Cash Value, and the net Death Benefit of premiums paid under a Policy and partial withdrawals and loans taken for retirement income; or reflecting allocation of premiums to specified Investment Accounts. This information will be portrayed at hypothetical rates of return that are requested. Charts and graphs presenting the results of the illustrations or a comparison of retirement strategies will also be furnished upon request. Any graphic presentations and retirement strategy charts must be accompanied by a corresponding illustration. Illustrations must always include or be accompanied by comparable information that is based on guaranteed cost of insurance rates and that presents a hypothetical gross rate of return of 0 percent. Retirement illustrations will not be furnished with a hypothetical gross rate of return in excess of 12 percent.

The hypothetical rates of return in illustrations are illustrative only and should not be interpreted as a representation of past or future investment results. Policy values and benefits shown in the illustrations would be different if the gross annual investment rates of return were different from the hypothetical rates portrayed, if premiums were not paid when due, and whether loan interest was paid when due. Withdrawals or loans may have an adverse effect on Policy benefits.

RISKS OF LIFE INSURANCE RETIREMENT PLANS

Using the Owner's Policy as a funding vehicle for retirement income purposes presents several risks, including the risk that if the Owner's Policy is insufficiently funded in relation to the income stream expected from the Owner's Policy, the Owner's Policy can lapse prematurely and result in significant income tax liability to the Owner in the year in which the lapse occurs. Other risks associated with borrowing from the Owner's Policy also apply. Loans will be automatically repaid from the Death Benefit at the death of the Insured, resulting in the estimated payment to the beneficiary of the Death Benefit Proceeds, which will be less than the Death Benefit and may be less than the Face Amount. Upon surrender, the loan will be automatically repaid, resulting in the payment to the Owner of the Net Cash Value. Similarly, upon lapse, the loan will be automatically repaid, and the Policy will terminate without value. The automatic repayment of the loan upon lapse or surrender will cause the recognition of taxable income to the extent that Net Cash Value plus the amount of the repaid loan exceeds the Owner's basis in the Policy. Thus, under certain circumstances, surrender or lapse of the Owner's Policy could result in tax liability to the Owner. In addition, to reinstate a lapsed Policy, the Owner would be required to make certain payments. Thus, the Owner should be careful to design a life insurance retirement plan so that the Owner's Policy will not lapse prematurely under various market scenarios as a result of withdrawals and loans taken from the Owner's Policy.

To avoid lapse of the Owner's Policy, it is important to design a payment stream that does not leave the Owner's Policy with insufficient Net Cash Value. Determinations as to the amount to withdraw or borrow each year warrant careful consideration. Careful consideration should also be given to any assumptions respecting the hypothetical rate of return, to the duration of withdrawals and loans, and to the amount of Account Value that should remain in the Owner's Policy upon its maturity. Poor investment performance can contribute to the risk that the Owner's Policy may lapse. In addition, the cost of insurance generally increases with the age of the Insured, which can further erode existing Net Cash Value and contribute to the risk of lapse. Further, interest on a Policy loan is due to AUL for any Policy Year on the Policy Anniversary. If this interest is not paid when due, it is added to the amount of the outstanding loans and loan interest, and interest will begin accruing thereon from that date. This can have a compounding effect, and to the extent that the outstanding loan balance exceeds the Owner's basis in the Policy, the amounts attributable to interest due on the loans can add to the Owner's federal (and possibly state) income tax liability. The Owner should consult with the Owner's financial and tax advisors in designing a life insurance retirement plan that is suitable for the Owner's particular needs. Further, the Owner should continue to monitor the Net Cash Value remaining in a Policy to assure that the Policy is sufficiently funded to continue to support the desired income stream and so that it will not lapse. In this regard, the Owner should consult the Owner's periodic statements to determine the amount of the remaining Net Cash Value. Illustrations showing the effect of charges under the Policy upon existing Account Value or the effect of future withdrawals or loans upon the Policy's Account Value and Death Benefit are available from the Owner's representative. Consideration should be given periodically to whether the Policy is sufficiently funded so that it will not lapse prematurely.

Because of the potential risks associated with borrowing from a Policy, use of the Policy in connection with a life insurance retirement plan may not be suitable for all Owners. These risks should be carefully considered before borrowing from the Policy to provide an income stream.

                      OTHER POLICY BENEFITS AND PROVISIONS

LIMITS ON RIGHTS TO CONTEST THE POLICY

INCONTESTABILITY. In the absence of fraud, after the Policy has been in force during the Insured's lifetime for two (2) years from the Contract Date, AUL may not contest the Policy. Any increase in the Face Amount will not be contested after the increase has been in force during the Insured's lifetime for two years following the effective date of the increase. If the Owner did not request the Face Amount increase or if evidence of insurability was not required, AUL will not contest the increase.

If a Policy lapses and it is reinstated, AUL can contest the reinstated Policy during the first two (2) years after the effective date of the reinstatement, but only for statements made in the application for reinstatement.

SUICIDE EXCLUSION. If the Insured dies by suicide, while sane or insane, within two (2) years of the Contract Date or the effective date of any reinstatement (or less if required by state law), the amount payable by AUL will be equal to the premiums paid less any loan, loan interest, and any Partial Surrender.

If the Insured dies by suicide, while sane or insane, within two years after the effective date of any increase in the Face Amount (or less if required by state law), the amount payable by AUL on such increase will be limited to the Monthly Deduction associated with the increase.

CHANGES IN THE POLICY OR BENEFITS

MISSTATEMENT OF AGE OR SEX. If it is determined the age or sex of the Insured as stated in the Policy is not correct, the Death Benefit will be the greater of:
(1) the amount which would have been purchased at the Insured's correct age and sex by the most recent cost of insurance charge assessed prior to the date AUL receives proof of death; or (2) the Account Value as of the date AUL receives proof of death, multiplied by the Minimum Insurance Percentage for the correct age.

OTHER CHANGES. Upon notice, AUL may modify the Policy, but only if such modification is necessary to: (1) make the Policy or the Separate Account comply with any applicable law or regulation issued by a governmental agency to which AUL is subject; (2) assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life contracts; (3) reflect a change in the operation of the Separate Account; or
(4) provide different Separate Account and/or Fixed Account accumulation options.

AUL reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account. In the event of any such modification, AUL will issue an appropriate endorsement to the Policy, if required. AUL will exercise these rights in accordance with applicable law, including approval of Owners, if required.

Any change of the Policy must be approved by AUL's President, Vice President or Secretary. No representative is authorized to change or waive any provision of the Policy.

CHANGE OF INSURED

While the Policy is in force, it may be exchanged for a new Policy on the life of a substitute Insured. The exercise of this exchange is subject to satisfactory evidence of insurability for the substitute Insured. The Contract Date of the new Policy will generally be the same as the Contract Date of the exchanged Policy. The Issue Date of the new Policy will be the date of the exchange. The initial Cash Value of the new Policy will be the same as the Cash Value of the exchanged Policy on the date of the exchange. Exercise of the Change of Insured provision will result in a taxable exchange.

EXCHANGE FOR PAID-UP POLICY

The Owner may exchange the Policy for a paid-up whole life policy by Proper Notice and upon returning the Policy to the Corporate Office. The new policy will be for the level face amount, not greater than the Policy's Face Amount, which can be purchased by the Policy's Net Cash Value. The new policy will be purchased using the continuous net single premium for the Insured's age upon the Insured's last birthday at the time of the exchange. AUL will pay the Owner any remaining Net Cash Value that was not used to purchase the new policy.

At any time after this option is elected, the cash value of the new policy will be its net single premium at the Insured's then attained age. All net single premiums will be based on 4 percent interest and the guaranteed cost of insurance rates of the Policy. No riders may be attached to the new policy.

WHEN PROCEEDS ARE PAID

AUL will ordinarily pay any Death Benefit Proceeds, loan proceeds, Partial Surrender proceeds, or Full Surrender proceeds within seven calendar days after receipt at the Corporate Office of all the documents required for such a payment. Other than the Death Benefit, which is determined as of the date of death, the amount will be determined as of the date of receipt of required documents. However, AUL may delay making a payment or processing a transfer request if (1) the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists as a result of which the disposal or valuation of Separate Account assets is not reasonably practicable; or (2) the SEC by order permits postponement of payment to protect Owners.

DIVIDENDS

The Owner will receive any dividends declared by AUL as long as the Policy is in force. Dividend payments will be applied to increase the Account Value in the Investment Accounts and Fixed Account on a pro rata basis unless the Owner requests cash payment. AUL does not anticipate declaring any dividends on this policy.

REPORTS TO POLICY OWNERS

At least once a year, the Owner will be sent a report at the Owner's last known address showing, as of the end of the current report period: Account Value, Cash Value, Death Benefit, amount of interest credited to amounts in the Fixed Account, change in value of amounts in the Separate Account, premiums paid, loans, Partial Surrenders, expense charges, and cost of insurance charges since the prior report. The Owner will also be sent an annual and a semi-annual report for each Fund or Portfolio underlying an Investment Account to which the Owner has allocated Account Value, including a list of the securities held in each Fund, as required by the 1940 Act. In addition, when the Owner pays premiums (except for premiums deducted automatically), or if the Owner takes out a loan, transfer amounts among the Investment Accounts and Fixed Account or take surrenders, the Owner will receive a written confirmation of these transactions.

ASSIGNMENT

The Policy may be assigned in accordance with its terms. In order for any assignment to be binding upon AUL, it must be in writing and filed at the Corporate Office. Once AUL has received a signed copy of the assignment, the Owner's rights and the interest of any beneficiary (or any other person) will be subject to the assignment. If there are any irrevocable beneficiaries, the Owner must obtain their written consent before assigning the Policy. AUL assumes no responsibility for the validity or sufficiency of any assignment. An assignment is subject to any loan on the Policy.

REINSTATEMENT

The Policy may be reinstated within five years (or such longer period if required by state law) after lapse, subject to compliance with certain conditions, including the payment of a necessary premium and submission of satisfactory evidence of insurability. Premium will be allocated based on the current allocations in effect for the Policy. See the Owner's Policy for further information.

RIDER BENEFITS

The following rider benefits are available and may be added to the Owner's Policy at issue. (The CBR Rider is the only rider that may be added after issue). If applicable, monthly charges for these riders will be deducted from the Owner's Account Value as part of the Monthly Deduction. All of these riders may not be available in all states.

  WAIVER OF MONTHLY DEDUCTION DISABILITY (WMDD)
    ISSUE AGES: 0-55

  This rider waives the Monthly Deduction during a period of total disability. WMDD cannot be attached to Policies with Face Amounts in excess of $3,000,000 or rated higher than Table H. Monthly Deductions are waived for total disability following a six (6) month waiting period. Monthly Deductions made during this waiting period are re-credited to the Account Value upon the actual waiver of the Monthly Deductions. If disability occurs before age 60, Monthly Deductions are waived as long as total disability continues. If disability occurs between ages 60-65, Monthly Deductions are waived as long as the Insured remains totally disabled but not beyond age 65.

  GUARANTEED INSURANCE OPTION (GIO)
    ISSUE AGES: 0-39 (STANDARD RISKS ONLY)

  This rider allows the Face Amount of the Policy to be increased by the option amount or less, without evidence of insurability on the Insured. These increases may occur on regular option dates or alternate option dates. See the rider contract for the specific dates.

  CHILDREN'S BENEFIT RIDER (CBR)
    ISSUE AGES: 14 DAYS - 20 YEARS (CHILDREN'S AGES)

  This rider provides level term insurance on each child of the Insured. At issue, each child must be at least 14 days old and less than 20 years of age, and the Insured must be less than 56 years old and not have a substandard rating greater than table H. Once CBR is in force, children born to the Insured are covered automatically after they are 14 days old. Children are covered under CBR until they reach age 22, when they may purchase, without evidence of insurability, a separate policy with up to five times the expiring face amount of the rider's coverage. The Insured must notify AUL when all children covered under the CBR have attained the age of 22, in order for the charge for the rider to be discontinued.

  OTHER INSURED RIDER (OIR)
    ISSUE AGES: 0-85 (OTHER INSURED'S AGE)

  The Other Insured Rider is level term life insurance on someone other than the Insured. The minimum issue amount is $10,000; the maximum issue amount is equal to three times the Face Amount. A maximum of two OIRs may be added to the Policy. The OIR amount of coverage may be changed in the future, but increases are subject to evidence of insurability.

  Prior to the Other Insured's age 70, the OIR may be converted to a permanent individual policy without evidence of insurability. The OIR may be converted to permanent coverage on the Monthiversary following the date of the Insured's death.

  SAME INSURED RIDER (SIR)
    ISSUE AGES: 0-85

  This rider provides level term life insurance on the Insured. The minimum issue amount is $10,000; the maximum issue is equal to three times the Face Amount of the Policy. Only one SIR may be added to the Policy. The SIR face amount may be changed (increases are subject to evidence of insurability). Prior to age 70 (55 for substandard risks), the Insured may convert the SIR to permanent coverage without evidence of insurability.

  WAIVER OF PREMIUM DISABILITY (WPD)
    ISSUE AGES: 0-55

  This rider pays a designated premium into the Account Value during a period of total disability. The minimum designated premium is $100. WPD may not be added to a Policy unless WMDD is already added. If disability occurs before age 60, the designated premium benefit is paid as long as total disability continues. If disability occurs between ages 60-65, the designated premium benefit is paid as long as the Insured remains totally disabled but not beyond age 65.

  LAST SURVIVOR RIDER (LS)
    ISSUE AGES: 20-85

  This rider modifies the terms of the Policy to provide insurance on the lives of two (2) Insureds rather than one (1). When the Last Survivor Rider is attached, the Death Benefit Proceeds are paid to the beneficiary upon the death of the last surviving Insured. The cost of insurance charges reflect the anticipated mortality of the two Insureds and the fact that the Death Benefit is not paid until the death of the surviving Insured. For a Policy containing the LS Rider to be reinstated, either both Insureds must be alive on the date of the reinstatement, or the surviving Insured must be alive and the lapse occurred after the death of the first Insured. The Incontestability, Suicide, and Misstatement of Age or Sex provisions of the Policy apply to either Insured.

  LS Rider also provides a Policy Split Option, allowing the Policy on two (2) Insureds to be split into two (2) separate Policies, one on the life of each Insured. The LS Rider also includes an Estate Preservation Benefit which increases the Face Amount of the Policy under certain conditions. The Estate Preservation Benefit is only available to standard risks and preferred risks.

  AUTOMATIC INCREASE RIDER (AIR)
    ISSUE AGES: 0-55 (STANDARD RISKS ONLY)

  This rider increases the Insured's base coverage by 5 percent each year, without evidence of insurability. The 5 percent increase is compounded annually and is based on the base coverage Face Amount on Policy Anniversaries. No increases are made during any period in which the Monthly Deduction is being waived. Insured's initial base coverage must be at least $100,000. This rider is only available with Death Benefit Option Two (2).

  AIR terminates on the earliest of the following dates: the date an automatic increase is rejected, the date the Face Amount is decreased, the date requested in writing by the Owner, the date of Policy termination, or the anniversary date twenty (20) years after issue of this rider. There is no charge for AIR. New coverage generated by the rider results in an increase in the target premium. All charges for any new coverage are based on the Insured's nearest age at the time of increase.

  GUARANTEED MINIMUM DEATH BENEFIT RIDER (GMDB)

  This rider extends the Guarantee Period as listed on the Policy Data Page. While the GMDB rider is in force, the Policy will remain in force and will not begin the grace period if on each Monthiversary, the sum of the premiums paid to date, less any Partial Surrenders, any outstanding loan and loan interest, equals or exceeds the required premium for the Guaranteed Minimum Death Benefit multiplied by the number of Policy months since the Contract Date. The guarantee provided by this rider terminates if this test is failed on any Monthiversary. The guarantee will not be reinstated. The GMDB Rider is only available to standard and preferred risks.

  ACCELERATED DEATH BENEFIT RIDER (ABR)

  This rider allows for a prepayment of a portion of the Policy's Death Benefit while the Insured is still alive, if the Insured has been diagnosed as terminally ill, and has 12 months or less to live. The minimum amount available is $5,000. The maximum benefit payable (in most states) is the lesser of $500,000 or 50 percent of the Face Amount. ABR may be added to the Policy at any time while it is still in force. This rider is not available if the Last Survivor Rider is issued. There is no charge for ABR.

  ACCOUNTING BENEFIT RIDER

  If the Owner fully surrenders his policy while this rider is in effect during Policy Years one (1) and two (2), AUL will waive all Surrender Charges. In addition, AUL will return any Sales Charge and Premium Tax Charge assessed. On a full surrender during Policy Years three (3) through five (5), AUL will waive all Surrender Charges. No Sales Charge or Premium Tax Charge will be returned. AUL will assess the applicable Surrender Charge on full surrenders in Policy Years six (6) and later.

  No waiver of Surrender Charge or refund of Sales Charges and Premium Tax Charges will occur on a Partial Surrender.

  This benefit is only available where the applicant has requested to AUL that the policy be used as an informal funding vehicle for a non-qualified deferred compensation plan.

                               TAX CONSIDERATIONS

The following summary provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based upon AUL's understanding of the present federal tax laws as they currently are interpreted by the Internal Revenue Service (the "IRS").

TAX STATUS OF THE POLICY

In order to attain the tax benefits normally associated with life insurance, the Policy must be classified for federal income tax purposes as a life insurance contract. Section 7702 of the Internal Revenue Code sets forth a definition of a life insurance contract for federal income tax purposes. The U.S. Treasury Department (the "Treasury") is authorized to prescribe regulations implementing
Section 7702. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide the tax advantages normally provided by a life insurance contract.

With respect to a Policy issued on a standard basis, AUL believes that such a Policy should meet the Section 7702 definition of a life insurance contract. With respect to a Policy that is issued on a substandard basis (i.e., a premium class with extra rating involving higher than standard mortality risk) there is less guidance, in particular as to how the mortality and other expense requirements of Section 7702 are to be applied in determining whether such a Policy meets the Section 7702 definition of a life insurance contract. If the requirements of Section 7702 were deemed not to have been met, the Policy would not provide the tax benefits normally associated with life insurance and the tax status of all contracts invested in the Investment Account to which premiums were allocated under the non-qualifying contract might be affected.

If it is subsequently determined that a Policy does not satisfy Section 7702, AUL may take whatever steps are appropriate and reasonable to attempt to cause such a Policy to comply with Section 7702. For these reasons, AUL reserves the right to modify the Policy as it deems necessary in its sole discretion to attempt to qualify it as a life insurance contract under Section 7702.

Section 817(h) of the Internal Revenue Code requires that the investments of each of the Investment Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Internal Revenue Code. The Investment Accounts, through the Portfolios, intend to comply with the diversification requirements prescribed in Treasury Regulation. Section 1.817-5, which affect how the Portfolio's assets are to be invested. AUL believes that the Investment Accounts will meet the diversification requirements, and AUL will monitor continued compliance with this requirement.

For a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. Under current U.S. tax law, if a variable contract owner has excessive control over the investments made by a separate account, or the underlying fund, the contract owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of "investor control" the variable contract owner would not derive the tax benefits normally associated with variable life insurance or variable annuities. The U.S. Treasury Department has issued various rulings and other pronouncements addressing the circumstances in which a variable life insurance contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account.

The ownership rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of investment account assets. For example, an Owner has additional flexibility in allocating Net Premium payments and Account Value. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Investment Accounts. In addition, AUL does not know what standards will be set forth, if any, in future guidance on this issue. AUL therefore reserves the right to modify the Policy as necessary to attempt to prevent an Owner from being considered the Owner of a pro rata share of the assets of the Investment Accounts. You should consult your tax adviser as to the possible application of the "investors control" doctrine to you.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

IN GENERAL. AUL believes that the proceeds and Account Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance contract for federal income tax purposes. Thus, the Death Benefit under the Policy should be excludable from the gross income of the beneficiary under Section 101(a)(1) of the Internal Revenue Code. However, if the Owner elects a settlement option for a Death Benefit other than in a lump sum, a portion of the payment made to the Owner may be taxable. Depending on the circumstances, the exchange of a Policy, a change in the Policy's Death Benefit option, a Policy loan, a Partial Surrender, a surrender, a change in ownership, or an assignment of the Policy may have federal income tax consequences. In addition, federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depends on the circumstances of each Owner or beneficiary.

The Policy may also be used in various arrangements, including nonqualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the Owner is contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, the Owner should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

Generally, the Owner will not be deemed to be in constructive receipt of the Account Value, including increments thereof, until there is a distribution. The tax consequences of distributions from, and loans taken from or secured by, a Policy depend on whether the Policy is classified as a Modified Endowment. Upon a complete surrender or lapse of a Policy, whether or not a Modified Endowment, the excess of the amount received plus the amount of any outstanding loans and loan interest over the total investment in the Policy will generally be treated as ordinary income subject to tax.

MODIFIED ENDOWMENTS. Section 7702A establishes a class of life insurance Policies designated as "Modified Endowment Contracts." The rules relating to whether a Policy will be treated as a Modified Endowment are extremely complex and cannot be adequately described in the limited confines of this summary. In general, a Policy will be a Modified Endowment if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. A Policy may also become a Modified Endowment after a material change. The determination of whether a Policy will be a Modified Endowment after a material change generally depends upon the relationship of the Death Benefit and Account Value at the time of such change and the additional premiums paid in the seven years following the material change.

Due to the Policy's flexibility, classification as a Modified Endowment will depend on the individual circumstances of each Policy. In view of the foregoing, a current or prospective Owner should consult with a tax adviser to determine whether a Policy transaction will cause the Policy to be treated as a Modified Endowment. However, at the time a premium is credited which in AUL's view would cause the Policy to become a Modified Endowment, AUL will attempt to notify the Owner that unless a refund of the excess premium (with any appropriate interest) is requested by the Owner, the Policy will become a Modified Endowment. However, AUL does not undertake to provide such notice. The Owner will have thirty
(30) days after receiving such notification to request the refund.

Policies classified as Modified Endowments will be subject to the following:
First, all distributions, including distributions upon surrender and Partial Surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Account Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by such a Policy, are treated as distributions from the Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the Owner attains age 59 1/2, is attributable to the Owner's becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's beneficiary.

If a Policy becomes a Modified Endowment after it is issued, distributions made during the Policy Year in which it becomes a Modified Endowment, distributions in any subsequent Policy Year and distributions within two years before the Policy becomes a Modified Endowment will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a Modified Endowment could later become taxable as a distribution from a Modified Endowment.

All Modified Endowments that are issued by AUL (or its affiliates) to the same Owner during any calendar year are treated as one Modified Endowment for purposes of determining the amount includible in an Owner's gross income under
Section 72(e) of the Internal Revenue Code.

Distributions from a Policy that is not a Modified Endowment are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's Death Benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the Owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

Loans from, or secured by, a Policy that is not a Modified Endowment are not treated as distributions. Instead, such loans are treated as advances of the death benefit to the Owner.

Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a Modified Endowment are subject to the 10 percent additional income tax.

POLICY LOAN INTEREST. Generally, consumer interest paid on any loan under a Policy which is owned by an individual is not deductible for federal or state income tax purposes. The deduction of other forms of interest paid on Policy loans may also be subject to other restrictions under the Internal Revenue Code. A qualified tax adviser should be consulted before deducting any Policy loan interest.

INVESTMENT IN THE POLICY. Investment in the Policy means: (1) the aggregate amount of any premiums or other consideration paid for a Policy, minus (2) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any loan from, or secured by, a Policy that is a Modified Endowment, to the extent such amount is excluded from gross income, will be disregarded), plus (3) the amount of any loan from, or secured by, a Policy that is a Modified Endowment to the extent that such amount is included in the gross income of the Owner.

ESTATE AND GENERATION SKIPPING TAXES

When the Insured dies, the Death Benefits will generally be includible in the Owner's estate for purposes of federal estate tax if the Insured owned the Policy. If the Owner was not the Insured, the fair market value of the Policy would be included in the Owner's estate upon the Owner's death. Nothing would be includible in the Insured's estate if the Death Benefits are not received by or for the benefit of, the Insured's estate and he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

Federal estate tax is integrated with federal gift tax under a unified rate schedule. An unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

If the Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax with the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Because these rules are complex, the Owner should consult with a qualified tax advisor for specific information if ownership is passing to younger generations.

LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS

Final regulations on split-dollar life insurance arrangements were issued by the Treasury Department effective September 17, 2003, modifying IRS Notice 2002-8. Split dollar arrangements entered into prior to September 18, 2003 generally are governed by guidance issued prior to the final regulations. The final regulations apply to split dollar arrangements entered into or modified materially after September 17, 2003. The final regulations should provide two sets of rules for split dollar arrangements. Purchasers should consult a qualified tax advisor to discuss the applicable rules.

Nonqualified deferred compensation. On October 22, 2004, IRC Section 409A was enacted as part of the American Jobs Creation Act of 2004. Contributions into non-qualified deferred compensation plans after December 31, 2004 are governed by this code section. Purchasers should consult a qualified tax advisor to determine tax treatment resulting from such an arrangement.

TAXATION UNDER SECTION 403(b) PLANS

On July 26, 2007, the IRS issued final regulations for tax-sheltered annuity arrangements under section 403(b). Given that these are the first significant updates of the original regulations issued by the IRS in 1964, they provide for significant changes in the way 403(b) plans must be maintained and administered. The final regulations are generally effective for plan years beginning on or after January 1, 2009. The intended effect of these regulations is to make the rules governing 403(b) similar to the rules governing other arrangements that include salary reduction contributions, such as 401(k) plans and 457(b) plans.

Items of particular interest or significance covered by these new regulations are 1) all 403(b) contracts must be maintained pursuant to a written plan, 2) as of September 24, 2007, intra-plan exchanges may not be made pursuant to Revenue Ruling 90-24, but rather must be made in accordance with the final IRS regulations, which in part require that the vendor and the employer enter into an information-sharing agreement, 3) nontaxable transfers of assets to a plan of another employer are permitted, 4) plans may contain provisions that permit plan termination and distribution of benefits upon such plan termination, 5) loans and hardship distributions must be made in accordance with the applicable plan and the final IRS regulations, 6) employers generally must agree to share certain information with each approved vendor, 7) plan contributions may not exceed applicable limits , and 8) contributions must be transferred to an approved vendor within a reasonable time, but in no event later than fifteen
(15) business days.

NON-INDIVIDUAL OWNERSHIP OF CONTRACTS

If the Owner of a Policy is an entity rather than an individual, the tax treatment may differ from that described above. Accordingly, prospective Owners that are entities should consult a qualified tax advisor.

POSSIBLE CHARGE FOR AUL'S TAXES

At the present time, AUL makes no charge for any federal, state or local taxes (other than the charge for state and local premium taxes) that it incurs that may be attributable to the Investment Accounts or to the Policies. However, AUL reserves the right to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Investment Accounts or to the Policies.

                  OTHER INFORMATION ABOUT THE POLICIES AND AUL

POLICY TERMINATION

The Policy will terminate, and insurance coverage will cease, as of: (1) the end of the Valuation Period during which AUL receives Proper Notice to surrender the Policy; (2) the expiration of a grace period; or (3) the death of the Insured. See "Surrendering the Policy for Net Cash Value," "Premium Payments to Prevent Lapse," and "Death Benefit and Changes in Face Amount."

RESOLVING MATERIAL CONFLICTS

The Funds presently serve as the investment medium for the Separate Account and, therefore, indirectly for the Policies. In addition, the Funds have advised AUL that they are available to registered separate accounts of insurance companies, other than AUL, offering variable annuity and variable life insurance policies.

AUL does not currently foresee any disadvantages to the Owner resulting from the Funds selling shares as an investment medium for products other than the Policies. However, there is a theoretical possibility that a material conflict of interest may arise between Owners whose Cash Values are allocated to the Separate Account and the owners of variable life insurance policies and variable annuity contracts issued by other companies whose values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of the Funds may also be sold to certain qualified pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. As a result, there is a possibility that a material conflict may arise between the interests of Owners or owners of other contracts (including contracts issued by other companies), and such retirement plans or participants in such retirement plans.

In the event of a material conflict, AUL will take any necessary steps, including removing the Separate Account from that Fund, to resolve the matter. The Board of Directors/Trustees of each Fund will monitor events in order to identify any material conflicts that may arise and determine what action, if any, should be taken in response to those events or conflicts.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Separate Account or that the Separate Account may purchase. If the shares of a Portfolio are no longer available for investment or if, in AUL's judgment, further investment in any Portfolio should become inappropriate in view of the purposes of the Separate Account, AUL may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management investment company. AUL will not substitute any shares attributable to a Policy's interest in an Investment Account of the Separate Account without notice to the Owner and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940 or other applicable law.

AUL also reserves the right to establish additional Investment Accounts of the Separate Account, each of which would invest in shares corresponding to a Portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Investment Accounts may be made available to existing Owners on a basis to be determined by AUL. Subject to applicable law and any required SEC approval, AUL may, in AUL's sole discretion, eliminate one or more Investment Accounts if marketing needs, tax considerations or investment conditions warrant.

If any of these substitutions or changes are made, AUL may, by appropriate endorsement, change the Policy to reflect the substitution or change.

If AUL deems it to be in the best interests of persons having voting rights under the Policies (subject to any approvals that may be required under applicable law), the Separate Account may be operated as a management investment company under the Investment Company Act of 1940, it may be deregistered under that Act if registration is no longer required, or it may be combined with other AUL separate accounts.

SALE OF THE POLICIES

The Policies will be offered to the public on a continuous basis, and AUL does not anticipate discontinuing the offering of the Policies. However, AUL reserves the right to discontinue the offering. Applications for Policies are solicited by representatives who are licensed by applicable state insurance authorities to sell AUL's variable life contracts and who are also registered representatives of OneAmerica Securities, Inc., which is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. OneAmerica Securities, Inc., is a wholly owned subsidiary of American United Life Insurance Company, and is the distributor and "principal underwriter," as defined in the Investment Company Act of 1940, of the Policies for the Separate Account. AUL is not obligated to sell any specific number of Policies.

STATE REGULATION

AUL is subject to regulation by the Department of Insurance of the State of Indiana, which periodically examines the financial condition and operations of AUL. AUL is also subject to the insurance laws and regulations of all jurisdictions where it does business. The Policy described in this Prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

AUL is required to submit annual statements of operations, including financial statements, to the insurance departments of the various jurisdictions where it does business to determine solvency and compliance with applicable insurance laws and regulations.

ADDITIONAL INFORMATION

A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

LITIGATION

The Separate Account is not a party to any litigation. Its depositor, AUL, as an insurance company, ordinarily is involved in litigation. AUL is of the opinion that, at present, such litigation is not material to the Owners of the Policies.

LEGAL MATTERS

Dechert LLP, has provided advice on certain matters relating to the federal securities laws. Matters of Indiana law pertaining to the Policies, including AUL's right to issue the Policies and its qualification to do so under applicable laws and regulations issued thereunder, have been passed upon by Thomas M. Zurek, General Counsel of AUL.

FINANCIAL STATEMENTS

Financial statements of AUL and the Variable Account as of December 31, 2008 are included in the Statement of Additional Information.

              STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

Description                                                               Page
GENERAL INFORMATION AND HISTORY ..........................................   3
DISTRIBUTION OF CONTRACTS ................................................   3
CUSTODY OF ASSETS ........................................................   3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ............................   3
FINANCIAL STATEMENTS .....................................................   5

--------------------------------------------------------------------------------

                              PROSPECTUS EXHIBIT 1

                                FORM ADV PART II

--------------------------------------------------------------------------------

                                                                                    ---------------------------
                                                                                           OMB APPROVAL
                                                                                    ---------------------------
FORM ADV    UNIFORM APPLICATION FOR INVESTMENT ADVISER REGISTRATION                 OMB Number: 3235-0049
PART II - PAGE 1                                                                    Expires: February 28, 2011
                                                                                    Estimated average burden
                                                                                    hours per response...4.07
                                                                                    ----------------------------

----------------------------------------------------------------------------------------------------------------
Name of Investment Adviser:

AMERICAN UNITED LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------

Address: (Number and Street)        (City)         (State)     (Zip Code)    Area Code:     Telephone Number:
ONE AMERICAN SQ.PO BOX 368       INDIANAPOLIS        IN          46206          317             285-1588

----------------------------------------------------------------------------------------------------------------

    THIS PART OF FORM ADV GIVES INFORMATION ABOUT THE INVESTMENT ADVISER AND ITS BUSINESS FOR THE USE OF CLIENTS. THE INFORMATION HAS NOT BEEN APPROVED OR
                     VERIFIED BY ANY GOVERNMENTAL AUTHORITY.

                                        TABLE OF CONTENTS

 ITEM
 ----
NUMBER      ITEM                                                                           PAGE
------      ----                                                                           ----
  1         Advisory Services and Fees                                                        2

  2         Types of Clients                                                                  2

  3         Types of Investments                                                              3

  4         Methods of Analysis, Sources of Information and Investment Strategies             3

  5         Education and Business Standards                                                  4

  6         Education and Business Background                                                 4

  7         Other Business Activities                                                         4

  8         Other Financial Industry Activities or Affiliations                               5

  9         Participation or Interest in Client Transactions                                  5

 10         Conditions for Managing Accounts                                                  5

 11         Review of Accounts                                                                6

 12         Investment or Brokerage Discretion                                                6

 13         Additional Compensation                                                           7

 14         Balance Sheet                                                                     7

            Continuation Sheet                                                       Schedule F

--------------------------------------------------------------------------------
(Schedule A, B, C, D, and E are included with Part I of this Form, for the use of regulatory bodies, and are not distributed to clients.)
--------------------------------------------------------------------------------

 POTENTIAL PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED
  IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY
                            VALID OMB CONTROL NUMBER.

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 2             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
1. A.      ADVISORY SERVICES AND FEES. (check the applicable boxes)           For each type of service provided,
                                                                              state the approximate % of total
   Applicant:                                                                 advisory billings from that service.

                                                                              (See instruction below.)

   [x] (1) Provides investment supervisory services                                                                99.00%
                                                                                                                   -----
   [x] (2) Manages investment advisory accounts not involving investment supervisory services                       1.00%
                                                                                                                   -----
   [ ] (3) Furnishes investment advice through consultations not included in either service
           described above                                                                                              %

   [ ] (4) Issues periodicals about securities by subscription                                                          %

   [ ] (5) Issues special reports about securities not included in any service described above                          %

   [ ] (6) Issues, not as part of any service described above, any charts, graphs, formulas, or other
           devices which clients may use to evaluate securities                                                         %

   [ ] (7) On more than an occasional basis, furnishes advice to clients on matters not involving
           securities                                                                                                   %

   [ ] (8) Provides a timing service                                                                                    %

   [ ] (9) Furnishes advice about securities in any manner not described above                                          %

(Percentages should be based on applicant's last fiscal year. If applicant has not completed its first fiscal year, provide estimates of advisory billings for that year and state that the percentages are estimates.)
----------------------------------------------------------------------------------------------------------------------------

                                                                                                        Yes          No
   B.      Does applicant call any of the services it checked above financial planning or
           some similar term?                                                                           [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

   C.      Applicant offers investment advisory services for: (check all that apply)

   [x] (1) A percentage of assets under management           [ ] (4) Subscription fees

   [ ] (2) Hourly charges                                    [ ] (5) Commissions

   [x] (3) Fixed fees (not including subscription fees)      [ ] (6) Other

----------------------------------------------------------------------------------------------------------------------------

   D.      For each checked box in A above, describe on Schedule F:

   o       the services provided, including the name of any publication or report issued by the adviser on a subscription basis or for a fee

   o       applicant's basic fee schedule, how fees are charged and whether its fees are negotiable

   o       when compensation is payable, and if compensation is payable before service is provided, how a client may get a refund or may terminate an investment advisory contract before its expiration date

----------------------------------------------------------------------------------------------------------------------------

2. TYPES OF CLIENTS -- Applicant generally provides investment advice to: (check those that apply)

   [x] A.  Individuals                                       [ ] E.  Trusts, estates, or charitable organizations

   [ ] B.  Banks or thrift institutions                      [x] F.  Corporations or business entities other than those listed above

   [ ] C.  Investment companies                              [ ] G.  Other (describe on Schedule F)

   [ ] D.  Pension and profit sharing plans

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 3             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
3. TYPES OF INVESTMENTS. Applicant offers advice on the following: (check those that apply)

       A. Equity Securities                                   [x] H. United States government securities

   [x]    (1) exchange-listed securities

   [x]    (2) securities traded over-the-counter                  I. Options contracts on:

   [x]    (3) Foreign issuers                                 [x]    (1) securities

                                                              [x]    (2) commodities

   [x] B. Warrants

                                                                  J. Futures contracts on:

   [x] C. Corporate debt securities                           [x]    (1) tangibles

          (other than commercial paper)                       [x]    (2) intangibles

   [x] D. Commercial paper                                        K. Interests in partnerships investing in:

                                                              [x]    (1) real estate

   [x] E. Certificates of deposit                             [x]    (2) oil and gas interests

                                                              [ ]    (3) other (explain on Schedule F)

   [x] F. Municipal securities                                [ ] L. Other (explain on Schedule F)

       G. Investment company securities:

   [x]    (1) variable life insurance

   [x]    (2) variable annuities

   [x]    (3) mutual fund shares

----------------------------------------------------------------------------------------------------------------------------

4. METHODS OF ANALYSIS, SOURCES OF INFORMATION, AND INVESTMENT STRATEGIES.

   A.     Applicant's security analysis methods include: (check those that apply)

      (1) [ ] Charting                                        (4)    [ ] Cyclical

      (2) [x] Fundamental                                     (5)    [ ] Other (explain on Schedule F)

      (3) [x] Technical

----------------------------------------------------------------------------------------------------------------------------

   B.     The main sources of information applicant uses include: (check those that apply)

      (1) [x] Financial newspapers and magazines              (5)    [ ] Timing services

      (2) [x] Inspections of corporate activities             (6)    [x] Annual reports, prospectuses, filings with
                                                                         the Securities and Exchange Commission

      (3) [x] Research materials prepared by others           (7)    [x] Company press releases

      (4) [x] Corporate rating services                       (8)    [ ] Other (explain on Schedule F)

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 4             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
   C.     The investment strategies used to implement any investment advice given to clients include:
          (check those that apply)

      (1) [x] Long term purchases
              (securities held at least a year)               (5)    [x] Margin transactions
      (2) [x] Short term purchases
              (securities sold within a year)                 (6)    [x] Option writing, including covered
                                                                         options, uncovered options or
                                                                         spreading strategies

      (3) [x] Trading (securities sold within 30 days)        (7)    [ ] Other (explain on Schedule F)

      (4) [x] Short sales

----------------------------------------------------------------------------------------------------------------------------

5. EDUCATION AND BUSINESS STANDARDS.

   Are there any general standards of education or business experience that applicant requires of those involved in determining or giving investment advice to clients?

                                  (If yes, please describe these standards on Schedule F)
                                                                                                        Yes          No
                                                                                                        [x]          [ ]

----------------------------------------------------------------------------------------------------------------------------

6. EDUCATION AND BUSINESS BACKGROUND.

   For:

   o      each member of the investment committee or group that determines general investment advice to be given to clients, or

   o      if the applicant has no investment committee or group, each individual who determines general investment advice clients (if more than five, respond only for their supervisors)

   o      each principal executive officer of applicant or each person with similar status or performing similar functions.

   On Schedule F, give the:

   o      name                                         o      formal education after high school

   o      year of birth                                o      business background for the preceding five years

----------------------------------------------------------------------------------------------------------------------------

7. OTHER BUSINESS ACTIVITIES. (check those that apply)

   [x] A. Applicant is actively engaged in a business other than giving investment advice.

   [x] B. Applicant sells products or services other than investment advice to clients.

   [x] C. The principal business of applicant or its principal executive officers involves something other than providing investment advice.

           (For each checked box describe the other activities, including the time spent on them, on Schedule F.)

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

        Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 5             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
8. OTHER FINANCIAL INDUSTRY ACTIVITIES OR AFFILIATIONS. (check those that apply)

   [ ] A.  Applicant is registered (or has an application pending) as a securities broker-dealer.

   [ ] B.  Applicant is registered (or has an application pending) as a futures commission merchant, commodity pool operator or commodity trading adviser.

   [x] C.  Applicant has arrangements that are material to its advisory business or its clients with a related person who is a:

   [x] (1) broker-dealer                                      [ ] (7)  accounting firm

   [x] (2) investment company                                 [ ] (8)  law firm

   [x] (3) other investment adviser                           [x] (9)  insurance company or agency

   [ ] (4) financial planning firm                            [ ] (10) pension consultant

   [ ] (5) commodity pool operator, commodity                 [ ] (11) real estate broker or dealer
           trading adviser or futures commission
           merchant

   [ ] (6) banking or thrift institution                      [ ] (12) entity that creates or packages limited
                                                                       partnerships

            (For each checked box in C, on Schedule F identify the related person and describe the relationship and the arrangements.)

       D.  Is applicant or a related person a general partner in any partnership in which clients are solicited to invest?

                         (If yes, describe on Schedule F the partnerships and what they invest in.)

                                                                                                        Yes          No
                                                                                                        [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

9. PARTICIPATION OR INTEREST IN CLIENT TRANSACTIONS.

   Applicant or a related person: (check those that apply)

   [ ] A.  As principal, buys securities for itself from or sells securities it owns to any client.

   [ ] B.  As broker or agent effects securities transactions for compensation for any client.

   [ ] C.  As broker or agent for any person other than a client effects transactions in which client securities are sold to or bought from a brokerage customer.

   [x] D.  Recommends to clients that they buy or sell securities or investment products in which the applicant or a related person has some financial interest.

   [x] E.  Buys or sells for itself securities it also recommends to clients.

           (For each box checked, describe on Schedule F when the applicant or a related person engages in these transactions and what restrictions, internal procedures, or disclosures are used for conflicts of interest in those transactions.)

  Describe on Schedule F, your code of ethics, and state that you will provide a copy of your code of ethics to any client or prospective client upon request.

----------------------------------------------------------------------------------------------------------------------------

10. CONDITIONS FOR MANAGING ACCOUNTS. Does the applicant provide investment advisory services, manage investment advisory accounts or hold itself out as providing financial planning or some similarly termed services and impose a minimum dollar value of assets or other condition for starting or maintaining an account?

                                              (If yes, describe on Schedule F)

                                                                                                        Yes          No
                                                                                                        [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

       Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 6             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
11. REVIEW OF ACCOUNTS. If applicant provides investment supervisory services, manages investment advisory account, or holds itself out as providing financial planning or some similarly termed services:

    A.     Describe below the reviews and reviewers of the accounts. FOR REVIEWS, include their frequency, different levels, and triggering factors. For REVIEWERS, include the number of reviewers, their titles and functions, instructions they receive from applicant on performing reviews, and number of accounts assigned each.

    AUL AS THE INVESTMENT ADVISOR, IS RESPONSIBLE FOR PROVIDING A CONTINUOUS PROGRAM FOR THE MANAGEMENT OF DAY-TO-DAY
    INVESTMENT OPERATIONS, SUBJECT TO THE OVERALL SUPERVISION OF THE BOARD OF DIRECTORS OF THE ONEAMERICA FUNDS, INC.

    THE FOLLOWING AUL EMPLOYEES REGULARLY PERFORM QUARTERLY REVIEWS OF THE PERFORMANCE AND INVESTMENT OF EACH PORTFOLIO
    FOR THE ONEAMERICA FUND, INC.'S BOARD OF DIRECTORS:

    G. DAVID SAPP, Sr. V.P., INVESTMENTS
    KATHRYN E. HUDSPETH, V.P., EQUITIES
    DAVID WEISENBURGER V.P., FIXED INCOME SECURITIES

    SUCH REVIEWS AND BOARD REPORTS USUALLY CONTAIN INFORMATION RELATING TO MARKET ACTIVITY, GENERAL ECONOMIC CONDITIONS,
    AND PERFORMANCE OF THE PORTFOLIO SECURITIES. THE COST OF BROKER COMMISSIONS AND THE INTENDED INVESTMENT STRATEGY BASED
    ON CURRENT CONDITIONS ARE REPORTED ANNUALLY TO THE BOARD.

    B.     Describe below the nature and frequency of regular reports to clients on their accounts.

    SEE ANSWER TO 11.A ABOVE.

    IBBOTSON ASSOCIATES REVIEWS THE PORTFOLIO OPTIMIZATION MODELS ON AN ANNUAL BASIS AND UPDATES THE ASSET ALLOCATION
    MODELS. ACCOUNTS ARE UPDATED CONSISTENT WITH THIS ANALYSIS.

----------------------------------------------------------------------------------------------------------------------------

12. INVESTMENT OR BROKERAGE DISCRETION.

    A.     Does applicant or any related person have authority to determine, without obtaining specific client consent, the:

    (1)    securities to be bought or sold?                                                             Yes          No
                                                                                                        [x]          [ ]

    (2)    amount of securities to be bought or sold?                                                   Yes          No
                                                                                                        [x]          [ ]

    (3)    broker or dealer to be used?                                                                 Yes          No
                                                                                                        [x]          [ ]

    (4)    commission rates paid?                                                                       Yes          No
                                                                                                        [x]          [ ]

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

       Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

FORM ADV                     -----------------------------------------------------------------------------------------------
PART II - PAGE 7             Applicant:                                       SEC File Number:            Date:

                             AMERICAN UNITED LIFE INSURANCE COMPANY           801 - 8074                  03/17/2009
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
    B.     Does applicant or a related person suggest brokers to clients?

                                                                                                       Yes          No
                                                                                                       [ ]          [x]

    For each yes answer to A describe on Schedule F any limitations on the authority. For each yes to A(3), A(4) or B, describe on Schedule F the factors considered in selecting brokers and determining the reasonableness of their commissions. If the value of products, research and services given to the applicant or a related person is a factor, describe:

    o      the products, research and services

    o      whether clients may pay commissions higher than those obtainable from other brokers in return for those products and services

    o      whether research is used to service all of applicant's accounts or just those accounts paying for it; and

    o      any procedures the applicant used during the last fiscal year to direct client transactions to a particular broker in return for product and research services received.

----------------------------------------------------------------------------------------------------------------------------

13. ADDITIONAL COMPENSATION.

    Does the applicant or a related person have any arrangements, oral or in writing, where it:

    A.     is paid cash by or receives some economic benefit (including commissions, equipment or non-research services)
           from a non-client in connection with giving advice to clients?
                                                                                                       Yes          No
                                                                                                       [ ]          [x]

    B.     directly or indirectly compensates any person for client referrals?

                                  (For each yes, describe the arrangements on Schedule F.)

                                                                                                       Yes          No
                                                                                                       [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

14. BALANCE SHEET. Applicant must provide a balance sheet for the most recent fiscal year on Schedule G if applicant:

    o      has custody of client funds or securities (unless applicant is registered or registering only with the
           Securities and Exchange Commission); or

    o      requires prepayment of more than $500 in fees per client and 6 or more in advance

    Has applicant provided a Schedule G balance sheet?

                                                                                                       Yes          No
                                                                                                       [ ]          [x]

----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

       Answer all items. Complete amended pages in full, circle amended items and file with execution page (page 1).

----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------
Full name of applicant exactly as stated in item 1A of Form ADV:       IRS Empl. Ident. No.:
AMERICAN UNITED LIFE INSURANCE COMPANY                                 35-014825
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 1.A                          AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") OFFERS GROUP VARIABLE ANNUITY CONTRACTS TO BE
                                USED IN CONNECTION WITH CERTAIN RETIREMENT PLANS AND INDIVIDUAL VARIABLE ANNUITY AND LIFE
                                CONTRACTS. THESE CONTRACTS PROVIDE FOR THE ACCUMULATION OF VALUES ON A VARIABLE BASIS, FIXED
                                BASIS OR BOTH. CONTRIBUTIONS DESIGNATED TO ACCUMULATE ON A VARIABLE BASIS MAY BE ALLOCATED TO
                                ONE OR MORE OF THE INVESTMENT ACCOUNTS OF THE AUL AMERICAN UNIT TRUST, AUL AMERICAN
                                INDIVIDUAL UNIT TRUST, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY TRUST AND AUL AMERICAN
                                INDIVIDUAL VARIABLE LIFE ANNUITY UNIT TRUST REGISTERED UNIT INVESTMENT TRUSTS AND SEPARATE
                                ACCOUNTS OF AUL. AUL ACTS AS THE INVESTMENT ADVISOR TO THE ONEAMERICA FUNDS, INC.("THE
                                FUND"). OTHER MUTUAL FUND SHARES MAY BE PURCHASED BY THE SEPARATE ACCOUNTS FROM MUTUAL FUNDS
                                WHICH HAVE INVESTMENT ADVISORS OTHER THAN AUL.

                                THE FUND AND AUL (THE "ADVISOR") ENTERED INTO AN INVESTMENT ADVISOR AGREEMENT IN 1990, ("THE
                                AGREEMENT") WHICH WAS APPROVED BY THE FUND SHAREHOLDERS AND TRUST PARTICIPANTS ON
                                MAY 8, 1991. THEREAFTER, THE AGREEMENT HAS BEEN REVIEWED ANNUALLY BY THE FUND'S BOARD OF
                                DIRECTORS UNLESS OTHERWISE REQUIRED BY FEDERAL SECURITIES LAWS. SUBJECT TO THE OVERALL
                                SUPERVISION OF THE FUND'S BOARD OF DIRECTORS, THE ADVISOR EXERCISES RESPONSIBILITY FOR THE
                                INVESTMENT AND REINVESTMENT OF THE FUND'S ASSETS. THE ADVISOR MANAGES THE DAY-TO-DAY
                                INVESTMENT OPERATIONS OF THE FUND AND THE COMPOSITION OF EACH OF THE PORTFOLIOS, INCLUDING
                                THE PURCHASE, RETENTION AND DISPOSITION OF THE INVESTMENTS, SECURITIES AND CASH CONTAINED
                                THEREIN IN ACCORDANCE WITH EACH PORTFOLIO'S INVESTMENT OBJECTIVES AND POLICIES AS STATED IN
                                THE FUND'S CURRENT PROSPECTUS. THE AGREEMENT WAS LAST APPROVED BY THE BOARD OF DIRECTORS ON
                                FEBRUARY 26, 2009.

                                UNDER THE AGREEMENT, THE ADVISOR IS COMPENSATED FOR ITS SERVICES AT A MONTHLY FEE BASED ON AN
                                ANNUAL PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO. FOR EACH PORTFOLIO, THE
                                FUND PAYS THE ADVISOR A FEE AT AN ANNUAL RATE OF THE PORTFOLIO'S AVERAGE DAILY NET ASSETS OF
                                0.50 PERCENT FOR THE VALUE, INVESTMENT GRADE BOND AND ASSET DIRECTOR PORTFOLIOS; 0.40 PERCENT
                                FOR THE MONEY MARKET PORTFOLIO; AND 0.70 PERCENT FOR THE SOCIALLY RESPONSIVE PORTFOLIO. THE
                                ADVISOR IS ALSO THE DISTRIBUTOR OF CONTRACTS IN WHICH THE PORTFOLIOS ARE OFFERED. THE
                                ADVISOR IS ENTITLED TO 0.30 PERCENT OF THE AVERAGE DAILY NET ASSETS OF EACH PORTFOLIO'S
                                ADVISOR CLASS SHARES FOR DISTRIBUTION AND SHAREHOLDER SERVICES PROVIDED (12b-1 FEES) TO THE
                                SHAREHOLDERS.

                                THE STATE LIFE INSURANCE COMPANY,("STATE LIFE") IS A SUBSIDIARY OF ONEAMERICA FINANCIAL
                                PARTNERS, INC. AUL PERFORMS CERTAIN INVESTMENT MANAGEMENT SERVICES FOR AND ON BEHALF OF STATE
                                LIFE AND PURSUANT TO AN AGREEMENT BETWEEN THE TWO (2) COMPANIES.

                                UNDER THE AGREEMENT BETWEEN AUL AND STATE LIFE, AUL PROVIDES A CONTINUOUS INVESTMENT PROGRAM
                                AND IS RESPONSIBLE FOR THE COMPOSITION OF STATE LIFE'S INVESTMENT PORTFOLIO. IN
                                CONSIDERATION THEREOF, STATE LIFE PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON
                                STATE LIFE'S MEAN INVESTED ASSETS FOR EACH YEAR THE AGREEMENT REMAINS IN EFFECT. STATE LIFE
                                IS RESPONSIBLE FOR ALL OF THE EXPENSES AND LIABILITIES RELATING TO ITS INVESTMENT PORTFOLIO
                                AND FOR ESTABLISHING THE INVESTMENT OBJECTIVES FOR AUL TO FOLLOW. AUL AGREES TO MAINTAIN AND
                                PRESERVE REQUIRED RECORDS RELATED TO STATE LIFE INVESTMENTS.

                                PIONEER MUTUAL LIFE INSURANCE COMPANY,("PML") IS A SUBSIDIARY OF ONEAMERICA FINANCIAL
                                PARTNERS, INC. PML PAYS AUL THIRTEEN (13) BASIS POINTS ANNUALLY BASED UPON PML's MEAN INVESTED
                                ASSETS FOR EACH YEAR.
-----------------------------------------------------------------------------------------------------------------------------

                 (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH EXECUTION PAGE (PAGE 1).

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 1.A (CONTINUED)              MISCELLANEOUS INVESTMENT ADVISORY CLIENTS

                                AUL HAS ENTERED INTO AGREEMENTS WITH MISCELLANEOUS INVESTMENT ADVISORY CLIENTS WHEREBY AUL
                                OFFERS TO THESE ENTITIES CERTAIN PRIVATE PLACEMENT FIXED INCOME INVESTMENTS IN WHICH AUL IS
                                PARTICIPATING. THESE ENTITIES MAINTAIN ULTIMATE DISCRETION IN ALL SECURITIES PURCHASES. THEY
                                PAY AUL AN ANNUAL FEE ON A QUARTERLY BASIS IN ARREARS FOR THE SERVICES RENDERED UNDER THE
                                AGREEMENTS IN THE AMOUNT UP TO TEN (10) BASIS POINTS OF THE OUTSTANDING AGGREGATE PRINCIPAL
                                VALUE OF THE ASSETS HELD AT THE END OF EACH QUARTER WHICH WERE PURCHASED UNDER THIS
                                AGREEMENT.

                                AUL HAS ENTERED INTO AN AGREEMENT WHEREBY IBBOTSON ASSOCIATES ASSISTS IN PROVIDING ADVICE TO
                                PLAN SPONSORS REGARDING THE INVESTMENT OPTIONS TO BE INCLUDED IN THE PLAN. IBBOTSON REVIEWS
                                THE INVESTMENT OPTIONS ON THE AUL PLATFORM AND PROVIDES QUALITATIVE DATA ON THE INVESTMENT
                                OPTION IN ORDER FOR A PREFERRED LIST OF OPTIONS TO BE CREATED FOR PLAN SPONSORS TO CHOOSE
                                FROM FOR THEIR PARTICIPANTS. AUL WILL CHARGE A MAXIMUM FEE OF $2,000, DEPENDING ON PLAN
                                ASSETS. AUL PAYS IBBOTSON A FLAT FEE OF $145,000 PER YEAR FOR THE SERVICE.

                                PARTICIPANTS IN GROUP VARIABLE ANNUITIES MAY RECEIVE INVESTMENT ADVICE FROM A THIRD PARTY
                                INVESTMENT ADVICE PROVIDER. THERE IS NO COST TO THE PARTICIPANT WHEN USING THE BASIC
                                INVESTMENT ADVICE SERVICE. AUL MAY ALSO ASSESS AN ACCOUNT MANAGEMENT FEE DIRECTLY AGAINST THE
                                ACCOUNT OF EACH PARTICIPANT WHO UTILIZES THE MORE DETAILED, HANDS-ON MANAGED ACCOUNTS
                                SERVICE. THE FEE FOR THE MANAGED ACCOUNT SERVICES IS A MAXIMUM OF ONE PERCENT OF THE TOTAL
                                ACCOUNT VALUE, PAID IN 0.25 PERCENT QUARTERLY INSTALLMENTS. AUL MAY FORWARD A PORTION OF THE
                                FEE TO THE INVESTMENT ADVICE PROVIDER AND TO THE BROKER AS A FINDER'S FEE.

                                PORTFOLIO OPTIMIZATION PROGRAM (THE "PROGRAM")

                                AUL OFFERS, THROUGH SOME VARIABLE ANNUITY AND VARIABLE LIFE CONTRACTS, ASSET ALLOCATION
                                PROGRAMS THAT MAY CONSTITUTE THE PROVISION OF INVESTMENT ADVICE UNDER SEC RULES.

                                UNDER THESE PROGRAMS, AUL HAS CONTRACTED WITH IBBOTSON ASSOCIATES TO DEVELOP SEVERAL ASSET
                                ALLOCATIONS MODELS, EACH BASED ON DIFFERENT PROFILES OF AN INVESTOR'S WILLINGNESS TO ACCEPT
                                INVESTMENT RISK. IF THE CLIENT DECIDES TO SUBSCRIBE TO THE PROGRAM, INITIAL PREMIUMS OR
                                VARIABLE ACCOUNT VALUE, AS APPLICABLE, WILL BE ALLOCATED TO THE INVESTMENT OPTIONS ACCORDING
                                TO THE MODEL SELECTED. SUBSEQUENT PREMIUM PAYMENTS, IF ALLOWED UNDER THE CONTRACT, WILL ALSO
                                BE ALLOCATED ACCORDINGLY.

                                AUL WILL SERVE AS THE INVESTMENT ADVISOR FOR THE PROGRAM, WITH ALL ASSOCIATED FIDUCIARY
                                RESPONSIBILITIES, SOLELY FOR PURPOSES OF DEVELOPMENT OF THE PORTFOLIO OPTIMIZATION MODELS AND
                                PERIODIC UPDATES OF THE MODELS. EACH MODEL IS EVALUATED ANNUALLY TO ASSESS WHETHER THE
                                COMBINATION OF INVESTMENT OPTIONS WITHIN THE MODEL SHOULD BE CHANGED TO BETTER OPTIMIZE THE
                                POTENTIAL RETURN FOR THE LEVEL OF RISK TOLERANCE INTENDED FOR THE MODEL. AS A RESULT OF THE
                                PERIODIC ANALYSIS, EACH MODEL MAY CHANGE AND INVESTMENT OPTIONS MAY BE DELETED FROM A MODEL.

                                WHEN AUL UPDATES THE MODELS, IT WILL SEND WRITTEN NOTICE OF THE UPDATED MODELS AT LEAST
                                THIRTY (30) DAYS IN ADVANCE OF THE DATE IT INTENDS THE UPDATED VERSION OF THE MODEL TO BE
                                EFFECTIVE. IF THE CLIENT TAKES NO ACTION, THE VARIABLE ACCOUNT VALUE (OR SUBSEQUENT PREMIUMS,
                                IF APPLICABLE) WILL BE REALLOCATED IN ACCORDANCE WITH THE UPDATED MODEL AUTOMATICALLY.
-----------------------------------------------------------------------------------------------------------------------------

                 (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH EXECUTION PAGE (PAGE 1).

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 1.A (CONTINUED)              IF THE CLIENT DOES NOT WISH TO ACCEPT THE CHANGES TO THE SELECTED MODEL, THE CLIENT CAN
                                CHANGE TO A DIFFERENT MODEL OR WITHDRAW FROM THE PROGRAM BY PROVIDING NOTICE TO AUL. SOME
                                OF THE RIDERS AVAILABLE UNDER THE CONTRACT REQUIRE THE CLIENT TO PARTICIPATE IN AN ASSET
                                ALLOCATION SERVICE. IF THE CLIENT PURCHASES ANY OF THESE RIDERS, SUCH RIDERS WILL TERMINATE
                                IF THE CLIENT WITHDRAWS FROM PORTFOLIO OPTIMIZATION OR ALLOCATES ANY PORTION OF THE
                                CLIENT'S SUBSEQUENT PREMIUMS OR ACCOUNT VALUE TO AN INVESTMENT OPTION THAT IS NOT CURRENTLY
                                INCLUDED IN A MODEL (AS FULLY DESCRIBED IN EACH RIDER.)

                                IN CONSIDERATION OF THE SERVICES PROVIDED, AUL PAYS IBBOTSON A FEE THAT IS BASED UPON THE
                                ASSETS UNDER MANAGEMENT IN THE PROGRAM.

II 5.                           IN GENERAL, THE APPLICANT REQUIRES ALL INDIVIDUALS INVOLVED IN DETERMINING OR GIVING
                                INVESTMENT ADVICE HAVE A COLLEGE DEGREE AND APPROXIMATELY 2-3 YEARS OF BUSINESS EXPERIENCE.

II 6.                           * OF APPLICANT

                                KENT ADAMS, CFA
                                DOB: 03/11/48
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                                VICE PRESIDENT, FIXED INCOME SECURITIES *01/1992 TO PRESENT

                                MICHAEL I. BULLOCK, CFA
                                DOB: 07/26/62
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY & BUTLER UNIVERSITY
                                VICE PRESIDENT, PRIVATE PLACEMENTS *11/2004 TO PRESENT
                                ASST. VICE PRESIDENT, MORTGAGE-BACKED SECURITIES *11/2000 TO 11/2004

                                J. SCOTT DAVISON, ChFC
                                DOB: 01/31/64
                                EDUCATION: GRADUATE OF MIDDLEBURY COLLEGE
                                CHIEF FINANCIAL OFFICER *06/2004 TO PRESENT
                                SENIOR VICE PRESIDENT, STRATEGIC PLANNING AND CORPORATE DEVELOPMENT *07/2002 TO
                                06/2004

                                RICHARD M. ELLERY
                                DOB: 07/25/71
                                EDUCATION: GRADUATE OF PURDUE UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                                INVESTMENT ADVISOR CHIEF COMPLIANCE OFFICER *06/2007 TO PRESENT
                                ASSOCIATE GENERAL COUNSEL *01/2007 TO PRESENT
                                ASSISTANT GENERAL COUNSEL *05/2004 TO 01/2007
                                SENIOR COUNSEL *11/2001 TO 05/2004

                                ROBERT E. FERGUSON
                                DOB: 03/31/57
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY & INDIANA UNIVERSITY SCHOOL OF LAW
                                DEPUTY COUNSEL *8/06/2006 TO PRESENT
                                ASSOCIATE GENERAL COUNSEL *08/2004 TO 08/2006
                                ASSISTANT GENERAL COUNSEL *12/1995 TO 08/2004
-----------------------------------------------------------------------------------------------------------------------------

                 (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH EXECUTION PAGE (PAGE 1).

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 6. (CONTINUED)               STEVEN T. HOLLAND
                                DOB: 10/10/58
                                EDUCATION: GRADUATE OF MIAMI UNIVERSITY & INDIANA UNIVERSITY
                                VICE PRESIDENT, MORTGAGE LOANS *06/1997 TO PRESENT

                                KATHRYN E. HUDSPETH, CFA
                                DOB: 05/09/59
                                EDUCATION: GRADUATE OF INDIANA WESLEYAN & BALL STATE UNIVERSITY
                                VICE PRESIDENT, EQUITIES *11/1994 TO PRESENT

                                ERIK LEIGHTON
                                DOB: 11/24/71
                                EDUCATION: GRADUATE OF DEPAUW UNIVERSITY & BUTLER UNIVERSITY
                                ASST. EQUITY PORTFOLIO MANAGER *07/2006 TO PRESENT
                                SENIOR RESEARCH ANALYST *10/2003 TO 07/2006
                                INVESTMENT RESEARCH ANALYST *08/2001 TO 10/2003

                                CONSTANCE E. LUND
                                DOB: 07/11/1953
                                EDUCATION: GRADUATE OF INDIANA STATE UNIVERSITY
                                Sr. VICE PRESIDENT, CORPORATE FINANCE *01/2000 TO PRESENT
                                VICE PRESIDENT, CORPORATE FINANCE *06/1999 TO 01/2000

                                JOHN C. MASON, CFA
                                DOB: 08/23/64
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                                VICE PRESIDENT, MARKETABLE CORPORATE BONDS *05/2003 TO PRESENT
                                ASST. VICE PRESIDENT, MARKETABLE CORPORATE BONDS *08/1998 TO 04/2003

                                BRIAN MATTHEWS, CFA
                                DOB: 12/23/1974
                                EDUCATION: GRADUATE OF COLORADO UNIVERSITY AND THE UNIVERSITY OF MINNESOTA
                                RESEARCH ANALYST *12/2008 TO PRESENT
                                CREDIT ANALYST & PRIVATE PLACEMENT ASSOCIATE, ING 05/2005-09/2008
                                ANALYST, DEEPHAVEN CAPITAL MANAGEMENT 05/2004 TO 08/2004
                                MBA STUDIES 2003-2005
                                US PEACE CORPS 2000-2002
                                PROJECT MANAGER, SERVICE METRICS 05/1999-11/2000

                                DAVID C. MCCONAHA, CFA
                                DOB: 06/04/1976
                                EDUCATION: GRADUATE OF BALL STATE UNIVERSITY & INDIANA UNIVERSITY
                                RESEARCH ANALYST * 07/2006 TO PRESENT
                                FINANCIAL ANALYST 07/2004 TO 07/2006 MAGELLAN HEALTH SERVICES
                                REGISTERED REPRESENTATIVE, CHARLES SCHWAB 06/1998 TO 06/2004

                                G. DAVID SAPP, CFA
                                DOB: 12/03/46
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                                Sr. VICE PRESIDENT INVESTMENTS *01/1992 TO PRESENT
-----------------------------------------------------------------------------------------------------------------------------

                 (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH EXECUTION PAGE (PAGE 1).

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 6. (CONTINUED)               MARK A. SCHMAHL, CFA
                                DOB: 08/01/72
                                EDUCATION: GRADUATE OF INDIANA UNIVERSITY
                                RESEARCH ANALYST *06/2007 TO PRESENT
                                VICE PRESIDENT, CAPITAL MARKETS UNDERWRITER, FIFTH THIRD BANK 08/2003 TO 06/2007

                                DAVID WEISENBURGER, CFA
                                DOB: 08/10/65
                                EDUCATION: GRADUATE OF UNIVERSITY OF CINCINNATI
                                VICE PRESIDENT, FIXED INCOME SECURITIES *12/2008 TO PRESENT
                                ASST. VICE PRESIDENT, FIXED INCOME SECURITIES *09/2007 TO 12/2008
                                ASST. VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, OHIO CASUALTY 04/2006 TO 09/2007
                                MANAGING DIRECTOR, FIXED INCOMES AND DERIVATIVES, SUMMIT INVESTMENT PARTNERS 07/1996
                                TO 04/2006

                                MARK A. WILKERSON
                                DOB: 01/19/1952
                                EDUCATION: GRADUATE OF ARKANSAS TECH UNIVERSITY
                                Sr. VICE PRESIDENT, INDIVIDUAL OPERATIONS *03/2007 TO PRESENT
                                Sr. VICE PRESIDENT & CHIEF MARKETING OFFICER, COLUMBUS LIFE INSURANCE
                                COMPANY/WESTERN & SOUTHERN FINANCIAL GROUP 03/1989 TO 03/2008

II 7.(A)(B)(C)                  AUL IS A STOCK LIFE INSURANCE COMPANY EXISTING UNDER THE LAWS OF THE STATE OF INDIANA.
                                AUL PRIMARILY CONDUCTS A CONVENTIONAL LIFE INSURANCE, HEALTH INSURANCE, ANNUITY
                                BUSINESS AND REINSURANCE. APPLICANT SPENDS APPROXIMATELY 90 PERCENT OF ITS TIME
                                CONDUCTING THESE ACTIVITIES.

                                SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

                                THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE ONEAMERICA
                                PORTFOLIOS. ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT
                                RESTRICTIONS. NEITHER THE INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE
                                CHANGED WITHOUT A MAJORITY VOTE OF THE SHAREHOLDERS OF THE AFFECTED PORTFOLIO WITH THE
                                EXCEPTION OF THE SOCIALLY RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER
                                APPROVAL. THE APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT
                                CONSENT, THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT
                                OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

                                IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A
                                PORTFOLIO TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE
                                COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE
                                TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE
                                BROKER-DEALER INVOLVED, THE QUALITY OF THE SERVICE, THE DIFFICULTY OF EXECUTION, THE
                                OPERATIONAL FACILITIES OF THE FIRMS INVOLVED, AND THE FIRMS RISK IN POSITIONING A BLOCK OF
                                SECURITIES. IN EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES
                                THAN THE LOWEST AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF
                                THE VALUE OF THE BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING
                                THE TRANSACTION.

II 8.C(1)                       ONEAMERICA SECURITIES, INC., A REGISTERED BROKER-DEALER AND REGISTERED INVESTMENT ADVISOR
                                LOCATED AT ONE AMERICAN SQUARE, INDIANAPOLIS, IN 46206 IS A WHOLLY OWNED SUBSIDIARY OF AUL
                                AND IS THE DISTRIBUTOR OF ALL REGISTERED PRODUCTS OFFERED BY AUL.
-----------------------------------------------------------------------------------------------------------------------------

                 (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH EXECUTION PAGE (PAGE 1).

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 8.C(2)                       SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 8.C(3)                       SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 8.C(9)                       SEE ANSWER PROVIDED IN II 1.A OF THIS SCHEDULE F.

II 9.                           THE CODE OF ETHICS HAS BEEN DRAFTED BY THE ADVISOR AND ADOPTED BY THE INVESTMENT
                                COMMITTEE OF THE ADVISOR AND ONEAMERICA FUNDS, INC.

                                IF ANY CLIENT OR PROSPECTIVE CLIENT REQUESTS A COPY OF THE CODE OF ETHICS, A COPY WILL BE
                                DISTRIBUTED TO THEM.

II 9.E                          SOME EQUITY SECURITIES CONSIDERED FOR INVESTMENT BY THE ADVISOR MAY ALSO BE APPROPRIATE
                                FOR THE ADVISOR'S GENERAL ACCOUNT AS WELL AS FOR OTHER ACCOUNTS SERVED BY THE ADVISOR. IF A
                                PURCHASE OR SALE OF EQUITY SECURITIES CONSISTENT WITH THE INVESTMENT POLICIES OF A PORTFOLIO
                                AND ONE OR MORE OF THESE ACCOUNTS SERVED BY THE ADVISOR IS CONSIDERED AT OR ABOUT THE
                                SAME TIME, IT IS THE POLICY OF THE ADVISOR TO AGGREGATE THE TRADES IN ORDER TO ASSIST WITH
                                ITS OBLIGATIONS TO SEEK BEST EXECUTION FOR ITS CLIENTS.

                                IT IS ALSO THE POLICY OF THE ADVISOR NOT TO FAVOR ANY ONE ACCOUNT OR PORTFOLIO OVER ANOTHER
                                IN THE EVENT THAT SECURITY TRADES ARE AGGREGATED. ANY PURCHASE OR SALE ORDERS EXECUTED
                                CONTEMPORANEOUSLY ARE ALLOCATED AT THE AVERAGE PRICE AND AS NEARLY AS PRACTICABLE ON A
                                PRO RATA BASIS IN PROPORTION TO THE AMOUNTS DESIRED TO BE PURCHASED OR SOLD BY EACH ACCOUNT
                                OR PORTFOLIO. HOWEVER, ADDITIONAL FACTORS WILL ALSO BE TAKEN INTO CONSIDERATION WHEN
                                DETERMINING PROPER SHARE ALLOCATION, SO THAT THE FINAL ALLOCATION MAY NOT BE BASED SOLELY
                                ON A PRO RATA CALCULATION. THESE FACTORS INCLUDE BUT ARE NOT LIMITED TO, THE FOLLOWING:

                                           1)  PERCENTAGE OF THE TRADE EXECUTED

                                           2)  TOTAL NUMBER OF SHARES TRADED

                                           3)  CASH FLOW ISSUES FOR EACH PORTFOLIO

                                           4)  EQUITY ALLOCATION FOR EACH PORTFOLIO PRIOR TO TRADE EXECUTION

                                           5)  TARGETED STOCK ALLOCATION FOR EACH PORTFOLIO PRIOR TO TRADE EXECUTION

                                WHILE IT IS CONCEIVABLE THAT IN CERTAIN INSTANCES THESE PROCEDURES COULD ADVERSELY AFFECT
                                THE PRICE OR NUMBER OF SHARES INVOLVED IN A PARTICULAR PORTFOLIO TRANSACTION, IT IS BELIEVED
                                THAT THESE PROCEDURES GENERALLY CONTRIBUTE TO BETTER OVERALL EXECUTION.

                                THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.
                                ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE
                                INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A MAJORITY
                                VOTE OF THE SHAREHOLDERS OF THE AFFECTIVE PORTFOLIO, WITH THE EXCEPTION OF THE ONEAMERICA
                                SOCIALLY RESPONSIVE PORTFOLIO. THE APPLICANT HAS THE AUTHORITY TO DETERMINE, WITHOUT
                                OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF SECURITIES TO BE BOUGHT OR SOLD,
                                PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT RESTRICTIONS ARE FOLLOWED.

                                IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A
                                PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE
                                COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY,
                                THE TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE
                                BROKER-DEALER INVOLVED, THE QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL
-----------------------------------------------------------------------------------------------------------------------------

                 (COMPLETE AMENDED PAGES IN FULL, CIRCLE AMENDED ITEMS AND FILE WITH EXECUTION PAGE (PAGE 1).

-----------------------------------------------------------------------------------------------------------------------------
SCHEDULE F OF
FORM ADV
CONTINUATION SHEET FOR             Applicant:                                    SEC File Number:          Date:
FORM ADV PART II
-----------------------------------------------------------------------------------------------------------------------------
                                   AMERICAN UNITED LIFE INSURANCE COMPANY        801 - 8074                03/17/2009
-----------------------------------------------------------------------------------------------------------------------------
               (Do not use this Schedule as a continuation sheet for Form ADV Part I or any other schedules.)
-----------------------------------------------------------------------------------------------------------------------------

 ITEM OF FORM
  (IDENTIFY)                                                              ANSWER
-----------------------------------------------------------------------------------------------------------------------------
II 9.E (CONTINUED)              FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                                EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES THAN THE LOWEST
                                AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF THE
                                BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION.
                                THE ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON WHOSE BEHALF THE
                                RESEARCH WAS ACTUALLY EARNED.

II 12.A (1) & (2)               THE BOARD OF DIRECTORS HAS ADOPTED INVESTMENT OBJECTIVES FOR EACH OF THE PORTFOLIOS.
                                ADDITIONALLY, THE PORTFOLIOS ARE SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS. NEITHER THE
                                INVESTMENT OBJECTIVES NOR THE INVESTMENT RESTRICTIONS MAY BE CHANGED WITHOUT A MAJORITY
                                VOTE OF THE SHAREHOLDERS OF THE AFFECTIVE PORTFOLIO, WITH THE EXCEPTION OF THE SOCIALLY
                                RESPONSIVE PORTFOLIO WHICH DOES NOT REQUIRE SHAREHOLDER APPROVAL. THE APPLICANT HAS THE
                                AUTHORITY TO DETERMINE, WITHOUT OBTAINING SPECIFIC CLIENT CONSENT, THE AMOUNT AND TYPE OF
                                SECURITIES TO BE BOUGHT OR SOLD, PROVIDED THAT THE INVESTMENT OBJECTIVES AND INVESTMENT
                                RESTRICTIONS ARE FOLLOWED.

II 12.A (3) & (4)               IN EXECUTING TRANSACTIONS, THE ADVISOR WILL ATTEMPT TO OBTAIN THE BEST EXECUTION FOR A
                                PORTFOLIO, TAKING INTO ACCOUNT SUCH FACTORS AS PRICE (INCLUDING THE APPLICABLE BROKERAGE
                                COMMISSION OR DOLLAR SPREAD), SIZE OF ORDER, THE NATURE OF THE MARKET FOR THE SECURITY, THE
                                TIMING OF THE TRANSACTION, THE REPUTATION, EXPERIENCE AND FINANCIAL STABILITY OF THE
                                BROKER-DEALER INVOLVED, THE QUALITY OF SERVICE, THE DIFFICULTY OF EXECUTION, THE OPERATIONAL
                                FACILITIES OF THE FIRMS INVOLVED AND THE FIRMS RISK IN POSITIONING A BLOCK OF SECURITIES. IN
                                EFFECTING PURCHASES AND SALES, THE ADVISOR MAY PAY HIGHER COMMISSION RATES THAN THE LOWEST
                                AVAILABLE WHEN THE ADVISOR BELIEVES IT IS REASONABLE TO DO SO IN LIGHT OF THE VALUE OF THE
                                BROKERAGE AND RESEARCH SERVICES PROVIDED BY THE BROKER-DEALER EFFECTING THE TRANSACTION. THE
                                ADVISOR MAY USE RESEARCH SERVICES FOR CLIENTS OTHER THAN THE CLIENT ON WHOSE BEHALF THE
                                RESEARCH WAS ACTUALLY EARNED.
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                (Complete amended pages in full, circle amended items and file with execution page (page 1).
-----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  No dealer, salesman or any other person is authorized by the Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

  The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, the Owner should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information please call 1-800-863-9354 or write to AUL at One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127.

  The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about AUL and the Contract. Information about AUL and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

  The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

  Investment Company Act of 1940 Registration File No. 811-8311

--------------------------------------------------------------------------------

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

                                     SOLD BY

                                 AMERICAN UNITED

                            LIFE INSURANCE COMPANY(R)

                       ONE AMERICAN SQUARE, P.O. BOX 7127

                           INDIANAPOLIS, INDIANA 46282

                                   PROSPECTUS

                               DATED: MAY 1, 2009

--------------------------------------------------------------------------------

This prospectus must be preceded or accompanied by current prospectuses for the underlying investment options. Please read this prospectus carefully before you invest or send money. Variable annuities issued by American United Life Insurance Company(R) (AUL) are distributed by OneAmerica(R) Securities, Inc. member FINRA, SIPC, a wholly-owned subsidiary of AUL.

[LOGO OF ONEAMERICA]
   ONEAMERICA(R)

American United Life Insurance Company(R) a ONEAMERICA(R) company
One American Square, P.O. Box 368
Indianapolis, IN 46206-0368

(C) 2009 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.

                                                                 3-14336  5/1/09

                     STATEMENT OF ADDITIONAL INFORMATION FOR


                     AUL INDIVIDUAL VARIABLE LIFE UNIT TRUST

                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                            ONEAMERICA(R) FUNDS, INC.


                                DATED MAY 1, 2009


                                  SPONSORED BY:

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)

             [LOGO OF ONEAMERICA] A ONEAMERICA(R) FINANCIAL PARTNER

                           ONEAMERICA(R) P.O. BOX 7127

                        INDIANAPOLIS, INDIANA 46206-7127
                       1-800-537-6442 - www.oneamerica.com

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2009


                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE


                                     SOLD BY


                     AMERICAN UNITED LIFE INSURANCE COMPANY(R)

                         ONE AMERICAN SQUARE, P.O. BOX 7127


                          INDIANAPOLIS, INDIANA 46206-7127

                        1-800-537-6442 - www.oneamerica.com



This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the Flexible Premium Adjustable Variable Life policies dated May 1, 2009.


A Prospectus is available without charge by calling the number listed above or by writing to the address listed above.

                     TABLE OF CONTENTS




Description                                          Page


GENERAL INFORMATION AND HISTORY ...................     3
DISTRIBUTION OF CONTRACTS .........................     3
CUSTODY OF ASSETS .................................     3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM .....     3
FINANCIAL STATEMENTS ..............................     3


                         GENERAL INFORMATION AND HISTORY


For a general description of AUL and AUL American Individual Variable Life Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.


                            DISTRIBUTION OF CONTRACTS


OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable life contracts (the "Contracts") described in the Prospectus and in this statement of Additional Information. It's principal business address is the same as the Depositor's. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.


AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable life contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").

OneAmerica Securities serves as the Principal Underwriter without compensation from the Variable Account.


                                CUSTODY OF ASSETS


The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds offered hereunder.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated balance sheets for OneAmerica Financial Partners, Inc. at December 31, 2008 and 2007 and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income and statements of cash flows for the years then ended December 31, 2008, December 31, 2007 and December 31, 2006, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.


                              FINANCIAL STATEMENTS
                          FINANCIALS OF THE REGISTRANT


The financial statements of the AUL American Individual Variable Life Unit Trust
as  of  December  31,  2008  are  included  in  this   Statement  of  Additional
Information.


A MESSAGE FROM
THE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)

TO PARTICIPANTS IN AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

Most investors gave a sigh of relief as we closed the books on 2008, a year that was extremely challenging with respect to investment performance. Global equity markets were buffeted by the mortgage debacle, high profile financial failures and forced buyouts, an unprecedented credit crisis, the need for successive bailout and rescue maneuvers, and the onset of a deep and prolonged recession.

Sadly, the current devastating bear market will be remembered in the history books for its severity and volatility. The Dow Jones Industrial Average (DJIA) declined 33.8 percent last year on a principal basis, its weakest return since 1931. The price level of the Standard & Poor's 500 Index (S&P 500) slid 38.5 percent, its worse year since 1937. The S&P 500 also fell 51.9 percent from its peak on October 9, 2007 to its recent low on November 20, 2008, making it the worst bear market during the post-World War II era.

The fixed income market also came under intense pressure during the year due to the devastating impact of the credit crisis. Credit spreads (the incremental yield versus U.S. Treasuries) widened materially throughout all of 2008 with the most dramatic widening occurring late in the third quarter and into the fourth quarter. For the year, corporate bonds generated negative excess returns (returns in excess of similar maturity U.S. Treasuries) of 19.9 percent. The only "safe haven" during 2008 was the Treasury market, as a result of a pronounced increase in risk aversion.

As we move into 2009, we expect a continuation of the extreme volatility that existed last year. Corporate profits are expected to slow and earnings will disappoint. In all likelihood, "financial company issues" are not fully behind us, and we expect to see continued headlines of asset write-downs and other earnings challenges. However, the precipitous declines in the equity and fixed income credit markets are now offering unique opportunities. An improved outlook for the financial markets is dependent on an economic recovery during the second half of 2009 and a reduction of the risk aversion that has plagued our marketplace. If these events fail to materialize, any market improvement, especially in the equity market, would likely be pushed out to 2010.

As this extended period of market uncertainty continues, we will maintain our rock-solid focus on the vision, values and goals that have kept our company strong. We appreciate your continued investment and confidence.


                                /s/ Dayton H. Molendorp
                                Dayton H. Molendorp, CLU
                                Chairman, President & Chief Executive Officer of American United Life Insurance Company(R)
Indianapolis, Indiana
February 28, 2009

           Report of Independent Registered Public Accounting Firm

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Individual Variable Life Unit Trust (the "Trust") at December 31, 2008, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2008 by correspondence with the underlying mutual funds, provide a reasonable basis for our opinion.



/s/PricewaterhouseCoopers LLP

Indianapolis, Indiana
April 10, 2009


                AUL American Individual Variable Life Unit Trust
                                OneAmerica Funds
                                      Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    7,181,847    $   12,019,775           506,335
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    7,181,847
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    7,181,847         963,042      $         7.46
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      220,080
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                          220,080
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              296,207
   Realized gain distributions                                           418,362
   Net change in unrealized appreciation (depreciation)               (5,236,074)
                                                                  --------------
   Net gain (loss)                                                    (4,521,505)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (4,301,425)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    220,080    $    194,559
   Net realized gain (loss)                              296,207         442,128
   Realized gain distributions                           418,362         777,946
   Net change in unrealized appreciation
      (depreciation)                                  (5,236,074)     (1,019,456)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (4,301,425)        395,177
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,658,215       2,526,291
   Cost of units redeemed                             (2,040,606)     (1,712,973)
   Account charges                                      (588,567)       (675,284)
                                                    ------------    ------------
   Increase (decrease)                                  (970,958)        138,034
                                                    ------------    ------------
Net increase (decrease)                               (5,272,383)        533,211
Net assets, beginning                                 12,454,230      11,921,019
                                                    ------------    ------------
Net assets, ending                                  $  7,181,847    $ 12,454,230
                                                    ============    ============

Units sold                                               174,342         225,112
Units redeemed                                          (264,414)       (215,796)
                                                    ------------    ------------
Net increase (decrease)                                  (90,072)          9,316
Units outstanding, beginning                           1,053,114       1,043,798
                                                    ------------    ------------
Units outstanding, ending                                963,042       1,053,114
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 18,995,606
Cost of units redeemed                                                (8,821,494)
Account charges                                                       (3,320,975)
Net investment income (loss)                                             926,693
Net realized gain (loss)                                               1,324,515
Realized gain distributions                                            2,915,430
Net change in unrealized appreciation (depreciation)                  (4,837,928)
                                                                    ------------
                                                                    $  7,181,847
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     7.46              963      $    7,182               N/A             -36.9%
12/31/07              11.83            1,053          12,454               N/A               3.6%
12/31/06              11.42            1,044          11,921               N/A              13.5%
12/31/05              10.06              948           9,541               N/A               9.9%
12/31/04               9.15              862           7,885               N/A              14.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        2.2%
12/31/07        1.6%
12/31/06        1.5%
12/31/05        1.2%
12/31/04        0.9%

                AUL American Individual Variable Life Unit Trust
                                OneAmerica Funds
                                  Money Market

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    6,637,975    $    6,638,704         6,638,704
Receivables: investments sold                    729    ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    6,638,704
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    6,638,704         4,734,772    $         1.40
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      106,639
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                          106,639
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $      106,639
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    106,639    $    203,482
   Net realized gain (loss)                                  -               -
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                         -               -
                                                    ------------    ------------
Increase (decrease) in net assets from operations        106,639         203,482
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            8,195,402       7,589,840
   Cost of units redeemed                             (5,626,477)     (7,662,144)
   Account charges                                      (310,393)       (245,006)
                                                    ------------    ------------
   Increase (decrease)                                 2,258,532        (317,310)
                                                    ------------    ------------
Net increase (decrease)                                2,365,171        (113,828)
Net assets, beginning                                  4,273,533       4,387,361
                                                    ------------    ------------
Net assets, ending                                  $  6,638,704    $  4,273,533
                                                    ============    ============

Units sold                                             6,099,351       5,749,331
Units redeemed                                        (4,478,099)     (5,957,229)
                                                    ------------    ------------
Net increase (decrease)                                1,621,252        (207,898)
Units outstanding, beginning                           3,113,520       3,321,418
                                                    ------------    ------------
Units outstanding, ending                              4,734,772       3,113,520
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 60,161,380
Cost of units redeemed                                               (52,102,072)
Account charges                                                       (2,173,176)
Net investment income (loss)                                             752,572
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $  6,638,704
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     1.40            4,735      $    6,639               N/A               2.2%
12/31/07               1.37            3,114           4,274               N/A               4.6%
12/31/06               1.31            3,350           4,387               N/A               4.8%
12/31/05               1.25            2,416           3,020               N/A               2.5%
12/31/04               1.22            2,584           3,152               N/A               0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        2.0%
12/31/07        4.7%
12/31/06        4.5%
12/31/05        2.7%
12/31/04        0.9%

                AUL American Individual Variable Life Unit Trust
                                OneAmerica Funds
                              Investment Grade Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    5,357,863    $    5,766,953           525,539
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    5,357,863
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    5,357,863           653,190    $         8.20
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      291,198
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                          291,198
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (26,998)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (404,062)
                                                                  --------------
   Net gain (loss)                                                      (431,060)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (139,862)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    291,198    $    258,762
   Net realized gain (loss)                              (26,998)         (1,365)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                    (404,062)         60,414
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (139,862)        317,811
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,376,325       1,931,053
   Cost of units redeemed                             (1,083,797)       (515,837)
   Account charges                                      (312,832)       (241,718)
                                                    ------------    ------------
   Increase (decrease)                                   (20,304)      1,173,498
                                                    ------------    ------------
Net increase (decrease)                                 (160,166)      1,491,309
Net assets, beginning                                  5,518,029       4,026,720
                                                    ------------    ------------
Net assets, ending                                  $  5,357,863    $  5,518,029
                                                    ============    ============
Units sold                                               163,740         248,647
Units redeemed                                          (176,847)        (99,561)
                                                    ------------    ------------
Net increase (decrease)                                  (13,107)        149,086
Units outstanding, beginning                             666,297         517,211
                                                    ------------    ------------
Units outstanding, ending                                653,190         666,297
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 12,872,458
Cost of units redeemed                                                (6,949,928)
Account charges                                                       (1,612,851)
Net investment income (loss)                                           1,424,730
Net realized gain (loss)                                                  30,047
Realized gain distributions                                                2,497
Net change in unrealized appreciation (depreciation)                    (409,090)
                                                                    ------------
                                                                    $  5,357,863
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     8.20              653      $    5,358               N/A              -1.0%
12/31/07               8.28              666           5,518               N/A               6.4%
12/31/06               7.78              517           4,027               N/A               3.8%
12/31/05               7.50              544           4,083               N/A               2.2%
12/31/04               7.34              518           3,803               N/A               4.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        5.4%
12/31/07        5.5%
12/31/06        5.1%
12/31/05        4.1%
12/31/04        3.6%

                AUL American Individual Variable Life Unit Trust
                                OneAmerica Funds
                                 Asset Director

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    6,882,153    $    9,313,283           532,230
Receivables: investments sold                  1,177    ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    6,883,330
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    6,883,330           834,197    $         8.25
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      281,545
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                          281,545
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              179,506
   Realized gain distributions                                           161,779
   Net change in unrealized appreciation (depreciation)               (2,999,978)
                                                                  --------------
   Net gain (loss)                                                    (2,658,693)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,377,148)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    281,545    $    248,628
   Net realized gain (loss)                              179,506         399,364
   Realized gain distributions                           161,779         306,044
   Net change in unrealized appreciation
      (depreciation)                                  (2,999,978)       (451,109)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (2,377,148)        502,927
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,092,394       1,349,021
   Cost of units redeemed                             (1,356,310)     (1,308,377)
   Account charges                                      (455,860)       (511,354)
                                                    ------------    ------------
   Increase (decrease)                                  (719,776)       (470,710)
                                                    ------------    ------------
Net increase (decrease)                               (3,096,924)         32,217
Net assets, beginning                                  9,980,254       9,948,037
                                                    ------------    ------------
Net assets, ending                                  $  6,883,330    $  9,980,254
                                                    ============    ============
Units sold                                               116,799         146,294
Units redeemed                                          (184,458)       (188,825)
                                                    ------------    ------------
Net increase (decrease)                                  (67,659)        (42,531)
Units outstanding, beginning                             901,856         944,387
                                                    ------------    ------------
Units outstanding, ending                                834,197         901,856
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 15,999,223
Cost of units redeemed                                                (7,805,787)
Account charges                                                       (2,815,495)
Net investment income (loss)                                           1,259,269
Net realized gain (loss)                                               1,137,794
Realized gain distributions                                            1,538,279
Net change in unrealized appreciation (depreciation)                  (2,429,953)
                                                                    ------------
                                                                    $  6,883,330
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     8.25              834      $    6,883               N/A             -25.4%
12/31/07              11.07              902           9,980               N/A               5.1%
12/31/06              10.53              945           9,948               N/A              10.5%
12/31/05               9.53              912           8,694               N/A               7.7%
12/31/04               8.85              915           8,094               N/A              11.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        3.3%
12/31/07        2.5%
12/31/06        2.4%
12/31/05        1.8%
12/31/04        1.9%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                 VIP High Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      930,224    $    1,417,945           234,905
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------

Net assets                          $      930,224
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $      930,224           218,383    $         4.26
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $      105,859
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                 105,859
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                     (45,775)
  Realized gain distributions                                                      -
  Net change in unrealized appreciation (depreciation)                        (380,747)
                                                                        --------------
  Net gain (loss)                                                             (426,522)
                                                                        --------------
Increase (decrease) in net assets from operations                       $     (320,663)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $    105,859   $    117,316
  Net realized gain (loss)                                      (45,775)           328
  Realized gain distributions                                       -              -
  Net change in unrealized appreciation
 (depreciation)                                                (380,747)       (76,854)
                                                           ------------   ------------

Increase (decrease) in net assets from operations              (320,663)        40,790
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                      111,578        198,168
  Cost of units redeemed                                       (180,138)      (188,825)
  Account charges                                               (82,252)       (79,166)
                                                           ------------   ------------
  Increase (decrease)                                          (150,812)       (69,823)
                                                           ------------   ------------
Net increase (decrease)                                        (471,475)       (29,033)
Net assets, beginning                                         1,401,699      1,430,732
                                                           ------------   ------------
Net assets, ending                                         $    930,224   $  1,401,699
                                                           ============   ============
Units sold                                                       21,309         47,117
Units redeemed                                                  (49,778)       (59,301)
                                                           ------------   ------------
Net increase (decrease)                                         (28,469)       (12,184)
Units outstanding, beginning                                    246,852        259,036
                                                           ------------   ------------
Units outstanding, ending                                       218,383        246,852
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $  3,418,327
Cost of units redeemed                                                      (1,952,465)
Account charges                                                               (592,982)
Net investment income (loss)                                                   755,660
Net realized gain (loss)                                                      (210,595)
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                          (487,721)
                                                                          ------------
                                                                          $    930,224
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    4.26         218              $      930                N/A             -25.0%
12/31/07            5.68         247                   1,402                N/A               2.9%
12/31/06            5.52         259                   1,431                N/A              11.1%
12/31/05            4.97         303                   1,504                N/A               2.7%
12/31/04            4.84         252                   1,222                N/A               9.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               9.1%
12/31/07               8.3%
12/31/06               7.1%
12/31/05              15.2%
12/31/04               7.1%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                   VIP Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    3,202,960    $    4,176,952           136,122
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    3,202,960
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $    3,202,960           720,076    $         4.45
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $       40,996
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                  40,996
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                     213,875
  Realized gain distributions                                                      -
  Net change in unrealized appreciation (depreciation)                      (3,243,833)
                                                                        --------------
  Net gain (loss)                                                           (3,029,958)
                                                                        --------------
Increase (decrease) in net assets from operations                       $   (2,988,962)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $     40,996   $     50,314
  Net realized gain (loss)                                      213,875        138,847
  Realized gain distributions                                       -            5,463
  Net change in unrealized appreciation
 (depreciation)                                              (3,243,833)     1,270,108
                                                           ------------   ------------
Increase (decrease) in net assets from operations            (2,988,962)     1,464,732
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                      721,774        871,470
  Cost of units redeemed                                       (827,882)      (917,647)
  Account charges                                              (377,413)      (377,508)
                                                           ------------   ------------
  Increase (decrease)                                          (483,521)      (423,685)
                                                           ------------   ------------
Net increase (decrease)                                      (3,472,483)     1,041,047
Net assets, beginning                                         6,675,443      5,634,396
                                                           ------------   ------------
Net assets, ending                                         $  3,202,960   $  6,675,443
                                                           ============   ============
Units sold                                                      115,532        133,843
Units redeemed                                                 (188,351)      (190,630)
                                                           ------------   ------------
Net increase (decrease)                                         (72,819)       (56,787)
Units outstanding, beginning                                    792,895        849,682
                                                           ------------   ------------
Units outstanding, ending                                       720,076        792,895
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 17,500,954
Cost of units redeemed                                                      (8,579,364)
Account charges                                                             (3,894,136)
Net investment income (loss)                                                   463,616
Net realized gain (loss)                                                    (1,589,154)
Realized gain distributions                                                    275,036
Net change in unrealized appreciation (depreciation)                          (973,992)
                                                                          ------------
                                                                          $  3,202,960
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    4.45         720              $    3,203                N/A             -47.2%
12/31/07            8.42         793                   6,675                N/A              27.0%
12/31/06            6.63         850                   5,634                N/A               6.8%
12/31/05            6.21         950                   5,901                N/A               5.8%
12/31/04            5.87         988                   5,797                N/A               3.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               0.8%
12/31/07               0.8%
12/31/06               0.4%
12/31/05               0.5%
12/31/04               0.2%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                  VIP Overseas

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    3,063,262    $    5,341,276           251,706
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    3,063,262
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $    3,063,262           582,001    $         5.26
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $      119,175
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                 119,175
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                     116,915
  Realized gain distributions                                                  534,659
  Net change in unrealized appreciation (depreciation)                      (3,123,675)
                                                                        --------------
  Net gain (loss)                                                           (2,472,101)
                                                                        --------------
Increase (decrease) in net assets from operations                       $   (2,352,926)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $    119,175   $    180,200
  Net realized gain (loss)                                      116,915        638,057
  Realized gain distributions                                   534,659        356,821
  Net change in unrealized appreciation
 (depreciation)                                              (3,123,675)      (303,888)
                                                           ------------   ------------
Increase (decrease) in net assets from operations            (2,352,926)       871,190
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                    1,334,615      2,052,354
  Cost of units redeemed                                     (1,164,834)    (2,179,406)
  Account charges                                              (303,590)      (311,437)
                                                           ------------   ------------
  Increase (decrease)                                          (133,809)      (438,489)
                                                           ------------   ------------
Net increase (decrease)                                      (2,486,735)       432,701
Net assets, beginning                                         5,549,997      5,117,296
                                                           ------------   ------------
Net assets, ending                                         $  3,063,262   $  5,549,997
                                                           ============   ============
Units sold                                                      189,272        257,013
Units redeemed                                                 (199,834)      (305,398)
                                                           ------------   ------------
Net increase (decrease)                                         (10,562)       (48,385)
Units outstanding, beginning                                    592,563        640,948
                                                           ------------   ------------
Units outstanding, ending                                       582,001        592,563
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 16,514,500
Cost of units redeemed                                                     (12,094,782)
Account charges                                                             (1,312,548)
Net investment income (loss)                                                   391,350
Net realized gain (loss)                                                       886,694
Realized gain distributions                                                    956,062
Net change in unrealized appreciation (depreciation)                        (2,278,014)
                                                                          ------------
                                                                          $  3,063,262
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    5.26         582              $    3,063                N/A             -43.8%
12/31/07            9.37         593                   5,550                N/A              17.4%
12/31/06            7.98         641                   5,117                N/A              18.0%
12/31/05            6.76         471                   3,184                N/A              19.0%
12/31/04            5.68         338                   1,919                N/A              13.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               2.8%
12/31/07               3.4%
12/31/06               0.7%
12/31/05               0.6%
12/31/04               0.8%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                VIP Asset Manager

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    1,562,534    $    2,130,918           151,555
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    1,562,534
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $    1,562,534           273,902    $         5.70
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $       54,356
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                  54,356
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                       6,199
  Realized gain distributions                                                  217,568
  Net change in unrealized appreciation (depreciation)                        (942,138)
                                                                        --------------
  Net gain (loss)                                                             (718,371)
                                                                        --------------
Increase (decrease) in net assets from operations                       $     (664,015)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $     54,356   $    138,936
  Net realized gain (loss)                                        6,199         39,402
  Realized gain distributions                                   217,568         63,350
  Net change in unrealized appreciation
 (depreciation)                                                (942,138)        84,235
                                                           ------------   ------------
Increase (decrease) in net assets from operations              (664,015)       325,923
                                                           ------------   ------------
Contract owner transactions:
 Proceeds from units sold                                       286,729        208,664
 Cost of units redeemed                                        (259,424)      (291,034)
 Account charges                                               (144,344)      (134,273)
                                                           ------------   ------------
 Increase (decrease)                                           (117,039)      (216,643)
                                                           ------------   ------------
Net increase (decrease)                                        (781,054)       109,280
Net assets, beginning                                         2,343,588      2,234,308
                                                           ------------   ------------
Net assets, ending                                         $  1,562,534   $  2,343,588
                                                           ============   ============
Units sold                                                       44,301         31,065
Units redeemed                                                  (63,237)       (60,694)
                                                           ------------   ------------
Net increase (decrease)                                         (18,936)       (29,629)
Units outstanding, beginning                                    292,838        322,467
                                                           ------------   ------------
Units outstanding, ending                                       273,902        292,838
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $  5,356,047
Cost of units redeemed                                                      (2,738,597)
Account charges                                                             (1,196,541)
Net investment income (loss)                                                   628,201
Net realized gain (loss)                                                      (218,725)
Realized gain distributions                                                    300,533
Net change in unrealized appreciation (depreciation)                          (568,384)
                                                                          ------------
                                                                          $  1,562,534
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    5.70         274              $    1,563                N/A             -28.7%
12/31/07            8.00         293                   2,344                N/A              15.5%
12/31/06            6.93         322                   2,234                N/A               7.3%
12/31/05            6.46         346                   2,232                N/A               4.0%
12/31/04            6.21         370                   2,297                N/A               5.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               2.8%
12/31/07               6.1%
12/31/06               2.7%
12/31/05               2.7%
12/31/04               2.6%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                  VIP Index 500

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    9,857,562    $   12,619,541            99,380
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    9,857,562
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $    9,857,562         2,064,213    $         4.78
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $      295,749
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                 295,749
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                      71,915
  Realized gain distributions                                                  138,305
  Net change in unrealized appreciation (depreciation)                      (6,282,847)
                                                                        --------------
  Net gain (loss)                                                           (6,072,627)
                                                                        --------------
Increase (decrease) in net assets from operations                        $  (5,776,878)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $    295,749   $    563,467
  Net realized gain (loss)                                       71,915        287,586
  Realized gain distributions                                   138,305            -
  Net change in unrealized appreciation
 (depreciation)                                              (6,282,847)       (67,496)
                                                           ------------   ------------

Increase (decrease) in net assets from operations            (5,776,878)       783,557
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                    2,346,117      2,792,368
  Cost of units redeemed                                     (1,590,254)    (1,954,068)
  Account charges                                              (815,533)      (870,735)
                                                           ------------   ------------
  Increase (decrease)                                           (59,670)       (32,435)
                                                           ------------   ------------
Net increase (decrease)                                      (5,836,548)       751,122
Net assets, beginning                                        15,694,110     14,942,988
                                                           ------------   ------------
Net assets, ending                                         $  9,857,562   $ 15,694,110
                                                           ============   ============
Units sold                                                      387,421        385,959
Units redeemed                                                 (393,734)      (394,167)
                                                           ------------   ------------
Net increase (decrease)                                          (6,313)        (8,208)
Units outstanding, beginning                                  2,070,526      2,078,734
                                                           ------------   ------------
Units outstanding, ending                                     2,064,213      2,070,526
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 31,606,031
Cost of units redeemed                                                     (14,090,247)
Account charges                                                             (6,182,205)
Net investment income (loss)                                                 1,679,049
Net realized gain (loss)                                                      (531,392)
Realized gain distributions                                                    138,305
Net change in unrealized appreciation (depreciation)                        (2,761,979)
                                                                          ------------
                                                                          $  9,857,562
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    4.78         2,064            $    9,858                N/A             -37.0%
12/31/07            7.58         2,067                15,665                N/A               5.4%
12/31/06            7.19         2,079                14,943                N/A              15.8%
12/31/05            6.21         2,028                12,596                N/A               4.7%
12/31/04            5.93         1,849                10,966                N/A              10.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               2.3%
12/31/07               3.7%
12/31/06               1.6%
12/31/05               1.7%
12/31/04               1.2%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                VIP Equity-Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    3,924,000    $    6,980,863           297,723
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    3,924,000
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $    3,924,000           797,050    $         4.92
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $      144,352
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                 144,352
                                                                        --------------

Gain (loss) on investments:
  Net realized gain (loss)                                                      (1,497)
  Realized gain distributions                                                    4,983
  Net change in unrealized appreciation (depreciation)                      (2,946,701)
                                                                        --------------
  Net gain (loss)                                                           (2,943,215)
                                                                        --------------

Increase (decrease) in net assets from operations                       $   (2,798,863)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $    144,352   $    113,004
  Net realized gain (loss)                                       (1,497)       318,529
  Realized gain distributions                                     4,983        498,370
  Net change in unrealized appreciation
 (depreciation)                                              (2,946,701)      (815,295)
                                                           ------------   ------------

Increase (decrease) in net assets from operations            (2,798,863)      114,608
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                    1,589,092      1,408,927
  Cost of units redeemed                                       (525,914)    (1,504,808)
  Account charges                                              (325,330)      (354,371)
                                                           ------------   ------------
  Increase (decrease)                                           737,848       (450,252)
                                                           ------------   ------------
Net increase (decrease)                                      (2,061,015)      (335,644)
Net assets, beginning                                         5,985,015      6,320,659
                                                           ------------   ------------
Net assets, ending                                         $  3,924,000   $  5,985,015
                                                           ============   ============
Units sold                                                      234,083        167,873
Units redeemed                                                 (134,188)      (218,238)
                                                           ------------   ------------
Net increase (decrease)                                          99,895        (50,365)
Units outstanding, beginning                                    697,155        747,520
                                                           ------------   ------------
Units outstanding, ending                                       797,050        697,155
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 11,668,648
Cost of units redeemed                                                      (4,984,884)
Account charges                                                             (2,066,897)
Net investment income (loss)                                                   765,074
Net realized gain (loss)                                                       227,613
Realized gain distributions                                                  1,371,309
Net change in unrealized appreciation (depreciation)                        (3,056,863)
                                                                          ------------
                                                                          $  3,924,000
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    4.92         797              $    3,924                N/A             -42.7%
12/31/07            8.58         697                   5,985                N/A               1.5%
12/31/06            8.46         748                   6,321                N/A              20.3%
12/31/05            7.03         677                   4,758                N/A               5.7%
12/31/04            6.65         595                   3,957                N/A              11.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               2.9%
12/31/07               1.8%
12/31/06               3.3%
12/31/05               1.5%
12/31/04               1.4%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                 VIP Contrafund(R)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    6,820,979    $   11,633,294           443,208
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    6,820,979
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $    6,820,979           984,639    $         6.93
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $       98,886
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                  98,886
                                                                        --------------

Gain (loss) on investments:
  Net realized gain (loss)                                                     175,813
  Realized gain distributions                                                  293,115
  Net change in unrealized appreciation (depreciation)                      (5,792,893)
                                                                        --------------
  Net gain (loss)                                                           (5,323,965)
                                                                        --------------
Increase (decrease) in net assets from operations                        $  (5,225,079)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $     98,886   $    116,395
  Net realized gain (loss)                                      175,813        482,336
  Realized gain distributions                                   293,115      3,105,908
  Net change in unrealized appreciation
 (depreciation)                                              (5,792,893)    (1,735,589)
                                                           ------------   ------------
Increase (decrease) in net assets from operations            (5,225,079)     1,969,050
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                    1,249,766      1,880,590
  Cost of units redeemed                                     (1,531,907)    (1,731,343)
  Account charges                                              (610,524)      (640,554)
                                                           ------------   ------------
  Increase (decrease)                                          (892,665)      (491,307)
                                                           ------------   ------------
Net increase (decrease)                                      (6,117,744)     1,477,743
Net assets, beginning                                        12,938,723     11,460,980
                                                           ------------   ------------
Net assets, ending                                         $  6,820,979   $ 12,938,723
                                                           ============   ============
Units sold                                                      139,814        177,674
Units redeemed                                                 (228,892)      (222,335)
                                                           ------------   ------------
Net increase (decrease)                                         (89,078)       (44,661)
Units outstanding, beginning                                  1,073,717      1,118,378
                                                           ------------   ------------
Units outstanding, ending                                       984,639      1,073,717
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 19,539,894
Cost of units redeemed                                                      (9,269,967)
Account charges                                                             (4,286,843)
Net investment income (loss)                                                   683,733
Net realized gain (loss)                                                       588,123
Realized gain distributions                                                  4,378,354
Net change in unrealized appreciation (depreciation)                        (4,812,315)
                                                                          ------------
                                                                          $  6,820,979
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    6.93           985              $    6,821                N/A             -42.5%
12/31/07           12.05         1,074                  12,939                N/A              17.6%
12/31/06           10.25         1,118                  11,461                N/A              11.8%
12/31/05            9.17         1,051                   9,642                N/A              17.0%
12/31/04            7.84           978                   7,666                N/A              15.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               1.0%
12/31/07               1.0%
12/31/06               1.3%
12/31/05               0.3%
12/31/04               0.3%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                VIP Money Market

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    2,095,742    $    2,095,742         2,095,742
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    2,095,742
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $    2,095,742         1,425,675    $         1.47
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $       61,840
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                  61,840
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                         -
  Realized gain distributions                                                      -
  Net change in unrealized appreciation (depreciation)                             -
                                                                        --------------
  Net gain (loss)                                                                  -
                                                                        --------------
Increase (decrease) in net assets from operations                       $       61,840
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $     61,840   $     93,510
  Net realized gain (loss)                                          -              -
  Realized gain distributions                                       -              -
  Net change in unrealized appreciation
 (depreciation)                                                     -              -
                                                           ------------   ------------
Increase (decrease) in net assets from operations                61,840         93,510
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                      545,300        514,101
  Cost of units redeemed                                       (245,724)      (392,311)
  Account charges                                              (127,566)       (91,636)
                                                           ------------   ------------
  Increase (decrease)                                           172,010         30,154
                                                           ------------   ------------
Net increase (decrease)                                         233,850        123,664
Net assets, beginning                                         1,861,892      1,738,228
                                                           ------------   ------------
Net assets, ending                                         $  2,095,742   $  1,861,892
                                                           ============   ============
Units sold                                                      382,195        384,916
Units redeemed                                                 (261,428)      (362,176)
                                                           ------------   ------------
Net increase (decrease)                                         120,767         22,740
Units outstanding, beginning                                  1,304,908      1,282,168
                                                           ------------   ------------
Units outstanding, ending                                     1,425,675      1,304,908
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $ 18,206,740
Cost of units redeemed                                                     (15,732,410)
Account charges                                                               (809,065)
Net investment income (loss)                                                   430,477
Net realized gain (loss)                                                           -
Realized gain distributions                                                        -
Net change in unrealized appreciation (depreciation)                                 0
                                                                          ------------
                                                                          $  2,095,742
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    1.47       1,426              $    2,096                N/A               3.0%
12/31/07            1.43       1,305                   1,862                N/A               5.2%
12/31/06            1.36       1,282                   1,738                N/A               5.1%
12/31/05            1.29       1,278                   1,649                N/A               3.2%
12/31/04            1.25       1,314                   1,642                N/A               0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               3.1%
12/31/07               5.2%
12/31/06               5.0%
12/31/05               3.0%
12/31/04               1.2%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                            Freedom 2005 (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $          -      $          -                 -
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $          -
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $          -                -       $         4.83
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $          -
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                     -
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                         -
  Realized gain distributions                                                      -
  Net change in unrealized appreciation (depreciation)                             -
                                                                        --------------
  Net gain (loss)                                                                  -
                                                                        --------------
Increase (decrease) in net assets from operations                       $          -
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $        -     $        -
  Net realized gain (loss)                                          -               16
  Realized gain distributions                                       -                2
  Net change in unrealized appreciation
 (depreciation)                                                     -               (3)
                                                           ------------   ------------
Increase (decrease) in net assets from operations                   -               15
                                                           ------------   ------------

Contract owner transactions:
  Proceeds from units sold                                                         233
  Cost of units redeemed                                                          (404)
  Account charges                                                                  (58)
                                                           ------------   ------------
  Increase (decrease)                                               -             (229)
                                                           ------------   ------------
Net increase (decrease)                                             -             (214)
Net assets, beginning                                               -              214
                                                           ------------   ------------
Net assets, ending                                         $        -     $         -
                                                           ============   ============

Units sold                                                          -               37
Units redeemed                                                                     (74)
                                                           ------------   ------------
Net increase (decrease)                                             -              (37)
Units outstanding, beginning                                        -               37
                                                           ------------   ------------
Units outstanding, ending                                           -              -
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $        471
Cost of units redeemed                                                            (404)
Account charges                                                                    (92)
Net investment income (loss)                                                         6
Net realized gain (loss)                                                            16
Realized gain distributions                                                          3
Net change in unrealized appreciation (depreciation)                               -
                                                                          ------------
                                                                          $        -
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    4.83           0              $      -                  N/A             -23.8%
12/31/07            6.35         -                       -                  N/A               8.7%
12/31/06            5.84           0                       0                N/A               9.6%
12/31/05            5.33         -                       -                  N/A               6.6%
05/20/05            5.00         -                       -                  N/A                -

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               0.0%
12/31/07               0.0%
12/31/06               5.6%
12/31/05               0.0%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                  Freedom 2010

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $       11,079    $       16,175             1,346
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $       11,079
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $       11,079             2,316    $         4.78
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $          397
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                     397
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                        (352)
  Realized gain distributions                                                      595
  Net change in unrealized appreciation (depreciation)                          (4,582)
                                                                        --------------
  Net gain (loss)                                                               (4,339)
                                                                        --------------
Increase (decrease) in net assets from operations                         $     (3,942)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $        397   $        410
  Net realized gain (loss)                                         (352)           160
  Realized gain distributions                                       595            311
  Net change in unrealized appreciation
 (depreciation)                                                  (4,582)          (572)
                                                           ------------   ------------
Increase (decrease) in net assets from operations                (3,942)           309
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                           (2)        17,115
  Cost of units redeemed                                            (40)          (558)
  Account charges                                                (1,659)        (1,564)
                                                           ------------   ------------
  Increase (decrease)                                            (1,701)        14,993
                                                           ------------   ------------
Net increase (decrease)                                          (5,643)        15,302
Net assets, beginning                                            16,722          1,420
                                                           ------------   ------------
Net assets, ending                                         $     11,079   $     16,722
                                                           ============   ============
Units sold                                                            5          2,717
Units redeemed                                                     (308)          (340)
                                                           ------------   ------------
Net increase (decrease)                                            (303)         2,377
Units outstanding, beginning                                      2,619            242
                                                           ------------   ------------
Units outstanding, ending                                         2,316          2,619
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $     18,613
Cost of units redeemed                                                            (712)
Account charges                                                                 (3,284)
Net investment income (loss)                                                       831
Net realized gain (loss)                                                          (185)
Realized gain distributions                                                        912
Net change in unrealized appreciation (depreciation)                            (5,096)
                                                                          ------------
                                                                          $     11,079
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $    4.78           2              $       11                N/A             -25.1%
12/31/07            6.38           3                      17                N/A               8.7%
12/31/06            5.87           0                       1                N/A              10.0%
12/31/05            5.34         -                       -                  N/A               6.8%
05/20/05            5.00         -                       -                  N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               2.9%
12/31/07               4.5%
12/31/06               3.1%
12/31/05               0.5%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                  Freedom 2015

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $        7,168    $       10,249               875
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $        7,168
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $        7,168             1,492    $         4.80
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $          247
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                     247
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                      (2,296)
  Realized gain distributions                                                      558
  Net change in unrealized appreciation (depreciation)                          (3,409)
                                                                        --------------
  Net gain (loss)                                                               (5,147)
                                                                        --------------
Increase (decrease) in net assets from operations                       $       (4,900)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $        247   $        451
  Net realized gain (loss)                                       (2,296)           190
  Realized gain distributions                                       558            458
  Net change in unrealized appreciation (depreciation)           (3,409)           185
                                                           ------------   ------------
Increase (decrease) in net assets from operations                (4,900)         1,284
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                        3,307          4,448
  Cost of units redeemed                                         (6,764)          (641)
  Account charges                                                  (875)          (971)
                                                           ------------   ------------
  Increase (decrease)                                            (4,332)         2,836
                                                           ------------   ------------
Net increase (decrease)                                          (9,232)         4,120
Net assets, beginning                                            16,400         12,280
                                                           ------------   ------------
Net assets, ending                                         $      7,168   $     16,400
                                                           ============   ============
Units sold                                                          579            723
Units redeemed                                                   (1,578)          (271)
                                                           ------------   ------------
Net increase (decrease)                                            (999)           452
Units outstanding, beginning                                      2,491          2,039
                                                           ------------   ------------
Units outstanding, ending                                         1,492          2,491
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $     21,888
Cost of units redeemed                                                          (9,493)
Account charges                                                                 (2,070)
Net investment income (loss)                                                       813
Net realized gain (loss)                                                        (1,971)
Realized gain distributions                                                      1,082
Net change in unrealized appreciation (depreciation)                            (3,081)
                                                                          ------------
                                                                          $      7,168
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     4.80               1         $        7                N/A             -27.0%
12/31/07             6.58               2                 16                N/A               9.3%
12/31/06             6.02               2                 12                N/A              10.9%
12/31/05             5.43               0                  2                N/A               8.6%
05/20/05             5.00             -                   -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              2.1%
12/31/07              3.1%
12/31/06              1.4%
12/31/05              0.6%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                  Freedom 2020

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      128,235    $      186,514            16,632
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $      128,235
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $      128,235            28,166    $         4.55
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $        4,308
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                   4,308
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                          38
  Realized gain distributions                                                    5,495
  Net change in unrealized appreciation (depreciation)                         (59,838)
                                                                        --------------
  Net gain (loss)                                                              (54,305)
                                                                        --------------
Increase (decrease) in net assets from operations                       $      (49,997)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $      4,308   $        732
  Net realized gain (loss)                                           38            425
  Realized gain distributions                                     5,495          1,032
  Net change in unrealized appreciation (depreciation)          (59,838)           542
                                                           ------------   ------------
Increase (decrease) in net assets from operations               (49,997)         2,731
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                      157,011         12,045
  Cost of units redeemed                                         (6,729)          (236)
  Account charges                                                (6,937)        (2,998)
                                                           ------------   ------------
  Increase (decrease)                                           143,345          8,811
                                                           ------------   ------------
Net increase (decrease)                                          93,348         11,542
Net assets, beginning                                            34,887         23,345
                                                           ------------   ------------
Net assets, ending                                         $    128,235    $    34,887
                                                           ============   ============
Units sold                                                       25,639          1,852
Units redeemed                                                   (2,637)          (498)
                                                           ------------   ------------
Net increase (decrease)                                          23,002          1,354
Units outstanding, beginning                                      5,164          3,810
                                                           ------------   ------------
Units outstanding, ending                                        28,166          5,164
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $   194,079
Cost of units redeemed                                                         (8,875)
Account charges                                                               (11,605)
Net investment income (loss)                                                    5,460
Net realized gain (loss)                                                          721
Realized gain distributions                                                     6,734
Net change in unrealized appreciation (depreciation)                          (58,279)
                                                                          -----------
                                                                          $   128,235
                                                                          ===========

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     4.55              28         $      128                N/A             -32.6%
12/31/07             6.76               5                 35                N/A              10.2%
12/31/06             6.13               4                 23                N/A              11.8%
12/31/05             5.48               2                 13                N/A               9.6%
05/20/05             5.00             -                   -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               5.3%
12/31/07               2.5%
12/31/06               2.0%
12/31/05               1.0%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                  Freedom 2025

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $       41,986    $       66,018             5,605
Receivables: investments sold                   -     ==============    ==============
Payables: investments purchased                 -
                                    --------------
Net assets                          $       41,986
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $       41,986             9,306    $         4.51
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $        1,419
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                   1,419
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                      (5,149)
  Realized gain distributions                                                    3,614
  Net change in unrealized appreciation (depreciation)                         (25,661)
                                                                        --------------
  Net gain (loss)                                                              (27,196)
                                                                        --------------
Increase (decrease) in net assets from operations                       $      (25,777)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $      1,419   $      1,436
  Net realized gain (loss)                                       (5,149)           168
  Realized gain distributions                                     3,614          1,549
  Net change in unrealized appreciation (depreciation)          (25,661)         1,586
                                                           ------------   ------------
Increase (decrease) in net assets from operations               (25,777)         4,739
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                       11,353         68,485
  Cost of units redeemed                                        (11,974)          (747)
  Account charges                                                (3,561)        (2,326)
                                                           ------------   ------------
  Increase (decrease)                                            (4,182)        65,412
                                                           ------------   ------------
Net increase (decrease)                                         (29,959)        70,151
Net assets, beginning                                            71,945          1,794
                                                           ------------   ------------
Net assets, ending                                         $     41,986    $    71,945
                                                           ============   ============
Units sold                                                        1,986         10,667
Units redeemed                                                   (3,178)          (458)
                                                           ------------   ------------
Net increase (decrease)                                          (1,192)        10,209
Units outstanding, beginning                                     10,498            289
                                                           ------------   ------------
Units outstanding, ending                                         9,306         10,498
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $     87,110
Cost of units redeemed                                                         (18,010)
Account charges                                                                 (6,426)
Net investment income (loss)                                                     2,894
Net realized gain (loss)                                                        (4,735)
Realized gain distributions                                                      5,185
Net change in unrealized appreciation (depreciation)                           (24,032)
                                                                          ------------
                                                                          $     41,986
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     4.51               9         $       42                N/A             -34.2%
12/31/07             6.85              10                 72                N/A              10.5%
12/31/06             6.20               0                  2                N/A              13.0%
12/31/05             5.49               0                  2                N/A               9.8%
05/20/05             5.00             -                   -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               2.5%
12/31/07               3.9%
12/31/06               1.3%
12/31/05               0.6%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                  Freedom 2030

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $       28,951    $       45,949             4,066
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $       28,951
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $       28,951             6,671    $         4.34
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $          906
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                     906
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                     (12,576)
  Realized gain distributions                                                    3,077
  Net change in unrealized appreciation (depreciation)                         (17,138)
                                                                        --------------
  Net gain (loss)                                                              (26,637)
                                                                        --------------
Increase (decrease) in net assets from operations                       $      (25,731)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $        906   $        814
  Net realized gain (loss)                                      (12,576)         2,175
  Realized gain distributions                                     3,077          1,397
  Net change in unrealized appreciation (depreciation)          (17,138)          (635)
                                                           ------------   ------------
Increase (decrease) in net assets from operations               (25,731)         3,751
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                       42,258         39,092
  Cost of units redeemed                                        (22,647)       (13,897)
  Account charges                                                (4,162)        (3,183)
                                                           ------------   ------------
  Increase (decrease)                                            15,449         22,012
                                                           ------------   ------------
Net increase (decrease)                                         (10,282)        25,763
Net assets, beginning                                            39,233         13,470
                                                           ------------   ------------
Net assets, ending                                         $     28,951    $    39,233
                                                           ============   ============
Units sold                                                        6,819          5,906
Units redeemed                                                   (5,749)        (2,447)
                                                           ------------   ------------
Net increase (decrease)                                           1,070          3,459
Units outstanding, beginning                                      5,601          2,142
                                                           ------------   ------------
Units outstanding, ending                                         6,671          5,601
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $     94,781
Cost of units redeemed                                                         (36,995)
Account charges                                                                 (7,989)
Net investment income (loss)                                                     1,918
Net realized gain (loss)                                                       (10,377)
Realized gain distributions                                                      4,611
Net change in unrealized appreciation (depreciation)                           (16,998)
                                                                          ------------
                                                                          $     28,951
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     4.34               7         $       29                N/A             -38.0%
12/31/07             7.00               6                 39                N/A              11.4%
12/31/06             6.29               2                 13                N/A              13.1%
12/31/05             5.56             -                   -                 N/A              11.2%
05/20/05             5.00             -                   -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               2.7%
12/31/07               3.1%
12/31/06               2.9%
12/31/05               0.4%

                AUL American Individual Variable Life Unit Trust
                                    Fidelity
                                 Freedom Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $       31,072    $       33,962             3,399
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $       31,072
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $       31,072             5,889    $         5.28
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                       $        1,044
  Mortality & expense charges                                                      -
                                                                        --------------
  Net investment income (loss)                                                   1,044
                                                                        --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                        (127)
  Realized gain distributions                                                      206
  Net change in unrealized appreciation (depreciation)                          (2,826)
                                                                        --------------
  Net gain (loss)                                                               (2,747)
                                                                        --------------
Increase (decrease) in net assets from operations                       $       (1,703)
                                                                        ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                             Year ended     Year ended
                                                             12/31/2008     12/31/2007
                                                           ------------   ------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                             $      1,044   $         72
  Net realized gain (loss)                                         (127)            19
  Realized gain distributions                                       206             16
  Net change in unrealized appreciation (depreciation)           (2,826)           (34)
                                                           ------------   ------------
Increase (decrease) in net assets from operations                (1,703)            73
                                                           ------------   ------------
Contract owner transactions:
  Proceeds from units sold                                       36,328          2,279
  Cost of units redeemed                                         (4,425)           -
  Account charges                                                (1,173)          (997)
                                                           ------------   ------------
  Increase (decrease)                                            30,730          1,282
                                                           ------------   ------------
Net increase (decrease)                                          29,027          1,355
Net assets, beginning                                             2,045            690
                                                           ------------   ------------
Net assets, ending                                         $     31,072    $     2,045
                                                           ============   ============
Units sold                                                        6,553            397
Units redeemed                                                   (1,011)          (174)
                                                           ------------   ------------
Net increase (decrease)                                           5,542            223
Units outstanding, beginning                                        347            124
                                                           ------------   ------------
Units outstanding, ending                                         5,889            347
                                                           ============   ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                                  $     40,431
Cost of units redeemed                                                          (5,069)
Account charges                                                                 (2,682)
Net investment income (loss)                                                     1,130
Net realized gain (loss)                                                           (72)
Realized gain distributions                                                        224
Net change in unrealized appreciation (depreciation)                            (2,890)
                                                                          ------------
                                                                          $     31,072
                                                                          ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     5.28               6         $       31                N/A             -10.4%
12/31/07             5.89               0                  2                N/A               6.2%
12/31/06             5.55               0                  1                N/A               6.9%
12/31/05             5.19             -                   -                 N/A               0.0%
05/20/05             5.00             -                   -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               6.3%
12/31/07               5.3%
12/31/06               4.1%
12/31/05               0.0%

                AUL American Individual Variable Life Unit Trust
                                American Century
                             VP Capital Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          118    $          123                14
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $          118
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $          118                18    $         6.73
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   11
   Realized gain distributions                                                16
   Net change in unrealized appreciation (depreciation)                     (140)
                                                                  --------------
   Net gain (loss)                                                          (113)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (113)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        -
   Net realized gain (loss)                                   11              12
   Realized gain distributions                                16             -
   Net change in unrealized appreciation
      (depreciation)                                        (140)             74
                                                    ------------    ------------

Increase (decrease) in net assets from operations           (113)             86
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                                    7             -
   Cost of units redeemed                                    -               -
   Account charges                                           (26)            (24)
                                                    ------------    ------------
   Increase (decrease)                                       (19)            (24)
                                                    ------------    ------------
Net increase (decrease)                                     (132)             62
Net assets, beginning                                        250             188
                                                    ------------    ------------
Net assets, ending                                  $        118    $        250
                                                    ============    ============

Units sold                                                    (2)             (1)
Units redeemed                                               -                (2)
                                                    ------------    ------------
Net increase (decrease)                                       (2)             (3)
Units outstanding, beginning                                  20              23
                                                    ------------    ------------
Units outstanding, ending                                     18              20
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     76,887
Cost of units redeemed                                                   (72,437)
Account charges                                                          (11,221)
Net investment income (loss)                                               6,797
Net realized gain (loss)                                                      81
Realized gain distributions                                                   16
Net change in unrealized appreciation (depreciation)                          (5)
                                                                    ------------
                                                                    $        118
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     6.73                0      $        0               N/A             -46.2%
12/31/07              12.51                0               0               N/A              45.8%
12/31/06               8.58                0               0               N/A              17.2%
12/31/05               7.32              -               -                 N/A              22.2%
12/31/04               5.99                1               6               N/A               7.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%
12/31/04        0.0%

                AUL American Individual Variable Life Unit Trust
                                American Century
                                VP International

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,515,193    $    4,448,587           423,433
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    2,515,193
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    2,515,193           499,392    $         5.04
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       49,573
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                           49,573
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              694,492
   Realized gain distributions                                           582,315
   Net change in unrealized appreciation (depreciation)               (3,580,465)
                                                                  --------------
   Net gain (loss)                                                    (2,303,658)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,254,085)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     49,573    $     28,548
   Net realized gain (loss)                              694,492         174,369
   Realized gain distributions                           582,315             -
   Net change in unrealized appreciation
      (depreciation)                                  (3,580,465)        665,404
                                                    ------------    ------------

Increase (decrease) in net assets from operations     (2,254,085)        868,321
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                            1,455,635       3,552,341
   Cost of units redeemed                             (3,628,472)       (704,007)
   Account charges                                      (305,191)       (303,856)
                                                    ------------    ------------
   Increase (decrease)                                (2,478,028)      2,544,478
                                                    ------------    ------------
Net increase (decrease)                               (4,732,113)      3,412,799
Net assets, beginning                                  7,247,306       3,834,507
                                                    ------------    ------------
Net assets, ending                                  $  2,515,193    $  7,247,306
                                                    ============    ============

Units sold                                               199,367         423,810
Units redeemed                                          (493,947)       (125,774)
                                                    ------------    ------------
Net increase (decrease)                                 (294,580)        298,036
Units outstanding, beginning                             793,972         495,936
                                                    ------------    ------------
Units outstanding, ending                                499,392         793,972
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 10,790,949
Cost of units redeemed                                                (6,695,898)
Account charges                                                       (1,254,521)
Net investment income (loss)                                             237,548
Net realized gain (loss)                                                 788,194
Realized gain distributions                                              582,315
Net change in unrealized appreciation (depreciation)                  (1,933,394)
                                                                    ------------
                                                                    $  2,515,193
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     5.04              499      $    2,515               N/A             -44.8%
12/31/07               9.13              794           7,247               N/A              18.1%
12/31/06               7.73              496           3,835               N/A              25.1%
12/31/05               6.18              470           2,904               N/A              13.2%
12/31/04               5.46              293           1,602               N/A              14.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        1.0%
12/31/07        0.5%
12/31/06        1.6%
12/31/05        0.9%
12/31/04        0.5%

                AUL American Individual Variable Life Unit Trust
                                American Century
                               VP Income & Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,308,959    $    2,145,164           271,568
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    1,308,959
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    1,308,959           307,230    $         4.26
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       55,448
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                           55,448
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (161,766)
   Realized gain distributions                                           332,184
   Net change in unrealized appreciation (depreciation)               (1,044,679)
                                                                  --------------
   Net gain (loss)                                                      (874,261)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (818,813)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     55,448    $     85,009
   Net realized gain (loss)                             (161,766)        638,355
   Realized gain distributions                           332,184             -
   Net change in unrealized appreciation
      (depreciation)                                  (1,044,679)       (605,928)
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (818,813)        117,436
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              535,582       1,203,855
   Cost of units redeemed                             (1,515,549)     (2,243,644)
   Account charges                                      (159,213)       (255,813)
                                                    ------------    ------------
   Increase (decrease)                                (1,139,180)     (1,295,602)
                                                    ------------    ------------
Net increase (decrease)                               (1,957,993)     (1,178,166)
Net assets, beginning                                  3,266,952       4,445,118
                                                    ------------    ------------
Net assets, ending                                  $  1,308,959    $  3,266,952
                                                    ============    ============

Units sold                                                96,920         183,566
Units redeemed                                          (291,283)       (364,000)
                                                    ------------    ------------
Net increase (decrease)                                 (194,363)       (180,434)
Units outstanding, beginning                             501,593         682,027
                                                    ------------    ------------
Units outstanding, ending                                307,230         501,593
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  7,353,263
Cost of units redeemed                                                (5,142,194)
Account charges                                                       (1,165,882)
Net investment income (loss)                                             276,531
Net realized gain (loss)                                                 491,262
Realized gain distributions                                              332,184
Net change in unrealized appreciation (depreciation)                    (836,205)
                                                                    ------------
                                                                    $  1,308,959
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     4.26              307      $    1,309               N/A             -34.6%
12/31/07               6.51              502           3,267               N/A              -0.1%
12/31/06               6.52              682           4,445               N/A              17.0%
12/31/05               5.57              493           2,747               N/A               4.7%
12/31/04               5.32              368           1,957               N/A              13.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        2.4%
12/31/07        2.2%
12/31/06        1.5%
12/31/05        1.9%
12/31/04        1.3%

                AUL American Individual Variable Life Unit Trust
                                American Century
                                    VP Vista

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      132,858    $      228,154            12,335
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      132,858
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      132,858            29,423    $         4.52
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (10,483)
   Realized gain distributions                                             8,590
   Net change in unrealized appreciation (depreciation)                 (110,204)
                                                                  --------------
   Net gain (loss)                                                      (112,097)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (112,097)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        -
   Net realized gain (loss)                              (10,483)        475,584
   Realized gain distributions                             8,590             -
   Net change in unrealized appreciation
      (depreciation)                                    (110,204)        (90,127)
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (112,097)        385,457
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                               98,000         687,735
   Cost of units redeemed                                (61,393)     (2,321,874)
   Account charges                                       (18,111)        (71,560)
                                                    ------------    ------------
   Increase (decrease)                                    18,496      (1,705,699)
                                                    ------------    ------------
Net increase (decrease)                                  (93,601)     (1,320,242)
Net assets, beginning                                    226,459       1,546,701
                                                    ------------    ------------
Net assets, ending                                  $    132,858    $    226,459
                                                    ============    ============

Units sold                                                16,757          97,223
Units redeemed                                           (13,101)       (317,431)
                                                    ------------    ------------
Net increase (decrease)                                    3,656        (220,208)
Units outstanding, beginning                              25,767         245,975
                                                    ------------    ------------
Units outstanding, ending                                 29,423          25,767
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,332,356
Cost of units redeemed                                                (2,431,944)
Account charges                                                         (143,605)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                 462,720
Realized gain distributions                                                8,627
Net change in unrealized appreciation (depreciation)                     (95,296)
                                                                    ------------
                                                                    $    132,858
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     4.52               29      $      133               N/A             -48.6%
12/31/07               8.79               26             226               N/A              39.8%
12/31/06               6.29              246           1,547               N/A               9.0%
12/31/05               5.77              -               -                 N/A              15.4%
04/20/05               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%

                AUL American Individual Variable Life Unit Trust
                                American Century
                                    VP Ultra

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       14,179    $       18,436             2,339
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $       14,179
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $       14,179             3,737    $         3.79
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (3,872)
   Realized gain distributions                                             2,594
   Net change in unrealized appreciation (depreciation)                   (7,319)
                                                                  --------------
   Net gain (loss)                                                        (8,597)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (8,597)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        -
   Net realized gain (loss)                               (3,872)             66
   Realized gain distributions                             2,594             -
   Net change in unrealized appreciation
      (depreciation)                                      (7,319)          2,318
                                                    ------------    ------------

Increase (decrease) in net assets from operations         (8,597)          2,384
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                               60,597             423
   Cost of units redeemed                                (49,843)            -
   Account charges                                        (1,651)           (552)
                                                    ------------    ------------
   Increase (decrease)                                     9,103            (129)
                                                    ------------    ------------
Net increase (decrease)                                      506           2,255
Net assets, beginning                                     13,673          11,418
                                                    ------------    ------------
Net assets, ending                                  $     14,179    $     13,673
                                                    ============    ============
Units sold                                                12,091              73
Units redeemed                                           (10,463)            (95)
                                                    ------------    ------------
Net increase (decrease)                                    1,628             (22)
Units outstanding, beginning                               2,109           2,131
                                                    ------------    ------------
Units outstanding, ending                                  3,737           2,109
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     86,960
Cost of units redeemed                                                   (64,531)
Account charges                                                           (2,537)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                  (4,050)
Realized gain distributions                                                2,594
Net change in unrealized appreciation (depreciation)                      (4,257)
                                                                    ------------
                                                                    $     14,179
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     3.79                4    $         14               N/A             -41.5%
12/31/07               6.48                2              14               N/A              21.0%
12/31/06               5.36                2              11               N/A              -3.3%
12/31/05               5.54              -               -                 N/A               0.0%
04/20/05               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%

                AUL American Individual Variable Life Unit Trust
                                      Alger
                            American Large Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    4,321,950    $    5,269,644           163,215
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    4,321,950
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    4,321,950           938,467    $         4.61
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       15,061
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                           15,061
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              102,908
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (3,971,770)
                                                                  --------------
   Net gain (loss)                                                    (3,868,862)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,853,801)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     15,061    $     29,256
   Net realized gain (loss)                              102,908          80,376
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                  (3,971,770)      1,442,624
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (3,853,801)      1,552,256
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              778,880         951,654
   Cost of units redeemed                             (1,051,241)     (1,268,908)
   Account charges                                      (458,361)       (517,942)
                                                    ------------    ------------
   Increase (decrease)                                  (730,722)       (835,196)
                                                    ------------    ------------
Net increase (decrease)                               (4,584,523)        717,060
Net assets, beginning                                  8,906,473       8,189,413
                                                    ------------    ------------
Net assets, ending                                  $  4,321,950    $  8,906,473
                                                    ============    ============
Units sold                                               131,123         125,971
Units redeemed                                          (234,015)       (233,107)
                                                    ------------    ------------
Net increase (decrease)                                 (102,892)       (107,136)
Units outstanding, beginning                           1,041,359       1,148,495
                                                    ------------    ------------
Units outstanding, ending                                938,467       1,041,359
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 21,924,855
Cost of units redeemed                                                (9,904,110)
Account charges                                                       (5,242,261)
Net investment income (loss)                                           1,626,532
Net realized gain (loss)                                              (3,135,372)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (947,694)
                                                                    ------------
                                                                    $  4,321,950
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     4.61              938      $    4,322               N/A             -46.2%
12/31/07               8.55            1,041           8,906               N/A              19.9%
12/31/06               7.13            1,148           8,189               N/A               5.2%
12/31/05               6.78            1,249           8,468               N/A              12.1%
12/31/04               6.05            1,330           8,047               N/A               5.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.2%
12/31/07        0.3%
12/31/06        0.1%
12/31/05        0.2%
12/31/04        0.0%

                AUL American Individual Variable Life Unit Trust
                                      Alger
                               American Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,968,013    $    3,329,922           111,946
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    1,968,013
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    1,968,013           684,181    $         2.88
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              419,380
   Realized gain distributions                                            51,014
   Net change in unrealized appreciation (depreciation)               (2,269,295)
                                                                  --------------
   Net gain (loss)                                                    (1,798,901)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,798,901)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        -
   Net realized gain (loss)                              419,380          96,406
   Realized gain distributions                            51,014             -
   Net change in unrealized appreciation
      (depreciation)                                  (2,269,295)        340,526
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (1,798,901)        436,932
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              961,955       2,576,837
   Cost of units redeemed                             (1,485,891)       (375,243)
   Account charges                                      (210,168)       (176,420)
                                                    ------------    ------------
   Increase (decrease)                                  (734,104)      2,025,174
                                                    ------------    ------------
Net increase (decrease)                               (2,533,005)      2,462,106
Net assets, beginning                                  4,501,018       2,038,912
                                                    ------------    ------------
Net assets, ending                                  $  1,968,013    $  4,501,018
                                                    ============    ============
Units sold                                               241,718         503,758
Units redeemed                                          (393,121)       (111,943)
                                                    ------------    ------------
Net increase (decrease)                                 (151,403)        391,815
Units outstanding, beginning                             835,584         443,769
                                                    ------------    ------------
Units outstanding, ending                                684,181         835,584
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  6,925,127
Cost of units redeemed                                                (3,666,056)
Account charges                                                         (795,153)
Net investment income (loss)                                                 127
Net realized gain (loss)                                                 814,863
Realized gain distributions                                               51,014
Net change in unrealized appreciation (depreciation)                  (1,361,909)
                                                                    ------------
                                                                    $  1,968,013
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     2.88              684      $    1,968               N/A             -46.6%
12/31/07               5.39              836           4,501               N/A              17.4%
12/31/06               4.59              444           2,039               N/A              20.0%
12/31/05               3.83              518           1,983               N/A              16.8%
12/31/04               3.28              449           1,473               N/A              16.7%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%
12/31/04        0.0%

                AUL American Individual Variable Life Unit Trust
                                  T. Rowe Price
                                  Equity Income

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    5,033,460    $    7,997,452           351,008
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    5,033,460
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    5,033,460           822,776    $         6.12
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      166,743
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                          166,743
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (226,617)
   Realized gain distributions                                           226,478
   Net change in unrealized appreciation (depreciation)               (3,193,776)
                                                                  --------------
   Net gain (loss)                                                    (3,193,915)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (3,027,172)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    166,743    $    160,062
   Net realized gain (loss)                             (226,617)        261,949
   Realized gain distributions                           226,478         544,939
   Net change in unrealized appreciation
      (depreciation)                                  (3,193,776)       (600,542)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (3,027,172)        366,408
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              764,324       1,632,454
   Cost of units redeemed                             (1,172,089)     (2,167,075)
   Account charges                                      (427,392)       (517,587)
                                                    ------------    ------------
   Increase (decrease)                                  (835,157)     (1,052,208)
                                                    ------------    ------------
Net increase (decrease)                               (3,862,329)       (685,800)
Net assets, beginning                                  8,895,789       9,581,589
                                                    ------------    ------------
Net assets, ending                                  $  5,033,460    $  8,895,789
                                                    ============    ============
Units sold                                               107,517         189,694
Units redeemed                                          (213,796)       (293,987)
                                                    ------------    ------------
Net increase (decrease)                                 (106,279)       (104,293)
Units outstanding, beginning                             929,055       1,033,348
                                                    ------------    ------------
Units outstanding, ending                                822,776         929,055
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 15,676,102
Cost of units redeemed                                                (8,033,726)
Account charges                                                       (3,163,109)
Net investment income (loss)                                           1,056,234
Net realized gain (loss)                                               1,068,190
Realized gain distributions                                            1,393,761
Net change in unrealized appreciation (depreciation)                  (2,963,992)
                                                                    ------------
                                                                    $  5,033,460
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     6.12              823      $    5,033               N/A             -36.1%
12/31/07               9.58              929           8,896               N/A               3.3%
12/31/06               9.27            1,033           9,582               N/A              19.0%
12/31/05               7.79              987           7,690               N/A               3.9%
12/31/04               7.50              860           6,448               N/A              14.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        2.4%
12/31/07        1.7%
12/31/06        2.9%
12/31/05        2.0%
12/31/04        1.6%

                AUL American Individual Variable Life Unit Trust
                                  T. Rowe Price
                                Limited-Term Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    5,103,151    $    5,203,391         1,058,745
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    5,103,151
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    5,103,151           690,717    $         7.39
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      149,075
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                          149,075
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (12,271)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (98,525)
                                                                  --------------
   Net gain (loss)                                                      (110,796)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       38,279
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    149,075    $     92,285
   Net realized gain (loss)                              (12,271)        (13,222)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                     (98,525)         24,100
                                                    ------------    ------------
Increase (decrease) in net assets from operations         38,279         103,163
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            3,620,984         470,921
   Cost of units redeemed                               (620,758)       (287,738)
   Account charges                                      (214,839)        (90,303)
                                                    ------------    ------------
   Increase (decrease)                                 2,785,387          92,880
                                                    ------------    ------------
Net increase (decrease)                                2,823,666         196,043
Net assets, beginning                                  2,279,485       2,083,442
                                                    ------------    ------------
Net assets, ending                                  $  5,103,151    $  2,279,485
                                                    ============    ============
Units sold                                               490,844          77,528
Units redeemed                                          (113,451)        (66,360)
                                                    ------------    ------------
Net increase (decrease)                                  377,393          11,168
Units outstanding, beginning                             313,324         302,156
                                                    ------------    ------------
Units outstanding, ending                                690,717         313,324
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  9,216,884
Cost of units redeemed                                                (3,757,186)
Account charges                                                         (738,524)
Net investment income (loss)                                             550,190
Net realized gain (loss)                                                 (67,973)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (100,240)
                                                                    ------------
                                                                    $  5,103,151
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     7.39              691      $    5,103               N/A               1.6%
12/31/07               7.28              313           2,279               N/A               5.5%
12/31/06               6.90              302           2,083               N/A               4.0%
12/31/05               6.63              303           2,009               N/A               1.8%
12/31/04               6.51              332           2,164               N/A               1.1%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            4.0%
12/31/07            4.2%
12/31/06            4.0%
12/31/05            2.2%
12/31/04            3.2%

                AUL American Individual Variable Life Unit Trust
                                  T. Rowe Price
                                 Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,884,909    $    3,048,488           135,702
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    1,884,909
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    1,884,909           337,425    $         5.59
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               47,336
   Realized gain distributions                                           145,058
   Net change in unrealized appreciation (depreciation)               (1,473,194)
                                                                  --------------
   Net gain (loss)                                                    (1,280,800)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,280,800)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $      7,274
   Net realized gain (loss)                               47,336         220,808
   Realized gain distributions                           145,058         360,072
   Net change in unrealized appreciation
      (depreciation)                                  (1,473,194)        (72,160)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (1,280,800)        515,994
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              270,954         465,736
   Cost of units redeemed                               (356,452)       (566,172)
   Account charges                                      (143,930)       (142,285)
                                                    ------------    ------------
   Increase (decrease)                                  (229,428)       (242,721)
                                                    ------------    ------------
Net increase (decrease)                               (1,510,228)        273,273
Net assets, beginning                                  3,395,137       3,121,864
                                                    ------------    ------------
Net assets, ending                                  $  1,884,909    $  3,395,137
                                                    ============    ============
Units sold                                                40,042          71,655
Units redeemed                                           (68,760)       (101,151)
                                                    ------------    ------------
Net increase (decrease)                                  (28,718)        (29,496)
Units outstanding, beginning                             366,143         395,639
                                                    ------------    ------------
Units outstanding, ending                                337,425         366,143
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  5,089,112
Cost of units redeemed                                                (2,822,835)
Account charges                                                         (980,069)
Net investment income (loss)                                               8,538
Net realized gain (loss)                                                 692,700
Realized gain distributions                                            1,061,042
Net change in unrealized appreciation (depreciation)                  (1,163,579)
                                                                    ------------
                                                                    $  1,884,909
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     5.59              337      $    1,885               N/A             -39.8%
12/31/07               9.27              366           3,395               N/A              17.5%
12/31/06               7.89              396           3,122               N/A               6.6%
12/31/05               7.40              436           3,228               N/A              14.7%
12/31/04               6.45              444           2,862               N/A              18.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            0.0%
12/31/07            0.2%
12/31/06            0.0%
12/31/05            0.0%
12/31/04            0.0%

                AUL American Individual Variable Life Unit Trust
                                  T. Rowe Price
                                Blue Chip Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       82,565    $      124,866            12,177
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $       82,565
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $       82,565            20,432    $         4.04
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          121
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              121
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (12,672)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (47,056)
                                                                  --------------
   Net gain (loss)                                                       (59,728)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (59,607)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        121    $        431
   Net realized gain (loss)                              (12,672)         10,408
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                     (47,056)           (562)
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (59,607)         10,277
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              181,075          81,154
   Cost of units redeemed                               (133,331)       (184,478)
   Account charges                                        (8,126)         (6,027)
                                                    ------------    ------------
   Increase (decrease)                                    39,618        (109,351)
                                                    ------------    ------------
Net increase (decrease)                                  (19,989)        (99,074)
Net assets, beginning                                    102,554         201,628
                                                    ------------    ------------
Net assets, ending                                  $     82,565    $    102,554
                                                    ============    ============
Units sold                                                29,508          11,957
Units redeemed                                           (23,667)        (29,708)
                                                    ------------    ------------
Net increase (decrease)                                    5,841         (17,751)
Units outstanding, beginning                              14,591          32,342
                                                    ------------    ------------
Units outstanding, ending                                 20,432          14,591
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    460,531
Cost of units redeemed                                                  (317,942)
Account charges                                                          (16,801)
Net investment income (loss)                                               1,140
Net realized gain (loss)                                                  (2,062)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (42,301)
                                                                    ------------
                                                                    $     82,565
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     4.04               20      $       83               N/A             -42.5%
12/31/07               7.03               15             103               N/A              12.7%
12/31/06               6.23               32             202               N/A               9.8%
12/31/05               5.68                3              15               N/A              13.6%
04/20/05               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            0.1%
12/31/07            0.3%
12/31/06            0.5%
12/31/05            0.2%

                AUL American Individual Variable Life Unit Trust
                                      Janus
                                Worldwide Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    2,622,304    $    3,478,446           136,082
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    2,622,304
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    2,622,304           721,288    $         3.64
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       47,551
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                           47,551
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (17,382)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)               (2,225,961)
                                                                  --------------
   Net gain (loss)                                                    (2,243,343)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (2,195,792)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     47,551    $     37,961
   Net realized gain (loss)                              (17,382)        148,893
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                  (2,225,961)        266,392
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (2,195,792)        453,246
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              662,086         692,284
   Cost of units redeemed                               (546,051)       (705,457)
   Account charges                                      (279,562)       (303,141)
                                                    ------------    ------------
   Increase (decrease)                                  (163,527)       (316,314)
                                                    ------------    ------------
Net increase (decrease)                               (2,359,319)        136,932
Net assets, beginning                                  4,981,623       4,844,691
                                                    ------------    ------------
Net assets, ending                                  $  2,622,304    $  4,981,623
                                                    ============    ============
Units sold                                               133,990         108,950
Units redeemed                                          (170,986)       (159,107)
                                                    ------------    ------------
Net increase (decrease)                                  (36,996)        (50,157)
Units outstanding, beginning                             758,284         808,441
                                                    ------------    ------------
Units outstanding, ending                                721,288         758,284
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $ 13,157,074
Cost of units redeemed                                                (6,182,333)
Account charges                                                       (2,664,536)
Net investment income (loss)                                             467,602
Net realized gain (loss)                                              (1,299,361)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (856,142)
                                                                    ------------
                                                                    $  2,622,304
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  3.64              721        $  2,622               N/A             -44.7%
12/31/07               6.57              758           4,982               N/A               9.6%
12/31/06               5.99              808           4,845               N/A              18.2%
12/31/05               5.07              875           4,435               N/A               5.8%
12/31/04               4.79              908           4,348               N/A               4.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        1.3%
12/31/07        0.8%
12/31/06        1.7%
12/31/05        1.4%
12/31/04        1.1%

                AUL American Individual Variable Life Unit Trust
                                      Janus
                                  Flexible Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                   Investments            Cost of       Mutual Fund
                                      at Value        Investments            Shares
                                --------------     --------------    --------------
Investments                     $    8,811,737     $    8,724,876           758,325
Receivables: investments sold              -       ==============    ==============
Payables: investments purchased            -
                                --------------
Net assets                      $    8,811,737
                                ==============

                                                            Units      Accumulation
                                    Net Assets        Outstanding        Unit Value
                                --------------     --------------    --------------
                                $    8,811,737          1,043,102    $         8.45
                                ==============     ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                   $   371,740
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                          371,740
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (73,764)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  185,054
                                                                  --------------
   Net gain (loss)                                                       111,290
                                                                  --------------
Increase (decrease) in net assets from operations                    $   483,030
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    371,740    $    335,895
   Net realized gain (loss)                              (73,764)        (22,652)
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                     185,054         143,135
                                                    ------------    ------------
Increase (decrease) in net assets from operations        483,030         456,378
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            2,507,679       3,774,221
   Cost of units redeemed                             (1,151,505)       (466,438)
   Account charges                                      (517,366)       (318,182)
                                                    ------------    ------------
   Increase (decrease)                                   838,808       2,989,601
                                                    ------------    ------------
Net increase (decrease)                                1,321,838       3,445,979
Net assets, beginning                                  7,489,899       4,043,920
                                                    ------------    ------------
Net assets, ending                                  $  8,811,737    $  7,489,899
                                                    ============    ============
Units sold                                               319,638         511,563
Units redeemed                                          (216,560)       (114,797)
                                                    ------------    ------------
Net increase (decrease)                                  103,078         396,766
Units outstanding, beginning                             940,024         543,258
                                                    ------------    ------------
Units outstanding, ending                              1,043,102         940,024
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $  12,603,042
Cost of units redeemed                                                (3,722,072)
Account charges                                                       (1,539,424)
Net investment income (loss)                                           1,349,047
Net realized gain (loss)                                                 (73,775)
Realized gain distributions                                              108,059
Net change in unrealized appreciation (depreciation)                      86,861
                                                                   -------------
                                                                   $   8,811,737
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  8.45            1,043        $  8,812               N/A               6.0%
12/31/07               7.97              940           7,490               N/A               7.0%
12/31/06               7.44              543           4,044               N/A               4.3%
12/31/05               7.14              393           2,804               N/A               2.0%
12/31/04               7.00              345           2,414               N/A               3.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        4.6%
12/31/07        5.8%
12/31/06        5.3%
12/31/05        5.7%
12/31/04        6.1%

                AUL American Individual Variable Life Unit Trust
                                      Janus
                           Aspen Forty (Institutional)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       18,100    $       21,057               788
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $       18,100
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $       18,100             6,593    $         2.75
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $            4
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                                4
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,854)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   (2,957)
                                                                  --------------
   Net gain (loss)                                                        (5,811)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (5,807)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $            4
   Net realized gain (loss)                                               (2,854)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                   (2,957)
                                                                  --------------
Increase (decrease) in net assets from operations                         (5,807)
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                               32,143
   Cost of units redeemed                                                 (8,019)
   Account charges                                                          (217)
                                                                  --------------
   Increase (decrease)                                                    23,907
                                                                  --------------
Net increase (decrease)                                                   18,100
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $       18,100
                                                                  ==============
Units sold                                                                 9,439
Units redeemed                                                            (2,846)
                                                                  --------------
Net increase (decrease)                                                    6,593
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                  6,593
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $      32,143
Cost of units redeemed                                                    (8,019)
Account charges                                                             (217)
Net investment income (loss)                                                   4
Net realized gain (loss)                                                  (2,854)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      (2,957)
                                                                   -------------
                                                                   $      18,100
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  2.75                7           $  18               N/A             -45.1%
05/01/08               5.00               -              -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%

                AUL American Individual Variable Life Unit Trust
                                     Pioneer
                                  VCT Portfolio

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    3,045,034    $    4,701,951           191,031
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    3,045,034
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    3,045,034           898,146    $         3.39
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       66,884
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                           66,884
                                                                  --------------

   Net realized gain (loss)                                               25,421
   Realized gain distributions                                           134,127
   Net change in unrealized appreciation (depreciation)               (1,691,819)
                                                                  --------------
   Net gain (loss)                                                    (1,532,271)
                                                                  --------------
Increase (decrease) in net assets from operations                 $   (1,465,387)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     66,884    $     27,326
   Net realized gain (loss)                               25,421          26,334
   Realized gain distributions                           134,127             -
   Net change in unrealized appreciation
      (depreciation)                                  (1,691,819)        (86,495)
                                                    ------------    ------------
Increase (decrease) in net assets from operations     (1,465,387)        (32,835)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,748,193       3,014,382
   Cost of units redeemed                               (401,167)       (138,339)
   Account charges                                      (275,124)       (137,957)
                                                    ------------    ------------
   Increase (decrease)                                 1,071,902       2,738,086
                                                    ------------    ------------
Net increase (decrease)                                 (393,485)      2,705,251
Net assets, beginning                                  3,438,519         733,268
                                                    ------------    ------------
Net assets, ending                                  $  3,045,034    $  3,438,519
                                                    ============    ============
Units sold                                               396,008         574,051
Units redeemed                                          (164,529)        (56,639)
                                                    ------------    ------------
Net increase (decrease)                                  231,479         517,412
Units outstanding, beginning                             666,667         149,255
                                                    ------------    ------------
Units outstanding, ending                                898,146         666,667
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   6,229,373
Cost of units redeemed                                                (1,052,218)
Account charges                                                         (678,547)
Net investment income (loss)                                             132,131
Net realized gain (loss)                                                 (62,915)
Realized gain distributions                                              134,127
Net change in unrealized appreciation (depreciation)                  (1,656,917)
                                                                   -------------
                                                                   $   3,045,034
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  3.39              898        $  3,045               N/A             -34.3%
12/31/07               5.16              666           3,438               N/A               5.0%
12/31/06               4.91              149             733               N/A              16.7%
12/31/05               4.21              136             573               N/A               6.0%
12/31/04               3.97              135             537               N/A               7.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        2.1%
12/31/07        1.3%
12/31/06        1.3%
12/31/05        1.3%
12/31/04        1.2%

                AUL American Individual Variable Life Unit Trust
                                     Pioneer
                              Growth Opportunities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,262,015    $    2,210,805            95,318
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    1,262,015
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    1,262,015           257,736    $         4.90
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
   Net realized gain (loss)                                              (69,013)
   Realized gain distributions                                           162,542
   Net change in unrealized appreciation (depreciation)                 (807,624)
                                                                  --------------
   Net gain (loss)                                                      (714,095)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (714,095)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        -
   Net realized gain (loss)                              (69,013)         35,055
   Realized gain distributions                           162,542         306,408
   Net change in unrealized appreciation
      (depreciation)                                    (807,624)       (422,834)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (714,095)        (81,371)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              235,606         264,675
   Cost of units redeemed                               (215,974)       (345,933)
   Account charges                                      (101,950)       (118,127)
                                                    ------------    ------------
   Increase (decrease)                                   (82,318)       (199,385)
                                                    ------------    ------------
Net increase (decrease)                                 (796,413)       (280,756)
Net assets, beginning                                  2,058,428       2,339,184
                                                    ------------    ------------
Net assets, ending                                  $  1,262,015    $  2,058,428
                                                    ============    ============
Units sold                                                38,112          37,975
Units redeemed                                           (51,566)        (63,056)
                                                    ------------    ------------
Net increase (decrease)                                  (13,454)        (25,081)
Units outstanding, beginning                             271,190         296,271
                                                    ------------    ------------
Units outstanding, ending                                257,736         271,190
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   4,687,749
Cost of units redeemed                                                (2,447,931)
Account charges                                                         (933,674)
Net investment income (loss)                                              79,300
Net realized gain (loss)                                                 352,930
Realized gain distributions                                              472,431
Net change in unrealized appreciation (depreciation)                    (948,790)
                                                                   -------------
                                                                   $   1,262,015
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  4.90              258        $  1,262               N/A             -35.5%
12/31/07               7.59              271           2,058               N/A              -3.9%
12/31/06               7.89              296           2,339               N/A               5.5%
12/31/05               7.48              315           2,356               N/A               6.7%
12/31/04               7.01              307           2,154               N/A              22.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%
12/31/04        0.0%

                AUL American Individual Variable Life Unit Trust
                                     Pioneer
                              Emerging Markets VCT

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      423,471    $      822,158            26,734
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      423,471
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      423,471           189,103    $         2.24
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------

   Net realized gain (loss)                                              (12,821)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (398,687)
                                                                  --------------
   Net gain (loss)                                                      (411,508)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (411,508)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                    $          -
  Net realized gain (loss)                                               (12,821)
  Realized gain distributions                                                -
  Net change in unrealized appreciation
      (depreciation)                                                    (398,687)
                                                                  --------------
Increase (decrease) in net assets from operations                       (411,508)
                                                                  --------------
Contract owner transactions:
   Proceeds from units sold                                              889,533
   Cost of units redeemed                                                (27,261)
   Account charges                                                       (27,293)
                                                                  --------------
   Increase (decrease)                                                   834,979
                                                                  --------------
Net increase (decrease)                                                  423,471
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $      423,471
                                                                  ==============
Units sold                                                               209,126
Units redeemed                                                           (20,023)
                                                                  --------------
Net increase (decrease)                                                  189,103
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                189,103
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     889,533
Cost of units redeemed                                                   (27,261)
Account charges                                                          (27,293)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                 (12,821)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (398,687)
                                                                   -------------
                                                                   $     423,471
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  2.24              189         $   423               N/A             -55.2%
05/01/08               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            0.0%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                                    Dynamics

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      403,154    $      719,047            40,355
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      403,154
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      403,154           101,615    $         3.97
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (25,484)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (327,673)
                                                                  --------------
   Net gain (loss)                                                      (353,157)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (353,157)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        -
   Net realized gain (loss)                              (25,484)          9,614
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                    (327,673)           (555)
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (353,157)          9,059
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              326,839         761,998
   Cost of units redeemed                               (349,405)        (64,574)
   Account charges                                       (61,157)        (38,654)
                                                    ------------    ------------
   Increase (decrease)                                   (83,723)        658,770
                                                    ------------    ------------
Net increase (decrease)                                 (436,880)        667,829
Net assets, beginning                                    840,034         172,205
                                                    ------------    ------------
Net assets, ending                                  $    403,154    $    840,034
                                                    ============    ============

Units sold                                                55,546          98,574
Units redeemed                                           (63,868)        (13,919)
                                                    ------------    ------------
Net increase (decrease)                                   (8,322)         84,655
Units outstanding, beginning                             109,937          25,282
                                                    ------------    ------------
Units outstanding, ending                                101,615         109,937
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,523,497
Cost of units redeemed                                                  (702,464)
Account charges                                                         (128,077)
Net investment income (loss)                                                   1
Net realized gain (loss)                                                  26,090
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (315,893)
                                                                   -------------
                                                                   $     403,154
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  3.97              102          $  403               N/A             -48.1%
12/31/07               7.64              110             840               N/A              12.2%
12/31/06               6.81               25             172               N/A              16.0%
12/31/05               5.87               14              82               N/A              10.8%
12/31/04               5.30               14              76               N/A              13.5%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%
12/31/04        0.0%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                               Financial Services

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      109,628    $      305,111            26,608
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      109,628
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      109,628            46,678    $         2.35
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        5,174
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                            5,174
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (22,886)
   Realized gain distributions                                            14,908
   Net change in unrealized appreciation (depreciation)                 (157,157)
                                                                  --------------
   Net gain (loss)                                                      (165,135)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (159,961)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      5,174    $      4,030
   Net realized gain (loss)                              (22,886)         14,549
   Realized gain distributions                            14,908          15,215
   Net change in unrealized appreciation
      (depreciation)                                    (157,157)        (90,809)
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (159,961)        (57,015)
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              127,161          34,397
   Cost of units redeemed                                (35,263)        (92,218)
   Account charges                                       (12,650)        (12,696)
                                                    ------------    ------------
   Increase (decrease)                                    79,248         (70,517)
                                                    ------------    ------------
Net increase (decrease)                                  (80,713)       (127,532)
Net assets, beginning                                    190,341         317,873
                                                    ------------    ------------
Net assets, ending                                  $    109,628    $    190,341
                                                    ============    ============

Units sold                                                25,356           4,979
Units redeemed                                           (11,549)        (14,802)
                                                    ------------    ------------
Net increase (decrease)                                   13,807          (9,823)
Units outstanding, beginning                              32,871          42,694
                                                    ------------    ------------
Units outstanding, ending                                 46,678          32,871
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     532,740
Cost of units redeemed                                                  (230,697)
Account charges                                                          (83,020)
Net investment income (loss)                                              22,006
Net realized gain (loss)                                                  32,149
Realized gain distributions                                               31,933
Net change in unrealized appreciation (depreciation)                    (195,483)
                                                                   -------------
                                                                   $     109,628
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  2.35               47          $  110               N/A             -59.4%
12/31/07               5.79               33             190               N/A             -22.2%
12/31/06               7.44               43             318               N/A              16.5%
12/31/05               6.39               45             289               N/A               5.8%
12/31/04               6.04               40             244               N/A              10.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        3.4%
12/31/07        1.6%
12/31/06        1.5%
12/31/05        1.4%
12/31/04        0.8%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                               Global Health Care

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      356,796    $      516,884            28,612
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      356,796
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      356,796            74,998    $         4.76
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               11,741
   Realized gain distributions                                            94,434
   Net change in unrealized appreciation (depreciation)                 (247,363)
                                                                  --------------
   Net gain (loss)                                                      (141,188)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (141,188)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        -
   Net realized gain (loss)                               11,741          16,137
   Realized gain distributions                            94,434             -
   Net change in unrealized appreciation
      (depreciation)                                    (247,363)         33,745
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (141,188)         49,882
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              123,872          66,751
   Cost of units redeemed                                (69,650)        (62,147)
   Account charges                                       (29,057)        (27,038)
                                                    ------------    ------------
   Increase (decrease)                                    25,165         (22,434)
                                                    ------------    ------------
Net increase (decrease)                                 (116,023)         27,448
Net assets, beginning                                    472,819         445,371
                                                    ------------    ------------
Net assets, ending                                  $    356,796    $    472,819
                                                    ============    ============

Units sold                                                24,995          14,109
Units redeemed                                           (20,940)        (17,903)
                                                    ------------    ------------
Net increase (decrease)                                    4,055          (3,794)
Units outstanding, beginning                              70,943          74,737
                                                    ------------    ------------
Units outstanding, ending                                 74,998          70,943
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $     964,361
Cost of units redeemed                                                  (439,857)
Account charges                                                         (169,792)
Net investment income (loss)                                                   8
Net realized gain (loss)                                                  67,730
Realized gain distributions                                               94,434
Net change in unrealized appreciation (depreciation)                    (160,088)
                                                                   -------------
                                                                   $     356,796
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  4.76               75          $  357               N/A             -28.6%
12/31/07               6.66               71             473               N/A              11.9%
12/31/06               5.96               75             445               N/A               5.3%
12/31/05               5.66               76             431               N/A               8.0%
12/31/04               5.24               61             321               N/A               9.4%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.0%
12/31/07        0.0%
12/31/06        0.0%
12/31/05        0.0%
12/31/04        0.0%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                                    Utilities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      442,108    $      686,915            33,042
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      442,108
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      442,108            70,857    $         6.24
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       16,200
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                           16,200
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                6,180
   Realized gain distributions                                            59,526
   Net change in unrealized appreciation (depreciation)                 (345,180)
                                                                  --------------
   Net gain (loss)                                                      (279,474)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (263,274)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     16,200    $     15,107
   Net realized gain (loss)                                6,180          53,664
   Realized gain distributions                            59,526          39,155
   Net change in unrealized appreciation
   (depreciation)                                       (345,180)         23,340
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (263,274)        131,266
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              173,466         398,166
   Cost of units redeemed                               (247,777)       (278,984)
   Account charges                                       (43,104)        (38,969)
                                                    ------------    ------------
   Increase (decrease)                                  (117,415)         80,213
                                                    ------------    ------------
Net increase (decrease)                                 (380,689)        211,479
Net assets, beginning                                    822,797         611,318
                                                    ------------    ------------
Net assets, ending                                  $    442,108    $    822,797
                                                    ============    ============

Units sold                                                21,221          49,326
Units redeemed                                           (39,569)        (40,076)
                                                    ------------    ------------
Net increase (decrease)                                  (18,348)          9,250
Units outstanding, beginning                              89,205          79,955
                                                    ------------    ------------
Units outstanding, ending                                 70,857          89,205
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,364,820
Cost of units redeemed                                                  (865,281)
Account charges                                                         (135,352)
Net investment income (loss)                                              65,899
Net realized gain (loss)                                                 146,152
Realized gain distributions                                              110,677
Net change in unrealized appreciation (depreciation)                    (244,807)
                                                                   -------------
                                                                   $     442,108
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  6.24               71          $  442               N/A             -32.4%
12/31/07               9.22               89             823               N/A              20.6%
12/31/06               7.65               80             611               N/A              25.5%
12/31/05               6.09               80             487               N/A              16.7%
12/31/04               5.22               34             179               N/A              28.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        2.6%
12/31/07        2.1%
12/31/06        3.5%
12/31/05        3.2%
12/31/04        2.0%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                                   High Yield

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      845,472    $    1,290,982           229,125
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      845,472
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      845,472           181,794    $         4.65
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      105,970
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                          105,970
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (22,295)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                 (371,966)
                                                                  --------------
   Net gain (loss)                                                      (394,261)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (288,291)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $    105,970    $     72,390
   Net realized gain (loss)                              (22,295)          1,548
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                    (371,966)        (65,520)
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (288,291)          8,418
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              348,219         369,828
   Cost of units redeemed                               (170,471)        (76,641)
   Account charges                                       (55,162)        (46,330)
                                                    ------------    ------------
   Increase (decrease)                                   122,586         246,857
                                                    ------------    ------------
Net increase (decrease)                                 (165,705)        255,275
Net assets, beginning                                  1,011,177         755,902
                                                    ------------    ------------
Net assets, ending                                  $    845,472    $  1,011,177
                                                    ============    ============

Units sold                                                60,383          62,166
Units redeemed                                           (40,570)        (22,461)
                                                    ------------    ------------
Net increase (decrease)                                   19,813          39,705
Units outstanding, beginning                             161,981         122,276
                                                    ------------    ------------
Units outstanding, ending                                181,794         161,981
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,779,967
Cost of units redeemed                                                  (619,281)
Account charges                                                         (155,102)
Net investment income (loss)                                             300,392
Net realized gain (loss)                                                 (14,994)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (445,510)
                                                                   -------------
                                                                   $     845,472
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  4.65              182        $    845               N/A             -25.7%
12/31/07               6.26              162           1,014               N/A               1.2%
12/31/06               6.18              122             756               N/A              10.8%
12/31/05               5.58               40             223               N/A               2.8%
12/31/04               5.43               36             197               N/A               8.6%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        11.4%
12/31/07         8.2%
12/31/06        12.8%
12/31/05         9.4%
12/31/04        16.1%

                AUL American Individual Variable Life Unit Trust
                                       AIM
                                   Real Estate

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,000,713    $    1,787,774           108,419
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    1,000,713
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    1,000,713           359,584    $         2.78
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       88,118
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                           88,118
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (13,721)
   Realized gain distributions                                           136,186
   Net change in unrealized appreciation (depreciation)                 (787,061)
                                                                  --------------
   Net gain (loss)                                                      (664,596)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (576,478)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                                   $       88,118
   Net realized gain (loss)                                              (13,721)
   Realized gain distributions                                           136,186
   Net change in unrealized appreciation
      (depreciation)                                                    (787,061)
                                                                  --------------

Increase (decrease) in net assets from operations                       (576,478)
                                                                  --------------

Contract owner transactions:
   Proceeds from units sold                                            1,685,030
   Cost of units redeemed                                                (48,478)
   Account charges                                                       (59,361)
                                                                  --------------
   Increase (decrease)                                                 1,577,191
                                                                  --------------
Net increase (decrease)                                                1,000,713
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $    1,000,713
                                                                  ==============

Units sold                                                               392,391
Units redeemed                                                           (32,807)
                                                                  --------------
Net increase (decrease)                                                  359,584
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                359,584
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                           $   1,685,030
Cost of units redeemed                                                   (48,478)
Account charges                                                          (59,361)
Net investment income (loss)                                              88,118
Net realized gain (loss)                                                 (13,721)
Realized gain distributions                                              136,186
Net change in unrealized appreciation (depreciation)                    (787,061)
                                                                   -------------
                                                                   $   1,000,713
                                                                   =============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08            $  2.78              360        $  1,001               N/A             -44.3%
05/01/08               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08           17.6%

                AUL American Individual Variable Life Unit Trust
                                Neuberger Berman
                          AMT Small Cap Growth Class S

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      238,839    $      389,716            28,603
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      238,839
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      238,839            51,397    $         4.65
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (3,557)
   Realized gain distributions                                            11,793
   Net change in unrealized appreciation (depreciation)                 (160,844)
                                                                  --------------
   Net gain (loss)                                                      (152,608)
                                                                  --------------
Increase (decrease) in net assets from operations                 $    (152,608)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        -
   Net realized gain (loss)                               (3,557)         13,987
   Realized gain distributions                            11,793           2,892
   Net change in unrealized appreciation
      (depreciation)                                    (160,844)        (13,291)
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (152,608)          3,588
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                               43,774          47,966
   Cost of units redeemed                                (12,675)       (113,995)
   Account charges                                       (15,677)        (14,038)
                                                    ------------    ------------
   Increase (decrease)                                    15,422         (80,067)
                                                    ------------    ------------
Net increase (decrease)                                 (137,186)        (76,479)
Net assets, beginning                                    376,025         452,504
                                                    ------------    ------------
Net assets, ending                                  $    238,839    $    376,025
                                                    ============    ============

Units sold                                                 7,329          11,845
Units redeemed                                            (4,909)        (22,164)
                                                    ------------    ------------
Net increase (decrease)                                    2,420         (10,319)
Units outstanding, beginning                              48,977          59,296
                                                    ------------    ------------
Units outstanding, ending                                 51,397          48,977
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    854,475
Cost of units redeemed                                                  (433,790)
Account charges                                                          (91,623)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                  32,592
Realized gain distributions                                               28,062
Net change in unrealized appreciation (depreciation)                    (150,877)
                                                                    ------------
                                                                    $    238,839
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   4.65               51        $    239               N/A             -39.5%
12/31/07               7.68               49             376               N/A               0.5%
12/31/06               7.64               59             453               N/A               5.2%
12/31/05               7.26               52             381               N/A               3.0%
12/31/04               7.05               49             345               N/A              11.9%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08            0.0%
12/31/07            0.0%
12/31/06            0.0%
12/31/05            0.4%
12/31/04            0.0%

                AUL American Individual Variable Life Unit Trust
                                Neuberger Berman
                                   AMT Regency

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      343,417    $      634,450            39,932
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      343,417
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      343,417            61,417    $         5.59
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        6,552
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                            6,552
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (32,275)
   Realized gain distributions                                             1,210
   Net change in unrealized appreciation (depreciation)                 (294,277)
                                                                  --------------
   Net gain (loss)                                                      (325,342)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (318,790)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      6,552    $      3,443
   Net realized gain (loss)                              (32,275)        112,315
   Realized gain distributions                             1,210          20,693
   Net change in unrealized appreciation
      (depreciation)                                    (294,277)        (45,962)
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (318,790)         90,489
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                               86,580         527,668
   Cost of units redeemed                               (142,087)     (1,049,690)
   Account charges                                       (29,830)        (54,309)
                                                    ------------    ------------
   Increase (decrease)                                   (85,337)       (576,331)
                                                    ------------    ------------
Net increase (decrease)                                 (404,127)       (485,842)
Net assets, beginning                                    747,544       1,233,386
                                                    ------------    ------------
Net assets, ending                                  $    343,417    $    747,544
                                                    ============    ============

Units sold                                                11,034          52,629
Units redeemed                                           (22,053)       (103,654)
                                                    ------------    ------------
Net increase (decrease)                                  (11,019)        (51,025)
Units outstanding, beginning                              72,436         123,461
                                                    ------------    ------------
Units outstanding, ending                                 61,417          72,436
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,574,327
Cost of units redeemed                                                (2,022,287)
Account charges                                                         (219,657)
Net investment income (loss)                                              15,273
Net realized gain (loss)                                                 145,231
Realized gain distributions                                              141,563
Net change in unrealized appreciation (depreciation)                    (291,033)
                                                                    ------------
                                                                    $    343,417
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   5.59               61       $     343               N/A             -45.8%
12/31/07              10.32               72             748               N/A               3.3%
12/31/06               9.99              123           1,233               N/A              11.1%
12/31/05               8.99              198           1,777               N/A              12.1%
12/31/04               8.02               37             299               N/A              22.3%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               1.2%
12/31/07               0.3%
12/31/06               0.4%
12/31/05               0.1%
12/31/04               0.0%

                AUL American Individual Variable Life Unit Trust
                                Neuberger Berman
                               AMT Short Term Bond

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      202,079    $      233,700            18,868
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      202,079
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      202,079           41,413     $         4.88
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $       25,602
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                           25,602
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (133,463)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (72,359)
                                                                  --------------
   Net gain (loss)                                                      (205,822)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (180,220)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     25,602    $     91,122
   Net realized gain (loss)                             (133,463)         11,169
   Realized gain distributions                               -              -
   Net change in unrealized appreciation
      (depreciation)                                     (72,359)         51,876
                                                    ------------    ------------

Increase (decrease) in net assets from operations       (180,220)        154,167
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                              838,445       1,552,945
   Cost of units redeemed                             (3,663,595)     (1,586,811)
   Account charges                                       (97,636)       (187,788)
                                                    ------------    ------------
   Increase (decrease)                                (2,922,786)       (221,654)
                                                    ------------    ------------
Net increase (decrease)                               (3,103,006)        (67,487)
Net assets, beginning                                  3,305,085       3,372,572
                                                    ------------    ------------
Net assets, ending                                  $    202,079    $  3,305,085
                                                    ============    ============

Units sold                                               156,678         289,203
Units redeemed                                          (701,631)       (329,724)
                                                    ------------    ------------
Net increase (decrease)                                 (544,953)        (40,521)
Units outstanding, beginning                             586,366         626,887
                                                    ------------    ------------
Units outstanding, ending                                 41,413         586,366
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  6,787,278
Cost of units redeemed                                                (6,159,988)
Account charges                                                         (534,579)
Net investment income (loss)                                             271,326
Net realized gain (loss)                                                (130,337)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (31,621)
                                                                    ------------
                                                                    $    202,079
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   4.88               41        $    202               N/A             -13.4%
12/31/07               5.64              586           3,305               N/A               4.8%
12/31/06               5.38              627           3,373               N/A               4.3%
12/31/05               5.16              422           2,176               N/A               1.4%
12/31/04               5.09               67             343               N/A               0.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               1.5%
12/31/07               2.7%
12/31/06               3.5%
12/31/05               3.9%
12/31/04               0.0%

                AUL American Individual Variable Life Unit Trust
                                     Calvert
                              Social Mid-Cap Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       24,873    $       36,168             1,309
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $       24,873
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $       24,873             6,331    $         3.93
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  657
   Realized gain distributions                                               243
   Net change in unrealized appreciation (depreciation)                  (14,576)
                                                                  --------------
   Net gain (loss)                                                       (13,676)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (13,676)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        584
   Net realized gain (loss)                                  657           1,539
   Realized gain distributions                               243             134
   Net change in unrealized appreciation
      (depreciation)                                     (14,576)          1,216
                                                    ------------    ------------

Increase (decrease) in net assets from operations        (13,676)          3,473
                                                    ------------    ------------

Contract owner transactions:
   Proceeds from units sold                                9,660           7,324
   Cost of units redeemed                                 (4,801)         (6,468)
   Account charges                                        (1,892)         (1,795)
                                                    ------------    ------------
   Increase (decrease)                                     2,967            (939)
                                                    ------------    ------------
Net increase (decrease)                                  (10,709)          2,534
Net assets, beginning                                     35,582          33,048
                                                    ------------    ------------
Net assets, ending                                  $     24,873    $     35,582
                                                    ============    ============

Units sold                                                 1,895           1,236
Units redeemed                                            (1,252)         (1,368)
                                                    ------------    ------------
Net increase (decrease)                                      643            (132)
Units outstanding, beginning                               5,688           5,820
                                                    ------------    ------------
Units outstanding, ending                                  6,331           5,688
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     61,171
Cost of units redeemed                                                   (20,827)
Account charges                                                           (7,761)
Net investment income (loss)                                                 584
Net realized gain (loss)                                                   2,624
Realized gain distributions                                                  377
Net change in unrealized appreciation (depreciation)                     (11,295)
                                                                    ------------
                                                                    $     24,873
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   3.93                6         $    25               N/A             -37.2%
12/31/07               6.26                6              36               N/A              10.2%
12/31/06               5.68                6              33               N/A               6.9%
12/31/05               5.31                5              24               N/A               0.4%
12/31/04               5.29                4              21               N/A               5.8%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               0.0%
12/31/07               1.7%
12/31/06               0.0%
12/31/05               0.0%
12/31/04               0.0%

                AUL American Individual Variable Life Unit Trust
                                     Dreyfus
                                VIF Appreciation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       10,780    $       14,765               375
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $       10,780
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $       10,780             2,282    $        4.72
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          337
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              337
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                 (815)
   Realized gain distributions                                             1,462
   Net change in unrealized appreciation (depreciation)                   (6,772)
                                                                  --------------
   Net gain (loss)                                                        (6,125)
                                                                  --------------
Increase (decrease) in net assets from operations                 $       (5,788)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
    Net investment income (loss)                    $        337    $        299
    Net realized gain (loss)                                (815)            690
    Realized gain distributions                            1,462             -
    Net change in unrealized appreciation
       (depreciation)                                     (6,772)            395
                                                    ------------    ------------
Increase (decrease) in net assets from operations         (5,788)          1,384
                                                    ------------    ------------
Contract owner transactions:
    Proceeds from units sold                               3,440           3,747
    Cost of units redeemed                                (7,770)         (3,658)
    Account charges                                       (1,114)         (1,192)
                                                    ------------    ------------
    Increase (decrease)                                   (5,444)         (1,103)
                                                    ------------    ------------
Net increase (decrease)                                  (11,232)             281
Net assets, beginning                                     22,012           21,731
                                                    ------------    ------------
Net assets, ending                                  $     10,780     $     22,012
                                                    ============    ============
Units sold                                                   587             574
Units redeemed                                            (1,579)           (753)
                                                    ------------    ------------
Net increase (decrease)                                     (992)           (179)
Units outstanding, beginning                               3,274           3,453
                                                    ------------    ------------
Units outstanding, ending                                  2,282           3,274
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     58,793
Cost of units redeemed                                                   (42,983)
Account charges                                                           (6,761)
Net investment income (loss)                                               1,415
Net realized gain (loss)                                                   2,839
Realized gain distributions                                                1,462
Net change in unrealized appreciation (depreciation)                      (3,985)
                                                                    ------------
                                                                    $     10,780
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   4.72               2         $     11               N/A             -29.7%
12/31/07               6.72               3               22               N/A               6.9%
12/31/06               6.29               3               22               N/A              16.3%
12/31/05               5.41               5               28               N/A               4.0%
12/31/04               5.20               4               21               N/A               4.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               2.1%
12/31/07               1.4%
12/31/06               2.0%
12/31/05               0.0%
12/31/04               4.8%

                AUL American Individual Variable Life Unit Trust
                                     Dreyfus
                                Technology Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $       69,393    $      101,999            11,120
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $       69,393
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $       69,393            18,616    $         3.73
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (2,908)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                  (36,344)
                                                                  --------------
   Net gain (loss)                                                       (39,252)
                                                                  --------------
Increase (decrease) in net assets from operations                 $      (39,252)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $        -      $        -
   Net realized gain (loss)                               (2,908)            844
   Realized gain distributions                               -               -
                                                    ------------    ------------
   Net change in unrealized appreciation
      (depreciation)                                     (36,344)          3,161
                                                    ------------    ------------
Increase (decrease) in net assets from operations        (39,252)          4,005
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                               84,480          36,912
   Cost of units redeemed                                (22,427)         (4,619)
   Account charges                                        (4,807)         (4,272)
                                                    ------------    ------------
   Increase (decrease)                                    57,246          28,021
                                                    ------------    ------------
Net increase (decrease)                                   17,994          32,026
Net assets, beginning                                     51,399          19,373
                                                    ------------    ------------
Net assets, ending                                  $     69,393    $     51,399
                                                    ============    ============
Units sold                                                15,966          6,069
Units redeemed                                            (5,452)         (1,462)
                                                    ------------    ------------
Net increase (decrease)                                   10,514           4,607
Units outstanding, beginning                               8,102           3,495
                                                    ------------    ------------
Units outstanding, ending                                 18,616           8,102
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    144,863
Cost of units redeemed                                                   (29,227)
Account charges                                                          (11,218)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                  (2,419)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                     (32,606)
                                                                    ------------
                                                                    $     69,393
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   3.73               19        $     69               N/A             -41.2%
12/31/07               6.34                8              51               N/A              14.4%
12/31/06               5.54                3              19               N/A               4.0%
12/31/05               5.33              -               -                 N/A               3.5%
12/31/04               5.15              -               -                 N/A               3.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               0.0%
12/31/07               0.0%
12/31/06               0.0%
12/31/05               0.0%
12/31/04               0.0%

                AUL American Individual Variable Life Unit Trust
                                    Vanguard
                                VF Mid Cap Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $    1,481,441    $    2,666,216           160,676
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $    1,481,441
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $    1,481,441           355,562    $         4.17
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $      24,372
   Mortality & expense charges                                              -
                                                                  --------------
   Net investment income (loss)                                          24,372
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (34,482)
   Realized gain distributions                                          214,478
   Net change in unrealized appreciation (depreciation)              (1,170,911)
                                                                  --------------
   Net gain (loss)                                                     (990,915)
                                                                  --------------
Increase (decrease) in net assets from operations                 $    (966,543)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $     24,372    $     16,646
   Net realized gain (loss)                              (34,482)         24,476
   Realized gain distributions                           214,478         140,211
   Net change in unrealized appreciation
      (depreciation)                                  (1,170,911)       (117,568)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (966,543)         63,765
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                            1,043,188       1,021,721
   Cost of units redeemed                               (252,650)       (328,886)
   Account charges                                      (124,331)        (93,141)
                                                    ------------    ------------
   Increase (decrease)                                   666,207         599,694
                                                    ------------    ------------
Net increase (decrease)                                 (300,336)        663,459
Net assets, beginning                                  1,781,777       1,118,318
                                                    ------------    ------------
Net assets, ending                                  $  1,481,441    $  1,781,777
                                                    ============    ============
Units sold                                               175,640         144,251
Units redeemed                                           (68,904)        (60,931)
                                                    ------------    ------------
Net increase (decrease)                                  106,736          83,320
Units outstanding, beginning                             248,826         165,506
                                                    ------------    ------------
Units outstanding, ending                                355,562         248,826
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  3,191,359
Cost of units redeemed                                                  (658,016)
Account charges                                                         (271,674)
Net investment income (loss)                                              43,954
Net realized gain (loss)                                                  (5,401)
Realized gain distributions                                              365,994
Net change in unrealized appreciation (depreciation)                  (1,184,775)
                                                                    ------------
                                                                    $  1,481,441
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   4.17              356       $   1,481               N/A             -41.8%
12/31/07               7.16              249           1,782               N/A               6.1%
12/31/06               6.75              165           1,113               N/A              13.8%
12/31/05               5.93               40             240               N/A              18.6%
04/20/05               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               1.5%
12/31/07               1.1%
12/31/06               0.4%
12/31/05               0.0%

                AUL American Individual Variable Life Unit Trust
                                    Vanguard
                             VF Small Company Growth

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      134,565    $      185,472            13,759
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      134,565
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      134,565           32,673     $         4.12
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        6,501
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                            6,501
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                             (277,784)
   Realized gain distributions                                           101,423
   Net change in unrealized appreciation (depreciation)                   (4,597)
                                                                  --------------
   Net gain (loss)                                                      (180,958)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (174,457)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      6,501    $        752
   Net realized gain (loss)                             (277,784)         (2,525)
   Realized gain distributions                           101,423          13,277
   Net change in unrealized appreciation
      (depreciation)                                      (4,597)       (49,692)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (174,457)        (38,188)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              270,481       1,108,426
   Cost of units redeemed                             (1,042,953)        (41,048)
   Account charges                                       (44,187)        (44,525)
                                                    ------------    ------------
   Increase (decrease)                                  (816,659)      1,022,853
                                                    ------------    ------------
Net increase (decrease)                                 (991,116)        984,665
Net assets, beginning                                  1,125,681         141,016
                                                    ------------    ------------
Net assets, ending                                  $    134,565    $  1,125,681
                                                    ============    ============
Units sold                                                48,773         159,121
Units redeemed                                          (181,541)        (15,185)
                                                    ------------    ------------
Net increase (decrease)                                 (132,768)        143,936
Units outstanding, beginning                             165,441          21,505
                                                    ------------    ------------
Units outstanding, ending                                 32,673         165,441
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,634,372
Cost of units redeemed                                                (1,199,865)
Account charges                                                          (93,807)
Net investment income (loss)                                               7,645
Net realized gain (loss)                                                (289,642)
Realized gain distributions                                              126,769
Net change in unrealized appreciation (depreciation)                     (50,907)
                                                                    ------------
                                                                    $    134,565
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   4.12               33        $    135               N/A             -39.5%
12/31/07               6.80              165           1,126               N/A               3.8%
12/31/06               6.56               21             140               N/A              10.2%
12/31/05               5.95                1               3               N/A              19.0%
04/20/05               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               1.0%
12/31/07               0.1%
12/31/06               0.5%
12/31/05               0.0%

                AUL American Individual Variable Life Unit Trust
                                    Vanguard
                           VF Total Bond Market Index

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      373,694    $      362,280            32,159
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      373,694
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      373,694           62,682     $         5.96
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        8,726
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                            8,726
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                1,309
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                    6,271
                                                                  --------------
   Net gain (loss)                                                         7,580
                                                                  --------------
Increase (decrease) in net assets from operations                 $       16,306
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      8,726    $      2,361
   Net realized gain (loss)                                1,309             922
   Realized gain distributions                               -               -
   Net change in unrealized appreciation
      (depreciation)                                       6,271           4,288
                                                    ------------    ------------
Increase (decrease) in net assets from operations         16,306           7,571
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              272,555         108,110
   Cost of units redeemed                                (58,554)             68
   Account charges                                       (18,562)         (7,375)
                                                    ------------    ------------
   Increase (decrease)                                   195,439         100,803
                                                    ------------    ------------
Net increase (decrease)                                  211,745         108,374
Net assets, beginning                                    161,949          53,575
                                                    ------------    ------------
Net assets, ending                                  $    373,694    $    161,949
                                                    ============    ============
Units sold                                                50,421          23,832
Units redeemed                                           (16,324)         (5,352)
                                                    ------------    ------------
Net increase (decrease)                                   34,097          18,480
Units outstanding, beginning                              28,585          10,105
                                                    ------------    ------------
Units outstanding, ending                                 62,682          28,585
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    434,206
Cost of units redeemed                                                   (58,489)
Account charges                                                          (27,238)
Net investment income (loss)                                              11,633
Net realized gain (loss)                                                   2,168
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                      11,414
                                                                    ------------
                                                                    $    373,694
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   5.96               63        $    374               N/A               5.2%
12/31/07               5.67               29             162               N/A               6.9%
12/31/06               5.30               10              54               N/A               4.3%
12/31/05               5.08                1               3               N/A               1.6%
04/20/05               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               3.3%
12/31/07               2.2%
12/31/06               1.9%
12/31/05               0.0%

                AUL American Individual Variable Life Unit Trust
                                    Vanguard
                          Diversified Value (unaudited)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          -      $          -
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $          -
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $          -                 -      $         3.44
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      -
                                                                  --------------
   Net gain (loss)                                                           -
                                                                  --------------
Increase (decrease) in net assets from operations                 $          -
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    For the period
                                                     from 5/01/08
                                                     to 12/31/08
                                                    --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $         -
   Net realized gain (loss)                                    -
   Realized gain distributions                                 -
   Net change in unrealized appreciation
      (depreciation)                                           -
                                                    --------------
Increase (decrease) in net assets from operations              -
                                                    --------------
Contract owner transactions:
   Proceeds from units sold                                    -
   Cost of units redeemed                                      -
   Account charges                                             -
                                                    --------------
   Increase (decrease)                                         -
                                                    --------------
Net increase (decrease)                                        -
Net assets, beginning                                          -
                                                    --------------
Net assets, ending                                  $          -
                                                    ==============
Units sold                                                     -
Units redeemed                                                 -
                                                    --------------
Net increase (decrease)                                        -
Units outstanding, beginning                                   -
                                                    --------------
Units outstanding, ending                                      -
                                                    ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        -
Cost of units redeemed                                                       -
Account charges                                                              -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         -
                                                                    ------------
                                                                    $        -
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   3.44                0        $    -                 N/A             -31.1%
05/01/08               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               0.0%

                AUL American Individual Variable Life Unit Trust
                                     Timothy
                          Conservative Growth Variable

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      351,183    $      514,928            43,037
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $      351,183
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      351,183           75,786     $         4.63
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                              STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        9,902
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                            9,902
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                              (12,654)
   Realized gain distributions                                            30,950
   Net change in unrealized appreciation (depreciation)                 (179,159)
                                                                  --------------
   Net gain (loss)                                                      (160,863)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (150,961)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      9,902    $        -
   Net realized gain (loss)                              (12,654)            874
   Realized gain distributions                            30,950           7,692
   Net change in unrealized appreciation
      (depreciation)                                    (179,159)        (28,825)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (150,961)        (20,259)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              199,957         290,627
   Cost of units redeemed                               (108,440)        (38,436)
   Account charges                                       (13,404)        (11,898)
                                                    ------------    ------------
   Increase (decrease)                                    78,113         240,293
                                                    ------------    ------------
Net increase (decrease)                                  (72,848)        220,034
Net assets, beginning                                    424,031         203,997
                                                    ------------    ------------
Net assets, ending                                  $    351,183    $    424,031
                                                    ============    ============
Units sold                                                32,800          39,797
Units redeemed                                           (22,414)         (8,602)
                                                    ------------    ------------
Net increase (decrease)                                   10,386          31,195
Units outstanding, beginning                              65,400          34,205
                                                    ------------    ------------
Units outstanding, ending                                 75,786          65,400
                                                    ============    ============

--------------------------------------------------------------------------------
                      Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    671,662
Cost of units redeemed                                                  (172,294)
Account charges                                                          (32,767)
Net investment income (loss)                                              15,596
Net realized gain (loss)                                                 (10,599)
Realized gain distributions                                               43,330
Net change in unrealized appreciation (depreciation)                    (163,745)
                                                                    ------------
                                                                    $    351,183
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   4.63               76        $    351               N/A             -28.5%
12/31/07               6.48               65             424               N/A               8.8%
12/31/06               5.96               34             204               N/A               9.2%
12/31/05               5.46               21             114               N/A               9.2%
04/20/05               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               2.6%
12/31/07               0.0%
12/31/06               3.5%
12/31/05               0.3%

                AUL American Individual Variable Life Unit Trust
                                     Timothy
                            Strategic Growth Variable

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $      231,650    $      393,930            36,138
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased       $          -
                                      --------------
Investments                           $      231,650
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $      231,650            55,878    $         4.15
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $        4,469
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                            4,469
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                               (5,280)
   Realized gain distributions                                            34,372
   Net change in unrealized appreciation (depreciation)                 (168,106)
                                                                  --------------
   Net gain (loss)                                                      (139,014)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (134,545)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      Year ended      Year ended
                                                      12/31/2008      12/31/2007
                                                    ------------    ------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                     $      4,469    $        -
   Net realized gain (loss)                               (5,280)            883
   Realized gain distributions                            34,372           9,031
   Net change in unrealized appreciation
      (depreciation)                                    (168,106)        (13,611)
                                                    ------------    ------------
Increase (decrease) in net assets from operations       (134,545)         (3,697)
                                                    ------------    ------------
Contract owner transactions:
   Proceeds from units sold                              143,111         270,349
   Cost of units redeemed                                (18,661)        (49,410)
   Account charges                                       (21,525)        (13,378)
                                                    ------------    ------------
   Increase (decrease)                                   102,925         207,561
                                                    ------------    ------------
Net increase (decrease)                                  (31,620)        203,864
Net assets, beginning                                    263,270          59,406
                                                    ------------    ------------
Net assets, ending                                  $    231,650    $    263,270
                                                    ============    ============
Units sold                                                24,275          38,892
Units redeemed                                            (6,785)       (10,044)
                                                    ------------    ------------
Net increase (decrease)                                   17,490          28,848
Units outstanding, beginning                              38,388           9,540
                                                    ------------    ------------
Units outstanding, ending                                 55,878          38,388
                                                    ============    ============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $    472,045
Cost of units redeemed                                                   (85,277)
Account charges                                                          (40,517)
Net investment income (loss)                                               5,696
Net realized gain (loss)                                                  (4,208)
Realized gain distributions                                               46,191
Net change in unrealized appreciation (depreciation)                    (162,280)
                                                                    ------------
                                                                    $    231,650
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   4.15              56         $    232               N/A             -39.6%
12/31/07               6.86              38              263               N/A              10.1%
12/31/06               6.23               9               59               N/A               9.9%
12/31/05               5.67               4               20               N/A              13.4%
04/20/05               5.00             -                -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              1.8%
12/31/07              0.0%
12/31/06              3.1%
12/31/05              0.0%

                AUL American Individual Variable Life Unit Trust
                               Franklin Templeton
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $        3,856    $        3,588               350
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $        3,856
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $        3,856             1,155    $         3.34
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   (1)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      268
                                                                  --------------
   Net gain (loss)                                                           267
                                                                  --------------
Increase (decrease) in net assets from operations                 $          267
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                      from 5/01/08
                                                      to 12/31/08
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -
   Net realized gain (loss)                                      (1)
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                            268
                                                     --------------
Increase (decrease) in net assets from operations               267
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                   3,612
   Cost of units redeemed                                       -
   Account charges                                              (23)
                                                     --------------
   Increase (decrease)                                        3,589
                                                     --------------
Net increase (decrease)                                       3,856
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $        3,856
                                                     ==============
Units sold                                                    1,155
Units redeemed                                                  -
                                                     --------------
Net increase (decrease)                                       1,155
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                     1,155
                                                     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      3,612
Cost of units redeemed                                                       -
Account charges                                                              (23)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                      (1)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         268
                                                                    ------------
                                                                    $      3,856
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   3.34               1         $      4               N/A             -33.2%
05/01/08               5.00             -                -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               0.0%

                AUL American Individual Variable Life Unit Trust
                               Franklin Templeton
                                   Global Inc

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $        7,342    $        7,083               421
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $        7,342
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $        7,342             1,451    $         5.06
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------
Gain (loss) on investments:
   Net realized gain (loss)                                                   (1)
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                      259
                                                                  --------------
   Net gain (loss)                                                           258
                                                                  --------------
Increase (decrease) in net assets from operations                 $          258
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                      from 5/01/08
                                                      to 12/31/08
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -
   Net realized gain (loss)                                      (1)
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                            259
                                                     --------------
Increase (decrease) in net assets from operations               258
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                   7,140
   Cost of units redeemed                                       -
   Account charges                                              (56)
                                                     --------------
   Increase (decrease)                                        7,084
                                                     --------------
Net increase (decrease)                                       7,342
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $        7,342
                                                     ==============
Units sold                                                    1,451
Units redeemed                                                  -
                                                     --------------
Net increase (decrease)                                       1,451
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                     1,451
                                                     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      7,140
Cost of units redeemed                                                       -
Account charges                                                              (56)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                      (1)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         259
                                                                    ------------
                                                                    $      7,342
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   5.06                1        $      7               N/A               1.2%
05/01/08               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08               0.0%

                AUL American Individual Variable Life Unit Trust
                               Franklin Templeton
                             VIP Founding Allocation

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $          519    $          505                92
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $          519
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $          519               154    $         3.36
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
   Dividend income                                                $          -
   Mortality & expense charges                                               -
                                                                  --------------
   Net investment income (loss)                                              -
                                                                  --------------

Gain (loss) on investments:
   Net realized gain (loss)                                                  -
   Realized gain distributions                                               -
   Net change in unrealized appreciation (depreciation)                       14
                                                                  --------------
   Net gain (loss)                                                            14
                                                                  --------------
Increase (decrease) in net assets from operations                 $           14
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     For the period
                                                      from 5/01/08
                                                      to 12/31/08
                                                     --------------
Increase (decrease) in net assets from operations:
   Net investment income (loss)                      $          -
   Net realized gain (loss)                                     -
   Realized gain distributions                                  -
   Net change in unrealized appreciation
      (depreciation)                                             14
                                                     --------------
Increase (decrease) in net assets from operations                14
                                                     --------------
Contract owner transactions:
   Proceeds from units sold                                     505
   Cost of units redeemed                                       -
   Account charges                                              -
                                                     --------------
   Increase (decrease)                                          505
                                                     --------------
Net increase (decrease)                                         519
Net assets, beginning                                           -
                                                     --------------
Net assets, ending                                   $          519
                                                     ==============
Units sold                                                      154
Units redeemed                                                  -
                                                     --------------
Net increase (decrease)                                         154
Units outstanding, beginning                                    -
                                                     --------------
Units outstanding, ending                                       154
                                                     ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $        505
Cost of units redeemed                                                       -
Account charges                                                              -
Net investment income (loss)                                                 -
Net realized gain (loss)                                                     -
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                          14
                                                                    ------------
                                                                    $        519
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08           $   3.36                0        $      1               N/A              -32.7%
05/01/08               5.00              -               -                 N/A                0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              0.0%

                 AUL American Individual Variable Life Unit Trust
                                AllianceBernstein
                       VPS International Growth (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $          208    $          330                16
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $          208
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $          208                78    $         2.65
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                  (128)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                      (122)
                                                                  --------------
  Net gain (loss)                                                           (250)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (250)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                    $          -
  Net realized gain (loss)                                                  (128)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                      (122)
                                                                  --------------
Increase (decrease) in net assets from operations                           (250)
                                                                  --------------
Contract owner transactions:
  Proceeds from units sold                                                 1,546
  Cost of units redeemed                                                  (1,038)
  Account charges                                                            (50)
                                                                  --------------
  Increase (decrease)                                                        458
                                                                  --------------
Net increase (decrease)                                                      208
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $          208
                                                                  ==============
Units sold                                                                   368
Units redeemed                                                              (290)
                                                                  --------------
Net increase (decrease)                                                       78
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                     78
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      1,546
Cost of units redeemed                                                    (1,038)
Account charges                                                              (50)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                    (128)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                        (122)
                                                                    ------------
                                                                    $        208
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net xsassets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from comme ncement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Vari able Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     2.65                0        $        0                N/A             -46.9%
05/01/08             5.00              -                 -                  N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              0.0%

                AUL American Individual Variable Life Unit Trust
                                AllianceBernstein
                        VPS International Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    1,156,377    $    2,067,975           104,649
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    1,156,377
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $    1,156,377           476,783    $         2.43
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                               (11,988)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (911,598)
                                                                  --------------
  Net gain (loss)                                                       (923,586)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (923,586)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                    $          -
  Net realized gain (loss)                                               (11,988)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (911,598)
                                                                  --------------
Increase (decrease) in net assets from operations                       (923,586)
                                                                  --------------
Contract owner transactions:
  Proceeds from units sold                                             2,204,880
  Cost of units redeemed                                                 (55,847)
  Account charges                                                        (69,070)
                                                                  --------------
  Increase (decrease)                                                  2,079,963
                                                                  --------------
Net increase (decrease)                                                1,156,377
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $    1,156,377
                                                                  ==============
Units sold                                                               518,032
Units redeemed                                                           (41,249)
                                                                  --------------
Net increase (decrease)                                                  476,783
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                476,783
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  2,204,880
Cost of units redeemed                                                   (55,847)
Account charges                                                          (69,070)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                 (11,988)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (911,598)
                                                                    ------------
                                                                    $  1,156,377
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     2.43              477        $    1,156                N/A             -51.5%
05/01/08             5.00              -                 -                  N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              0.0%

                AUL American Individual Variable Life Unit Trust
                                AllianceBernstein
                        VPS Small/Mid Cap Value (Class A)

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $      699,888    $    1,041,633            70,553
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $      699,888
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $      699,888           218,715    $         3.20
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (5,086)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (341,745)
                                                                  --------------
  Net gain (loss)                                                       (346,831)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (346,831)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                    $          -
  Net realized gain (loss)                                                (5,086)
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                  (341,745)
                                                                  --------------
Increase (decrease) in net assets from operations                       (346,831)
                                                                  --------------
Contract owner transactions:
  Proceeds from units sold                                             1,116,473
  Cost of units redeemed                                                 (33,419)
  Account charges                                                        (36,335)
                                                                  --------------
  Increase (decrease)                                                  1,046,719
                                                                  --------------
Net increase (decrease)                                                  699,888
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $      699,888
                                                                  ==============
Units sold                                                               237,709
Units redeemed                                                           (18,994)
                                                                  --------------
Net increase (decrease)                                                  218,715
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                218,715
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,116,473
Cost of units redeemed                                                   (33,419)
Account charges                                                          (36,335)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                  (5,086)
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                    (341,745)
                                                                    ------------
                                                                    $    699,888
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     3.20              219        $      700                N/A             -36.0%
05/01/08             5.00              -                 -                  N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              0.0%

                AUL American Individual Variable Life Unit Trust
                                    Columbia
                               Federal Securities

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $       12,456    $       11,947             1,174
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $       12,456
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $       12,456             2,349    $         5.30
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $          -
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                               -
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                     7
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       509
                                                                  --------------
  Net gain (loss)                                                            516
                                                                  --------------
Increase (decrease) in net assets from operations                 $          516
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                    $          -
  Net realized gain (loss)                                                     7
  Realized gain distributions                                                -
  Net change in unrealized appreciation (depreciation)                       509
                                                                  --------------
Increase (decrease) in net assets from operations                            516
                                                                  --------------
Contract owner transactions:
  Proceeds from units sold                                                12,213
  Cost of units redeemed                                                      -
  Account charges                                                           (273)
                                                                  --------------
  Increase (decrease)                                                     11,940
                                                                  --------------
Net increase (decrease)                                                   12,456
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $       12,456
                                                                  ==============
Units sold                                                                 2,349
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                    2,349
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                  2,349
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $     12,213
Cost of units redeemed                                                       -
Account charges                                                             (273)
Net investment income (loss)                                                 -
Net realized gain (loss)                                                       7
Realized gain distributions                                                  -
Net change in unrealized appreciation (depreciation)                         509
                                                                    ------------
                                                                    $     12,456
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     5.30                2        $       12                N/A               6.1%
05/01/08             5.00              -                 -                  N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              0.0%

                AUL American Individual Variable Life Unit Trust
                                    Columbia
                                 Small Cap Value

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                       Investments           Cost of       Mutual Fund
                                          at Value       Investments            Shares
                                    --------------    --------------    --------------
Investments                         $    1,027,392    $    1,497,319            90,519
Receivables: investments sold                  -      ==============    ==============
Payables: investments purchased                -
                                    --------------
Net assets                          $    1,027,392
                                    ==============

                                                               Units      Accumulation
                                        Net Assets       Outstanding        Unit Value
                                    --------------    --------------    --------------
                                    $    1,027,392           275,200    $         3.73
                                    ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $        8,322
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                             8,322
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                (7,394)
  Realized gain distributions                                            142,313
  Net change in unrealized appreciation (depreciation)                  (469,927)
                                                                  --------------
  Net gain (loss)                                                       (335,008)
                                                                  --------------
Increase (decrease) in net assets from operations                 $     (326,686)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                    $        8,322
  Net realized gain (loss)                                                (7,394)
  Realized gain distributions                                            142,313
  Net change in unrealized appreciation (depreciation)                  (469,927)
                                                                  --------------
Increase (decrease) in net assets from operations                       (326,686)
                                                                  --------------
Contract owner transactions:
  Proceeds from units sold                                             1,455,392
  Cost of units redeemed                                                 (45,193)
  Account charges                                                        (56,121)
                                                                  --------------
  Increase (decrease)                                                  1,354,078
                                                                  --------------
Net increase (decrease)                                                1,027,392
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $    1,027,392
                                                                  ==============
Units sold                                                               299,729
Units redeemed                                                           (24,529)
                                                                  --------------
Net increase (decrease)                                                  275,200
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                275,200
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $  1,455,392
Cost of units redeemed                                                   (45,193)
Account charges                                                          (56,121)
Net investment income (loss)                                               8,322
Net realized gain (loss)                                                  (7,394)
Realized gain distributions                                              142,313
Net change in unrealized appreciation (depreciation)                    (469,927)
                                                                    ------------
                                                                    $  1,027,392
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                     Units                         Expense as a
                               Outstanding        Net Assets       % of Average
               Unit Value           (000s)            (000s)         Net Assets       Total Return
               -----------------------------------------------------------------------------------
12/31/08       $     3.73              275        $    1,027                N/A             -25.3%
05/01/08             5.00              -                 -                  N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08              1.6%

                AUL American Individual Variable Life Unit Trust
                                      Royce
                                    Small Cap

--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
                                December 31, 2008

                                         Investments           Cost of       Mutual Fund
                                            at Value       Investments            Shares
                                      --------------    --------------    --------------
Investments                           $        6,846    $        7,322             1,066
Receivables: investments sold                    -      ==============    ==============
Payables: investments purchased                  -
                                      --------------
Net assets                            $        6,846
                                      ==============

                                                                 Units      Accumulation
                                          Net Assets       Outstanding        Unit Value
                                      --------------    --------------    --------------
                                      $        6,846             1,931    $         3.54
                                      ==============    ==============    ==============

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                      For the year ended December 31, 2008

Investment income:
  Dividend income                                                 $           16
  Mortality & expense charges                                                -
                                                                  --------------
  Net investment income (loss)                                                16
                                                                  --------------
Gain (loss) on investments:
  Net realized gain (loss)                                                   (25)
  Realized gain distributions                                                202
  Net change in unrealized appreciation (depreciation)                      (476)
                                                                  --------------
  Net gain (loss)                                                           (299)
                                                                  --------------
Increase (decrease) in net assets from operations                 $         (283)
                                                                  ==============

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                  For the period
                                                                   from 5/01/08
                                                                    to 12/31/08
                                                                  --------------
Increase (decrease) in net assets from operations:
  Net investment income (loss)                                    $           16
  Net realized gain (loss)                                                   (25)
  Realized gain distributions                                                202
  Net change in unrealized appreciation (depreciation)                     (476)
                                                                  --------------
Increase (decrease) in net assets from operations                           (283)
                                                                  --------------
Contract owner transactions:
  Proceeds from units sold                                                 7,230
  Cost of units redeemed                                                     -
  Account charges                                                           (101)
                                                                  --------------
  Increase (decrease)                                                      7,129
                                                                  --------------
Net increase (decrease)                                                    6,846
Net assets, beginning                                                        -
                                                                  --------------
Net assets, ending                                                $        6,846
                                                                  ==============
Units sold                                                                 1,931
Units redeemed                                                               -
                                                                  --------------
Net increase (decrease)                                                    1,931
Units outstanding, beginning                                                 -
                                                                  --------------
Units outstanding, ending                                                  1,931
                                                                  ==============

--------------------------------------------------------------------------------
                   Cumulative Net Assets at December 31, 2008
--------------------------------------------------------------------------------

Proceeds from units sold                                            $      7,230
Cost of units redeemed                                                       -
Account charges                                                             (101)
Net investment income (loss)                                                  16
Net realized gain (loss)                                                     (25)
Realized gain distributions                                                  202
Net change in unrealized appreciation (depreciation)                        (476)
                                                                    ------------
                                                                    $      6,846
                                                                    ============

The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Accumulation Unit Value - A summary of unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from commencement of operations are presented below. The total returns presented are based on the change in unit values extended to six decimal places net of mortality and expense risk charges. The Variable Account uses these unit values for processing participant transactions.

                                       Units                      Expense as a
                                 Outstanding      Net Assets      % of Average
                 Unit Value           (000s)          (000s)        Net Assets       Total Return
                 --------------------------------------------------------------------------------
12/31/08         $     3.54                2      $        7               N/A             -29.1%
05/01/08               5.00              -               -                 N/A               0.0%

Investment income ratio - The following represents the ratio of gross income (ie; dividend income) to average net assets expressed as a percent. The information pertains to years 2004 thru 2008 or from commencement date. A zero ratio indicates no gross income has been received during the year.

12/31/08        0.5%

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The AUL American Individual Variable Life Unit Trust (Variable Account) was established by American United Life Insurance Company (AUL) on July 10, 1997, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account commenced on April 30, 1998. The Variable Account is a segregated investment account for individual variable life insurance contracts issued by AUL and invests exclusively in shares of mutual fund portfolios offered by:

   Mutual Fund                                              Referred to as
   -----------------------------------------------------------------------------
   OneAmerica Funds, Inc                                    OneAmerica Funds
   -----------------------------------------------------------------------------
   Fidelity Variable Insurance Products Fund                Fidelity
   -----------------------------------------------------------------------------
   American Century Variable Portfolios, Inc.               American Century
   -----------------------------------------------------------------------------
   Alger American Fund                                      Alger
   -----------------------------------------------------------------------------
   T. Rowe Price Equity Series, Inc                         T. Rowe Price
   -----------------------------------------------------------------------------
   T. Rowe Price Fixed Income Series, Inc.                  T. Rowe Price
   -----------------------------------------------------------------------------
   Janus Aspen Series                                       Janus
   -----------------------------------------------------------------------------
   Pioneer Variable Contracts Trust                         Pioneer
   -----------------------------------------------------------------------------
   AIM Variable Insurance Funds                             AIM
   -----------------------------------------------------------------------------
   Neuberger Berman Advisers Management Trust               Neuberger Berman
   -----------------------------------------------------------------------------
   Calvert Variable Series, Inc.                            Calvert
   -----------------------------------------------------------------------------
   Dreyfus Variable Investment Portfolios                   Dreyfus
   -----------------------------------------------------------------------------
   Dreyfus Variable Investment Fund                         Dreyfus
   -----------------------------------------------------------------------------
   Vanguard Variable Insurance Funds                        Vanguard
   -----------------------------------------------------------------------------
   Timothy Plan Portfolio Variable Series                   Timothy
   -----------------------------------------------------------------------------
   Royce Capital Funds                                      Royce
   -----------------------------------------------------------------------------
   Columbia Management Funds                                Columbia
   -----------------------------------------------------------------------------
   Alliance Bernstein Institutional Investments             Alliance Bernstein
   -----------------------------------------------------------------------------

This annual report includes information related to investment subaccounts for which there has been no investing or income and expense transactions through December 31, 2008 or for which investment income and expense transactions commenced at various dates during 2008 and prior years.

For periods prior to commencement of investing transactions, management has presented the unit values, expenses as a percentage of average net assets and total return for these investment subaccounts using an inception date unit value of $5.00, adjusted for contractual expense rates.

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Report of Independent Registered Public Accounting Firm appearing on page 2 does not cover the financial statements presented as "Unaudited". Accumulation unit values and total returns for such sub-accounts with zero net assets at the period end represent hypothetical amounts based on the performance of the underlying mutual fund for the respective period.

ACCUMULATION UNITS AND UNIT VALUE CLASSES

In the Statement of Net Assets the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

SECURITY VALUATION, TRANSACTIONS AND RELATED INCOME

The value of investments is based on the Net Asset Value (NAV) reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gains distributions are recorded on the ex-date. Realized gains and losses are calculated using the first in, first out (FIFO) accounting basis.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No.157 applies to fair value measurements already required or permitted by existing standards.

Effective January 1, 2008, the Variable Account adopted SFAS No. 157.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk etc.)

Level 3 - significant unobservable inputs (including the subaccounts own assumptions in determining the fair value of investments)

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Variable Account's assets carried at fair value:

-----------------------------------------------------------------------------------
                                                   INVESTMENTS      OTHER FINANCIAL
               VALUATION INPUTS                   IN SECURITIES      INSTRUMENTS*
--------------------------------------------------------------------------------
LEVEL 1 - QUOTED PRICES                           $105,850,517            $0
--------------------------------------------------------------------------------
LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS          $0                 $0
--------------------------------------------------------------------------------
LEVEL 3 - SIGNIFICANT UNOBSERVABLE INPUTS              $0                 $0
--------------------------------------------------------------------------------
TOTAL                                             $105,850,517            $0
-----------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The investments in each subaccount are all classified as Level 1.

As of December 31, 2007 and 2008, the Variable Account did not use significant unobservable inputs (Level 3) in determining the valuation of investments.

RELATED PARTY TRANSACTIONS

AUL, the sponsor of the Variable Account, also acts as the investment advisor for OneAmerica Funds, Inc., a mutual fund offered within the Variable Account. The OneAmerica Funds Inc. is comprised of Value, Money Market, Asset Director, Investment Grade Bond, and Socially Responsive (not available for the Variable Account) portfolio. OneAmerica Funds, Inc. has an investment advisory agreement with AUL. Under the investment advisory agreement, AUL is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio as follows:

Value                 0.50%          Investment Grade Bond          0.50%
Money Market          0.40%          Asset Director                 0.50%

Such fees are included in the calculation of the Net Asset Value per share of the underlying mutual funds.

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Effective January 1, 2007, the Variable Account adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense.

Management of the Variable Account has reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's net assets or results of operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                   AUL American Individual Variable Life Unit
                       Trust NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPORTING PERIODS

Periods less than a calendar year represent the date of commencement of operations to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

2. ACCOUNT CHARGES

With respect to variable life insurance policies funded by the Variable Account, total account charges during the years ended December 31, 2008 and December 31, 2007 were $8,502,684 and $8,220,738 respectively. The account charges are recorded as a redemption in the accompanying statement of changes in net assets. Account charge deductions are described as follows:

MODIFIED SINGLE PREMIUM POLICY: AUL assesses (1) cost of insurance charges, (2) monthly administrative charges not to exceed 0.40% of the account value on an annual basis, (3) mortality and expense risk charges of 0.90% per year for the first 10 policy years and 0.80% per year thereafter, (4) federal tax charges equal to 0.15% of the account value each year for the first 10 years, (5) an annual contract charge of $30.00 each year in which an individual policy's account value does not exceed a specific amount, (6) in the event of surrender, a surrender charge of 10% decreasing to 0% of premiums surrendered, depending upon policy duration and (7) monthly premium tax charges at an annual rate of ..25% of the account value during the first ten policy years. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

FLEXIBLE PREMIUM ADJUSTABLE POLICY: AUL assesses (1) cost of insurance charges,
(2) monthly administrative charges of $17.50 per month in the first year and $10.00 per month thereafter, (3) mortality and expense risk charges of 0.75% per year for the first 10 policy years and 0.25% thereafter and (4) state and local premium taxes of 2.5% of premium and sales charges of 2.5% of premium and (5) in the event of a surrender, 100% of target premium for the first five contract years, reduced by 10% each year for contract years 6 through 15. The cost of additional policy riders is assessed on a monthly basis and will vary depending upon the riders chosen.

3. NEW ACCOUNTING STANDARDS

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

                AUL American Individual Variable Life Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

3. NEW ACCOUNTING STANDARDS (CONTINUED)

The application of FAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. The Variable Account does not currently own any derivatives instruments, therefore does not expect additional disclosure will be required upon adoption.

On September 12, 2008, the FASB issued FASB Staff Position ("FSP") No. FAS 133-1 and FASB Interpretation Number ("FIN") 45-4 ("FSP 133-1 and FIN 45-4"), "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161". FSP 133-1 and FIN 45-4 was effective for reporting periods (annual or interim) ending after November 15, 2008. The Variable Account does not currently own any derivatives instruments, therefore additional disclosure was not required upon adoption.

ONEAMERICA FINANCIAL PARTNERS, INC.
REPORT OF INDEPENDENT AUDITORS
ON CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 2008, 2007 AND 2006

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of American United Mutual Insurance Holding Company and OneAmerica Financial Partners, Inc.

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, changes in shareholder's equity and comprehensive income, and cash flows present fairly, in all material respects, the financial position of OneAmerica Financial Partners, Inc., and subsidiaries (the "Company") at December 31, 2008 and December 31, 2007, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2008 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

Indianapolis, Indiana
March 17, 2009

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED BALANCE SHEETS

December 31                                                                      2008      (in millions)      2007
------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities - available for sale, at fair value:
    (amortized cost:  2008 - $8,386.4; 2007 - $7,290.7)                     $ 7,934.3                    $ 7,369.3
  Equity securities at fair value:
    (cost:  2008 - $102.6; 2007 - $35.5)                                         90.7                         47.8
  Mortgage loans                                                              1,419.7                      1,394.6
  Real estate, net                                                               49.0                         45.5
  Policy loans                                                                  234.2                        225.3
  Short-term and other invested assets                                           14.6                          9.8
  Cash and cash equivalents                                                     241.4                        152.7
------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS                                                         9,983.9                      9,245.0
Accrued investment income                                                       118.1                        101.5
Reinsurance receivables                                                       2,101.0                      2,017.1
Deferred acquisition costs                                                      715.8                        647.9
Value of business acquired                                                      117.8                        105.6
Property and equipment, net                                                      52.5                         61.6
Insurance premiums in course of collection                                       24.0                         21.6
Federal income taxes                                                             94.9                          1.9
Other assets                                                                     78.9                         85.7
Assets held in separate accounts                                              5,206.8                      7,633.1
------------------------------------------------------------------------------------------------------------------
    TOTAL ASSETS                                                            $18,493.7                    $19,921.0
==================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY
LIABILITIES
  Policy reserves                                                           $10,429.6                    $ 9,819.5
  Other policyholder funds                                                      891.2                        205.5
  Pending policyholder claims                                                   255.2                        245.6
  Surplus notes and notes payable                                               275.0                        275.0
  Federal income taxes                                                              -                         87.0
  Other liabilities and accrued expenses                                        331.3                        267.0
  Deferred gain on indemnity reinsurance                                         62.3                         67.5
  Liabilities related to separate accounts                                    5,206.8                      7,633.1
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES                                                        17,451.4                     18,600.2
==================================================================================================================
SHAREHOLDER'S EQUITY
  Common stock, no par value - authorized
    1,000 shares; issued and outstanding 100 shares                                 -                            -
  Retained earnings                                                           1,317.5                      1,278.0
  Accumulated other comprehensive income (loss):
    Unrealized appreciation (depreciation) of securities, net of tax           (233.8)                        54.5
    Benefit plans, net of tax                                                   (41.4)                       (11.7)
------------------------------------------------------------------------------------------------------------------
    TOTAL SHAREHOLDER'S EQUITY                                                1,042.3                      1,320.8
------------------------------------------------------------------------------------------------------------------
    TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY                              $18,493.7                    $19,921.0
==================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF OPERATIONS

                                                                                Year ended December 31
                                                                            ------------------------------
(in millions)                                                                   2008       2007       2006
----------------------------------------------------------------------------------------------------------
REVENUES:
  Insurance premiums and other considerations                               $  342.9   $  344.4   $  406.4
  Policy and contract charges                                                  181.0      190.4      173.9
  Net investment income                                                        584.2      534.3      522.6
  Realized investment losses, net                                              (20.6)      (2.7)      (5.3)
  Other income                                                                  22.4       37.4       28.8
----------------------------------------------------------------------------------------------------------
    TOTAL REVENUES                                                           1,109.9    1,103.8    1,126.4
==========================================================================================================
BENEFITS AND EXPENSES:
  Policy benefits                                                              369.0      355.3      399.4
  Interest expense on annuities and financial products                         265.7      238.6      235.6
  General operating expenses                                                   194.8      190.9      193.3
  Commissions                                                                   59.5       66.1       73.1
  Amortization                                                                 117.6       85.2       84.9
  Dividends to policyholders                                                    29.1       27.4       27.0
  Interest expense on surplus notes and notes payable                           19.8       19.8       19.8
----------------------------------------------------------------------------------------------------------
    TOTAL BENEFITS AND EXPENSES                                              1,055.5      983.3    1,033.1
==========================================================================================================
Income before income tax expense                                                54.4      120.5       93.3
Income tax expense                                                              14.9       32.4       25.6
----------------------------------------------------------------------------------------------------------
    NET INCOME                                                              $   39.5   $   88.1   $   67.7
==========================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME

                                                                              ACCUMULATED OTHER
                                                                         COMPREHENSIVE INCOME (LOSS)
                                                                         ---------------------------
                                                                         UNREALIZED
                                                                        APPRECIATION/
                                                                       (DEPRECIATION)       BENEFIT
                                             COMMON     RETAINED       OF SECURITIES,        PLANS,
(IN MILLIONS)                                STOCK      EARNINGS         NET OF TAX       NET OF TAX      TOTAL
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2005                  $-         $1,127.0          $  68.2           $ (0.4)      $1,194.8
Comprehensive income:
    Net income                                -             67.7                -                -           67.7
    Other comprehensive income (loss)         -                -            (47.3)             0.4          (46.9)
                                                                                                         --------
Total comprehensive income                                                                                   20.8
Cumulative effect adjustment
    from adoption of SAB No. 108              -              7.1                -                -            7.1
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2006                   -          1,201.8             20.9                -        1,222.7
Comprehensive income:
    Net income                                -             88.1               -                 -           88.1
    Other comprehensive income (loss)         -               -              33.6                -           33.6
                                                                                                         --------
Total comprehensive income                                                                                  121.7
Cumulative effect adjustments;
    Adoption of SOP 05-1, net of tax          -            (11.5)               -                -          (11.5)
    Adoption of SFAS No. 158, net of tax      -             (0.4)               -            (11.7)         (12.1)
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2007                   -          1,278.0             54.5            (11.7)       1,320.8
Comprehensive income (loss):
    Net income                                -             39.5                -                -           39.5
    Other comprehensive income (loss)         -                -           (288.3)           (29.7)        (318.0)
                                                                                                         --------
Total comprehensive income (loss)                                                                          (278.5)
-----------------------------------------------------------------------------------------------------------------
BALANCES, DECEMBER 31, 2008                  $-         $1,317.5          $(233.8)          $(41.4)      $1,042.3
=================================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                  Year ended December 31
                                                                            ---------------------------------
(in millions)                                                                    2008        2007        2006
-------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                  $    39.5   $    88.1   $    67.7
Adjustments to reconcile net income to net cash:
    Amortization                                                                117.6        85.2        84.9
    Depreciation                                                                 14.1        14.2        15.7
    Deferred taxes                                                               (5.9)        8.5        10.8
    Realized investment losses, net                                              20.6         2.7         5.3
    Policy acquisition costs capitalized                                        (86.3)      (80.8)      (90.6)
    Interest credited to deposit liabilities                                    254.2       241.0       235.8
    Fees charged to deposit liabilities                                         (81.4)      (78.1)      (76.6)
    Amortization and accrual of investment income                                (7.3)       (4.4)       (3.3)
    Increase (decrease) in insurance liabilities                                139.8       (24.9)      125.1
    Increase in other assets                                                   (117.6)       (1.6)     (170.6)
    Increase (decrease) in other liabilities                                     16.8        28.0       (43.5)
-------------------------------------------------------------------------------------------------------------
Net cash provided by operating activities                                       304.1       277.9       160.7
=============================================================================================================
CASH FLOWS FROM INVESTING ACTIVITIES:
  Purchases:
    Fixed maturities, available-for-sale                                     (1,911.0)   (1,317.5)     (846.4)
    Equity securities                                                           (67.9)       (8.3)      (12.1)
    Mortgage loans                                                             (181.8)     (230.5)     (180.0)
    Real estate                                                                  (3.1)      (14.6)       (2.1)
    Short-term and other invested assets                                         (5.8)      (13.7)       (3.4)
  Proceeds from sales, calls or maturities:
    Fixed maturities, available-for-sale                                        798.3       801.0       885.4
    Equity securities                                                             2.4        10.8         9.0
    Mortgage loans                                                              156.7       187.2       166.8
    Real estate                                                                   4.0         4.6         0.9
    Short-term and other invested assets                                          9.6        27.2         3.2
  Net transfer from disposal of financial institutions operations                   -           -        11.3
  Transfer from indemnity reinsurance transactions, net                             -       551.9           -
-------------------------------------------------------------------------------------------------------------
Net cash provided (used) by investing activities                             (1,198.6)       (1.9)       32.6
=============================================================================================================
CASH FLOWS FROM FINANCING ACTIVITIES:
    Deposits to insurance liabilities                                         3,039.8     2,025.6     1,854.1
    Withdrawals from insurance liabilities                                   (2,047.7)   (2,325.2)   (2,074.8)
    Other                                                                        (8.9)       10.8        (2.3)
-------------------------------------------------------------------------------------------------------------
Net cash provided (used) by financing activities                                983.2      (288.8)     (223.0)
=============================================================================================================
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS                             88.7       (12.8)      (29.7)
=============================================================================================================
CASH AND CASH EQUIVALENTS BEGINNING OF YEAR                                     152.7       165.5       195.2
=============================================================================================================
CASH AND CASH EQUIVALENTS END OF YEAR                                       $   241.4   $   152.7   $   165.5
=============================================================================================================
NON-CASH TRANSACTIONS RELATED TO THE INDEMNITY REINSURANCE TRANSACTIONS:
  Policy loans                                                              $       -   $    39.8   $       -
  Transfer of reserves, net                                                         -       591.7           -
=============================================================================================================

    The accompanying notes are an integral part of the consolidated financial statements.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF OPERATIONS

    OneAmerica Financial Partners, Inc. (OneAmerica or the Company) is a wholly owned subsidiary of American United Mutual Insurance Holding Company (AUMIHC), a mutual insurance holding company based in Indiana. The consolidated financial statements of OneAmerica include the accounts of OneAmerica and its subsidiaries; American United Life Insurance Company
    (AUL), OneAmerica Securities Inc., The State Life Insurance Company (State
    Life), AUL Reinsurance Management Services, LLC, Pioneer Mutual Life Insurance Company (PML) and R.E. Moulton, Inc (Moulton). AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, control at least a majority of the voting shares of the capital stock of AUL, State Life and PML through OneAmerica. Policyholder membership rights exist at AUMIHC, while the policyholder contract rights remain with AUL, State Life or PML.

    The Company's focus is to provide a range of insurance and financial products and services to customers throughout the United States. Business is conducted through three primary operating divisions:

    o Through the Retirement Services Division the Company offers 401(k) and other corporate retirement plans, tax deferred annuity plans and individual retirement account rollover products to the employer-sponsored market and to retired individuals. These products are distributed through sales and service representatives located in regional offices, selling through independent agents and brokers, third-party administrators, employee benefit plan marketing organizations and the Company's career agents.

    o Individual Operations offers a broad range of life, annuity and long-term care products to individuals, families, small business owners and the retirement and pre-retirement markets. Products marketed by Individual Operations are distributed through a career agency force, brokers, personal producing general agents and banks.

    o Employee Benefits Operations offers traditional and voluntary group life and disability and medical stop loss products primarily to employer groups. These products are distributed through regional sales representatives, selling through brokers, agents and marketing alliances, third party administrators and managing general underwriters.

2.  SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated. AUL, State Life, and PML file separate financial statements with insurance regulatory authorities, which are prepared on the basis of statutory accounting practices that are significantly different from financial statements prepared in accordance with GAAP. These financial statements are described in detail in Note 14-Statutory Information.

    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    INVESTMENTS

    Fixed maturity securities, which may be sold to meet liquidity and other needs of the Company, are categorized as available-for-sale and are stated at fair value. Unrealized gains and losses resulting from carrying available-for-sale securities at fair value are reported in equity, net of deferred taxes and valuation adjustment. Equity securities are stated at fair value.

    Costs incurred or fees received upon origination of investments are deferred. Such costs, fees, discounts and premiums are amortized as yield adjustments over the contractual lives of the investments. The Company considers anticipated prepayments on mortgage-backed securities in determining estimated future yields on such securities.

    Mortgage loans on real estate are carried at their unpaid principal balance, less an impairment allowance for estimated uncollectible amounts. Real estate is reported at cost, less accumulated depreciation. Depreciation is calculated (straight line) over the estimated useful lives of the related assets. Investment in real estate is net of accumulated depreciation of $53.1 million and $49.0 million at December 31, 2008 and 2007, respectively. Depreciation expense for investment in real estate amounted to $2.8 million, $2.9 million and $2.5 million for 2008, 2007, and 2006, respectively. Policy loans are carried at their unpaid balance. Other invested assets are reported at cost, plus the Company's equity in undistributed net equity since acquisition. Short-term investments include investments with maturities of one year or less at the date of acquisition and are carried at amortized cost, which approximates market value. Short-term certificates of deposit and savings certificates with durations less than three months are considered to be cash equivalents. The carrying amount for cash and cash equivalents approximates market value.

    Realized gains and losses on sale or call of investments are based upon specific identification of the investments sold and do not include amounts allocable to separate accounts. GAAP requires that a decline in the fair value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. In accordance with the Company's investment policy, factors considered in determining whether declines in the fair value of securities are other-than-temporary include 1) the significance of the decline, 2) the ability and intent to retain the investment for a sufficient period of time for it to recover 3) the time period during which there has been a significant decline in value, and 4) fundamental analysis of the liquidity, business prospects, and overall financial condition of the issuer. If after this review, a security is deemed to be other-than-temporarily impaired, a net realized loss is recorded for the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

    DEFERRED POLICY ACQUISITION COSTS

    The costs of acquiring new business, which vary with and are primarily related to the production of new business, have been deferred to the extent that such costs are deemed recoverable. Such costs include commissions, certain costs of policy underwriting and issue, and certain variable distribution expenses. These costs are amortized with interest over the lifetime of the contract, which is approximated as follows:

    o For participating whole life insurance products, over 30 years in relation to the present value of estimated gross margins from expenses, investments and mortality, discounted using the expected investment yield.

    o For universal life policies and investment contracts, over 30 years and 20 years, respectively, in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins, discounted using the interest rate credited to the policy.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    o For recently issued term life insurance products, over the level premium period, which ranges from 10 to 20 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits. For older term life insurance products, over 30 years, in relation to the anticipated annual premium revenue, using the same assumptions used in calculating policy benefits.

    o For miscellaneous group life and individual and group health policies, straight-line over the expected life of the policy.

    For universal life contracts, investment contracts and participating whole life policies, the accumulated amortization is adjusted (increased or decreased) whenever there is a material change in the estimated gross profits of gross margins expected over the life of a block of business to maintain a constant relationship between cumulative amortization and the present value of gross profits or gross margins. For most other contracts, the unamortized asset balance is reduced by a charge to income only when the present value of future cash flows, net of the policy liabilities, is not sufficient to cover such asset balance.

    A significant assumption in the amortization of deferred acquisition costs for the variable annuity and variable universal life insurance products relates to projected separate account performance. Management sets estimated gross profit assumptions using a long-term view of expected average market returns by applying a reversion to the mean approach. Under this approach, we consider actual returns over a period of time and adjust future projected returns for the next four years so that the assets grow at the expected rate of return for that entire period. If the projected future rate of return is greater than our maximum future rate of return (15 percent), the maximum future rate of return is used; if the projected future rate of return is less than our minimum future rate of return (0 percent), the minimum future rate of return is used. The future projected return beginning in 2013 is 8.50 percent. These rates are stated prior to any charges that the Company assesses or recognizes on the accumulated balances, but net of fund management fees of the separate accounts.

    Deferred acquisition costs, for applicable products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income" and this adjustment is reflected as "valuation adjustment" in Note 5-Other Comprehensive Income (Loss) and
    Note 7-Valuation of Business Acquired. The valuation adjustment for certain products has been limited based on the original capitalized amount.

    Recoverability of the unamortized balance of deferred policy acquisition costs is evaluated regularly.

    PROPERTY AND EQUIPMENT

    Property and equipment includes real estate owned and occupied by the Company. Property and equipment is carried at cost, net of accumulated depreciation of $112.4 million and $110.4 million as of December 31, 2008 and 2007, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life. Depreciation expense for 2008, 2007 and 2006 was $11.3 million, $11.0 million and $13.2 million, respectively.

    ASSETS HELD IN SEPARATE ACCOUNTS

    Separate accounts are funds on which investment income and gains or losses accrue directly to certain policies, primarily variable annuity contracts, equity-based pension and profit sharing plans and variable universal life policies. The assets of these accounts are legally segregated and are valued at fair value. The related liabilities are recorded at amounts equal to the underlying assets; the fair value of these liabilities is equal to their carrying amount.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

    The premiums and benefits for whole life and term insurance products and certain annuities with life contingencies (immediate annuities) are fixed and guaranteed. Such premiums are recognized as premium revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

    Universal life policies and investment contracts are policies with terms that are not fixed and guaranteed. The terms that may be changed could include one or more of the amounts assessed the policyholder, premiums paid by the policyholder or interest credited to policyholder balances. The amounts collected from policyholders for these policies are considered deposits, and only the deductions during the period for cost of insurance, policy administration and surrenders are included in revenue. Policy benefits and claims that are charged to expense include net interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

    RESERVES FOR FUTURE POLICY AND CONTRACT BENEFITS

    Liabilities for future policy benefits for participating whole life policies are calculated using the net level premium method and assumptions as to interest and mortality. The interest rate is the dividend fund interest rate and the mortality rates are those guaranteed in the calculation of cash surrender values described in the contract. Liabilities for future policy benefits for traditional and nonparticipating insurance and life reinsurance policies are calculated using the net level premium method and assumptions as to investment yields, mortality, withdrawals and expenses. The assumptions are based on projections of past experience and include provisions for possible unfavorable deviation. These assumptions are made at the time the contract is issued. Liabilities for future policy benefits on universal life and investment contracts consist principally of policy account values, plus certain deferred policy fees, which are amortized using the same assumptions and factors used to amortize the deferred policy acquisition costs. If the future benefits on investment contracts are guaranteed (immediate annuities with benefits paid for a period certain), the liability for future benefits is the present value of such guaranteed benefits. The liabilities for group products are generally calculated as an unearned premium reserve. Claim liabilities include provisions for reported claims and estimates based on historical experience for claims incurred but not reported.

    CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

    The Company's liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including Guarantee Minimum Death Benefits (GMDB), Guarantee Minimum Accumulation Benefits (GMAB), Guaranteed Minimum Withdrawal Benefits (GMWB) and Guaranteed Minimum Income Benefits (GMIB). The GMAB, GMWB, and a small block of GMIB benefits are embedded derivatives, and accounted for under FAS 133 and FAS 157 (refer to Note 15-Fair Value). The reserves for these benefits are carried at fair value with changes in fair value included in policy benefits. The GMDB and most of the GMIB benefits are accounted for under SOP 03-1.

    The Company's exposure to and reserves for these benefits is summarized below. Some variable annuity contracts may contain both a death benefit guarantee and either a GMIB, GMAB, or GMWB. The total account value for our variable annuities that offer some type of guarantee was $1,083.8 million and $1,448.6 million at December 31, 2008 and 2007, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

                                                            AS OF DECEMBER 31,
                                                         -----------------------
(in millions)                                                2008           2007
--------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit
  Total account value                                    $1,083.8       $1,516.6
  Net amount at risk (1)                                    278.7           25.4
  GAAP reserve                                                3.6            1.4
Guaranteed Minimum Income Benefit
  Total account value                                    $  262.6       $  441.9
  GAAP reserve                                               13.4            3.4
Guaranteed Minimum Accumulated Benefit
  Total account value                                    $   16.6       $   19.9
  GAAP reserve                                                2.9            0.1
Guaranteed Minimum Withdrawal Benefit
  Total account value                                    $  107.2       $   29.7
  GAAP reserve                                               18.5            0.1
================================================================================

(1) Represents the amount of death benefit in excess of the account value.

The Company defers certain sales inducements and amortizes them over the anticipated life of the policy as a result of the Company's adoption of SOP 03-01 "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-01). Sales inducements deferred totaled $8.8 million, $9.0 million and $7.4 million for 2008, 2007 and 2006, respectively. Amounts amortized totaled $3.3 million, $2.8 million and $1.6 million for 2008, 2007 and 2006, respectively. The unamortized balance of deferred sales inducements are included in "other assets" and totaled $31.7 million and $26.2 million at December 31, 2008 and 2007, respectively.

INCOME TAXES

The provision for income taxes includes amounts currently payable and deferred income taxes resulting from the temporary differences in the assets and liabilities determined on a tax and financial reporting basis.

COMPREHENSIVE INCOME

Comprehensive income is the change in equity of the Company that results from recognized transactions and other economic events of the period other than transactions with the policyholders. Comprehensive income includes net income, the impact of cumulative adjustments resulting from the adoption of accounting pronouncements, net unrealized gains (losses) on available-for-sale securities and changes in benefits plans, including changes in pension liability.

RECLASSIFICATION

Certain 2007 and 2006 financial statement balances have been reclassified to conform to the 2008 presentation.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    DERIVATIVES

    The Company has adopted FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which establishes accounting and reporting standards for derivative instruments and hedging activities, and requires recognition of all derivatives as either assets or liabilities measured at fair value. At December 31, 2008, the Company did not hold any derivative instruments or hedges.

    GOODWILL AND OTHER INTANGIBLE ASSETS

    FAS No. 141, "Business Combinations", requires the Company to account for all business combinations within the scope of the statement under the purchase method except for mergers of mutual companies. FAS No. 142, "Goodwill and Other Intangible Assets," requires that an intangible asset acquired either individually or with a group of other assets shall initially be recognized and measured based on fair value. An intangible asset with a finite life is amortized over its useful life; an intangible asset with an indefinite useful life, including goodwill, is not amortized. All indefinite lived intangible assets shall be tested for impairment at least annually in accordance with FAS No. 142. The Company performed this test during 2008 and 2007 and determined the carrying value of goodwill was not impaired.

    The Company ceased the amortization of goodwill as of January 1, 2002. Total goodwill, which is included in "other assets" on the consolidated balance sheet, was $17.3 million at both December 31, 2008 and 2007.

    The Company reports a financial asset representing the value of business acquired ("VOBA"), which is an intangible asset with a finite life. VOBA represents the present value of future profits embedded in acquired insurance and annuities. VOBA is being amortized over the expected life of the acquired contracts based on estimated gross profits from the contracts and anticipated future experience, which is updated periodically. The effects of changes in estimated gross profits, which are evaluated regularly, are reflected in amortization expense in the period such estimates of expected future profits are revised. For further detail refer to Note 3-Acquisitions and Other Significant Transactions and Note 7-Value of Business Acquired.

    RECENT ACCOUNTING PRONOUNCEMENTS

    In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN
    48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. The guidance is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. The Company has adopted FIN 48, refer to Note 10-Federal Income Taxes for additional discussion detail.

    In January 2009, the FASB issued FSP EITF 99-20-1, "Amendments to the Impairment Guidance of EITF Issue No. 99-20". This FSP revises other-than-temporary-impairment guidance for beneficial interests in securitized financial assets that are within the scope of Issue 99-20. This FSP is effective for reporting periods ending after December 15, 2008. The Company's adoption of FSP EITF 99-20-1 did not have a material effect on the Company's consolidated financial statement.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    In December 2007, the FASB issued FAS 141R, "Business Combinations" (FAS
    141R). The objective of FAS 141R is to improve the relevance, representational faithfulness, and comparability of the information reported in the financial reports about a business combination and its effects. This statement is to be applied prospectively to business combinations in the first annual reporting period beginning on or after December 15, 2008. The Company will adopt FAS 141R for all business combinations beyond 2008.

    The FASB issued FAS 155, "Accounting for Certain Hybrid Financial Instruments" (FAS 155) in February 2006 and is effective for 2007. FAS 155 amends FASB Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" and FASB Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities". FAS 155 permits the fair value remeasurement of hybrid investments containing an embedded derivative. The Company's adoption of FAS 155 did not have a material effect on the Company's consolidated financial statements.

    In September 2006, the FASB issued FAS 157, "Fair Value Measurements" (FAS
    157). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Refer to Note 15-Fair Value for FAS 157 disclosure detail.

    In February 2008, the FASB issued FAS 157-2, "Effective Date of FASB Statement No. 157" (FAS 157-2). This FAS applies to nonfinancial assets and nonfinancial liabilities, except for items that are recognized or disclosed at fair value in the financial statements on a recurring basis. FAS 157-2 delays the effective date of FAS 157 for those items to fiscal years beginning after November 15, 2008. The Company's adoption of this guidance, beginning on January 1, 2009, is not expected to have a material effect on the Company's consolidated financial statements.

    In April 2008, the FASB issued FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset is Not Active" (FAS 157-3). This FAS clarifies the application of FAS 157 in a market that is not active and applies to financial assets within the scope of accounting pronouncements that require or permit fair value measurements in accordance with FAS 157. The FAS is effective upon issuance. The Company's adoption of this guidance did not have a material effect on the Company's consolidated financial statements.

    In September 2006, the FASB issued FAS 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plan" (FAS 158). This statement requires recognition of the overfunded or underfunded status of defined benefit pension and other postretirement plans as an asset or a liability in the balance sheet and changes in the funded status to be recognized in other comprehensive income. The statement also requires the measurement of the funded status of a plan as of the date of the balance sheet. The Company has adopted FAS 158, refer to Note 9-Benefits Plans for additional detail.

    In February 2007, the FASB issued FAS 159, "The Fair Value Option for Financial Assets and Financial Liabilities - including an amendment of FAS 115" (FAS 159). This standard permits entities to make an irrevocable election, on specific election dates, to measure financial instruments and certain other items at fair value. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Company elected not to adopt the fair value option for any financial assets or liabilities.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

2.  SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

    In December 2007, the FASB issued FAS 160, "Noncontrolling Interest in Consolidated Financial Statements" (FAS 160), which establishes standards for the accounting and reporting of noncontrolling interests in subsidiaries in consolidated financial statements and for the loss of control of subsidiaries. FAS 160 is effective for financial statements issued for fiscal years beginning after December 15, 2008. OneAmerica does not currently have an outstanding noncontrolling interest in any of its subsidiaries. The Company will adopt FAS 160 for all acquisitions beyond 2008, in which a noncontrolling interest is obtained or if the ownership percentage of existing subsidiaries is reduced.

    In September 2005, the Accounting Standards Executive Committee issued SOP 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts" (SOP 05-1) for 2007. SOP 05-1 provides guidance on internal replacements of insurance and investment contracts, whereby an existing policyholder exchanges a current contract for a new contract, and whether certain acquisition costs associated with the original contract may continue to be deferred or must be expensed immediately. Under the terms of SOP 05-1, internal replacements qualifying for continued deferral of original acquisition costs must demonstrate that the new contract is substantially unchanged from the original contract, including coverage provided, insured individual, investment returns, and any dividend participation rights. The implementation of SOP 05-1 reduced retained earnings by $11.5 million, net of tax in 2007.

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS

    Effective July 1, 2007, AUL and Transamerica Life Insurance Company entered into an agreement whereby AUL acquired, through an indemnity reinsurance transaction, a significant block of 403(b) business.

    The following table represents the assets and liabilities assumed in 2007:

(in millions)
--------------------------------------------------------------------------------
Total invested assets                                                     $591.7
Deferred acquisition costs                                                  65.6
Reinsurance receivable                                                      76.4
--------------------------------------------------------------------------------
  Total assets acquired                                                   $733.7
--------------------------------------------------------------------------------
Policy reserves                                                           $656.1
Other liabilities and accrued expenses                                      77.6
--------------------------------------------------------------------------------
  Total liabilities assumed                                               $733.7
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

3.  ACQUISITIONS AND OTHER SIGNIFICANT TRANSACTIONS, CONTINUED

    On May 1, 2006, AUL disposed of its Financial Institutions operations. This transaction included the Financial Institutions reporting unit consisting of CNL Financial Corporation (CNL) and its subsidiaries and all credit-related insurance business issued by AUL. The sale was a stock sale of the CNL companies and an indemnity reinsurance arrangement for AUL's Financial Institutions business. The transaction did not result in a material gain or loss to the enterprise and resulted in net proceeds of $11.3 million received in 2006.

    In October 2005, State Life assumed a block of life insurance and annuity contracts from Golden Rule Insurance Company (Golden Rule), a subsidiary of United Healthcare, Inc. under an indemnity reinsurance agreement. The transaction included a transfer of cash, accrued interest and invested assets of $1,675.8 million to State Life, net of a ceding commission to Golden Rule. The transaction resulted in VOBA of $117.1 million. Also refer to Note 7-Value of Business Acquired for further detail regarding current VOBA activity.

    On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations, including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with a corresponding reinsurance receivable from ERAC. In connection with the transaction, a trust account has been established which provides for securities to be held in support of the reinsurance receivables. The market value of investments held in this trust was $1,400.9 million at December 31, 2008.

    As a result of the ERAC transaction, a deferred gain of $107.1 million was generated, and was recorded as a deferred gain on the Company's balance sheet in accordance with the requirements of FAS 113, "Reporting for Reinsurance of Short-Duration and Long-Duration Contracts." The gain is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $5.2 million, $13.2 million and $4.8 million of deferred gain amortization in 2008, 2007 and 2006, respectively, which is included in other income. The increase in 2007 deferred gain amortization was caused by a liability commutation arrangement agreed to by ERAC and a ceding company from the Long Term Care reinsurance business. The commutation extinguished the liability held by AUL and accelerated recognition of a portion of the deferred gain.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS

    The amortized cost and fair value of investments in fixed maturity and marketable equity securities by type of investment were as follows:

                                                                             DECEMBER 31, 2008
----------------------------------------------------------------------------------------------------------------
                                                                             GROSS UNREALIZED
DESCRIPTION OF SECURITIES                               AMORTIZED         ---------------------           FAIR
(in millions)                                             COST             GAINS         LOSSES          VALUE
----------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                                   $  144.2         $  9.6         $  8.9         $  144.9
Corporate securities                                      6,338.2           77.3          535.9          5,879.6
Mortgage-backed securities                                1,904.0           62.5           56.7          1,909.8
----------------------------------------------------------------------------------------------------------------
     Total fixed maturities                               8,386.4          149.4          601.5          7,934.3
Equity securities                                           102.6            1.7           13.6             90.7
----------------------------------------------------------------------------------------------------------------
     Total                                               $8,489.0         $151.1         $615.1         $8,025.0
================================================================================================================

                                                                             DECEMBER 31, 2007
----------------------------------------------------------------------------------------------------------------
                                                                             GROSS UNREALIZED
DESCRIPTION OF SECURITIES                               AMORTIZED         ---------------------          FAIR
(in millions)                                             COST             GAINS         LOSSES          VALUE
----------------------------------------------------------------------------------------------------------------
Available-for-sale:
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                                   $  159.9         $  4.6          $ 2.5         $  162.0
Corporate securities                                      5,318.1          129.9           66.2          5,381.8
Mortgage-backed securities                                1,812.7           24.5           11.7          1,825.5
----------------------------------------------------------------------------------------------------------------
     Total fixed maturities                               7,290.7          159.0           80.4          7,369.3
Equity securities                                            35.5           12.6            0.3             47.8
----------------------------------------------------------------------------------------------------------------
     Total                                               $7,326.2         $171.6          $80.4         $7,417.1
================================================================================================================

    The following tables show the gross unrealized losses and fair value of Company's investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2008:

-----------------------------------------------------------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS           12 MONTHS OR MORE               TOTAL
                                              -----------------------      ----------------------    ------------------------
DESCRIPTION OF SECURITIES                       FAIR       UNREALIZED       FAIR       UNREALIZED    FAIR          UNREALIZED
(in millions)                                   VALUE        LOSSES         VALUE        LOSSES      VALUE           LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                        $   34.9       $  5.3        $   14.5      $  3.6     $   49.4          $  8.9
Corporate securities                           3,129.0        323.0         1,061.5       212.9      4,190.5           535.9
Mortgage-backed securities                       224.9         41.1            99.1        15.6        324.0            56.7
-----------------------------------------------------------------------------------------------------------------------------
                                              $3,388.8       $369.4        $1,175.1      $232.1     $4,563.9          $601.5
=============================================================================================================================

    Gross Unrealized Loss Positions for Fixed Maturities as of December 31,
    2007:

-----------------------------------------------------------------------------------------------------------------------------
                                                LESS THAN 12 MONTHS           12 MONTHS OR MORE               TOTAL
                                              -----------------------      ----------------------    ------------------------
DESCRIPTION OF SECURITIES                       FAIR       UNREALIZED       FAIR       UNREALIZED      FAIR        UNREALIZED
(in millions)                                   VALUE        LOSSES         VALUE        LOSSES        VALUE         LOSSES
-----------------------------------------------------------------------------------------------------------------------------
Obligations of U.S. government, states,
   political subdivisions and
   foreign governments                        $   18.3       $ 1.0         $   50.1       $ 1.5      $    68.4        $ 2.5
Corporate securities                           1,090.4        25.7          1,195.4        40.5        2,285.8         66.2
Mortgage-backed securities                       363.3         3.7            358.7         8.0          722.0         11.7
-----------------------------------------------------------------------------------------------------------------------------
                                              $1,472.0       $30.4         $1,604.2       $50.0      $ 3,076.2        $80.4
=============================================================================================================================

    OBLIGATIONS OF U.S. GOVERNMENT, STATES, POLITICAL SUBDIVISIONS AND FOREIGN GOVERNMENTS. The unrealized losses on the Company's investments in obligations of U.S. government, states, political subdivisions and foreign governments were primarily caused by interest rate changes. The contractual terms of these investments do not permit the issuer to settle the securities at a price less than the amortized cost of the investment. Because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

    CORPORATE SECURITIES. The $535.9 million of gross unrealized losses is comprised of $482.1 million related to investment grade securities and $53.8 million related to below investment grade securities. Approximately $215.6 million of the total gross unrealized losses represented declines in value of greater than 20 percent, none of which had been in that position for a period of more than 12 months and of that total, $4.5 million were more than 9 months. The $212.9 million of gross unrealized losses of 12 month or more crossed all sectors of business and were mostly due to widening credit spreads. There were no individual issuers with gross unrealized losses greater than $5.7 million. Based on the Company's policy surrounding other-than-temporary impairments and the Company's ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    MORTGAGE BACKED SECURITIES. The unrealized losses on the Company's investment in federal agency mortgage backed securities were caused by interest rate changes. The Company purchased these investments at a discount relative to their face amount, and the contractual cash flows of these investments are guaranteed by an agency of the U.S. government. Accordingly, the Company expects to receive all contractual cash flows and expects that the securities would not be settled at a price less than the amortized cost of the Company's investment. Because the decline in market value is attributable to changes in interest rates and not credit quality and because the Company has the ability and intent to hold these investments until a recovery of fair value, which may be maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

    Gross Unrealized Loss Positions for Marketable Equity Securities:

--------------------------------------------------------------------------------------------------------------------------
                                                 LESS THAN 12 MONTHS       12 MONTHS OR MORE                TOTAL
                                                ---------------------    ---------------------    ------------------------
DESCRIPTION OF SECURITIES                       FAIR       UNREALIZED    FAIR       UNREALIZED    FAIR          UNREALIZED
(in millions)                                   VALUE        LOSSES      VALUE        LOSSES      VALUE           LOSSES
--------------------------------------------------------------------------------------------------------------------------
December 31, 2008                               $39.4        $10.5       $4.8          $3.1       $44.2           $13.6
December 31, 2007                               $ 1.3        $ 0.3       $0.1          $  -       $ 1.4           $ 0.3
==========================================================================================================================

    MARKETABLE EQUITY SECURITIES. As of December 31, 2008, gross unrealized losses on equity securities were $13.6 million. Because the Company has the ability and intent to hold these investments until a recovery of fair value, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2008.

    The amortized cost and fair value of fixed maturity securities at December 31, 2008, by contractual average maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                         AVAILABLE-FOR-SALE
                                                   --------------------------------
(in millions)                                      AMORTIZED COST       FAIR VALUE
-----------------------------------------------------------------------------------
Due in one year or less                               $  194.0           $  192.0
Due after one year through five years                  2,151.5            2,058.7
Due after five years through 10 years                  2,730.1            2,517.8
Due after 10 years                                     1,406.8            1,256.0
-----------------------------------------------------------------------------------
                                                       6,482.4            6,024.5
Mortgage-backed securities                             1,904.0            1,909.8
-----------------------------------------------------------------------------------
                                                      $8,386.4           $7,934.3
===================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    Net investment income for the years ended December 31, consisted of the following:

(in millions)                                                          2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturity securities                                            $461.1        $405.7        $395.1
Equity securities                                                       5.7           1.8           1.2
Mortgage loans                                                         97.9          99.1          99.5
Real estate                                                            19.0          16.9          16.1
Policy loans                                                           13.8          12.3          11.0
Other                                                                  15.5          23.0          22.9
-------------------------------------------------------------------------------------------------------
Gross investment income                                               613.0         558.8         545.8
Investment expenses                                                    28.8          24.5          23.2
-------------------------------------------------------------------------------------------------------
Net investment income                                                $584.2        $534.3        $522.6
=======================================================================================================

    Investment detail regarding fixed maturities for the years ended December 31, was as follows:

(in millions)                                                          2008          2007          2006
-------------------------------------------------------------------------------------------------------
Proceeds from the sale of investments in fixed maturities           $ 296.8        $329.2       $ 328.2
Gross realized gains on the sale of fixed maturities                    5.1           1.8           2.5
Gross realized losses on sale of fixed maturities                      (2.0)         (3.6)        (10.1)
Change in unrealized appreciation (depreciation)                     (530.7)         57.0        (111.4)
=======================================================================================================

    The Company does not accrue income on non-income producing investments. The Company did not have any non-income producing fixed maturity investments at either December 31, 2008 or 2007.

    Realized investment gains (losses), for the years ended December 31, consisted of the following:

(in millions)                                                          2008          2007          2006
-------------------------------------------------------------------------------------------------------
Fixed maturity securities                                            $  3.1         $(1.8)        $(7.6)
Equity securities                                                         -           1.0           1.2
Real estate and other                                                   0.7           2.8           1.1
Impairments                                                           (24.4)         (4.7)            -
-------------------------------------------------------------------------------------------------------
Realized investment losses                                           $(20.6)        $(2.7)        $(5.3)
=======================================================================================================

    The Company maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2008, the largest geographic concentrations of commercial mortgage loans were in Texas, California, and Indiana where approximately 28 percent of the portfolio was invested. A total of 33 percent of the mortgage loans have been issued on retail properties, primarily backed by long-term leases or guarantees from strong credits.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

4.  INVESTMENTS, CONTINUED

    The Company had outstanding mortgage loan commitments of approximately $59.9 million and $42.7 million at December 31, 2008 and 2007, respectively.

    The Company has no exposure to losses from subprime loans. Additionally, the Company had no investments in securitized assets that are supported by subprime or Alt-A loans. Within the mortgage-backed securities portfolio, all of the residential mortgages are guaranteed by one of the three government-sponsored enterprises (FNMA, FHLMS, or GNMA), with one exception. This exception is a $5.0 million investment in a senior tranche of a non-agency mortgage backed security that is backed by jumbo prime loans.

5.  OTHER COMPREHENSIVE INCOME (LOSS)

    Accumulated other comprehensive income (loss), at December 31, consisted of the following:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation):
   Fixed maturity securities                                      $(452.1)       $ 78.6        $ 21.6
   Equity securities                                                (11.9)         12.3          12.3
Valuation adjustment                                                104.3          (6.8)         (1.6)
Deferred taxes                                                      125.9         (29.6)        (11.4)
-----------------------------------------------------------------------------------------------------
Total unrealized appreciation (depreciation), net of tax           (233.8)         54.5          20.9
Benefit plans, net of tax                                           (41.4)        (11.7)            -
-----------------------------------------------------------------------------------------------------
Accumulated other comprehensive income (loss)                     $(275.2)       $ 42.8        $ 20.9
=====================================================================================================

    The components of comprehensive income (loss), other than net income, for the years ended December 31, are illustrated below:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Other comprehensive income, net of tax:
Minimum pension liability adjustment,
   net of tax-2008, $0; 2007, $0; 2006, ($0.2)                    $     -        $    -        $  0.4
Change in benefit plan liability, net of tax - 2008, $16.0          (29.7)
Adoption of SFAS 158, net of tax-2007, $6.2                             -         (11.7)            -
Unrealized appreciation (depreciation) on securities,
   net of tax-2008, $155.5; 2007, ($18.2); 2006, $26.4             (286.3)         32.2         (52.3)
Reclassification adjustment for gains
   (losses) included in net income,
   net of tax-2008, $1.1; 2007, ($0.8); 2006, ($2.6)                 (2.0)          1.4           5.0
-----------------------------------------------------------------------------------------------------
Other comprehensive income (loss), net of tax                     $(318.0)       $ 21.9        $(46.9)
=====================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

6.  DEFERRED POLICY ACQUISITION COSTS

    The balances of and changes in deferred policy acquisition costs, for the years ended December 31, are as follows:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                        $ 647.9        $600.6        $583.6
Acquired deferred acquisition costs                                     -          65.6             -
Capitalization of deferred acquisition costs                         86.3          80.8          90.6
Amortization of deferred acquisition costs                         (108.0)        (77.4)        (76.1)
Adoption of SOP 05-1                                                    -         (17.4)            -
Disposal of credit insurance operations                                 -             -         (27.6)
Valuation adjustment                                                 89.6          (4.3)         30.1
-----------------------------------------------------------------------------------------------------
Balance, end of year                                              $ 715.8        $647.9        $600.6
=====================================================================================================

7.  VALUATION OF BUSINESS ACQUIRED

    The balance of and changes in VOBA, for the years ended December 31, are as follows:

(in millions)                                                        2008          2007          2006
-----------------------------------------------------------------------------------------------------
Balance, beginning of year                                         $102.0        $109.8        $118.5
Amortization                                                         (9.6)         (7.8)         (8.7)
-----------------------------------------------------------------------------------------------------
   Subtotal                                                          92.4         102.0         109.8
Valuation adjustment                                                 25.4           3.6           4.8
-----------------------------------------------------------------------------------------------------
Balance, end of year                                               $117.8        $105.6        $114.6
=====================================================================================================

    The average expected life of VOBA varies by product, and is 25 years for the overall block of acquired business. The interest accrual rate for amortization varies by product, and is 4 percent for the overall block of acquired business.

    The following table provides estimated future amortization, net of interest, for the periods indicated:

                                                                    VOBA
(in millions)                                                   AMORTIZATION
----------------------------------------------------------------------------
2009                                                                 6.5
2010                                                                 6.2
2011                                                                 6.0
2012                                                                 5.6
2013                                                                 5.5
2014 and thereafter                                                 62.6
----------------------------------------------------------------------------
Total                                                              $92.4
============================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

8.  INSURANCE LIABILITIES

    Insurance liabilities consisted of the following:

-------------------------------------------------------------------------------------------------------------------------
                                                            MORTALITY OR
                                            WITHDRAWAL       MORBIDITY         INTEREST RATE              DECEMBER 31,
(in millions)                               ASSUMPTION      ASSUMPTION           ASSUMPTION            2008          2007
-------------------------------------------------------------------------------------------------------------------------
Future policy benefits:
    Participating whole life contracts         n/a            Company           2.5% to 6.0%       $   998.4    $   965.5
                                                             experience
    Universal life-type contracts              n/a              n/a                 n/a              1,846.6      1,780.0
    Other individual life contracts         Company           Company           2.5% to 6.0%           907.5        859.5
                                           experience        experience
    Accident and health                        n/a            Company               n/a                669.1        606.1
                                                             experience
    Annuity products                           n/a              n/a                 n/a              5,571.1      5,151.9
    Group life and health                      n/a              n/a                 n/a                436.9        456.5
Other policyholder funds                       n/a              n/a                 n/a                205.7        205.5
Funding agreements*                            n/a              n/a                 n/a                685.5            -
Pending policyholder claims                    n/a              n/a                 n/a                255.2        245.6
-------------------------------------------------------------------------------------------------------------------------
    Total insurance liabilities                                                                    $11,576.0    $10,270.6
=========================================================================================================================

    * Funding Agreements are described in detail in Note 12-Surplus Notes, Notes Payable and Lines of Credit.

    Withdrawal and mortality assumptions are based on Company experience and are generally locked-in at issue. Assumptions for "other individual life contracts" include a provision for adverse deviation. For participating whole life contracts, the mortality assumption is based on the mortality rates guaranteed in calculating the cash surrender values in the contract.

    Participating life insurance policies, for which dividends are expected to be paid, represent approximately 25.5 percent and 24.9 percent of the total individual life insurance in force at both December 31, 2008 and 2007, respectively. These participating policies represented 34.6 percent and 33.7 percent of statutory life net premium income for 2008 and 2007, respectively. The amount of dividends to be paid is determined annually by the Board of Directors.

9.  BENEFIT PLANS

    The Company sponsors a noncontributory defined benefit pension plan that covers substantially all of its employees. Company contributions to the employee plan are made periodically in an amount between the minimum ERISA required contribution and the maximum tax-deductible contribution. The plan provides defined benefits based on years of service and final average salary. The assets of the defined benefit plan are held by the Company under a group annuity contract.

    The Company sponsors a non-contributory, unfunded defined supplemental excess benefit plan for certain executives where benefits accrue and vest at the same rate as the qualified plan, which is included in "other benefits" in the following disclosures.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

9.  BENEFIT PLANS, CONTINUED

    The Company also has multiple postretirement benefit plans covering substantially all of its retired employees and certain career agents (retirees). Employees and agents with at least 10 years of plan participation may become eligible for such benefits if they reach retirement age while working for the Company. Employees hired on or after October 1, 2004, are not eligible for retiree life and health benefits. Life insurance plans are noncontributory, while the medical plans are contributory, with retiree contributions adjusted annually. The Company contributions for pre-65 retirees were frozen at the 2005 contribution level. For post-65 retirees the Company's contributions were frozen at the 2000 contribution level. There are no specific plan assets for this postretirement liability as of December 31, 2008 and 2007. Claims incurred for benefits are funded by Company contributions.

    The Company uses a December 31 measurement date for the defined benefit plan and the other postretirement benefit plans.

    Obligations and Funded Status:

                                                         PENSION BENEFITS             OTHER BENEFITS
                                                       -------------------         -------------------
(in millions)                                            2008         2007           2008         2007
------------------------------------------------------------------------------------------------------
Employer contributions                                 $  6.0        $ 0.7         $  1.7       $  1.7
Employee contributions                                      -            -            1.0          1.3
Benefit payments                                          2.6          2.7            2.7          3.1
Funded status (deficit)                                 (35.5)        11.0          (38.4)       (39.2)
======================================================================================================

    As previously discussed, the Company adopted the recognition and disclosure provisions of FAS 158 on December 31, 2007. The measurement date was changed from September 30 to December 31 in 2007 for "other benefits" resulting in a $0.4 million reduction to retained earnings. The incremental effect of applying FAS 158 on individual line items to the balance sheet as of December 31, 2007 including tax effects was as follows:

                                                           PRIOR TO        EFFECT OF       AS REPORTED
                                                           ADOPTING        ADOPTING           UNDER
(in millions)                                              FAS 158          FAS 158          FAS 158
------------------------------------------------------------------------------------------------------
Other assets                                               $  106.6          (19.0)         $   87.6
Other liabilities (including deferred income taxes)           360.9           (6.9)            354.0
Accumulated other comprehensive income                         54.5          (11.7)             42.8
Retained earnings                                           1,278.4           (0.4)          1,278.0
======================================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

 9. BENEFIT PLANS, CONTINUED

    Amounts recognized in the balance sheet:

                                                                  PENSION BENEFITS             OTHER BENEFITS
                                                                -------------------         -------------------
(in millions)                                                     2008         2007           2008         2007
---------------------------------------------------------------------------------------------------------------
Other assets                                                    $    -        $11.0         $    -       $    -
Accrued benefit obligation                                       (35.5)           -          (38.4)       (39.2)
---------------------------------------------------------------------------------------------------------------
  Net amount recognized                                         $(35.5)       $11.0         $(38.4)      $(39.2)
===============================================================================================================

    Amounts recognized in other accumulated comprehensive income:

Net actuarial (gains) losses                                     $74.1        $25.2          $(4.6)       $(0.3)
Net prior service costs (benefits)                                (1.1)        (1.2)          (0.4)        (0.7)
Net transition obligation                                         (4.3)        (5.0)             -            -
----------------------------------------------------------------------------------------------------------------
  Net amount recognized                                          $68.7        $19.0          $(5.0)       $(1.0)
================================================================================================================

    The following table represents plan assets and obligations for the defined benefit plan:

                                                                                              DECEMBER 31,
                                                                                           ------------------
(in millions)                                                                                2008        2007
-------------------------------------------------------------------------------------------------------------
Projected benefit obligation                                                               $129.3      $116.3
Accumulated benefit obligation                                                              110.5        98.5
Fair value of plan assets                                                                    93.8       127.3
=============================================================================================================

    The following table represents net periodic pension and other benefit costs expense:

                                                             PENSION BENEFITS              OTHER BENEFITS
                                                         -----------------------      -----------------------
(in millions)                                             2008     2007     2006       2008     2007     2006
-------------------------------------------------------------------------------------------------------------
Net periodic benefit cost                                $ 2.7    $ 3.5     $6.7      $ 3.0    $ 4.6    $ 5.0
Amounts recognized in other comprehensive income:
  Net loss                                                48.9     25.2        -       (4.3)    (0.3)       -
  Net prior service cost                                   0.1     (1.2)       -        0.3     (0.7)       -
  Net transaction cost                                     0.7     (5.0)       -          -        -        -
  Minimum pension liability                                  -        -        -          -        -     (0.6)
-------------------------------------------------------------------------------------------------------------
Total recognized in other comprehensive income            49.7     19.0        -       (4.0)    (1.0)    (0.6)
-------------------------------------------------------------------------------------------------------------
Total recognized net periodic pension costs
  and other comprehensive income                         $52.4    $22.5     $6.7      $(1.0)   $ 3.6    $ 4.4
=============================================================================================================

    Over the next year, the estimated amount of amortization from accumulated other comprehensive income into net periodic benefit cost related to net actuarial losses, prior service costs, and transition obligation is $4.8 million, ($0.3) million and ($0.7) million, respectively.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

 9. BENEFIT PLANS, CONTINUED

    Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                  PENSION BENEFITS             OTHER BENEFITS
                                                                 ------------------          ------------------
                                                                  2008         2007           2008         2007
---------------------------------------------------------------------------------------------------------------
Discount rate                                                    6.40%        6.50%          6.40%        6.50%
Rate of compensation increase                                    4.00%        4.00%          4.00%        4.00%
===============================================================================================================

    Weighted-average assumptions used to determine net periodic benefit cost for years ended December 31:

                                                         PENSION BENEFITS                    OTHER BENEFITS
                                                     -----------------------            -----------------------
                                                      2008     2007     2006             2008     2007     2006
---------------------------------------------------------------------------------------------------------------
Discount rate                                        6.50%    6.15%    5.75%            6.50%    6.15%    5.50%
Expected long-term return on plan assets             8.75%    8.75%    8.75%               -        -        -
Rate of compensation increase                        4.00%    4.00%    4.00%            4.00%    4.00%    4.00%
===============================================================================================================

    The expected long-term return on plan assets was established based on the median long-term returns for large company stocks, small company stocks, and long-term corporate bonds. The weighting between these asset classes was based on the assets in our plan. The long-term returns are updated and evaluated annually.

    Assumed health care trend rates at December 31:

                                                                                              2008         2007
---------------------------------------------------------------------------------------------------------------
Health care trend rate assumed for next year                                                10.00%       10.00%
Rate to which the cost trend rate is assumed to decline                                      5.00%        5.00%
Year that the rate reaches the ultimate trend rate                                            2013         2013
===============================================================================================================

    PLAN ASSETS

    The actual pension plan weighted-average asset allocations, by asset category, are 64 and 75 percent for equity securities, and 36 and 25 percent for debt securities at December 31, 2008 and 2007, respectively.

    The pension plan maintains an investment policy statement, which outlines objectives and guidelines for supervising investment strategy and evaluating the investment performance of plan assets. The Plan seeks to attain diversification by investing in a blend of asset classes and styles. The target asset allocation is to maintain 75 percent of plan assets in equities and 25 percent in debt securities. To maintain a longer-term focus, the performance objectives of the plan are monitored quarterly using a rolling 5-year time period net of fees. For evaluation purposes, the total return of each investment option is compared to an appropriate index based on the investment style of each investment option. Investment restrictions are established by asset category and are designed to control the level of overall risk and liquidity of the investment program. The investment policy maintains a longer-term focus and is intended to match the benefit obligations.

    CONTRIBUTIONS

    The Company expects to contribute $6.0 million to its pension plan and $2.2 million to its other postretirement benefit plans in 2009.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

 9. BENEFIT PLANS, CONTINUED

    ESTIMATED FUTURE BENEFIT PAYMENTS

    The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(in millions)                              PENSION BENEFITS             OTHER BENEFITS
--------------------------------------------------------------------------------------
2009                                            $ 3.1                       $ 2.2
2010                                              3.6                         2.3
2011                                              4.0                         2.5
2012                                              4.7                         3.0
2013                                              5.2                         3.1
Years 2014-2018                                  36.6                        17.4
=======================================================================================

    DEFINED CONTRIBUTION PLANS AND DEFERRED COMPENSATION

    The Company sponsors a defined contribution savings plan for employees. Beginning January 1, 2005 the Company began providing a match of 50 percent of employee contributions up to 7.0 percent of eligible earnings.
    Additional employee voluntary contributions may be made to the plan subject to contribution guidelines. Company contributions to the plan were $2.4 million, $2.4 million and $2.5 million in 2008, 2007 and 2006, respectively.

    The Company has two defined contribution pension plans covering substantially all career agents, except for general agents. Contributions of 4.5 percent of defined commissions (plus 4.5 percent for commissions over the Social Security wage base) are made to the pension plan and an additional contribution of up to 4.0 percent (subject to matching on agents' contributions) of defined commissions are made to the 401(k) plan. Company contributions expensed for these plans were $1.2 million, $1.3 million and $1.2 million in 2008, 2007 and 2006, respectively.

    The Company has entered into deferred compensation agreements with directors, certain employees, career agents and general agents. These deferred amounts are payable according to the terms and conditions of the agreements. Annual costs of the agreements were $1.8 million, $3.5 million and $2.6 million for 2008, 2007 and 2006, respectively.

10. FEDERAL INCOME TAXES

    The Company and its subsidiaries file consolidated and separate federal, state and local income tax returns.

    The federal income tax expense, for the years ended December 31, was as follows:

(in millions)                                             2008     2007     2006
--------------------------------------------------------------------------------
Current                                                  $20.8    $23.9    $14.8
Deferred                                                  (5.9)     8.5     10.8
--------------------------------------------------------------------------------
  Income tax expense                                     $14.9    $32.4    $25.6
================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    A reconciliation of the income tax attributable to continuing operations computed at the federal statutory tax rate to the income tax expense included in the statement of operations, for the years ended December 31, were as follows:

(in millions)                                                    2008     2007     2006
---------------------------------------------------------------------------------------
Income tax computed at statutory tax rate:                      $19.0    $42.2    $32.7
  Tax preferenced investment income                              (4.0)    (7.9)    (7.3)
  Disposition of Financial Institutions operations                  -        -      1.6
  Credits available to offset tax                                (0.6)    (2.2)    (1.8)
  Other                                                           0.5      0.3      0.4
---------------------------------------------------------------------------------------
  Income tax expense                                            $14.9    $32.4    $25.6
=======================================================================================

    The federal income tax (asset) liability for the years ended December 31, were as follows:

(in millions)                                                             2008     2007
---------------------------------------------------------------------------------------
Current                                                                 $ (4.4)   $(1.9)
Deferred                                                                 (90.5)    87.0
---------------------------------------------------------------------------------------
  Total federal income tax (asset) liability                            $(94.9)   $85.1
=======================================================================================

    The significant components of deferred assets and liabilities, as of December 31, are as follows:

(in millions)                                                              2008     2007
----------------------------------------------------------------------------------------
Deferred tax assets
  Insurance liabilities                                                  $120.2   $125.5
  Deferred gain on indemnity reinsurance                                   21.8     23.6
  Employee benefit plans                                                   32.3     17.3
  Unrealized depreciation                                                 125.9        -
  Other                                                                    14.5     12.4
----------------------------------------------------------------------------------------
  Total deferred tax assets                                               314.7    178.8
----------------------------------------------------------------------------------------
Deferred tax liabilities
  Deferred policy acquisition costs & value of business acquired          213.0    220.6
  Fixed assets and software                                                10.5     11.6
  Unrealized appreciation                                                     -     29.6
  Other                                                                     0.7      4.0
----------------------------------------------------------------------------------------
  Total deferred tax liabilities                                          224.2    265.8
----------------------------------------------------------------------------------------
  Total net deferred (asset) liability                                   $(90.5)  $ 87.0
========================================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

10. FEDERAL INCOME TAXES, CONTINUED

    Federal income taxes paid were $23.3 million and $20.0 million in 2008 and 2007, respectively.

    The Company has $8.9 million of net operating losses available to offset future taxable income. The losses are non-life losses and therefore, are limited in their ability to offset life insurance company taxable income. If unused, the losses will expire between 2020 and 2028.

    If the Company determines that any portion of its deferred tax assets will not be utilized in future years, a valuation allowance must be established for that portion of the deferred tax asset in doubt. Based upon best available information and expectations, the Company believes that it is more likely than not the deferred asset will be realized.

    The Company reports tax uncertainties in accordance with FIN 48. The Company has reviewed open tax years for the major jurisdictions and has concluded that there is no significant tax liability resulting from uncertain tax positions. The Company is not aware of any tax position which it is reasonably possible that amounts of unrecognized tax benefits will significantly change in the next 12 months. Calendar years 2005 through 2008 remain open to examination.

11. REINSURANCE

    The Company uses reinsurance to mitigate the risks it underwrites on a direct basis. For individual life policies, the Company cedes the portion of the total risk in excess of $0.5 million. For other policies, the Company has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. The Company is party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding company for portions of the claims incurred.

    Reinsurance amounts included in the Consolidated Statements of Operations for the years ended December 31, were as follows:

(in millions)                                          2008         2007         2006
-------------------------------------------------------------------------------------
Direct premiums                                     $ 460.9      $ 466.1      $ 528.7
Reinsurance assumed                                   387.3        420.0        508.4
Reinsurance ceded                                    (505.3)      (541.7)      (630.7)
-------------------------------------------------------------------------------------
  Net premiums                                        342.9        344.4        406.4
-------------------------------------------------------------------------------------
  Reinsurance recoveries                            $ 430.8      $ 424.4      $ 439.9
=====================================================================================

    The Company reviews all reinsurance agreements for transfer of risk and evaluates the proper accounting methods based upon the terms of the contract. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, the Company would remain liable. Seven reinsurers account for approximately 90 percent of the Company's December 31, 2008, ceded reserves for life and accident and health insurance. These reinsurers maintain A.M. Best ratings between A+ and A-. The remainder of such ceded reserves is spread among numerous reinsurers. Refer to Note 3-Acquisitions and Other Significant Transactions for details on the reinsurance transaction in 2002 with ERAC, the Golden Rule transaction in 2005 and the Transamerica 403(b) transaction in 2007.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

11. REINSURANCE, CONTINUED

    The Company reported an after-tax net loss of approximately $15 million in 2001 related to the September 11, 2001 terrorist attack. The Company has recorded no significant additional net loss in 2008, 2007 nor 2006 related to the September 11th tragedy. The net loss included anticipated reinsurance recoveries from the Company's reinsurers. The Company continues to pay claims and recover amounts from the various reinsurance companies. The anticipated reinsurance recoveries are approximately $90 million at December 31, 2008 compared to $93 million at December 31, 2007. These claims are workers' compensation related, including survivor benefits, and will be paid out over many years. The Company's reinsurance program consists of financially strong reinsurance companies.

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT

    In September 2006, the Company enhanced its financial flexibility through AUL and State Life's membership in the Federal Home Loan Bank of Indianapolis (FHLBI). FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company intends to use this access to funds as an additional source of liquidity for its operations and to earn incremental income. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5% of outstanding borrowings. At December 31, 2008, the carrying value of the FHLBI common stock was $34.2 million. The carrying value of the FHLBI common stock approximates fair value.

    Funding Agreements associated with the FHLBI totaled $684.2 million as of December 31, 2008 and the proceeds were used to purchase bonds with maturities that closely match the maturities of the Funding Agreements. The Funding Agreements are classified as Deposit Type Contracts with a carrying value of $685.5 million at December 31, 2008. The average interest rate on these Funding Agreements is 4.03% and range from 2.58% to 4.59%. Maturities for the Funding Agreements range from March 2009 to July 2018. Interest in the amount of $13.9 million was paid through December 31, 2008.

    The Funding Agreements are collateralized by bond and mortgage investments and are maintained in a custodial account for the benefit of the FHLBI. Total pledged assets amounted to $1,031.7 million at December 31, 2008 and are included in bonds and mortgages reported on the balance sheet.

    On October 6, 2003, the Company issued Senior Notes with a face value of $200 million, due October 15, 2033. Interest is payable semi-annually on April 15th and October 15th at a 7 percent annual rate. The notes are an unsecured senior obligation and will rank equally with any of the Company's senior unsecured indebtedness. The notes will effectively rank junior to any future secured indebtedness as to the assets securing such indebtedness and to all indebtedness and other obligations, including insurance and annuity liabilities, of the subsidiaries. The indenture for the Senior Notes imposes restrictions on stock transactions and indebtedness of subsidiaries, and includes conditions regarding mergers or consolidations. Interest paid was $14.0 million in 2008, 2007 and 2006.

    On February 16, 1996, AUL issued $75 million of surplus notes, due March 30, 2026. Interest is payable semi-annually on March 30 and September 30 at a 7.75 percent annual rate. Any payment of principal or interest on the notes may be made only with the prior approval of the Commissioner of the Indiana Department of Insurance. The surplus notes may not be redeemed at the option of AUL or any holders of the surplus notes. Interest paid was $5.8 million in 2008, 2007 and 2006.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

12. SURPLUS NOTES, NOTES PAYABLE AND LINES OF CREDIT, CONTINUED

Surplus Notes and Senior Notes:
(in millions)                                 2008                    2007
--------------------------------------------------------------------------
Senior notes, 7%, due 2033                  $200.0                  $200.0
Surplus notes, 7.75%, due 2026                75.0                    75.0
--------------------------------------------------------------------------
Total notes payable                         $275.0                  $275.0
==========================================================================

13. COMMITMENTS AND CONTINGENCIES

    Various lawsuits have arisen in the ordinary course of the Company's business. In each of the matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact to the financial condition, operations or cash flows of the Company.

14. STATUTORY INFORMATION

    AUL, State Life and PML prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the department of insurance for their respective state of domicile. Prescribed statutory accounting practices (SAP) currently include state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state, as well as practices described in National Association of Insurance Commissioners' (NAIC) publications.

    A reconciliation of SAP surplus to GAAP equity at December 31 follows:

(in millions)                                             2008       2007
--------------------------------------------------------------------------
  SAP surplus                                         $  863.2   $  850.8
  Asset valuation reserve                                 45.1       62.1
  Deferred policy acquisition costs                      636.6      658.4
  Value of business acquired                              91.7      100.9
  Adjustments to policy reserves                        (147.4)    (189.9)
  Interest maintenance reserves                           20.0       22.0
  Unrealized gain (loss) on invested assets, net        (233.8)      54.5
  Surplus notes                                          (75.0)     (75.0)
  Deferred gain on indemnity reinsurance                 (62.3)     (67.5)
  Deferred income taxes                                  (84.8)     (87.0)
  Other, net                                             (11.0)      (8.5)
--------------------------------------------------------------------------
  GAAP equity                                         $1,042.3   $1,320.8
==========================================================================

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

14. STATUTORY INFORMATION, CONTINUED

    A reconciliation of SAP net income to GAAP net income for the years ended December 31 follows:

(in millions)                                         2008    2007     2006
---------------------------------------------------------------------------
  SAP net income                                    $ 28.8   $76.0   $ 91.8
  Deferred policy acquisition costs                  (21.8)   24.0      0.7
  Value of business acquired                          (9.2)   (7.3)    (8.2)
  Adjustments to policy reserves                      37.9    12.2     16.3
  Deferred income taxes                                6.8    (8.5)   (10.8)
  Disposition of Financial Institutions operations       -       -    (10.8)
  Other, net                                          (3.0)   (8.3)   (11.3)
---------------------------------------------------------------------------
  GAAP net income                                   $ 39.5   $88.1   $ 67.7
===========================================================================

    Life insurance companies are required to maintain certain amounts of assets on deposit with state regulatory authorities. Such assets had an aggregate carrying value of $30.9 million and $28.8 million at December 31, 2008 and 2007, respectively.

    State statutes and the mutual insurance holding company law limit dividends from AUL, State Life and PML to OneAmerica. AUL paid $35 million in dividends to OneAmerica in 2007. No dividends were paid in 2008. State statutes allow the greater of 10 percent of statutory surplus or 100 percent of net income as of the most recently preceding year-end to be paid as dividends without prior approval from state insurance departments. Under state statutes, dividends would be limited to approximately $88 million in 2009.

15. FAIR VALUE

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

      o Level 1 - are quoted prices in active markets for identical assets or liabilities. Examples include certain U.S. Treasury securities and exchange-traded equity securities.
      o Level 2 - are quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities, certain government and agency securities, and certain mortgage-backed securities.
      o Level 3 - are the valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable. Examples include certain corporate securities (primarily private placements), certain mortgage-backed securities, and other less liquid securities.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

    Fair values for fixed maturity, equity securities and separate account assets are based on quoted market prices where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The Company is responsible for determination of fair value, therefore, we perform quantitative and qualitative analysis of prices received from third parties.

    Variable annuity minimum guarantee embedded derivative liabilities reflect the present value of expected future payments (benefits) less the fees, adjusted for risk margins, attributable to the guaranteed benefit feature valued as an embedded derivative over a range of market consistent economic scenarios. The valuation of the liability incorporates significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity separate account funds, and takes into consideration the Company's own risk of non-performance.

    The table below presents the balances of assets and liabilities measured at fair value on a recurring basis, as of December 31, 2008.

--------------------------------------------------------------------------------------------
                                      QUOTED PRICES IN  SIGNIFICANT   SIGNIFICANT    TOTAL
                                       ACTIVE MARKETS   OBSERVABLE   UNOBSERVABLE     FAIR
(in millions)                              LEVEL 1        LEVEL 2       LEVEL 3      VALUE
--------------------------------------------------------------------------------------------
Assets
  Fixed maturities                        $   35.3       $5,705.2       $2,193.8   $ 7,934.3
  Equity securities                           51.1              -           39.6        90.7
  Short-term & other invested assets            -             0.2            8.7         8.9
  Cash equivalents                           196.3           13.8              -       210.1
  Separate account assets (1)              5,206.4            0.4              -     5,206.8
--------------------------------------------------------------------------------------------
Total assets                              $5,489.1       $5,719.6       $2,242.1   $13,450.8
============================================================================================
Liabilities
  Variable annuity guarantee benefits     $      -       $      -       $   25.0   $    25.0
--------------------------------------------------------------------------------------------
Total liabilities                         $      -       $      -       $   25.0   $    25.0
============================================================================================

    (1)Separate account assets represent segregated funds that are invested on behalf of customers. Investment risks associated with market value changes are borne by the customer.

We did not have any assets or liabilities measured at fair value on a non-recurring basis as of December 31, 2008.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the period ended December 31, 2008, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities held at December 31, 2008.

-----------------------------------------------------------------------------------------------------------------------------
                                         FAIR VALUE      ITEMS      UNREALIZED    PURCHASES,    TRANSFERS IN      FAIR VALUE
                                         JANUARY 1,   INCLUDED IN      GAINS      ISSUANCES,   AND/OR (OUT) OF   DECEMBER 31,
(in millions)                               2008       NETINCOME     /(LOSSES)   SETTLEMENTS      LEVEL3(1)          2008
-----------------------------------------------------------------------------------------------------------------------------
   Fixed maturities                       $1,946.5      $(16.4)       $(227.6)      $325.1          $166.2         $2,193.8
   Equity securities                           9.5           -           (1.6)        31.7               -             39.6
   Short-term & other invested assets          9.4        (0.9)             -          0.2               -              8.7
   Cash equivalents                            1.5           -              -         (1.5)              -                -
-----------------------------------------------------------------------------------------------------------------------------
Total assets                              $1,966.9      $(17.3)       $(229.2)      $355.5          $166.2         $2,242.1
=============================================================================================================================
Liabilities
   Variable annuity guarantee benefits    $    0.4      $ 24.6        $     -       $    -          $    -         $   25.0
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                         $    0.4      $ 24.6        $     -       $    -          $    -         $   25.0
=============================================================================================================================

    (1) Transfers in or out of Level 3 are illustrated at amortized cost at the beginning of the period.

    The following table provides the components of the items included in net income in the table above.

-----------------------------------------------------------------------------------------------------------------------------
                                                                                 GAINS (LOSSES)
                                                               OTHER THAN         FROM SALES,
                                                               TEMPORARY          MATURITIES,       BENEFIT
(in millions)                                AMORTIZATION      IMPAIRMENT         SETTLEMENTS       EXPENSE           TOTAL
-----------------------------------------------------------------------------------------------------------------------------
   Fixed maturities                             $ 1.4            $(21.9)              $4.1           $   -           $(16.4)
   Short-term & other invested assets            (0.9)                -                  -               -             (0.9)
-----------------------------------------------------------------------------------------------------------------------------
Total assets                                    $ 0.5            $(21.9)              $4.1           $   -           $(17.3)
=============================================================================================================================
Liabilities
   Variable annuity guarantee benefits          $   -            $    -               $  -           $24.6           $ 24.6
-----------------------------------------------------------------------------------------------------------------------------
Total liabilities                               $   -            $    -               $  -           $24.6           $ 24.6
=============================================================================================================================

    Realized gains (losses) are reported in the consolidated statement of operations, while unrealized gains (losses) are reported in other comprehensive income (losses) within equity in the balance sheet.

    FAS 107, "Disclosures about Fair Value of Financial Instruments" (FAS 107), requires disclosure of the estimated fair value of certain financials instruments and the methods and significant assumptions used to estimate their fair values. Many but not all of the Company's financial instruments are carried at fair value on the consolidated balance sheets. Financial instruments within the scope of FAS 107 that are not carried at fair value in the consolidated balance sheets are discussed below.

ONEAMERICA FINANCIAL PARTNERS, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS, CONTINUED

15. FAIR VALUE, CONTINUED

    The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities.

    The estimated fair values of the liabilities for interest-bearing policyholder funds approximate the statement values because interest rates credited to account balances approximate current rates paid on similar funds and are not generally guaranteed beyond one year. Fair values for other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

    The surplus note and notes payable values are estimated using bonds of similar quality issued by other insurance companies for which there is a readily observable market or for which there is a frequently quoted market.

    The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the following table should not be construed as the underlying value of the Company. The fair value of certain financial instruments, along with the corresponding carrying values at December 31 follows:

                                          2008                   2007
----------------------------------------------------------------------------
                                  CARRYING      FAIR    CARRYING      FAIR
(in millions)                       VALUE      VALUE      VALUE      VALUE
----------------------------------------------------------------------------
Mortgage loans                    $1,419.7   $1,391.0    $1,394.6   $1,444.4
Policy loans                         234.2      234.2       225.3      225.3
Surplus notes and notes payable      275.0      231.7       275.0      279.9
============================================================================

--------------------------------------------------------------------------------

No dealer, salesman or any other person is authorized by the Individual Variable Life Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.

The Statement of Additional Information contains additional information about the Variable Account and AUL. To learn more about the Contract, you should read the Statement of Additional Information dated the same date as this Prospectus. The Table of Contents for the Statement of Additional Information appears on the last page of this Prospectus. For a free copy of the Statement of Additional Information please call 1-800-863-9354 or write to AUL at One American Square, P.O. Box 7127, Indianapolis, Indiana 46206-7127.

The Statement of Additional Information has been filed with the SEC and is incorporated by reference into this Prospectus and is legally a part of this Prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the Statement of Additional Information and other information about AUL and the Contract. Information about AUL and the Contract (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 2059-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at
(202) 942-8090.

The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.

Investment Company Act of 1940 Registration File No. 811-8311

--------------------------------------------------------------------------------

                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                    FLEXIBLE PREMIUM ADJUSTABLE VARIABLE LIFE

                                     SOLD BY

                                 AMERICAN UNITED

                             LIFE INSURANCE COMPANY(R)

                        ONE AMERICAN SQUARE, P.O. BOX 7127

                           INDIANAPOLIS, INDIANA 46206-7127

                       STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2009

--------------------------------------------------------------------------------

                            PART C: Other Information


Item 26.Exhibits


(a)     Board of Directors Resolutions.


        1.     Resolution of the Board of Directors of the Depositor  dated July

               10, 1997  concerning AUL American  Individual  Variable Life Unit

               Trust(1)


(b)     Custodian Agreements.


          Not Applicable.


(c)     Underwriting Contracts.


        1.     Distribution  Agreement  between  American  United Life Insurance

               Company and OneAmerica Securities, Inc.(5)


        2.     Schedule of Sales Commissions.(2)


        3.     Form of Selling Agreement (10)


(d)     Contracts.


        1.     Form of  Flexible  Premium  Adjustable  Variable  Life  Insurance

               Policy(1)


        2.     Form of Last Survivor Rider(1)


        3.     Form of Waiver of Monthly Deduction Disability(1)


        4.     Form of Guaranteed Insurability Option(1)


        5.     Form of Children's Insurance Benefit Rider(1)


        6.     Form of Other/Same Insured Level Term Insurance Rider(1)


        7.     Form of Waiver of Premium Disability Benefit Rider(1)


        8.     Form of Automatic Increase Rider(1)


        9.     Form of Guaranteed Death Benefit Rider(1)


        10.    Form of Accelerated Benefit Rider(1)


        11.    Form of Joint First-to-Die Level Term Insurance Rider(1)


        12.    Form of Long Term Care Accelerated Death Benefit Rider(9)

(e)     Applications.


        1.     Form of Application for Flexible Premium Adjustable Variable Life

               Insurance Policy(4)


(f)     Depositor's Certificate of Incorporation and By-Laws.


        1.     Certification of Articles of Merger between American Central Life

               Insurance Company and United Mutual Life Insurance Company(3)


        2.     Articles  of  Merger  between  American  Central  Life  Insurance

               Company and United Mutual Life Insurance Company(3)


        3.     Second Amended and Restated Articles  of  Incorporation  of

               American United Life Insurance Company(R)(7)


        4.     Second  Amended  and  Restated  Bylaws of  American  United  Life

               Insurance Company(R)(7)


(g)     Reinsurance Contracts.


               Not Applicable.


(h)     Participation Agreements.


        1.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Alger American Fund (3)


        2.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and American Century  Variable  Portfolios,

               Inc. (3)


        3.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Fidelity  Variable  Insurance  Products

               Fund (3)


        4.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Fidelity  Variable  Insurance  Products

               Fund II (3)


        5.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and T. Rowe Price Equity Series, Inc. (3)


        6.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and INVESCO Variable Investment Funds, Inc.

               (4)


        7.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and Janus Aspen Series (5)


        8.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and PBHG Insurance Series Fund (5)


        9.     Form of  Participation  Agreement  between  American  United Life

               Insurance Company(R) and SAFECO Resource Series Trust (5)

       10.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and T. Rowe  Price  Fixed  Income  Series,

               Inc.(5)


       11.     Form of Amendment to the Participation Agreement between American

               United  Life  Insurance  Company(R)  and  PBHG  Insurance  Series

               Fund (6)


       12.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and Neuberger  Berman  Advisers  Management

               Trust (6)


       13.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R) and AIM Variable Insurance Funds (7)


       14.     Form of  Participation  Agreement  between  American  United Life

               Insurance  Company(R)  and  Dreyfus  Investment   Portfolios  and

               Dreyfus Variable Investment Fund (7)



       15      Form of Participation Agreement between AIM Variable

               Insurance Funds and American United Life Insurance

               Company(R)(8)


       16      Form of Participation Agreement between Pioneer Funds

               Distributor, Inc. and American United Life Insurance

               Company(R)(8)


       17      Form of  Amendment to Schedule A of Participation  Agreement

               between  American  United Life Insurance Company(R) and T. Rowe

               Price Equity Series, Inc.(8)


       18      Form of  Addendum to the Account Services Agreement between

               American United Life Insurance Company(R) and Thornburg Investment Management, Inc.(8)


       19      Form of  Participation  Agreement  between  American  United

               Life Insurance Company(R) and the Timothy Plan(8)


       20      Form of  Participation  Agreement  between  American  United

               Life Insurance Company(R) and Vanguard Variable Insurance

               Fund(8)



(i)     Administrative Contracts.


               Not Applicable.


(j)     Other Material Contracts.


               Not Applicable.


(k)     Legal Opinion.


        1.     Opinion  and  consent of legal  officer of  American  United Life

               Insurance   Company(R)   as  to  legality   of   Policies   being

               registered(2)


(l)     Actuarial Opinion.


        1.     Opinion of Actuary(2)


(m)     Calculation.


               Not Applicable.


(n)     Other Opinions.


        1.     Consent of Dechert Price & Rhoads(2)



        2.     Consent of Independent Auditors(13)



        3.     Powers of Attorney(12)


        4.     Rule 483 Ceritifed Resolution (13)


(o)     Omitted Financial Statements.


               Not Applicable.


(p)     Initial Capital Agreements.


               Not Applicable.


(q)     Redeemability Exemption.


        1.     Memorandum   describing   issuance,   transfer   and   redemption

               procedures.(1)


--------------------


(1)       Filed with the Registrant's initial registration statement on Form S-6

          (File No. 333-32531) on July 31, 1997.


(2)       Filed  with  the  Registrant's  Pre-Effective  Amendment  No. 1 to the

          Registration Statement on Form S-6 (File No. 333-32531) on October 30,

          1997.


(3)       Filed  with the  Registrant's  Post-Effective  Amendment  No. 1 to the

          Registration  Statement on Form S-6 (File No.  333-32531) on April 30,

          1998.


(4)       Filed  with the  Registrant's  Post-effective  Amendment  No. 6 to the

          Registration  Statement  on Form S-6 (File  333-32531)  on August  28,

          2001.


(5)       Filed  with the  Registrant's  Post-effective  Amendment  No. 8 to the

          Registration  Statement on Form N-6 (File  333-32531)  on February 28,

          2003



(6)       Filed  with the  Registrant's  Post-effective  Amendment  No. 9 to the

          Registration Statement on Form N-6 (File 333-32531) on April 30, 2003


(7)       Filed  with the Registrant's  Post-effective  Amendment  No. 10 to the

          Registration Statement on Form N-6 (File 333-32531) on April 28, 2004


(8)       Filed  with the Registrant's  Post-effective  Amendment  No. 11 to the

          Registration Statement on Form N-6 (File 333-32531) on April 29, 2005


(9)       Filed  with the Registrant's  Post-effective  Amendment  No. 12 to the

          Registration Statement on Form N-6 (File 333-32531) on June 24, 2005


(10)      File  with the  Registrant's  Post-effective  Amendment  No. 13 to the

          Registration Statement on Form N-6 (File 333-32531) on April 28, 2006.


(11)      File  with the  Registrant's  Post-effective  Amendment  No. 14 to the

          Registration Statement on Form N-6 (File 333-32531) on May 1, 2007.


(12)      File  with the  Registrant's  Post-effective  Amendment  No. 15 to the

          Registration Statement on Form N-6 (File 333-32531) on May 1, 2008.


(13)      File  with the  Registrant's  Post-effective  Amendment  No. 16 to the

          Registration Statement on Form N-6 (File 333-32531) on  April 15,

          2009.

* To be filed by amendment.


Item 27. Directors and Officers of the Depositor




Name and Address                   Positions and Offices with AUL

----------------                   ------------------------------


J. Scott Davison*                  Chief Financial Officer, AUL (6/04 - present); Senior Vice President, Strategic

                                   Planning and Corporate Development (7/02 -6/04);

                                   Director, AUL (7/02 - present) Vice President, Corporate Planning (1/00 - 7/02)


Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);

                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,

                                   Reporting & Research (5/95 - 1/99)


Dayton H. Molendorp*               Chairman, AUL (2/2007 to Present); President and Chief Executive Officer,

                                   AUL (9/04 - present); Executive Vice President, AUL (2/03 - 9/04); Senior Vice President,

                                   Individual Division (9/99 - 2/03); Director, AUL, (12/00 - present);

                                   Vice President, Individual Division (11/98 - 9/99);

                                   Vice President, Marketing, Individual Division (6/92 - 9/98)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,

                                   (12/01 - present); Director, AUL (12/01 - present); Vice President

                                   Human Resources, (11/99 - 12/01); Vice President, Corporate

                                   Planning, (9/95 - 11/99)


G. David Sapp*                     Senior Vice President, Investments (1/92 - present);

                                   Director, AUL (12/00 - present)


Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);

                                   Director, AUL (8/02 - present)


----------------------------------------------


*One American Square, Indianapolis, Indiana 46282




Item 28. Persons Controlled by or Under Common Control with the Depositor or the

Registrant.



AMERICAN  UNITED LIFE INSURANCE  COMPANY  ("AUL") is a stock  insurance  company existing under the laws of the State of Indiana. It was originally  incorporated as a  fraternal  society  on  November  7, 1877,  under the laws of the  federal government  and  reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000,  AUL converted from a mutual life insurance company to a stock life insurance company  ultimately  controlled by a mutual holding company, American United Mutual Insurance Holding Company.


AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY  ("AUMIHC") is a mutual holding company  created on December 17,  2000,  under the laws of the state of Indiana.

The rights of policyowners of American United Life Insurance Company,  including the right to elect directors to the Board of Directors, reside with this entity,

which must hold at least 51% of the voting stock of the stock  holding  company,

OneAmerica Financial Partners, Inc.


AUL AMERICAN UNIT TRUST (File No. 811-5929),  AUL AMERICAN INDIVIDUAL UNIT TRUST

(File No.  811-8536),  and AUL AMERICAN  INDIVIDUAL  VARIABLE ANNUITY UNIT TRUST

(File No. 811-9193) are separate  accounts of AUL,  organized for the purpose of the sale of group and individual variable annuity contracts, respectively.


AUL REINSURANCE  MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized  under the laws of Indiana on November 3, 1999.  RMS is a  reinsurance

manager.   Since  divestiture  of  AUL's  reinsurance  division, most  remaining reinsurance  and AUL Long  Term  Care  Solutions,  Inc.  were transferred  to GE

Employers Reinsurance  Corporation on July 1, 2002.  AUL has a

100% equity interest in AUL Reinsurance Management Services Canada, Ltd.


FOUNTAIN SQUARE LIFE REINSURANCE COMPANY ("Fountain Square") was incorporated on

December 31, 2002 and is a company  domiciled  in the Turks and Caicos,  British

West Indies  whose  business is the  reinsurance  of credit life and  disability risks issued  through its parent,  Fifth-Third  Banc Corp. The new entity is the successor of its predecessor, Fountain Square Insurance Company, by operation of law and possesses all of the rights and powers of its predecessor and is subject to all the restrictions,  debts,  liabilities,  etc., of the former entity.  AUL received  260 shares of  preferred  stock of Fountain  Square,  in exchange  for

26,000 shares of preferred stock of Fountain Square Insurance Company. AUL owned the same percentage of the  outstanding  stock of Fountain Square as it owned in

Fountain Square Insurance  Company.  The Fountain Square Insurance Company stock was  valued at  $96.16  per share  and the  Fountain  Square  stock is valued at

$9,616.00  per share.  On December 23,  2003,  AUL  invested  $2,501,031.75  and received 260 shares of preferred  stock in Fountain  Square.  As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.



ONEAMERICA FINANCIAL PARTNERS,  INC. ("OAFP") is the stock holding company which owns all of the shares of American  United Life Insurance  Company,  formerly an

Indiana  mutual  insurance  company,  which is now an  Indiana  stock  insurance company.


ONEAMERICA FUNDS,  INC. (the "Fund") (File No. 811-5850) was incorporated  under the laws of Maryland on July 26, 1989, and is an open-end management  investment company under the  Investment  Company Act of 1940. It was  established  for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series  Contracts.  On May 1, 2002, the name of this  corporation was changed.  The prior name was AUL American Series Funds,

Inc.  As of  December  31,  2008,  there  are  620  million  authorized  shares;

currently,  612 million  shares have been  allocated  and issued.  AUL owns 0.00 percent  of the Value  portfolio,  0.00  percent  of the  Investment  Grade Bond portfolio,  0.00 percent of the Asset Director  portfolio,  76 percent of the

Socially  Responsive  portfolio  and 0.00 percent of the Money Market  portfolio shares as of December 31,  2008.  As a result of the  transaction,  the separate accounts of AUL have acquired a 99.89% equity interest in the fund.


ONEAMERICA  SECURITIES,  INC.  (broker-dealer  No.  801-56819) is a wholly owned subsidiary  of AUL  and  was  incorporated  on  June  4,  1969,  and  acts  as a broker-dealer  of  securities  products.  On January  1, 2002,  the name of this corporation  was  changed.  The prior  name was AUL  Equity  Sales  Corp.  As of

December 31, 2008, the total number of shares,  all without par value,  that the corporation is authorized to issue is 1,000 shares. As of December 31, 2008, 400 shares are issued and outstanding,  all of which were purchased and are owned by

AUL. As a result of the transaction,  AUL has acquired a 100% equity interest in that company.


PIONEER MUTUAL LIFE INSURANCE  COMPANY A STOCK SUBSIDIARY OF AUMIHC  ("Pioneer")

is a North Dakota domestic  insurance  company whose  principal  business is the sale of life  insurance  policies and annuity  contracts.  During  calendar year

2001,  Pioneer,  pursuant  to the  authority  of the North  Dakota  and  Indiana

Insurance Commissioners,  and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.  Effective January 1, 2002,

Pioneer is wholly owned by OneAmerica,  which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC. As a result of the transaction,

AUL has acquired a 0% equity interest in that company.


R. E. MOULTON, INC. ("RE Moulton") is a Massachusetts corporation operating as a managing  general  agent for employer  stop-loss  insurance  policies  issued to self-funded  employee  benefit  plans.  Effective  October 1,  2003,  OneAmerica purchased 100% of the outstanding stock of R.E.  Moulton,  Inc. for $27,400,000.

As a result of this  transaction,  AUL has acquired a 0% equity interest in that company.


REGISTRANT (AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST File No. 811-8311),

is a  separate  account  of  AUL,  organized  for  the  purpose  of the  sale of individual variable life insurance products.


THE STATE LIFE INSURANCE  COMPANY  ("State  Life") is an Indiana  domestic stock subsidiary of AUMIHC whose principal  business is the sale of life insurance and long-term  care  insurance  products.  State Life became  part of the  insurance holding company system on September 23, 1994.  During calendar year 2004,  State

Life,  pursuant to the authority of the Indiana Insurance  Commissioner and with the  approval of its members,  reorganized  from a mutual  insurance  company to become a stock  insurance  subsidiary  of AUMIHC.  Effective  December 30, 2004,

State Life is wholly owned by OneAmerica,  which is wholly owned by AUMIHC,  and its  former  members  are now  voting  members  of  AUMIHC.  As a result  of the transaction, AUL has acquired a 0% equity interest in that company.




Item 29. Indemnification.


Article  IX,  Section  1  of  the  Second  Amended  and  Restated   Articles  of

Incorporation of American United Life Insurance Company(R) provides as follows:


(a) Coverage.  The Corporation shall indemnify as a matter of right every person made a party to a proceeding because such person (an "Indemnitee") is or was:


     (i)  a member of the Board of Directors of the Corporation,


     (ii) an officer of the Corporation, or


     (iii)while  a  director  or  officer  of the  Corporation,  serving  at the

          Corporation's  request  as  a  director,  officer,  partner,  trustee,

          member,  manager,  employee,  or agent of another  foreign or domestic corporation,  limited liability company,  partnership,  joint venture,

          trust, employee benefit plan, or other enterprise,  whether for profit or not,


Notwithstanding  the foregoing,  it must be determined in the specific case that indemnification  of the Indemnitee is permissible in the  circumstances  because the Indemnitee has met the standard of conduct for indemnification  specified in

Indiana Code 27-1-7.5-8 (or any successor provision).  The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final  disposition  thereof in accordance with the  procedures  and subject to the  conditions  specified  in Indiana Code

27-1-7.5-10 (or any successor  provision).  The Corporation shall indemnify as a matter  of right an  Indemnitee  who is  wholly  successful,  on the  merits  or otherwise,  in the defense of any such proceeding,  against reasonable  expenses incurred  by the  Indemnitee  in  connection  with the  proceeding  without  the requirement  of a  determination  as set  forth in the  first  sentence  of this paragraph.


(b) Determination. Upon demand by a person for indemnification or advancement of expenses,  as the case may be, the  Corporation  shall  expeditiously  determine whether the person is entitled  thereto in accordance  with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).


(c) Effective Date. The indemnification  provided under this Article shall apply to any proceeding  arising from acts or omissions  occurring before or after the adoption of this Article.


Item 30. Principal Underwriters.


     a.   Other Activity.  In additional to Registrant,  OneAmerica  Securities,

          Inc. acts as the  principal  underwriter  for policies  offered by AUL through AUL American  Individual Unit Trust (File No. 811-08536),  AUL

          American Unit Trust (File No.  811-05929) and AUL American  Individual

          Variable Annuity Unit Trust (File No. 811-09193).


     b.   Management.   The  directors  and  principal  officers  of  OneAmerica

          Securities, Inc. are as follows:




          Name and Principal                      Positions and Offices

          Business Address*                       with OneAmerica Securities, Inc.

          -------------------                     --------------------------------
          James Crampton                           Tax Director

          Richard M. Ellery                        Secretary & Chief Counsel

          Nicholas A. Filing                       Chairman of the Board, President &
                                                     Director

          Constance E. Lund                        Treasurer, Acting Financial Operations
                                                     Principal & Director

          Gregory A. Poston                        Director

          Anthony M. Smart                         Vice President, Operations

          Mark A. Wilkerson                        Director

          Jay B. Williams                          Chief Compliance Officer

          William F. Yoerger                       Director

          John W. Zeigler                          Vice President, Insurance Agency Registrations


------------------------------



* The Principal  business  address of all of the persons  listed is One American

Square, Indianapolis, Indiana 46282





     c.   Not Applicable.


Item 31. Location of Accounts and Records.


The accounts,  books and other documents required to be maintained by Registrant pursuant to Section  31(a) of the  investment  Company Act of 1940 and the rules under that section will be maintained at One American Square,  Indianapolis,  IN

46282.


Item 32. Management Services.


There are no  management-related  service  contracts  not discussed in Part A or

Part B.


Item 33. Fee Representation.


The Registrant represents that the aggregate fees and charges deducted under the variable life contracts are reasonable in relation to the services rendered, the expenses  expected  to be  incurred,  and the  risks  assumed  by the  Insurance

Company.

                                   SIGNATURES



     Pursuant  to the  requirements  of the  Securities  Act and the  Investment

Company Act, the Registrant  certifies that it meets all of the requirements for effectiveness  of this Post Effective  Amendment to the  Registration  Statement

under Rule 485(b) under the Securities Act and has duly caused this Registration

Statement to be signed on its behalf by the undersigned, duly authorized, in the

City of Indianapolis, and the State of Indiana, on the  15 day of April, 2009.



                               AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                                            (Registrant)


                               By:  American United Life Insurance Company


                               By:  __________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman, President & CEO



                               AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                             (Depositor)


                               By:  __________________________________________

                                    Name:  Dayton H. Molendorp*

                                    Title: Chairman President & CEO






* By:  /s/ Richard M. Ellery

       __________________________________________

       Richard M. Ellery as attorney-in-fact


Date:  April 15, 2009


     Pursuant to the  requirements  of the Securities  Act, this  Post-Effective

Amendment to the  Registration  Statement has been signed below by the following persons in the capacities and on the dates indicated.





Signature                           Title                     Date

---------                           -----                     ----


_______________________________     Director, Chief            April 15, 2009
J. Scott Davison*                   Financial Officer



_______________________________     Director                   April 15, 2009
Constance E. Lund*



_______________________________     Director                   April 15, 2009
Dayton H. Molendorp*



_______________________________     Director                   April 15, 2009
Mark C. Roller*



_______________________________     Director                   April 15, 2009
G. David Sapp*



_______________________________     Director                   April 15, 2009
Thomas M. Zurek*


/s/ Richard M. Ellery
___________________________________________

*By: Richard M. Ellery as Attorney-in-fact

Date: April 15, 2009



                               EXHIBITS FILED WITH

                                    FORM N-6



                AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST

                  OF AMERICAN UNITED LIFE INSURANCE COMPANY(R)






Exhibit Number in
Form N-6, Item 26                   Name of Exhibit

-----------------                   ---------------


  (n)(2)                            Consent of Independent Auditors

  (n)(4)                            Rule 483 Certified Resolution